UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08918

HC Capital Trust

(Exact name of Registrant as specified in charter)

Five Tower Bridge, 300 Barr Harbor Drive, 5th Floor, West Conshohocken, PA 19428

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 242-9596

Date of fiscal year end: June 30

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments.

The Registrant is filing this amended and restated Form N-Q (originally filed with the Securities and Exchange Commission on May 29, 2018) solely to update certain amounts associated with the swap agreements values held in The Fixed Income Opportunity Portfolio. No other information or disclosures contained in the original filing are being amended by this Form N-Q/A.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 95.48%
	Aerospace & Defense — 2.89%
2,371	Arconic, Inc.	$55
4,171	General Dynamics Corp.	921
1,299	Hexcel Corp.	84
606	Huntington Ingalls Industries, Inc.	156
438	L3 Technologies, Inc.	91
6,383	Lockheed Martin Corp.	2,157
1,062	Orbital ATK, Inc.	141
32,806	Raytheon Co.	7,080
679	Spirit Aerosystems Holdings, Inc., Class – A	57
200	Teledyne Technologies, Inc.(a)	37
4,843	Textron, Inc.	286
9,595	The Boeing Co.	3,146
25,003	United Technologies Corp.	3,146

		17,357

	Air Freight & Logistics — 0.38%
3,360	C.H. Robinson Worldwide, Inc.	315
305	Expeditors International of Washington, Inc.	19
18,363	United Parcel Service, Inc., Class – B	1,922
200	XPO Logistics, Inc.(a)	20

		2,276

	Airlines — 0.77%
1,903	Alaska Air Group, Inc.	118
1,426	American Airlines Group, Inc.	74
998	Copa Holdings SA, Class – A	128
24,290	Delta Air Lines, Inc.	1,331
126,448	JetBlue Airways Corp.(a)	2,570
1,375	Spirit Airlines, Inc.(a)	52
5,485	United Continental Holdings, Inc.(a)	381

		4,654

	Auto Components — 1.16%
545	Adient PLC	33
1,070	BorgWarner, Inc.	54
672	Delphi Technologies PLC	32
585	Gentex Corp.	13
3,282	Goodyear Tire & Rubber Co.	87
12,869	Lear Corp.	2,395
76,724	Magna International, Inc., ADR	4,323

		6,937

	Automobiles — 0.72%
154,952	Ford Motor Co.	1,717
54,425	General Motors Co.	1,978
14,435	Harley-Davidson, Inc.	619

		4,314

	Banks — 9.71%
7,088	Associated Banc-Corp.	176
412,261	Bank of America Corp.	12,364
1,797	Bank of Hawaii Corp.	149
2,113	Bank of the Ozarks, Inc.	102
4,331	BankUnited, Inc.	173
38,394	BB&T Corp.	1,998
493	BOK Financial Corp.	49
2,618	CIT Group, Inc.	135
26,730	Citigroup, Inc.	1,804
9,728	Citizens Financial Group, Inc.	408
53,050	Comerica, Inc.	5,089
1,856	Commerce Bancshares, Inc.	111
2,619	Cullen/Frost Bankers, Inc.	278
2,791	East West Bancorp, Inc.	175
34,673	Fifth Third Bancorp	1,101

Shares	Security Description	Value (000)
	Banks (continued)
2,438	First Hawaiian, Inc.	$68
5,854	First Horizon National Corp.	110
2,455	First Republic Bank	227
14,441	FNB Corp.	194
52,718	Huntington Bancshares, Inc.	796
56,141	JPMorgan Chase & Co.	6,174
52,268	KeyCorp	1,022
2,821	M&T Bank Corp.	520
5,542	PacWest Bancorp	274
15,228	People’s United Financial, Inc.	284
268	Pinnacle Financial Partners, Inc.	17
22,168	PNC Financial Services Group, Inc.	3,353
9,330	Popular, Inc.	388
3,201	Prosperity Bancshares, Inc.	232
59,505	Regions Financial Corp.	1,106
892	Signature Bank(a)	127
24,458	SunTrust Banks, Inc.	1,664
822	SVB Financial Group(a)	197
660	Synovus Financial Corp.	33
3,213	TCF Financial Corp.	73
68,509	U.S. Bancorp	3,460
545	Webster Financial Corp.	30
257,687	Wells Fargo & Co.	13,506
1,588	Western Alliance Bancorp(a)	92
3,966	Zions Bancorp	209

		58,268

	Beverages — 1.76%
22	Brown-Forman Corp., Class – A	1
80	Brown-Forman Corp., Class – B	4
4,863	Dr. Pepper Snapple Group, Inc.	576
2,768	Molson Coors Brewing Co., Class – B	209
4,289	Monster Beverage Corp.(a)	245
60,414	PepsiCo, Inc.	6,595
68,003	The Coca-Cola Co.	2,953

		10,583

	Biotechnology — 3.06%
49,832	AbbVie, Inc.	4,717
52	Agios Pharmaceuticals, Inc.(a)	4
2,693	Alexion Pharmaceuticals, Inc.(a)	300
75	Alnylam Pharmaceuticals, Inc.(a)	9
23,016	Amgen, Inc.	3,924
2,224	Biogen Idec, Inc.(a)	609
7,433	Celgene Corp.(a)	663
102,968	Gilead Sciences, Inc.	7,763
77	Intrexon Corp.(a)	1
1,580	OPKO Health, Inc.(a)	5
934	Regeneron Pharmaceuticals, Inc.(a)	322
687	United Therapeutics Corp.(a)	77

		18,394

	Building Products — 0.30%
1,226	Allegion PLC	105
2,000	Fortune Brands Home & Security, Inc.	118
37,498	Johnson Controls International PLC	1,321
16	Lennox International, Inc.	3
613	Masco Corp.	25
2,048	Owens Corning, Inc.	165
1,649	USG Corp.(a)	67

		1,804

	Capital Markets — 2.17%
1,036	Affiliated Managers Group, Inc.	196

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Markets (continued)
4,310	Ameriprise Financial, Inc.	$638
12,826	Bank of New York Mellon Corp.	661
6,440	BGC Partners, Inc., Class – A	87
701	BlackRock, Inc., Class – A	380
1,915	CME Group, Inc.	310
1,544	E*Trade Financial Corp.(a)	86
4,411	Eaton Vance Corp.	246
3,844	Federated Investors, Inc., Class – B	128
15,150	Franklin Resources, Inc.	525
19,232	Goldman Sachs Group, Inc.	4,843
427	Interactive Brokers Group, Inc., Class – A	29
1,745	IntercontinentalExchange Group, Inc.	127
17,719	Invesco Ltd.	567
4,815	Lazard Ltd., Class – A	253
4,137	Legg Mason, Inc.	168
22,491	Morgan Stanley	1,213
3,893	Northern Trust Corp.	401
2,211	Raymond James Financial, Inc.	198
6,899	State Street Corp.	688
10,759	T. Rowe Price Group, Inc.	1,161
162	TD Ameritrade Holding Corp.	10
1,370	The Charles Schwab Corp.	72
629	The NASDAQ OMX Group, Inc.	54

		13,041

	Chemicals — 2.11%
9,076	Air Products & Chemicals, Inc.	1,443
505	Albemarle Corp.	47
349	Ashland Global Holdings, Inc.	24
1,989	Cabot Corp.	111
1,734	Celanese Corp., Series A	174
54,867	CF Industries Holdings, Inc.	2,070
46,399	DowDuPont, Inc.	2,957
6,374	Eastman Chemical Co.	673
2,709	Huntsman Corp.	79
12,968	LyondellBasell Industries N.V., Class – A	1,371
4	NewMarket Corp.	2
5,172	Olin Corp.	157
703	Platform Specialty Products Corp.(a)	7
96	PPG Industries, Inc.	11
7,726	Praxair, Inc.	1,115
3,721	RPM International, Inc.	177
88,200	The Mosaic Co.	2,141
1,003	The Scotts Miracle-Gro Co.	86
1,125	Valvoline, Inc.	25
111	Westlake Chemical Corp.	12

		12,682

	Commercial Services & Supplies — 0.23%
186	ADT, Inc.	1
107	Clean Harbors, Inc.(a)	5
1,532	Copart, Inc.(a)	78
3,390	KAR Auction Services, Inc.	185
7,270	Pitney Bowes, Inc.	79
1,304	Republic Services, Inc., Class – A	86
1,113	Stericycle, Inc.(a)	65
10,145	Waste Management, Inc.	854

		1,353

	Communications Equipment — 2.29%
3,279	Arris International PLC(a)	87
122,867	Cisco Systems, Inc.	5,270
506	Commscope Holding, Inc.(a)	20
259	EchoStar Corp., Class – A(a)	14

Shares	Security Description	Value (000)
	Communications Equipment (continued)
836	F5 Networks, Inc.(a)	$121
515	Harris Corp.	83
132,028	Juniper Networks, Inc.	3,212
9,885	Motorola Solutions, Inc.	1,041
716,304	Nokia Corp., ADR	3,918

		13,766

	Construction & Engineering — 0.09%
2,844	AECOM Technology Corp.(a)	101
2,570	Fluor Corp.	148
2,235	Jacobs Engineering Group, Inc.	132
2,491	Quanta Services, Inc.(a)	86
399	Valmont Industries, Inc.	58

		525

	Construction Materials — 0.01%
486	Eagle Materials, Inc., Class – A	50
35	Martin Marietta Materials, Inc.	7
51	Vulcan Materials Co.	6

		63

	Consumer Finance — 2.55%
8,251	Ally Financial, Inc.	224
12,825	American Express Co.	1,196
51,500	Capital One Financial Corp.	4,935
155	Credit Acceptance Corp.(a)	51
6,773	Discover Financial Services	487
12,996	Navient Corp.	171
65,295	OneMain Holdings, Inc.(a)	1,955
2,682	Santander Consumer USA Holdings, Inc.	44
7,983	SLM Corp.(a)	89
184,583	Synchrony Financial	6,189

		15,341

	Containers & Packaging — 0.35%
262	AptarGroup, Inc.	24
47	Ardagh Group SA	1
27	Avery Dennison Corp.	3
879	Ball Corp.	35
3,244	Bemis Company, Inc.	141
1,314	Berry Plastics Group, Inc.(a)	72
1,528	Crown Holdings, Inc.(a)	78
553	Graphic Packaging Holding Co.	8
10,876	International Paper Co.	581
188	Owens-Illinois, Inc.(a)	4
2,430	Packaging Corporation of America	274
510	Sealed Air Corp.	22
747	Silgan Holdings	21
3,158	Sonoco Products Co.	153
10,856	WestRock Co.	696

		2,113

	Distributors — 0.08%
4,558	Genuine Parts Co.	410
1,481	LKQ Corp.(a)	56

		466

	Diversified Consumer Services — 0.04%
56	Graham Holdings Co.	34
7,773	H&R Block, Inc.	197

		231

	Diversified Financial Services — 0.56%
15,985	Berkshire Hathaway, Inc., Class – B(a)	3,188

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Financial Services (continued)
5,615	Leucadia National Corp.	$128
973	Voya Financial, Inc.	49

		3,365

	Diversified Telecommunication Services — 1.49%
131,461	AT&T, Inc.	4,687
18,247	CenturyLink, Inc.	300
81,452	Verizon Communications, Inc.	3,895
2,498	Zayo Group Holdings, Inc.(a)	85

		8,967

	Electric Utilities — 2.76%
4,092	Alliant Energy Corp.	167
77,954	American Electric Power, Inc.	5,347
1,147	Avangrid, Inc.	59
16,865	Duke Energy Corp.	1,307
44,375	Edison International	2,825
3,103	Entergy Corp.	244
7,298	Eversource Energy	430
21,035	Exelon Corp.	821
8,008	FirstEnergy Corp.	272
4,783	Great Plains Energy, Inc.	152
2,288	Hawaiian Electric Industries, Inc.	79
10,298	NextEra Energy, Inc.	1,682
5,130	OGE Energy Corp.	168
12,417	PG&E Corp.	545
2,546	Pinnacle West Capital Corp.	203
17,055	PPL Corp.	482
25,686	The Southern Co.	1,147
2,531	Westar Energy, Inc.	133
11,535	Xcel Energy, Inc.	525

		16,588

	Electrical Equipment — 0.58%
611	Acuity Brands, Inc.	85
3,943	AMETEK, Inc.	300
19,740	Eaton Corp. PLC	1,578
18,818	Emerson Electric Co.	1,285
1,556	Hubbell, Inc.	189
817	Regal-Beloit Corp.	60
481	Sensata Technologies Holding PLC(a)	25

		3,522

	Electronic Equipment, Instruments & Components — 0.10%
1,647	Arrow Electronics, Inc.(a)	128
2,279	Avnet, Inc.	95
4,525	Corning, Inc.	126
1,055	Dolby Laboratories, Inc., Class – A	67
2,206	FLIR Systems, Inc.	110
974	Jabil Circuit, Inc.	28
1,050	Keysight Technologies, Inc.(a)	55
128	National Instruments Corp.	6
309	Trimble Navigation Ltd.(a)	11

		626

	Energy Equipment & Services — 1.34%
7,734	Baker Hughes, Inc.	215
1,586	Halliburton Co.	74
4,772	Helmerich & Payne, Inc.	318
15,089	Nabors Industries Ltd.	105
6,979	National Oilwell Varco, Inc.	257
4,333	Oceaneering International, Inc.	80
1,125	Patterson-UTI Energy, Inc.	20

Shares	Security Description	Value (000)
	Energy Equipment & Services (continued)
167,331	RPC, Inc.^	$3,017
60,521	Schlumberger Ltd.	3,921
2,301	Transocean Ltd.(a)	23
4,900	Weatherford International PLC(a)	11

		8,041

	Equity Real Estate Investment Trusts — 2.84%
1,699	Alexandria Real Estate Equities, Inc.	212
3,707	American Campus Communities, Inc.	143
2,605	American Homes 4 Rent, Class – A	52
4,133	Apartment Investment & Management Co., Class – A	168
5,081	Apple Hospitality REIT, Inc.	89
3,658	AvalonBay Communities, Inc.	602
3,560	Boston Properties, Inc.	439
3,846	Brandywine Realty Trust	61
7,288	Brixmor Property Group, Inc.	111
2,194	Camden Property Trust	185
12,740	Colony Northstar, Inc., Class – A	72
2,751	Columbia Property Trust, Inc.	56
2,782	CoreCivic, Inc.	54
487	Coresite Realty Corp.	49
2,382	Corporate Office Properties Trust	62
5,214	Crown Castle International Corp.	572
3,174	CubeSmart	90
1,325	CyrusOne, Inc.	68
1,834	DCT Industrial Trust, Inc.	103
8,402	DDR Corp.	62
3,106	Digital Realty Trust, Inc.	327
1,971	Douglas Emmett, Inc.	72
8,451	Duke Realty Corp.	224
1,294	Empire State Realty Trust, Inc., Class – A	22
1,707	EPR Properties	95
1,262	Equity Commonwealth(a)	39
1,237	Equity Lifestyle Properties, Inc.	109
8,724	Equity Residential	538
1,732	Essex Property Trust, Inc.	417
1,726	Extra Space Storage, Inc.	151
1,695	Federal Realty Investment Trust	197
6,046	Forest City Realty Trust, Inc., Class – A	122
4,480	Gaming & Leisure Properties, Inc.	150
14,885	GGP, Inc.	305
11,848	HCP, Inc.	275
4,951	Healthcare Trust of America, Inc., Class – A	131
2,538	Highwoods Properties, Inc.	111
4,128	Hospitality Properties Trust	105
17,774	Host Hotels & Resorts, Inc.	331
3,775	Hudson Pacific Property, Inc.	123
3,189	Invitation Homes, Inc.	73
4,235	Iron Mountain, Inc.	139
468	JBG Smith Properties	16
2,393	Kilroy Realty Corp.	170
11,319	Kimco Realty Corp.	163
1,145	Lamar Advertising Co., Class – A	73
3,334	Liberty Property Trust	132
1,177	Life Storage, Inc.	98
8,699	Medical Properties Trust, Inc.	113
24,555	Mid-America Apartment Communities, Inc.	2,239
3,873	National Retail Properties, Inc.	152
5,497	OMEGA Healthcare Investors, Inc.^	149
3,171	Outfront Media, Inc.	59
4,727	Paramount Group, Inc.	67
2,921	Parks Hotels & Resorts, Inc.	79

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Equity Real Estate Investment Trusts (continued)
3,489	Piedmont Office Realty Trust, Inc., Class – A	$61
12,379	Prologis, Inc.	779
2,258	Public Storage	452
3,009	Rayonier, Inc.	106
7,150	Realty Income Corp.	370
3,424	Regency Centers Corp.	202
5,916	Retail Properties of America, Inc., Class – A	69
5,709	Senior Housing Properties Trust	89
4,542	Simon Property Group, Inc.	701
2,523	SL Green Realty Corp.	244
12,439	Spirit Realty Capital, Inc.	97
4,272	Store Capital Corp.	106
1,760	Sun Communities, Inc.	161
2,256	Tanger Factory Outlet Centers, Inc.	50
1,004	Taubman Centers, Inc.	57
3,484	The Macerich Co.	195
6,818	UDR, Inc.	243
893	Uniti Group, Inc.	15
9,358	Ventas, Inc.	464
23,736	VEREIT, Inc.	165
1,310	VICI Properties, Inc.	24
4,223	Vornado Realty Trust	284
3,222	Weingarten Realty Investors	90
9,929	Welltower, Inc.	540
14,314	Weyerhaeuser Co.	501
2,607	WP Carey, Inc.	162

		17,043

	Food & Staples Retailing — 1.75%
209	Casey’s General Stores, Inc.	23
55,310	CVS Caremark Corp.	3,442
3,010	Rite Aid Corp.(a)	5
11,088	Sysco Corp.	665
13,834	The Kroger Co.	331
1,201	US Foods Holding Corp.(a)	39
41,949	Walgreens Boots Alliance, Inc.	2,746
36,645	Wal-Mart Stores, Inc.	3,260

		10,511

	Food Products — 2.78%
80,054	Archer-Daniels-Midland Co.	3,472
959	Blue Buffalo Pet Products, Inc.(a)	38
15,623	Bunge Ltd.	1,155
6,645	Campbell Soup Co.	288
17,135	ConAgra Foods, Inc.	632
7,690	Flowers Foods, Inc.	168
19,288	General Mills, Inc.	869
3,759	Hershey Co.	372
12,511	Hormel Foods Corp.	429
1,176	Ingredion, Inc.	152
7,300	Kellogg Co.	475
2,174	Lamb Weston Holding, Inc.	127
53,023	Mondelez International, Inc., Class – A	2,213
653	Pilgrim’s Pride Corp.(a)	16
3,937	Pinnacle Foods, Inc.	213
380	Post Holdings, Inc.(a)	29
2	Seaboard Corp.	9
1,611	The Hain Celestial Group, Inc.(a)	52
4,947	The J.M. Smucker Co.	613
18,633	The Kraft Heinz Co.	1,161
785	TreeHouse Foods, Inc.(a)	30

Shares	Security Description	Value (000)
	Food Products (continued)
57,528	Tyson Foods, Inc., Class – A	$4,209

		16,722

	Gas Utilities — 0.07%
1,891	Atmos Energy Corp.	159
1,796	National Fuel Gas Co.	92
3,909	UGI Corp.	174

		425

	Health Care Equipment & Supplies — 0.83%
9,546	Abbott Laboratories	572
2,545	Baxter International, Inc.	166
3,475	Danaher Corp.	340
1,280	Dentsply Sirona, Inc.	64
25	Hill-Rom Holdings, Inc.	2
713	Hologic, Inc.(a)	27
41,734	Medtronic PLC	3,347
474	STERIS PLC	44
212	Teleflex, Inc.	54
59	The Cooper Companies, Inc.	13
3,720	Zimmer Holdings, Inc.	406

		5,035

	Health Care Providers & Services — 3.09%
423	Acadia Healthcare Company, Inc.(a)	17
20,607	Aetna, Inc.	3,483
1,453	Anthem, Inc.	319
1,050	Brookdale Senior Living, Inc.(a)	7
21,901	Cardinal Health, Inc.	1,373
3,042	Centene Corp.(a)	325
30,355	CIGNA Corp.	5,091
2,853	DaVita Healthcare Partners, Inc.(a)	188
661	Envision Healthcare Corp.(a)	25
10,411	Express Scripts Holding Co.(a)	719
1,525	HCA Holdings, Inc.	148
2,038	Henry Schein, Inc.(a)	137
1,906	Humana, Inc.	512
568	Laboratory Corporation of America Holdings(a)	92
642	LifePoint Hospitals, Inc., Class – A(a)	30
33,159	McKesson Corp.	4,671
1,713	MEDNAX, Inc.(a)	95
5,942	Patterson Companies, Inc.	132
247	Premier, Inc., Class – A(a)	8
763	Quest Diagnostics, Inc.	77
3,676	UnitedHealth Group, Inc.	787
1,592	Universal Health Services, Inc., Class – B	189
591	WellCare Health Plans, Inc.(a)	114

		18,539

	Health Care Technology — 0.04%
3,740	Cerner Corp.(a)	217

	Hotels, Restaurants & Leisure — 1.36%
779	Aramark	31
16,181	Carnival Corp., Class – A	1,062
2,607	Darden Restaurants, Inc.	222
2,233	Dunkin’ Brands Group, Inc.	133
6,964	Extended Stay America, Inc.	138
523	Hilton Grand Vacations(a)	22
148	Hilton Worldwide Holdings, Inc.	12
288	Hyatt Hotels Corp., Class – A	22
3,413	International Game Technology PLC	91
10,038	Las Vegas Sands Corp.	722

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hotels, Restaurants & Leisure (continued)
16,411	McDonald’s Corp.	$2,566
2,617	MGM Resorts International	92
1,124	Norwegian Cruise Line Holdings Ltd.(a)	60
2,283	Royal Caribbean Cruises Ltd.	269
1,766	Six Flags Entertainment Corp.	110
39,089	Starbucks Corp.	2,263
2,948	Wyndham Worldwide Corp.	337
269	Yum China Holdings, Inc.	11

		8,163

	Household Durables — 0.38%
4,348	D.R. Horton, Inc.	191
4,759	Garmin Ltd.	280
3,818	Leggett & Platt, Inc.	169
4,208	Lennar Corp., Class – A	248
235	Lennar Corp., Class – B	11
323	Mohawk Industries, Inc.(a)	75
17,977	Newell Rubbermaid, Inc.	458
3,874	PulteGroup, Inc.	114
152	Tempur Sealy International, Inc.(a)	7
1,886	Toll Brothers, Inc.	82
1,274	Tupperware Brands Corp.	62
3,718	Whirlpool Corp.	569

		2,266

	Household Products — 1.47%
1,944	Church & Dwight Co., Inc.	98
34,847	Colgate-Palmolive Co.	2,497
2,011	Energizer Holdings, Inc.	120
13,454	Kimberly-Clark Corp.	1,482
189	Spectrum Brands Holdings, Inc.	20
4,169	The Clorox Co.	555
51,003	The Procter & Gamble Co.	4,043

		8,815

	Independent Power & Renewable Electricity Producers — 0.03%
1,358	NRG Energy, Inc., Class – C	41
11,593	The AES Corp.	132
1,390	Vistra Energy Corp.(a)	29

		202

	Industrial Conglomerates — 0.96%
12,155	3M Co.	2,668
1,103	Carlisle Companies, Inc.	115
200,111	General Electric Co.	2,698
1,794	Honeywell International, Inc.	259
41	Roper Industries, Inc.	12

		5,752

	Insurance — 6.77%
37,403	Aflac, Inc.	1,637
83	Alleghany Corp.	51
59,133	Allstate Corp.	5,607
385	American Financial Group, Inc.	43
149,084	American International Group, Inc.	8,114
42	American National Insurance Co.	5
606	Arch Capital Group Ltd.(a)	52
4,560	Arthur J. Gallagher & Co.	313
2,709	Aspen Insurance Holdings Ltd.	121
1,957	Assurant, Inc.	179
662	Assured Guaranty Ltd.	24
2,261	Athene Holding, Ltd.(a)	108
8,834	AXIS Capital Holdings Ltd.	509

Shares	Security Description	Value (000)
	Insurance (continued)
459	Brighthouse Financial, Inc.(a)	$24
1,344	Brown & Brown, Inc.	34
9,049	Chubb Ltd.	1,238
4,695	Cincinnati Financial Corp.	349
1,278	CNA Financial Corp.	63
38	Erie Indemnity Co., Class – A	4
17,428	Everest Re Group Ltd.	4,477
48,767	First American Financial Corp.	2,862
136,428	FNF Group	5,460
239	Hanover Insurance Group, Inc.	28
2,047	Hartford Financial Services Group, Inc.	105
4,395	Lincoln National Corp.	321
5,733	Loews Corp.	285
76	Markel Corp.(a)	89
1,317	Mercury General Corp.	60
44,527	MetLife, Inc.	2,043
10,774	Old Republic International Corp.	231
13,037	Principal Financial Group, Inc.	794
1,758	ProAssurance Corp.	85
20,677	Prudential Financial, Inc.	2,141
1,321	Reinsurance Group of America	203
205	RenaissanceRe Holdings Ltd.	28
10,535	The Travelers Companies, Inc.	1,463
643	Torchmark Corp.	54
4,727	Unum Group	225
5,349	Validus Holdings Ltd.	361
1,964	W.R. Berkley Corp.	143
77	White Mountains Insurance Group Ltd.	63
707	Willis Towers Watson PLC	108
11,096	XL Group Ltd.	613

		40,717

	Internet & Direct Marketing Retail — 0.01%
306	Liberty Expedia Holdings, Class – A(a)	12
991	Liberty Interactive Corp., QVC Group, Class – G(a)	25
312	TripAdvisor, Inc.(a)	13

		50

	Internet Software & Services — 0.13%
2,216	Akamai Technologies, Inc.(a)	157
12,093	eBay, Inc.(a)	487
104	LogMeln, Inc.	12
3,584	Twitter, Inc.(a)	104
93	Zillow Group, Inc., Class – A(a)	5
185	Zillow Group, Inc., Class – C(a)	10

		775

	IT Services — 1.60%
3,234	Accenture PLC, Class – A	496
792	Amdocs Ltd.	53
11,647	Automatic Data Processing, Inc.	1,322
59,666	Booz Allen Hamilton Holding Corp.	2,311
4,570	Cognizant Technology Solutions Corp.	368
1,038	Conduent, Inc.(a)	19
210	CoreLogic, Inc.(a)	9
752	DST Systems, Inc.	63
793	Fidelity National Information Services, Inc.	76
1,167	Global Payments, Inc.	130
19,896	International Business Machines Corp.	3,054
4,033	Leidos Holdings, Inc.	264
7,777	Paychex, Inc.	479
5,402	Sabre Corp.	116
273	Switch, Inc., Class – A	4

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Services (continued)
692	Teradata Corp.(a)	$27
41,367	Western Union Co.	795
43	WEX, Inc.(a)	7

		9,593

	Leisure Products — 0.06%
1,001	Brunswick Corp.	59
3,362	Hasbro, Inc.	284
1,648	Mattel, Inc.	22

		365

	Life Sciences Tools & Services — 0.22%
5,005	Agilent Technologies, Inc.	334
114	Bio-Rad Laboratories, Inc., Class – A(a)	29
408	Bio-Techne Corp.	62
1,466	Bruker Biosciences Corp.	44
1,641	Illumina, Inc.(a)	387
337	IQVIA Holdings, Inc.(a)	33
485	PerkinElmer, Inc.	37
881	Qiagen N.V.(a)	28
1,240	Thermo Electron Corp.	256
835	Waters Corp.(a)	166

		1,376

	Machinery — 1.43%
1,209	AGCO Corp.	78
13,014	Caterpillar, Inc.	1,919
1,610	Colfax Corp.(a)	51
275	Crane Co.	26
7,442	Cummins, Inc.	1,206
53	Donaldson Company, Inc.	2
796	Dover Corp.	78
805	Flowserve Corp.	35
4,181	Fortive Corp.	324
28	IDEX Corp.	4
3,851	Ingersoll-Rand PLC	329
1,620	ITT, Inc.	79
743	Lincoln Electric Holdings, Inc.	67
37,022	Oshkosh Corp.	2,862
6,292	PACCAR, Inc.	416
114	Parker Hannifin Corp.	19
5,373	Pentair PLC	366
1,011	Snap-on, Inc.	149
785	Stanley Black & Decker, Inc.	120
1,488	Terex Corp.	56
3,032	The Timken Co.	138
2,755	Trinity Industries, Inc.	90
640	WABCO Holdings, Inc.(a)	86
342	Wabtec Corp.	28
485	Xylem, Inc.	37

		8,565

	Marine — 0.01%
1,058	Kirby Corp.(a)	81

	Media — 2.52%
453	AMC Networks, Inc.(a)	23
338	Charter Communications, Inc., Class – A(a)	105
5,971	Cinemark Holdings, Inc.	225
145,930	Comcast Corp., Class – A	4,986
2,218	Discovery Communications, Inc., Class – A(a)	48
4,086	Discovery Communications, Inc., Class – C(a)	80

Shares	Security Description	Value (000)
	Media (continued)
2,334	Dish Network Corp.(a)	$88
1,448	GCI Liberty, Inc., Class – A(a)	77
663	John Wiley & Sons, Inc., Class – A	42
382	Liberty Broadband, Class – A(a)	32
1,548	Liberty Broadband, Class – C(a)	133
362	Liberty Media Group, Class – A(a)	11
2,799	Liberty Media Group, Class – C(a)	86
1,312	Liberty SiriusXM Group, Class – A(a)	54
1,019	Liberty SiriusXM Group, Class – C(a)	42
607	Lions Gate Entertainment Corp., Class – A	16
997	Lions Gate Entertainment Corp., Class – B	24
703	News Corp., Inc.	11
5,717	News Corp., Inc., Class – A	90
14,151	Omnicom Group, Inc.	1,028
14,076	Sirius XM Holdings, Inc.	88
1,224	TEGNA, Inc.	14
37,731	The Interpublic Group of Companies, Inc.	869
92	The Madison Square Garden Co., Class – A(a)	23
2,716	The Walt Disney Co.	273
4,372	Time Warner, Inc.	414
2,514	Tribune Media Co., Class – A	102
152,625	Twenty-First Century Fox, Inc.	5,599
2,328	Twenty-First Century Fox, Inc., Class – B	85
54	Viacom, Inc., Class – A	2
14,564	Viacom, Inc., Class – B	452

		15,122

	Metals & Mining — 0.80%
64,624	Alcoa Corp.	2,905
20,065	Freeport-McMoRan Copper & Gold, Inc.	353
8,561	Newmont Mining Corp.	334
11,977	Nucor Corp.	732
3,099	Reliance Steel & Aluminum Co.	266
236	Royal Gold, Inc.	20
100	Southern Copper Corp.	5
3,434	Steel Dynamics, Inc.	152
1,705	Tahoe Resources, Inc.	8
1,041	United States Steel Corp.	37

		4,812

	Mortgage Real Estate Investment Trusts — 0.24%
17,180	AGNC Investment Corp.	325
35,671	Annaly Capital Management, Inc.	372
3,469	Chimera Investment Corp.	60
18,032	MFA Financial, Inc.	136
6,075	New Residential Investment Corp.	100
19,294	Starwood Property Trust, Inc.	404
3,226	Two Harbors Investment Corp.	50

		1,447

	Multiline Retail — 0.61%
952	Dollar General Corp.	89
65	Dollar Tree, Inc.(a)	6
7,567	Kohl’s Corp.	496
38,473	Macy’s, Inc.	1,144
3,254	Nordstrom, Inc.	158
25,740	Target Corp.	1,787

		3,680

	Multi-Utilities — 1.26%
4,052	Ameren Corp.	229
8,165	CenterPoint Energy, Inc.	224
5,002	CMS Energy Corp.	227

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Multi-Utilities (continued)
7,049	Consolidated Edison, Inc.	$549
15,669	Dominion Resources, Inc.	1,057
3,198	DTE Energy Co.	334
4,450	MDU Resources Group, Inc.	125
131,239	NiSource, Inc.	3,139
8,230	Public Service Enterprise Group, Inc.	413
3,322	SCANA Corp.	125
4,996	Sempra Energy	556
1,462	Vectren Corp.	93
7,472	WEC Energy Group, Inc.	468

		7,539

	Oil, Gas & Consumable Fuels — 8.22%
3,104	Anadarko Petroleum Corp.	188
7,140	Andeavor	718
3,641	Antero Resources Corp.(a)	72
22,798	Apache Corp.	877
6,687	Cabot Oil & Gas Corp.	160
97,330	Canadian Natural Resources Ltd.	3,063
875	Centennial Resource Development, Inc.(a)	16
434	Cheniere Energy, Inc.(a)	23
4,548	Chesapeake Energy Corp.(a)	14
40,000	Chevron Corp.	4,562
65	Cimarex Energy Co.	6
4,213	CNX Resources Corp.(a)	65
2,713	Concho Resources, Inc.(a)	408
21,302	ConocoPhillips	1,263
550	CONSOL Energy, Inc.(a)	16
1,379	Continental Resources, Inc.(a)	81
87,714	Devon Energy Corp.	2,788
1,666	Diamondback Energy, Inc.(a)	211
1,740	Energen Corp.(a)	109
61,714	EOG Resources, Inc.	6,497
4,235	EQT Corp.	201
2,144	Extraction Oil & Gas, Inc.(a)	25
68,784	Exxon Mobil Corp.	5,132
789	Gulfport Energy Corp.(a)	8
82,327	Hess Corp.	4,167
7,857	HollyFrontier Corp.	384
81,443	Kinder Morgan, Inc.	1,227
4,119	Kosmos Energy Ltd.(a)	26
15,625	Marathon Oil Corp.	252
103,152	Marathon Petroleum Corp.	7,542
7,296	Murphy Oil Corp.	189
8,760	Noble Energy, Inc.	265
25,511	Occidental Petroleum Corp.	1,657
15,063	ONEOK, Inc.	857
3,427	Parsley Energy, Inc., Class – A(a)	99
4,585	PBF Energy, Inc., Class – A	155
21,338	Phillips 66	2,047
3,106	Pioneer Natural Resources Co.	534
1,345	QEP Resources, Inc.(a)	13
1,235	Range Resources Corp.	18
2,033	RSP Permian, Inc.(a)	95
2,084	SM Energy Co.	38
9,770	Southwestern Energy Co.(a)	42
6,898	Targa Resources Corp.	304
33,968	The Williams Companies, Inc.	844
21,325	Valero Energy Corp.	1,978
484	Whiting Petroleum Corp.(a)	16
1,235	World Fuel Services Corp.	30
2,148	WPX Energy, Inc.(a)	32

		49,314

Shares	Security Description	Value (000)
	Paper & Forest Products — 0.02%
2,704	Domtar Corp.	$115

	Personal Products — 0.13%
14,927	Coty, Inc., Class – A	274
746	Edgewell Personal Care Co.(a)	36
486	Herbalife Ltd.(a)	47
2,024	Nu Skin Enterprises, Inc., Class – A	149
1,698	The Estee Lauder Companies, Inc., Class – A	254

		760

	Pharmaceuticals — 3.61%
1,047	Akorn, Inc.(a)	20
1,899	Allergan PLC	320
62,466	Bristol-Myers Squibb Co.	3,951
23,954	Eli Lilly & Co.	1,853
1,345	ENDO International PLC(a)	8
38,568	Johnson & Johnson	4,942
545	Mallinckrodt PLC(a)	8
65,249	Merck & Co., Inc.	3,554
8,935	Mylan N.V.(a)	368
737	Perrigo Co. PLC	61
131,534	Pfizer, Inc.	4,668
113,000	Teva Pharmaceutical Industries Ltd., ADR	1,931

		21,684

	Professional Services — 0.14%
950	IHS Markit Ltd.(a)	46
881	ManpowerGroup, Inc.	101
18,737	Nielsen Holdings PLC	597
936	Robert Half International, Inc.	54
123	The Dun & Bradstreet Corp.	14

		812

	Real Estate Management & Development — 0.05%
2,497	CBRE Group, Inc., Class – A(a)	117
402	Howard Hughes Corp.(a)	56
508	Jones Lang LaSalle, Inc.	89
1,460	Realogy Holdings Corp.	40

		302

	Road & Rail — 0.66%
27	AMERCO, Inc.	9
539	CSX Corp.	30
332	Genesee & Wyoming, Inc., Class – A(a)	24
595	Kansas City Southern	65
5,870	Norfolk Southern Corp.	797
128	Old Dominion Freight Line, Inc.	19
1,733	Ryder System, Inc.	126
21,520	Union Pacific Corp.	2,893

		3,963

	Semiconductors & Semiconductor Equipment — 4.10%
8,433	Analog Devices, Inc.	768
10,705	Broadcom Ltd.	2,523
9,857	Cypress Semiconductor Corp.	167
1,189	First Solar, Inc.(a)	84
230,307	Intel Corp.	11,995
3,848	KLA-Tencor Corp.	419
1,456	Lam Research Corp.	296
2,191	Marvell Technology Group Ltd.	46
6,918	Maxim Integrated Products, Inc.	417
11,508	Micron Technology, Inc.(a)	600
117	Microsemi Corp.(a)	8

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment (continued)
3,862	NXP Semiconductors N.V.(a)	$452
321	ON Semiconductor Corp.(a)	8
367	Qorvo, Inc.(a)	26
57,850	Qualcomm, Inc.	3,206
1,542	Skyworks Solutions, Inc.	155
1,892	Teradyne, Inc.	86
27,004	Texas Instruments, Inc.	2,805
531	Versum Materials, Inc.	20
6,939	Xilinx, Inc.	501

		24,582

	Software — 2.28%
207	Autodesk, Inc.(a)	26
9,557	CA, Inc.	324
1,622	Dell Technologies, Inc., Class – V(a)	119
1,058	FireEye, Inc.(a)	18
284	Guidewire Software, Inc.(a)	23
33,011	Microsoft Corp.	3,012
1,653	Nuance Communications, Inc.(a)	26
218,962	Oracle Corp.	10,017
72	SS&C Technologies Holdings, Inc.	4
775	Synopsys, Inc.(a)	65
533	VMware, Inc., Class – A(a)	65
4,382	Zynga, Inc.(a)	16

		13,715

	Specialty Retail — 0.94%
297	Advance Auto Parts, Inc.	35
346	AutoNation, Inc.(a)	16
22	AutoZone, Inc.(a)	14
8,353	Bed Bath & Beyond, Inc.	175
11,393	Best Buy Co., Inc.	797
172	Burlington Stores, Inc.(a)	23
4,757	Dick’s Sporting Goods, Inc.	167
9,803	Foot Locker, Inc.	446
39,772	GameStop Corp., Class – A^	502
10,999	Gap, Inc.	343
7,458	L Brands, Inc.	285
97,766	Michaels Companies, Inc. The(a)	1,928
185	Murphy USA, Inc.(a)	13
1,244	Penske Automotive Group, Inc.	55
481	Sally Beauty Holdings, Inc.(a)	8
12,081	Signet Jewelers Ltd.	465
620	Tiffany & Co.	61
1,402	Urban Outfitters, Inc.(a)	52
5,112	Williams-Sonoma, Inc.	270

		5,655

	Technology Hardware, Storage & Peripherals — 2.20%
5,315	Apple, Inc.	892
53,826	Hewlett Packard Enterprise Co.	944
272,407	HP, Inc.	5,971
55,397	NCR Corp.(a)	1,746
3,862	NetApp, Inc.	238
12,329	Western Digital Corp.	1,138
80,364	Xerox Corp.	2,313

		13,242

	Textiles, Apparel & Luxury Goods — 0.34%
21,631	Hanesbrands, Inc.	398
942	Lululemon Athletica, Inc.(a)	84
2,170	Michael Kors Holdings Ltd.(a)	135
433	PVH Corp.	66

Shares	Security Description	Value (000)
	Textiles, Apparel & Luxury Goods (continued)
892	Ralph Lauren Corp.	$100
399	Skechers USA, Inc., Class – A(a)	16
8,449	Tapestry, Inc.	445
266	Under Armour, Inc., Class – A(a)	4
270	Under Armour, Inc., Class – C(a)	4
10,725	V.F. Corp.	794

		2,046

	Thrifts & Mortgage Finance — 0.05%
20,979	New York Community Bancorp, Inc.	273
342	TFS Financial Corp.	5

		278

	Tobacco — 2.63%
49,945	Altria Group, Inc.	3,113
44,333	British American Tobacco PLC, ADR	2,558
102,440	Philip Morris International, Inc.	10,182

		15,853

	Trading Companies & Distributors — 0.26%
1,710	Air Lease Corp.	73
7,380	Fastenal Co.	403
2,413	HD Supply Holdings, Inc.(a)	92
1,831	MSC Industrial Direct Co., Inc., Class – A	168
2,253	W.W. Grainger, Inc.	635
838	Watsco, Inc.	152
884	WESCO International, Inc.(a)	55

		1,578

	Transportation Infrastructure — 0.07%
11,245	Macquarie Infrastructure Corp.	415

	Water Utilities — 0.03%
997	American Water Works Co., Inc.	82
3,061	Aqua America, Inc.	104

		186

	Wireless Telecommunication Services — 0.99%
3,509	Sprint Nextel Corp.(a)	17
5,698	Telephone & Data Systems, Inc.	160
94,691	T-Mobile USA, Inc.(a)	5,780
281	U.S. Cellular Corp.(a)	11

		5,968

	Total Common Stocks	573,557

	Contingent Right — 0.00%
	Food & Staples Retailing — 0.00%
11,130	Safeway, Inc. (PDC)*(a)	—

	Total Contingent Right	—

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	U.S. Treasury Obligation — 0.00%
$15	U.S. Treasury Bill, 1.62%, 6/7/18(b)(c)	$15

	Total U.S. Treasury Obligation	15

	Time Deposit — 0.06%
332	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.46%, 4/2/18	332

	Total Time Deposit	332

Shares
	Mutual Funds — 4.39%
1,959,891	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.46%(d)	1,960
1,312,220	Federated Treasury Obligations Fund, Institutional Shares, 1.49%^^(d)	1,312
23,077,448	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.50%(d)	23,078

	Total Mutual Funds	26,350

Principal Amount (000)
	Repurchase Agreement — 0.38%
$2,290	Jefferies LLC, 1.80%, 4/2/18 (Purchased on 3/29/18, proceeds at maturity $2,290,530 collateralized by U.S. Treasury Obligations, 0.71% - 3.05%, 1/15/28 - 5/15/47 fair value $2,335,874)^^	2,290

	Total Repurchase Agreement	2,290

	Total Investments (cost $489,935) — 100.31%	602,544
	Liabilities in excess of other assets — (0.31)%	(1,863)

	Net Assets—100.00%	$600,681

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on March 31, 2018 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolios of Investments.

^	All or part of this security was on loan as of March 31, 2018. The total value of securities on loan as of March 31, 2018, was $3,511 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2018.

(a)	Represents non-income producing security.

(b)	Rate disclosed represents effective yield at purchase.

(c)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.

(d)	The rate disclosed is the rate in effect on March 31, 2018.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (concluded) — March 31, 2018 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Value Equity Portfolio	AllianceBernstein L.P.	Cadence Capital Management, LLC	Mellon Capital Management Corporation*	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	35.28%	48.83%	11.37%	—	—	95.48%
Contingent Right	—	0.00%	—	—	—	0.00%
U.S. Treasury Obligation	—	—	0.00%	—	—	0.00%
Time Deposit	0.06%	—	—	—	—	0.06%
Mutual Funds	0.18%	0.41%	0.04%	3.05%	0.71%	4.39%
Repurchase Agreement	0.31%	0.07%	—	—	—	0.38%
Other Assets (Liabilities)	-0.47%	0.01%	0.01%	0.14%	0.00%	-0.31%

Total Net Assets	35.36%	49.32%	11.42%	3.19%	0.71%	100.00%

*	Part of BNY Mellon Asset Management North America Corporation

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2018.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	87	6/15/18	$11,942	$11,497	$(445)
E-Mini S&P Midcap 400 Future	33	6/15/18	6,452	6,214	(238)

			$18,394	$17,711	$(683)

	Total Unrealized Appreciation				$—
	Total Unrealized Depreciation				(683)

	Total Net Unrealized Appreciation/(Depreciation)				$(683)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 91.41%
	Aerospace & Defense — 2.24%
15,021	Arconic, Inc.	$346
10,744	General Dynamics Corp.	2,373
2,898	Hexcel Corp.	187
1,172	Huntington Ingalls Industries, Inc.	302
2,725	L3 Technologies, Inc.	567
7,822	Lockheed Martin Corp.	2,643
3,196	Orbital ATK, Inc.	424
6,497	Raytheon Co.	1,402
4,072	Spirit Aerosystems Holdings, Inc., Class – A	341
1,219	Teledyne Technologies, Inc.(a)	228
14,761	Textron, Inc.	870
10,684	The Boeing Co.	3,503
49,514	United Technologies Corp.	6,231

		19,417

	Air Freight & Logistics — 0.31%
3,742	C.H. Robinson Worldwide, Inc.	351
1,873	Expeditors International of Washington, Inc.	119
20,447	United Parcel Service, Inc., Class – B	2,139
1,117	XPO Logistics, Inc.(a)	114

		2,723

	Airlines — 0.59%
3,648	Alaska Air Group, Inc.	226
8,645	American Airlines Group, Inc.	449
1,934	Copa Holdings SA, Class – A	249
46,084	Delta Air Lines, Inc.	2,526
19,461	JetBlue Airways Corp.(a)	395
4,014	Spirit Airlines, Inc.(a)	152
15,986	United Continental Holdings, Inc.(a)	1,111

		5,108

	Auto Components — 0.12%
3,290	Adient PLC	197
6,681	BorgWarner, Inc.	335
1,094	Delphi Technologies PLC	52
3,479	Gentex Corp.	80
11,514	Goodyear Tire & Rubber Co.	306
503	Lear Corp.	94

		1,064

	Automobiles — 0.91%
301,587	Ford Motor Co.	3,342
103,796	General Motors Co.	3,771
17,394	Harley-Davidson, Inc.	746

		7,859

	Banks — 10.30%
13,733	Associated Banc-Corp.	341
385,491	Bank of America Corp.	11,561
3,526	Bank of Hawaii Corp.	293
5,063	Bank of the Ozarks, Inc.	244
8,595	BankUnited, Inc.	344
71,402	BB&T Corp.	3,716
1,436	BOK Financial Corp.	142
7,577	CIT Group, Inc.	390
110,473	Citigroup, Inc.	7,457
28,782	Citizens Financial Group, Inc.	1,208
10,254	Comerica, Inc.	984
5,461	Commerce Bancshares, Inc.	327
4,935	Cullen/Frost Bankers, Inc.	523
8,093	East West Bancorp, Inc.	506

Shares	Security Description	Value (000)
	Banks (continued)
64,032	Fifth Third Bancorp	$2,033
4,643	First Hawaiian, Inc.	129
16,917	First Horizon National Corp.	319
4,853	First Republic Bank	449
27,773	FNB Corp.	374
97,224	Huntington Bancshares, Inc.	1,468
167,752	JPMorgan Chase & Co.	18,448
97,361	KeyCorp	1,903
8,301	M&T Bank Corp.	1,530
10,704	PacWest Bancorp	530
29,355	People’s United Financial, Inc.	548
1,713	Pinnacle Financial Partners, Inc.	110
41,572	PNC Financial Services Group, Inc.	6,287
14,020	Popular, Inc.	584
5,923	Prosperity Bancshares, Inc.	430
107,813	Regions Financial Corp.	2,003
2,028	Signature Bank(a)	288
44,426	SunTrust Banks, Inc.	3,023
1,696	SVB Financial Group(a)	407
4,139	Synovus Financial Corp.	207
9,333	TCF Financial Corp.	213
130,132	U.S. Bancorp	6,572
3,206	Webster Financial Corp.	178
231,797	Wells Fargo & Co.	12,148
3,689	Western Alliance Bancorp(a)	214
11,448	Zions Bancorp	604

		89,035

	Beverages — 1.14%
270	Brown-Forman Corp., Class – A	14
513	Brown-Forman Corp., Class – B	28
5,415	Dr. Pepper Snapple Group, Inc.	641
8,993	Molson Coors Brewing Co., Class – B	677
6,982	Monster Beverage Corp.(a)	399
33,286	PepsiCo, Inc.	3,633
103,932	The Coca-Cola Co.	4,515

		9,907

	Biotechnology — 2.23%
32,105	AbbVie, Inc.	3,039
134	Agios Pharmaceuticals, Inc.(a)	11
5,465	Alexion Pharmaceuticals, Inc.(a)	609
420	Alnylam Pharmaceuticals, Inc.(a)	50
42,588	Amgen, Inc.	7,259
3,950	Biogen Idec, Inc.(a)	1,082
12,101	Celgene Corp.(a)	1,080
70,553	Gilead Sciences, Inc.	5,319
628	Intrexon Corp.(a)	10
10,418	OPKO Health, Inc.(a)	33
1,520	Regeneron Pharmaceuticals, Inc.(a)	523
2,230	United Therapeutics Corp.(a)	251

		19,266

	Building Products — 0.43%
1,995	Allegion PLC	170
3,573	Fortune Brands Home & Security, Inc.	210
68,683	Johnson Controls International PLC	2,421
100	Lennox International, Inc.	20
3,919	Masco Corp.	158
6,234	Owens Corning, Inc.	502
4,865	USG Corp.(a)	197

		3,678

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Markets — 2.92%
3,121	Affiliated Managers Group, Inc.	$592
5,218	Ameriprise Financial, Inc.	772
20,880	Bank of New York Mellon Corp.	1,076
12,306	BGC Partners, Inc., Class – A	166
4,397	BlackRock, Inc., Class – A	2,382
11,989	CME Group, Inc.	1,939
9,384	E*Trade Financial Corp.(a)	520
5,662	Eaton Vance Corp.	315
6,881	Federated Investors, Inc., Class – B	230
28,575	Franklin Resources, Inc.	991
12,428	Goldman Sachs Group, Inc.	3,130
2,426	Interactive Brokers Group, Inc., Class – A	163
10,710	IntercontinentalExchange Group, Inc.	777
32,323	Invesco Ltd.	1,035
6,382	Lazard Ltd., Class – A	335
6,992	Legg Mason, Inc.	284
69,867	Morgan Stanley	3,770
129	Morningstar, Inc.	12
11,835	Northern Trust Corp.	1,221
6,115	Raymond James Financial, Inc.	547
20,364	State Street Corp.	2,031
19,388	T. Rowe Price Group, Inc.	2,093
1,170	TD Ameritrade Holding Corp.	69
8,544	The Charles Schwab Corp.	446
4,013	The NASDAQ OMX Group, Inc.	346

		25,242

	Chemicals — 1.91%
17,477	Air Products & Chemicals, Inc.	2,780
3,161	Albemarle Corp.	293
2,169	Ashland Global Holdings, Inc.	151
3,947	Cabot Corp.	220
4,213	Celanese Corp., Series A	422
15,539	CF Industries Holdings, Inc.	586
87,144	DowDuPont, Inc.	5,553
11,984	Eastman Chemical Co.	1,265
7,020	Huntsman Corp.	205
21,544	LyondellBasell Industries N.V., Class – A	2,277
39	NewMarket Corp.	16
10,475	Olin Corp.	318
4,228	Platform Specialty Products Corp.(a)	41
650	PPG Industries, Inc.	73
9,607	Praxair, Inc.	1,386
4,472	RPM International, Inc.	213
18,902	The Mosaic Co.	459
1,309	The Scotts Miracle-Gro Co.	112
7,005	Valvoline, Inc.	155
643	Westlake Chemical Corp.	71

		16,596

	Commercial Services & Supplies — 0.28%
1,330	ADT, Inc.	11
549	Clean Harbors, Inc.(a)	27
2,493	Copart, Inc.(a)	127
3,775	KAR Auction Services, Inc.	205
14,272	Pitney Bowes, Inc.	155
7,911	Republic Services, Inc., Class – A	524
3,940	Stericycle, Inc.(a)	231
13,465	Waste Management, Inc.	1,132

		2,412

	Communications Equipment — 1.83%
9,950	Arris International PLC(a)	264
291,468	Cisco Systems, Inc.	12,502

Shares	Security Description	Value (000)
	Communications Equipment (continued)
3,275	Commscope Holding, Inc.(a)	$131
1,655	EchoStar Corp., Class – A(a)	87
1,362	F5 Networks, Inc.(a)	197
3,109	Harris Corp.	501
21,462	Juniper Networks, Inc.	522
15,288	Motorola Solutions, Inc.	1,610

		15,814

	Construction & Engineering — 0.18%
8,786	AECOM Technology Corp.(a)	313
7,801	Fluor Corp.	447
6,802	Jacobs Engineering Group, Inc.	402
6,960	Quanta Services, Inc.(a)	239
1,233	Valmont Industries, Inc.	180

		1,581

	Construction Materials — 0.02%
790	Eagle Materials, Inc., Class – A	81
221	Martin Marietta Materials, Inc.	46
339	Vulcan Materials Co.	39

		166

	Consumer Finance — 1.24%
24,642	Ally Financial, Inc.	669
39,711	American Express Co.	3,704
26,145	Capital One Financial Corp.	2,505
279	Credit Acceptance Corp.(a)	92
20,475	Discover Financial Services	1,473
23,115	Navient Corp.	303
4,345	OneMain Holdings, Inc.(a)	130
8,252	Santander Consumer USA Holdings, Inc.	135
24,164	SLM Corp.(a)	271
44,426	Synchrony Financial	1,490

		10,772

	Containers & Packaging — 0.44%
1,640	AptarGroup, Inc.	147
755	Ardagh Group SA	14
197	Avery Dennison Corp.	21
5,472	Ball Corp.	217
6,224	Bemis Company, Inc.	271
2,138	Berry Plastics Group, Inc.(a)	117
3,518	Crown Holdings, Inc.(a)	179
3,240	Graphic Packaging Holding Co.	50
13,190	International Paper Co.	705
1,249	Owens-Illinois, Inc.(a)	27
2,705	Packaging Corporation of America	305
3,072	Sealed Air Corp.	131
1,217	Silgan Holdings	34
6,354	Sonoco Products Co.	308
20,681	WestRock Co.	1,327

		3,853

	Distributors — 0.12%
7,672	Genuine Parts Co.	689
9,266	LKQ Corp.(a)	352

		1,041

	Diversified Consumer Services — 0.06%
205	Graham Holdings Co.	123
14,498	H&R Block, Inc.	369

		492

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Financial Services — 1.83%
76,153	Berkshire Hathaway, Inc., Class – B(a)	$15,192
15,507	Leucadia National Corp.	352
5,970	Voya Financial, Inc.	301

		15,845

	Diversified Telecommunication Services — 2.38%
336,588	AT&T, Inc.	11,999
54,757	CenturyLink, Inc.	900
158,636	Verizon Communications, Inc.	7,586
4,066	Zayo Group Holdings, Inc.(a)	139

		20,624

	Electric Utilities — 2.76%
11,256	Alliant Energy Corp.	460
24,058	American Electric Power, Inc.	1,650
3,151	Avangrid, Inc.	161
40,970	Duke Energy Corp.	3,174
19,211	Edison International	1,223
8,647	Entergy Corp.	681
18,319	Eversource Energy	1,079
53,826	Exelon Corp.	2,100
21,707	FirstEnergy Corp.	738
12,055	Great Plains Energy, Inc.	383
5,853	Hawaiian Electric Industries, Inc.	201
26,241	NextEra Energy, Inc.	4,286
11,932	OGE Energy Corp.	391
30,110	PG&E Corp.	1,323
6,343	Pinnacle West Capital Corp.	506
40,883	PPL Corp.	1,157
60,141	The Southern Co.	2,686
6,898	Westar Energy, Inc.	363
29,047	Xcel Energy, Inc.	1,321

		23,883

	Electrical Equipment — 0.83%
1,340	Acuity Brands, Inc.	187
11,326	AMETEK, Inc.	860
37,580	Eaton Corp. PLC	3,003
36,756	Emerson Electric Co.	2,510
2,293	Hubbell, Inc.	279
2,462	Regal-Beloit Corp.	181
2,962	Sensata Technologies Holding PLC(a)	154

		7,174

	Electronic Equipment, Instruments & Components — 0.30%
4,949	Arrow Electronics, Inc.(a)	381
6,819	Avnet, Inc.	285
28,684	Corning, Inc.	800
3,196	Dolby Laboratories, Inc., Class – A	203
5,213	FLIR Systems, Inc.	261
6,037	Jabil Circuit, Inc.	173
6,588	Keysight Technologies, Inc.(a)	345
796	National Instruments Corp.	40
1,871	Trimble Navigation Ltd.(a)	67

		2,555

	Energy Equipment & Services — 1.22%
23,679	Baker Hughes, Inc.	658
9,867	Halliburton Co.	463
8,998	Helmerich & Payne, Inc.	599
27,812	Nabors Industries Ltd.	194
21,214	National Oilwell Varco, Inc.	780
8,490	Oceaneering International, Inc.	157

Shares	Security Description	Value (000)
	Energy Equipment & Services (continued)
7,294	Patterson-UTI Energy, Inc.	$128
1,035	RPC, Inc.	19
113,624	Schlumberger Ltd.	7,361
15,019	Transocean Ltd.(a)	149
30,983	Weatherford International PLC(a)	71

		10,579

	Equity Real Estate Investment Trusts — 3.86%
4,784	Alexandria Real Estate Equities, Inc.	597
8,455	American Campus Communities, Inc.	327
10,499	American Homes 4 Rent, Class – A	211
9,552	Apartment Investment & Management Co., Class – A	389
12,292	Apple Hospitality REIT, Inc.	216
8,500	AvalonBay Communities, Inc.	1,399
8,159	Boston Properties, Inc.	1,005
9,823	Brandywine Realty Trust	156
17,762	Brixmor Property Group, Inc.	271
5,319	Camden Property Trust	448
31,149	Colony Northstar, Inc., Class – A	175
6,786	Columbia Property Trust, Inc.	139
6,782	CoreCivic, Inc.	132
543	Coresite Realty Corp.	54
5,629	Corporate Office Properties Trust	145
5,806	Crown Castle International Corp.	636
5,210	CubeSmart	147
1,779	CyrusOne, Inc.	91
4,744	DCT Industrial Trust, Inc.	267
19,144	DDR Corp.	140
4,881	Digital Realty Trust, Inc.	514
3,016	Douglas Emmett, Inc.	111
20,651	Duke Realty Corp.	547
5,509	Empire State Realty Trust, Inc., Class – A	92
3,867	EPR Properties	214
5,205	Equity Commonwealth(a)	160
1,378	Equity Lifestyle Properties, Inc.	121
21,151	Equity Residential	1,304
4,000	Essex Property Trust, Inc.	963
2,488	Extra Space Storage, Inc.	217
3,370	Federal Realty Investment Trust	391
14,695	Forest City Realty Trust, Inc., Class – A	298
9,458	Gaming & Leisure Properties, Inc.	317
36,092	GGP, Inc.	738
28,085	HCP, Inc.	652
11,882	Healthcare Trust of America, Inc., Class – A	314
6,002	Highwoods Properties, Inc.	263
9,682	Hospitality Properties Trust	245
42,806	Host Hotels & Resorts, Inc.	798
8,585	Hudson Pacific Property, Inc.	279
12,900	Invitation Homes, Inc.	295
5,838	Iron Mountain, Inc.	192
3,018	JBG Smith Properties	102
5,712	Kilroy Realty Corp.	405
25,512	Kimco Realty Corp.	367
1,535	Lamar Advertising Co., Class – A	98
8,353	Liberty Property Trust	332
2,758	Life Storage, Inc.	230
20,975	Medical Properties Trust, Inc.	273
6,999	Mid-America Apartment Communities, Inc.	639
9,153	National Retail Properties, Inc.	359
12,222	OMEGA Healthcare Investors, Inc.^	330
7,478	Outfront Media, Inc.	140
11,925	Paramount Group, Inc.	170
8,402	Parks Hotels & Resorts, Inc.	227

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Equity Real Estate Investment Trusts (continued)
8,385	Piedmont Office Realty Trust, Inc., Class – A	$147
30,660	Prologis, Inc.	1,932
2,516	Public Storage	504
7,426	Rayonier, Inc.	261
16,895	Realty Income Corp.	874
8,550	Regency Centers Corp.	504
13,528	Retail Properties of America, Inc., Class – A	158
13,838	Senior Housing Properties Trust	217
5,913	Simon Property Group, Inc.	913
5,652	SL Green Realty Corp.	547
28,019	Spirit Realty Capital, Inc.	217
10,137	Store Capital Corp.	252
4,384	Sun Communities, Inc.	401
5,247	Tanger Factory Outlet Centers, Inc.	115
1,977	Taubman Centers, Inc.	113
8,266	The Macerich Co.	463
15,982	UDR, Inc.	569
5,804	Uniti Group, Inc.	94
21,789	Ventas, Inc.	1,079
57,258	VEREIT, Inc.	399
7,790	VICI Properties, Inc.	143
10,154	Vornado Realty Trust	683
7,369	Weingarten Realty Investors	207
22,958	Welltower, Inc.	1,251
37,724	Weyerhaeuser Co.	1,321
6,234	WP Carey, Inc.	386

		33,392

	Food & Staples Retailing — 2.32%
1,308	Casey’s General Stores, Inc.	144
96,781	CVS Caremark Corp.	6,021
20,153	Rite Aid Corp.(a)	34
12,346	Sysco Corp.	740
32,919	The Kroger Co.	788
7,224	US Foods Holding Corp.(a)	237
72,671	Walgreens Boots Alliance, Inc.	4,758
82,452	Wal-Mart Stores, Inc.	7,335

		20,057

	Food Products — 2.54%
108,283	Archer-Daniels-Midland Co.	4,696
1,562	Blue Buffalo Pet Products, Inc.(a)	62
22,212	Bunge Ltd.	1,643
10,149	Campbell Soup Co.	440
32,052	ConAgra Foods, Inc.	1,182
14,642	Flowers Foods, Inc.	320
26,238	General Mills, Inc.	1,182
4,626	Hershey Co.	458
23,168	Hormel Foods Corp.	795
3,771	Ingredion, Inc.	486
8,701	Kellogg Co.	566
6,435	Lamb Weston Holding, Inc.	375
100,808	Mondelez International, Inc., Class – A	4,207
1,512	Pilgrim’s Pride Corp.(a)	37
7,794	Pinnacle Foods, Inc.	422
2,248	Post Holdings, Inc.(a)	170
9	Seaboard Corp.	38
5,301	The Hain Celestial Group, Inc.(a)	170
9,267	The J.M. Smucker Co.	1,149
38,280	The Kraft Heinz Co.	2,384
2,293	TreeHouse Foods, Inc.(a)	88

Shares	Security Description	Value (000)
	Food Products (continued)
14,752	Tyson Foods, Inc., Class – A	$1,080

		21,950

	Gas Utilities — 0.13%
5,254	Atmos Energy Corp.	443
4,540	National Fuel Gas Co.	234
9,734	UGI Corp.	432

		1,109

	Health Care Equipment & Supplies — 1.84%
59,739	Abbott Laboratories	3,580
16,048	Baxter International, Inc.	1,044
21,678	Danaher Corp.	2,122
7,925	Dentsply Sirona, Inc.	399
152	Hill-Rom Holdings, Inc.	13
4,221	Hologic, Inc.(a)	158
82,974	Medtronic PLC	6,656
2,928	STERIS PLC	273
1,326	Teleflex, Inc.	338
388	The Cooper Companies, Inc.	89
11,383	Zimmer Holdings, Inc.	1,241

		15,913

	Health Care Providers & Services — 2.05%
2,752	Acadia Healthcare Company, Inc.(a)	108
7,670	Aetna, Inc.	1,296
9,095	Anthem, Inc.	1,998
6,489	Brookdale Senior Living, Inc.(a)	44
33,659	Cardinal Health, Inc.	2,110
8,818	Centene Corp.(a)	942
6,295	CIGNA Corp.	1,056
8,360	DaVita Healthcare Partners, Inc.(a)	551
4,193	Envision Healthcare Corp.(a)	161
30,803	Express Scripts Holding Co.(a)	2,128
9,319	HCA Holdings, Inc.	904
3,317	Henry Schein, Inc.(a)	223
3,320	Humana, Inc.	893
3,645	Laboratory Corporation of America Holdings(a)	590
1,825	LifePoint Hospitals, Inc., Class – A(a)	86
11,104	McKesson Corp.	1,564
5,127	MEDNAX, Inc.(a)	285
9,301	Patterson Companies, Inc.	207
1,357	Premier, Inc., Class – A(a)	42
4,806	Quest Diagnostics, Inc.	482
5,984	UnitedHealth Group, Inc.	1,281
4,815	Universal Health Services, Inc., Class – B	570
1,055	WellCare Health Plans, Inc.(a)	204

		17,725

	Health Care Technology — 0.04%
6,086	Cerner Corp.(a)	353

	Hotels, Restaurants & Leisure — 1.38%
4,940	Aramark	195
31,568	Carnival Corp., Class – A	2,070
2,902	Darden Restaurants, Inc.	247
2,487	Dunkin’ Brands Group, Inc.	148
10,965	Extended Stay America, Inc.	217
851	Hilton Grand Vacations(a)	37
930	Hilton Worldwide Holdings, Inc.	73
1,606	Hyatt Hotels Corp., Class – A	122
6,860	International Game Technology PLC	183
11,179	Las Vegas Sands Corp.	804

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hotels, Restaurants & Leisure (continued)
18,274	McDonald’s Corp.	$2,859
16,251	MGM Resorts International	569
7,042	Norwegian Cruise Line Holdings Ltd.(a)	373
8,257	Royal Caribbean Cruises Ltd.	972
1,967	Six Flags Entertainment Corp.	122
43,526	Starbucks Corp.	2,521
3,283	Wyndham Worldwide Corp.	376
1,816	Yum China Holdings, Inc.	75

		11,963

	Household Durables — 0.57%
11,115	D.R. Horton, Inc.	487
9,398	Garmin Ltd.	554
5,011	Leggett & Platt, Inc.	222
13,381	Lennar Corp., Class – A	789
781	Lennar Corp., Class – B	37
2,037	Mohawk Industries, Inc.(a)	473
34,115	Newell Rubbermaid, Inc.	869
11,073	PulteGroup, Inc.	327
1,004	Tempur Sealy International, Inc.(a)	45
5,028	Toll Brothers, Inc.	217
1,420	Tupperware Brands Corp.	69
5,975	Whirlpool Corp.	916

		5,005

	Household Products — 2.06%
3,164	Church & Dwight Co., Inc.	159
63,352	Colgate-Palmolive Co.	4,541
2,477	Energizer Holdings, Inc.	148
17,900	Kimberly-Clark Corp.	1,971
307	Spectrum Brands Holdings, Inc.	32
5,720	The Clorox Co.	761
129,302	The Procter & Gamble Co.	10,252

		17,864

	Independent Power & Renewable Electricity Producers — 0.09%
8,479	NRG Energy, Inc., Class – C	259
31,826	The AES Corp.	362
8,552	Vistra Energy Corp.(a)	178

		799

	Industrial Conglomerates — 1.25%
13,534	3M Co.	2,971
3,364	Carlisle Companies, Inc.	351
431,390	General Electric Co.	5,815
11,069	Honeywell International, Inc.	1,600
199	Roper Industries, Inc.	56

		10,793

	Insurance — 4.31%
69,647	Aflac, Inc.	3,048
523	Alleghany Corp.	321
9,169	Allstate Corp.	869
2,476	American Financial Group, Inc.	278
57,342	American International Group, Inc.	3,121
262	American National Insurance Co.	31
3,734	Arch Capital Group Ltd.(a)	320
6,736	Arthur J. Gallagher & Co.	463
4,644	Aspen Insurance Holdings Ltd.	208
3,362	Assurant, Inc.	307
4,056	Assured Guaranty Ltd.	147
6,688	Athene Holding Ltd.(a)	320
12,827	AXIS Capital Holdings Ltd.	738

Shares	Security Description	Value (000)
	Insurance (continued)
2,920	Brighthouse Financial, Inc.(a)	$150
8,082	Brown & Brown, Inc.	206
26,910	Chubb Ltd.	3,680
9,666	Cincinnati Financial Corp.	718
2,443	CNA Financial Corp.	121
233	Erie Indemnity Co., Class – A	27
4,165	Everest Re Group Ltd.	1,071
6,908	First American Financial Corp.	405
19,746	FNF Group	790
1,485	Hanover Insurance Group, Inc.	175
12,646	Hartford Financial Services Group, Inc.	652
12,797	Lincoln National Corp.	935
16,408	Loews Corp.	816
487	Markel Corp.(a)	570
2,460	Mercury General Corp.	113
75,931	MetLife, Inc.	3,484
20,836	Old Republic International Corp.	447
24,224	Principal Financial Group, Inc.	1,475
3,471	ProAssurance Corp.	169
38,605	Prudential Financial, Inc.	3,997
3,810	Reinsurance Group of America	587
1,281	RenaissanceRe Holdings Ltd.	177
19,623	The Travelers Companies, Inc.	2,725
4,007	Torchmark Corp.	337
13,490	Unum Group	642
8,185	Validus Holdings Ltd.	552
5,671	W.R. Berkley Corp.	412
212	White Mountains Insurance Group Ltd.	174
4,407	Willis Towers Watson PLC	671
17,336	XL Group Ltd.	958

		37,407

	Internet & Direct Marketing Retail — 0.03%
1,556	Liberty Expedia Holdings, Class – A(a)	61
6,091	Liberty Interactive Corp., QVC Group, Class – G(a)	154
2,009	TripAdvisor, Inc.(a)	82

		297

	Internet Software & Services — 0.37%
7,856	Akamai Technologies, Inc.(a)	558
44,407	eBay, Inc.(a)	1,786
681	LogMeln, Inc.	79
22,678	Twitter, Inc.(a)	658
589	Zillow Group, Inc., Class – A(a)	32
1,170	Zillow Group, Inc., Class – C(a)	63

		3,176

	IT Services — 1.30%
5,265	Accenture PLC, Class – A	808
4,988	Amdocs Ltd.	333
12,968	Automatic Data Processing, Inc.	1,472
732	Booz Allen Hamilton Holding Corp.	28
7,439	Cognizant Technology Solutions Corp.	599
6,644	Conduent, Inc.(a)	124
1,189	CoreLogic, Inc.(a)	54
2,594	DST Systems, Inc.	217
4,978	Fidelity National Information Services, Inc.	479
1,899	Global Payments, Inc.	212
29,871	International Business Machines Corp.	4,583
8,597	Leidos Holdings, Inc.	562
8,659	Paychex, Inc.	533
7,451	Sabre Corp.	160
1,337	Switch, Inc., Class – A	21

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Services (continued)
4,231	Teradata Corp.(a)	$168
46,062	Western Union Co.	886
278	WEX, Inc.(a)	44

		11,283

	Leisure Products — 0.07%
2,051	Brunswick Corp.	122
4,573	Hasbro, Inc.	385
9,737	Mattel, Inc.	128

		635

	Life Sciences Tools & Services — 0.52%
14,477	Agilent Technologies, Inc.	969
734	Bio-Rad Laboratories, Inc., Class – A(a)	184
663	Bio-Techne Corp.	100
4,083	Bruker Biosciences Corp.	122
2,672	Illumina, Inc.(a)	632
1,930	IQVIA Holdings, Inc.(a)	189
3,102	PerkinElmer, Inc.	235
5,235	Qiagen N.V.(a)	169
7,755	Thermo Electron Corp.	1,601
1,360	Waters Corp.(a)	270

		4,471

	Machinery — 1.42%
3,709	AGCO Corp.	241
16,025	Caterpillar, Inc.	2,363
4,928	Colfax Corp.(a)	157
1,748	Crane Co.	162
12,458	Cummins, Inc.	2,019
360	Donaldson Company, Inc.	16
4,853	Dover Corp.	477
4,568	Flowserve Corp.	198
7,530	Fortive Corp.	584
800	Gates Industrial Corp. PLC(a)	14
201	IDEX Corp.	29
9,499	Ingersoll-Rand PLC	812
4,951	ITT, Inc.	242
1,208	Lincoln Electric Holdings, Inc.	109
4,351	Oshkosh Corp.	336
19,329	PACCAR, Inc.	1,279
638	Parker Hannifin Corp.	109
10,783	Pentair PLC	735
2,904	Snap-on, Inc.	428
4,890	Stanley Black & Decker, Inc.	749
4,331	Terex Corp.	162
5,840	The Timken Co.	266
8,375	Trinity Industries, Inc.	273
1,044	WABCO Holdings, Inc.(a)	140
2,040	Wabtec Corp.	166
3,033	Xylem, Inc.	233

		12,299

	Marine — 0.03%
3,103	Kirby Corp.(a)	239

	Media — 1.79%
737	AMC Networks, Inc.(a)	38
2,061	Charter Communications, Inc., Class – A(a)	641
10,199	Cinemark Holdings, Inc.	384
37,148	Comcast Corp., Class – A	1,269
7,601	Discovery Communications, Inc., Class – A(a)	163

Shares	Security Description	Value (000)
	Media (continued)
13,061	Discovery Communications, Inc., Class – C(a)	$255
5,107	Dish Network Corp.(a)	194
4,354	GCI Liberty, Inc., Class – A(a)	230
2,221	John Wiley & Sons, Inc., Class – A	141
1,280	Liberty Broadband, Class – A(a)	109
5,227	Liberty Broadband, Class – C(a)	448
1,251	Liberty Media Group, Class – A(a)	37
9,331	Liberty Media Group, Class – C(a)	288
4,462	Liberty SiriusXM Group, Class – A(a)	183
6,304	Liberty SiriusXM Group, Class – C(a)	258
1,456	Lions Gate Entertainment Corp., Class – A	38
2,611	Lions Gate Entertainment Corp., Class – B	62
4,264	News Corp., Inc.	69
19,165	News Corp., Inc., Class – A	303
16,884	Omnicom Group, Inc.	1,227
25,233	Sirius XM Holdings, Inc.	157
7,534	TEGNA, Inc.	86
43,754	The Interpublic Group of Companies, Inc.	1,008
591	The Madison Square Garden Co., Class – A(a)	145
16,888	The Walt Disney Co.	1,696
27,423	Time Warner, Inc.	2,593
5,041	Tribune Media Co., Class – A	204
51,077	Twenty-First Century Fox, Inc.	1,874
14,619	Twenty-First Century Fox, Inc., Class – B	532
361	Viacom, Inc., Class – A	14
28,101	Viacom, Inc., Class – B	873

		15,519

	Metals & Mining — 0.62%
6,831	Alcoa Corp.	307
61,326	Freeport-McMoRan Copper & Gold, Inc.	1,077
27,980	Newmont Mining Corp.	1,093
24,383	Nucor Corp.	1,489
5,862	Reliance Steel & Aluminum Co.	503
1,433	Royal Gold, Inc.	123
403	Southern Copper Corp.	22
10,758	Steel Dynamics, Inc.	476
10,860	Tahoe Resources, Inc.	51
6,100	United States Steel Corp.	215

		5,356

	Mortgage Real Estate Investment Trusts — 0.34%
32,958	AGNC Investment Corp.	624
73,211	Annaly Capital Management, Inc.	764
10,476	Chimera Investment Corp.	182
34,156	MFA Financial, Inc.	257
18,549	New Residential Investment Corp.	305
30,694	Starwood Property Trust, Inc.	643
9,680	Two Harbors Investment Corp.	149

		2,924

	Multiline Retail — 0.76%
5,907	Dollar General Corp.	553
454	Dollar Tree, Inc.(a)	43
14,267	Kohl’s Corp.	935
53,479	Macy’s, Inc.	1,590
3,624	Nordstrom, Inc.	175
47,793	Target Corp.	3,318

		6,614

	Multi-Utilities — 1.36%
11,525	Ameren Corp.	653

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Multi-Utilities (continued)
21,548	CenterPoint Energy, Inc.	$590
13,657	CMS Energy Corp.	619
17,764	Consolidated Edison, Inc.	1,385
37,746	Dominion Resources, Inc.	2,546
8,814	DTE Energy Co.	920
11,021	MDU Resources Group, Inc.	310
16,910	NiSource, Inc.	404
23,993	Public Service Enterprise Group, Inc.	1,205
7,836	SCANA Corp.	294
12,909	Sempra Energy	1,436
4,019	Vectren Corp.	257
18,380	WEC Energy Group, Inc.	1,152

		11,771

	Oil, Gas & Consumable Fuels — 7.88%
19,410	Anadarko Petroleum Corp.	1,173
13,481	Andeavor	1,356
8,930	Antero Resources Corp.(a)	177
38,355	Apache Corp.	1,476
14,524	Cabot Oil & Gas Corp.	348
5,513	Centennial Resource Development, Inc.(a)	101
2,468	Cheniere Energy, Inc.(a)	132
29,580	Chesapeake Energy Corp.(a)	89
102,838	Chevron Corp.	11,728
250	Cimarex Energy Co.	23
12,584	CNX Resources Corp.(a)	194
8,289	Concho Resources, Inc.(a)	1,246
65,330	ConocoPhillips	3,873
1,615	CONSOL Energy, Inc.(a)	47
3,542	Continental Resources, Inc.(a)	209
17,637	Devon Energy Corp.	561
4,680	Diamondback Energy, Inc.(a)	592
5,339	Energen Corp.(a)	336
18,465	EOG Resources, Inc.	1,944
12,420	EQT Corp.	590
6,677	Extraction Oil & Gas, Inc.(a)	77
205,095	Exxon Mobil Corp.	15,302
5,053	Gulfport Energy Corp.(a)	49
18,233	Hess Corp.	923
15,195	HollyFrontier Corp.	742
158,880	Kinder Morgan, Inc.	2,393
12,904	Kosmos Energy Ltd.(a)	81
47,392	Marathon Oil Corp.	764
44,443	Marathon Petroleum Corp.	3,249
13,926	Murphy Oil Corp.	360
26,805	Noble Energy, Inc.	812
50,642	Occidental Petroleum Corp.	3,290
19,222	ONEOK, Inc.	1,094
7,548	Parsley Energy, Inc., Class – A(a)	219
8,978	PBF Energy, Inc., Class – A	304
38,967	Phillips 66	3,738
9,490	Pioneer Natural Resources Co.	1,630
8,409	QEP Resources, Inc.(a)	82
8,004	Range Resources Corp.	116
5,032	RSP Permian, Inc.(a)	236
6,165	SM Energy Co.	111
31,209	Southwestern Energy Co.(a)	135
13,802	Targa Resources Corp.	607
63,948	The Williams Companies, Inc.	1,590
39,415	Valero Energy Corp.	3,657
3,154	Whiting Petroleum Corp.(a)	107
3,718	World Fuel Services Corp.	91

Shares	Security Description	Value (000)
	Oil, Gas & Consumable Fuels (continued)
13,852	WPX Energy, Inc.(a)	$205

		68,159

	Paper & Forest Products — 0.03%
5,138	Domtar Corp.	219

	Personal Products — 0.17%
30,205	Coty, Inc., Class – A	553
2,594	Edgewell Personal Care Co.(a)	127
791	Herbalife Ltd.(a)	77
3,547	Nu Skin Enterprises, Inc., Class – A	261
2,765	The Estee Lauder Companies, Inc., Class – A	414

		1,432

	Pharmaceuticals — 5.33%
2,213	Akorn, Inc.(a)	41
11,884	Allergan PLC	2,000
100,023	Bristol-Myers Squibb Co.	6,326
26,672	Eli Lilly & Co.	2,064
7,849	ENDO International PLC(a)	47
111,869	Johnson & Johnson	14,335
4,485	Mallinckrodt PLC(a)	65
147,738	Merck & Co., Inc.	8,047
28,578	Mylan N.V.(a)	1,177
4,633	Perrigo Co. PLC	386
328,332	Pfizer, Inc.	11,653

		46,141

	Professional Services — 0.21%
5,827	IHS Markit Ltd.(a)	281
3,151	ManpowerGroup, Inc.	363
32,577	Nielsen Holdings PLC	1,035
1,524	Robert Half International, Inc.	88
784	The Dun & Bradstreet Corp.	92

		1,859

	Real Estate Management & Development — 0.13%
8,350	CBRE Group, Inc., Class – A(a)	395
1,568	Howard Hughes Corp.(a)	218
2,026	Jones Lang LaSalle, Inc.	354
5,809	Realogy Holdings Corp.	158

		1,125

	Road & Rail — 0.80%
176	AMERCO, Inc.	61
3,088	CSX Corp.	172
2,133	Genesee & Wyoming, Inc., Class – A(a)	151
3,628	Kansas City Southern	399
16,951	Norfolk Southern Corp.	2,302
825	Old Dominion Freight Line, Inc.	121
3,436	Ryder System, Inc.	250
26,064	Union Pacific Corp.	3,503

		6,959

	Semiconductors & Semiconductor Equipment — 3.74%
9,390	Analog Devices, Inc.	856
11,920	Broadcom Ltd.	2,809
19,822	Cypress Semiconductor Corp.	336
4,014	First Solar, Inc.(a)	285
254,059	Intel Corp.	13,232
4,285	KLA-Tencor Corp.	467
2,370	Lam Research Corp.	481
14,023	Marvell Technology Group Ltd.	294

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment (continued)
7,703	Maxim Integrated Products, Inc.	$464
25,585	Micron Technology, Inc.(a)	1,334
781	Microsemi Corp.(a)	51
10,115	NXP Semiconductors N.V.(a)	1,183
914	ON Semiconductor Corp.(a)	22
2,152	Qorvo, Inc.(a)	152
111,955	Qualcomm, Inc.	6,203
2,511	Skyworks Solutions, Inc.	252
3,334	Teradyne, Inc.	152
30,068	Texas Instruments, Inc.	3,124
3,464	Versum Materials, Inc.	130
8,114	Xilinx, Inc.	586

		32,413

	Software — 1.21%
1,340	Autodesk, Inc.(a)	168
19,752	CA, Inc.	670
2,641	Dell Technologies, Inc., Class – V(a)	193
6,360	FireEye, Inc.(a)	108
1,610	Guidewire Software, Inc.(a)	130
36,757	Microsoft Corp.	3,355
10,257	Nuance Communications, Inc.(a)	162
111,009	Oracle Corp.	5,079
529	SS&C Technologies Holdings, Inc.	28
4,798	Synopsys, Inc.(a)	399
867	VMware, Inc., Class – A(a)	105
26,974	Zynga, Inc.(a)	99

		10,496

	Specialty Retail — 0.75%
1,825	Advance Auto Parts, Inc.	216
2,028	AutoNation, Inc.(a)	95
142	AutoZone, Inc.(a)	92
14,137	Bed Bath & Beyond, Inc.	297
21,511	Best Buy Co., Inc.	1,505
1,020	Burlington Stores, Inc.(a)	136
6,284	Dick’s Sporting Goods, Inc.	220
14,802	Foot Locker, Inc.	673
47,757	GameStop Corp., Class – A^	603
20,053	Gap, Inc.	626
14,128	L Brands, Inc.	540
1,757	Michaels Companies, Inc. The(a)	35
1,122	Murphy USA, Inc.(a)	82
2,403	Penske Automotive Group, Inc.	107
2,883	Sally Beauty Holdings, Inc.(a)	47
5,802	Signet Jewelers Ltd.	223
3,799	Tiffany & Co.	371
4,339	Urban Outfitters, Inc.(a)	160
8,145	Williams-Sonoma, Inc.	430

		6,458

	Technology Hardware, Storage & Peripherals — 1.00%
8,652	Apple, Inc.	1,452
105,356	Hewlett Packard Enterprise Co.	1,848
112,082	HP, Inc.	2,457
7,220	NetApp, Inc.	445
21,143	Western Digital Corp.	1,951
17,109	Xerox Corp.	492

		8,645

	Textiles, Apparel & Luxury Goods — 0.44%
25,954	Hanesbrands, Inc.	478
1,534	Lululemon Athletica, Inc.(a)	137

Shares	Security Description	Value (000)
	Textiles, Apparel & Luxury Goods (continued)
7,008	Michael Kors Holdings Ltd.(a)	$435
2,692	PVH Corp.	408
2,859	Ralph Lauren Corp.	320
2,614	Skechers USA, Inc., Class – A(a)	102
16,270	Tapestry, Inc.	855
1,766	Under Armour, Inc., Class – A(a)	29
1,796	Under Armour, Inc., Class – C(a)	26
14,380	V.F. Corp.	1,065

		3,855

	Thrifts & Mortgage Finance — 0.06%
40,663	New York Community Bancorp, Inc.	530
1,862	TFS Financial Corp.	27

		557

	Tobacco — 1.48%
60,741	Altria Group, Inc.	3,785
90,892	Philip Morris International, Inc.	9,035

		12,820

	Trading Companies & Distributors — 0.26%
5,161	Air Lease Corp.	220
8,216	Fastenal Co.	449
3,928	HD Supply Holdings, Inc.(a)	149
3,081	MSC Industrial Direct Co., Inc., Class – A	283
2,945	W.W. Grainger, Inc.	830
933	Watsco, Inc.	169
2,640	WESCO International, Inc.(a)	164

		2,264

	Transportation Infrastructure — 0.06%
14,826	Macquarie Infrastructure Corp.	548

	Water Utilities — 0.09%
6,268	American Water Works Co., Inc.	515
8,556	Aqua America, Inc.	291

		806

	Wireless Telecommunication Services — 0.13%
22,484	Sprint Nextel Corp.(a)	110
9,817	Telephone & Data Systems, Inc.	275
10,967	T-Mobile USA, Inc.(a)	669
822	U.S. Cellular Corp.(a)	33

		1,087

	Total Common Stocks	791,443

	Contingent Right — 0.00%
	Food & Staples Retailing — 0.00%
18,568	Safeway, Inc. (PDC)*(a)	—

	Total Contingent Right	—

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	U.S. Treasury Obligation — 0.00%
$15	U.S. Treasury Bill, 1.62%, 6/7/18(b)(c)	$15

	Total U.S. Treasury Obligation	15

	Time Deposit — 0.06%
482	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.46%, 4/2/18	482

	Total Time Deposit	482

Shares
	Mutual Funds — 7.97%
2,170,772	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.46%(d)	2,171
265,574	Federated Treasury Obligations Fund, Institutional Shares, 1.49%^^(d)	266
66,582,087	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.50%(d)	66,581

	Total Mutual Funds	69,018

Principal Amount (000)
	Repurchase Agreement — 0.05%
$463	Jefferies LLC, 1.80%, 4/2/18 (Purchased on 3/29/18, proceeds at maturity $463,570 collateralized by U.S. Treasury Obligations, 0.71% - 3.05%, 1/15/28 - 5/15/47 fair value $472,747)^^	463

	Total Repurchase Agreement	463

	Total Investments (cost $762,711) — 99.49%	861,421
	Other assets in excess of liabilities — 0.51%	4,438

	Net Assets—100.00%	$865,859

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on March 31, 2018 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolios of Investments.

^	All or part of this security was on loan as of March 31, 2018. The total value of securities on loan as of March 31, 2018, was $625 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2018.

(a)	Represents non-income producing security.

(b)	Rate disclosed represents effective yield at purchase.

(c)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.

(d)	The rate disclosed is the rate in effect on March 31, 2018.

REIT — Real Estate Investment Trust

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (concluded) — March 31, 2018 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional Value Equity Portfolio	Cadence Capital Management, LLC	Mellon Capital Management Corporation*	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	42.23%	49.18%	—	—	91.41%
Contingent Right	0.00%	—	—	—	0.00%
U.S. Treasury Obligation	—	0.00%	—	—	0.00%
Time Deposit	—	—	0.06%	—	0.06%
Mutual Funds	0.34%	0.02%	5.64%	1.97%	7.97%
Repurchase Agreement	0.05%	—	—	—	0.05%
Other Assets (Liabilities)	0.01%	0.04%	0.46%	0.00%	0.51%

Total Net Assets	42.63%	49.24%	6.16%	1.97%	100.00%

*	Part of BNY Mellon Asset Management North America Corporation

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2018.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	307	6/15/18	$42,028	$40,570	$(1,458)
E-Mini S&P Midcap 400 Future	113	6/15/18	22,092	21,279	(813)

			$64,120	$61,849	$(2,271)

	Total Unrealized Appreciation				$—
	Total Unrealized Depreciation				(2,271)

	Total Net Unrealized Appreciation/(Depreciation)				$(2,271)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 96.13%
	Aerospace & Defense — 2.29%
890	BWX Technologies, Inc.	$57
7,390	General Dynamics Corp.	1,632
313	HEICO Corp.	27
583	HEICO Corp., Class – A	41
605	Hexcel Corp.	39
360	Huntington Ingalls Industries, Inc.	93
1,881	L3 Technologies, Inc.	391
8,360	Lockheed Martin Corp.	2,825
1,571	Northrop Grumman Corp.	548
8,020	Raytheon Co.	1,731
4,613	Rockwell Collins, Inc.	622
22,830	The Boeing Co.	7,486
475	TransDigm Group, Inc.	146
19,105	United Technologies Corp.	2,404

		18,042

	Air Freight & Logistics — 0.27%
4,708	C.H. Robinson Worldwide, Inc.	441
5,570	Expeditors International of Washington, Inc.	353
2,409	FedEx Corp.	578
6,701	United Parcel Service, Inc., Class – B	701
833	XPO Logistics, Inc.(a)	85

		2,158

	Airlines — 0.07%
941	Alaska Air Group, Inc.	58
1,866	American Airlines Group, Inc.	97
30	Copa Holdings SA, Class – A	4
5,393	Southwest Airlines Co.	309
1,764	Spirit Airlines, Inc.(a)	67

		535

	Auto Components — 0.05%
2,588	Aptiv PLC	220
262	BorgWarner, Inc.	13
862	Delphi Technologies PLC	41
1,730	Gentex Corp.	40
555	Lear Corp.	103
333	Visteon Corp.(a)	37

		454

	Automobiles — 0.38%
1,266	Harley-Davidson, Inc.	54
10,839	Tesla Motors, Inc.^(a)	2,885
469	Thor Industries, Inc.	54

		2,993

	Banks — 0.86%
549	Bank of the Ozarks, Inc.	27
7,211	Citizens Financial Group, Inc.	303
1,339	Cullen/Frost Bankers, Inc.	142
80	East West Bancorp, Inc.	5
4,514	First Republic Bank	418
40,778	JPMorgan Chase & Co.	4,484
207	Pinnacle Financial Partners, Inc.	13
7,959	PNC Financial Services Group, Inc.	1,204
318	Signature Bank(a)	45
368	SVB Financial Group(a)	88
522	Western Alliance Bancorp(a)	30

		6,759

Shares	Security Description	Value (000)
	Beverages — 1.85%
510	Brown-Forman Corp., Class – A	$27
10,535	Brown-Forman Corp., Class – B	573
1,574	Constellation Brands, Inc., Class – A	359
6,126	Dr. Pepper Snapple Group, Inc.	725
50,056	Monster Beverage Corp.(a)	2,864
45,945	PepsiCo, Inc.	5,015
115,275	The Coca-Cola Co.	5,006

		14,569

	Biotechnology — 3.43%
30,410	AbbVie, Inc.	2,878
916	Acadia Pharmaceuticals, Inc.(a)	21
435	Agios Pharmaceuticals, Inc.(a)	36
20,857	Alexion Pharmaceuticals, Inc.(a)	2,325
1,446	Alkermes PLC(a)	84
733	Alnylam Pharmaceuticals, Inc.(a)	87
19,689	Amgen, Inc.	3,356
1,933	Biogen Idec, Inc.(a)	529
21,529	BioMarin Pharmaceutical, Inc.(a)	1,745
33,526	Celgene Corp.(a)	2,991
2,802	Exelixis, Inc.(a)	62
9,067	Gilead Sciences, Inc.	684
1,677	Incyte Corp.(a)	140
160	Intercept Pharmaceuticals, Inc.(a)	10
397	Intrexon Corp.(a)	6
1,172	Ionis Pharmaceuticals, Inc.(a)	52
858	Neurocrine Biosciences, Inc.(a)	71
648	OPKO Health, Inc.(a)	2
27,072	Regeneron Pharmaceuticals, Inc.(a)	9,322
1,014	Seattle Genetics, Inc.(a)	53
361	Tesaro, Inc.(a)	21
15,792	Vertex Pharmaceuticals, Inc.(a)	2,574

		27,049

	Building Products — 0.05%
1,367	A.O. Smith Corp.	87
906	Allegion PLC	77
404	Armstrong World Industries, Inc.(a)	23
1,376	Fortune Brands Home & Security, Inc.	81
347	Lennox International, Inc.	71
2,011	Masco Corp.	81

		420

	Capital Markets — 1.89%
1,318	Ameriprise Financial, Inc.	195
536	BGC Partners, Inc., Class – A	7
2,950	CBOE Holdings, Inc.	337
7,281	CME Group, Inc.	1,178
1,102	Eaton Vance Corp.	61
1,403	FactSet Research Systems, Inc.	280
2,588	Federated Investors, Inc., Class – B	86
8,985	Franklin Resources, Inc.	312
14,085	Goldman Sachs Group, Inc.	3,547
2,695	IntercontinentalExchange Group, Inc.	195
578	Invesco Ltd.	19
1,039	Lazard Ltd., Class – A	54
186	Legg Mason, Inc.	8
865	LPL Financial Holdings, Inc.	53
349	MarketAxess Holdings, Inc.	76
1,603	Moody’s Corp.	259
36,187	Morgan Stanley	1,953
637	Morningstar, Inc.	61
872	MSCI, Inc. Common	130
306	Raymond James Financial, Inc.	27

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Markets (continued)
20,715	S&P Global, Inc.	$3,957
4,450	SEI Investments Co.	333
176	State Street Corp.	18
6,308	T. Rowe Price Group, Inc.	681
8,719	TD Ameritrade Holding Corp.	516
9,130	The Charles Schwab Corp.	477
2,011	Waddell & Reed Financial, Inc., Class – A	41

		14,861

	Chemicals — 2.96%
4,878	Air Products & Chemicals, Inc.	776
17,495	Albemarle Corp.	1,622
2,007	Axalta Coating Systems Ltd.(a)	61
807	Celanese Corp., Series A	81
10,821	DowDuPont, Inc.	689
83,153	Ecolab, Inc.	11,398
1,293	FMC Corp.	99
893	Huntsman Corp.	26
2,622	International Flavors & Fragrances, Inc.	359
1,388	LyondellBasell Industries N.V., Class – A	147
4,261	Monsanto Co.	497
66	NewMarket Corp.	27
930	Platform Specialty Products Corp.(a)	9
2,318	PPG Industries, Inc.	259
41,318	Praxair, Inc.	5,962
1,172	RPM International, Inc.	56
1,790	The Chemours Co.	87
396	The Scotts Miracle-Gro Co.	34
2,647	The Sherwin-Williams Co.	1,038
639	W.R. Grace & Co.	39
163	Westlake Chemical Corp.	18

		23,284

	Commercial Services & Supplies — 0.24%
621	ADT, Inc.	5
2,988	Cintas Corp.	509
340	Clean Harbors, Inc.(a)	17
7,437	Copart, Inc.(a)	379
1,301	KAR Auction Services, Inc.	71
3,222	Rollins, Inc.	164
2,028	Stericycle, Inc.(a)	119
4,282	Waste Connections, Inc.	308
3,522	Waste Management, Inc.	296

		1,868

	Communications Equipment — 0.82%
1,331	Arista Networks, Inc.(a)	340
118,610	Cisco Systems, Inc.	5,087
945	Commscope Holding, Inc.(a)	38
2,295	F5 Networks, Inc.(a)	332
3,133	Harris Corp.	505
153	Motorola Solutions, Inc.	16
867	Palo Alto Networks, Inc.(a)	157

		6,475

	Construction & Engineering — 0.05%
3,400	Fluor Corp.	194
3,090	Jacobs Engineering Group, Inc.	183
374	Quanta Services, Inc.(a)	13

		390

	Construction Materials — 0.04%
445	Eagle Materials, Inc., Class – A	46
558	Martin Marietta Materials, Inc.	116

Shares	Security Description	Value (000)
	Construction Materials (continued)
1,187	Vulcan Materials Co.	$135

		297

	Consumer Finance — 0.09%
279	Capital One Financial Corp.	27
95	Credit Acceptance Corp.(a)	31
19,189	Synchrony Financial	644

		702

	Containers & Packaging — 0.12%
1,658	AptarGroup, Inc.	149
91	Ardagh Group SA	2
792	Avery Dennison Corp.	84
1,954	Ball Corp.	78
1,231	Berry Plastics Group, Inc.(a)	67
912	Crown Holdings, Inc.(a)	46
2,165	Graphic Packaging Holding Co.	33
3,612	International Paper Co.	194
1,251	Owens-Illinois, Inc.(a)	27
907	Packaging Corporation of America	102
874	Sealed Air Corp.	37
704	Silgan Holdings	20
2,428	Sonoco Products Co.	118

		957

	Distributors — 0.09%
4,033	Genuine Parts Co.	362
7,531	LKQ Corp.(a)	286
381	Pool Corp.	56

		704

	Diversified Consumer Services — 0.02%
516	Bright Horizons Family Solutions, Inc.(a)	51
292	H&R Block, Inc.	7
1,727	Service Corporation International	66
1,276	ServiceMaster Global Holdings, Inc.(a)	65

		189

	Diversified Financial Services — 0.00%
704	Leucadia National Corp.	16
99	Voya Financial, Inc.	5

		21

	Diversified Telecommunication Services — 0.13%
20,205	Verizon Communications, Inc.	966
1,761	Zayo Group Holdings, Inc.(a)	60

		1,026

	Electrical Equipment — 0.27%
298	Acuity Brands, Inc.	41
5,948	AMETEK, Inc.	452
16,372	Emerson Electric Co.	1,118
1,747	Hubbell, Inc.	213
1,239	Rockwell Automation, Inc.	216
788	Sensata Technologies Holding PLC(a)	41

		2,081

	Electronic Equipment, Instruments & Components — 0.23%
10,009	Amphenol Corp., Class – A	862
1,465	CDW Corporation of Delaware	103
1,578	Cognex Corp.	82
237	Coherent, Inc.(a)	44
483	Corning, Inc.	13

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electronic Equipment, Instruments & Components (continued)
1,189	Dolby Laboratories, Inc., Class – A	$76
4,113	FLIR Systems, Inc.	206
340	IPG Photonics Corp.(a)	79
3,537	National Instruments Corp.	179
1,884	Trimble Navigation Ltd.(a)	68
405	Universal Display Corp.	41
493	Zebra Technologies Corp., Class – A(a)	69

		1,822

	Energy Equipment & Services — 1.56%
953	Dril-Quip, Inc.(a)	43
855	Franks International N.V.	5
5,681	Halliburton Co.	267
2,381	Helmerich & Payne, Inc.	158
9,081	National Oilwell Varco, Inc.	334
2,406	Oceaneering International, Inc.	45
490	RPC, Inc.	9
173,357	Schlumberger Ltd.	11,229
5,648	TechnipFMC PLC	166

		12,256

	Equity Real Estate Investment Trusts — 1.55%
4,110	American Tower Corp.	598
246	Boston Properties, Inc.	30
2,843	CoreCivic, Inc.	55
312	Coresite Realty Corp.	31
3,891	Crown Castle International Corp.	426
1,164	CubeSmart	33
779	CyrusOne, Inc.	40
1,507	Digital Realty Trust, Inc.	159
1,234	Douglas Emmett, Inc.	45
22,694	Equinix, Inc.	9,490
804	Equity Lifestyle Properties, Inc.	71
995	Extra Space Storage, Inc.	87
262	Federal Realty Investment Trust	30
741	Gaming & Leisure Properties, Inc.	25
148	Hudson Pacific Property, Inc.	5
2,329	Iron Mountain, Inc.	77
733	Lamar Advertising Co., Class – A	47
177	Outfront Media, Inc.	3
1,433	Public Storage	287
1,159	SBA Communications Corp.(a)	198
2,738	Simon Property Group, Inc.	423
150	Tanger Factory Outlet Centers, Inc.	3
284	Taubman Centers, Inc.	16
457	VICI Properties, Inc.	8

		12,187

	Food & Staples Retailing — 1.75%
32,691	Costco Wholesale Corp.	6,159
26,104	CVS Caremark Corp.	1,624
5,219	Rite Aid Corp.(a)	9
5,062	Sprouts Farmers Market, Inc.(a)	119
18,338	Sysco Corp.	1,100
4,764	The Kroger Co.	114
21,348	Walgreens Boots Alliance, Inc.	1,398
36,466	Wal-Mart Stores, Inc.	3,244

		13,767

	Food Products — 1.18%
879	Blue Buffalo Pet Products, Inc.(a)	35
5,351	Campbell Soup Co.	232
4,198	Flowers Foods, Inc.	92

Shares	Security Description	Value (000)
	Food Products (continued)
3,940	General Mills, Inc.	$178
4,504	Hershey Co.	445
6,090	Hormel Foods Corp.	209
2,200	Kellogg Co.	143
413	Lamb Weston Holding, Inc.	24
4,023	McCormick & Company, Inc.	428
172,268	Mondelez International, Inc., Class – A	7,188
436	Pilgrim’s Pride Corp.(a)	11
2,721	The J.M. Smucker Co.	337
176	TreeHouse Foods, Inc.(a)	7

		9,329

	Health Care Equipment & Supplies — 3.05%
39,847	Abbott Laboratories	2,387
398	Abiomed, Inc.(a)	116
771	Align Technology, Inc.(a)	194
12,878	Baxter International, Inc.	838
41,756	Becton, Dickinson & Co.	9,048
13,310	Boston Scientific Corp.(a)	364
13,661	Danaher Corp.	1,338
5,532	Dentsply Sirona, Inc.	278
813	Dexcom, Inc.(a)	60
6,951	Edwards Lifesciences Corp.(a)	970
584	Hill-Rom Holdings, Inc.	51
1,630	Hologic, Inc.(a)	61
4,628	IDEXX Laboratories, Inc.(a)	886
3,658	Intuitive Surgical, Inc.(a)	1,509
33,752	Medtronic PLC	2,708
4,576	ResMed, Inc.	451
10,956	Stryker Corp.	1,762
85	Teleflex, Inc.	22
357	The Cooper Companies, Inc.	82
965	Varex Imaging Corp.(a)	35
3,170	Varian Medical Systems, Inc.(a)	389
695	West Pharmaceutical Services, Inc.	61
3,903	Zimmer Holdings, Inc.	426

		24,036

	Health Care Providers & Services — 3.21%
9,037	Aetna, Inc.	1,527
1,549	AmerisourceBergen Corp.	134
6,080	Anthem, Inc.	1,336
209	Centene Corp.(a)	22
2,035	CIGNA Corp.	341
15,867	Express Scripts Holding Co.(a)	1,096
205	HCA Holdings, Inc.	20
5,328	Henry Schein, Inc.(a)	358
1,265	Humana, Inc.	340
2,279	Laboratory Corporation of America Holdings(a)	369
57	LifePoint Hospitals, Inc., Class – A(a)	3
5,555	McKesson Corp.	783
2,212	MEDNAX, Inc.(a)	123
2,209	Patterson Companies, Inc.	49
111	Premier, Inc., Class – A(a)	3
3,270	Quest Diagnostics, Inc.	328
84,765	UnitedHealth Group, Inc.	18,140
2,094	Universal Health Services, Inc., Class – B	248
389	WellCare Health Plans, Inc.(a)	75

		25,295

	Health Care Technology — 0.44%
374	athenahealth, Inc.(a)	53
55,169	Cerner Corp.(a)	3,200

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Technology (continued)
2,846	Veeva Systems, Inc.(a)	$208

		3,461

	Hotels, Restaurants & Leisure — 4.59%
988	Aramark	39
955	Chipotle Mexican Grill, Inc.(a)	309
1,166	Choice Hotels International, Inc.	93
1,215	Darden Restaurants, Inc.	104
419	Domino’s Pizza, Inc.	98
874	Dunkin’ Brands Group, Inc.	52
1,069	Extended Stay America, Inc.	21
678	Hilton Grand Vacations(a)	29
1,871	Hilton Worldwide Holdings, Inc.	147
3,492	Las Vegas Sands Corp.	251
36,572	Marriott International, Inc., Class – A	4,973
53,349	McDonald’s Corp.	8,343
387	MGM Resorts International	14
677	Six Flags Entertainment Corp.	42
178,933	Starbucks Corp.	10,358
1,730	The Wendy’s Co.	30
391	Vail Resorts, Inc.	87
992	Wyndham Worldwide Corp.	114
775	Wynn Resorts Ltd.	141
12,221	Yum China Holdings, Inc.	507
122,375	YUM! Brands, Inc.	10,418

		36,170

	Household Durables — 0.06%
1,821	D.R. Horton, Inc.	80
2,883	Garmin Ltd.	170
1,032	Leggett & Platt, Inc.	46
39	Mohawk Industries, Inc.(a)	9
33	NVR, Inc.(a)	92
810	PulteGroup, Inc.	24
211	Tempur Sealy International, Inc.(a)	10
711	Toll Brothers, Inc.	31
485	Tupperware Brands Corp.	23
58	Whirlpool Corp.	9

		494

	Household Products — 0.98%
8,407	Church & Dwight Co., Inc.	423
21,922	Colgate-Palmolive Co.	1,571
567	Energizer Holdings, Inc.	34
11,241	Kimberly-Clark Corp.	1,238
233	Spectrum Brands Holdings, Inc.	24
4,048	The Clorox Co.	539
49,193	The Procter & Gamble Co.	3,901

		7,730

	Independent Power & Renewable Electricity Producers — 0.00%
541	NRG Energy, Inc., Class – C	17

	Industrial Conglomerates — 0.80%
20,256	3M Co.	4,446
1,568	Carlisle Companies, Inc.	164
14,696	General Electric Co.	198
4,278	Honeywell International, Inc.	618
3,252	Roper Industries, Inc.	913

		6,339

	Insurance — 0.48%
978	Allstate Corp.	93

Shares	Security Description	Value (000)
	Insurance (continued)
1,086	American International Group, Inc.	$59
8,917	Aon PLC	1,252
171	Arch Capital Group Ltd.(a)	14
1,196	Arthur J. Gallagher & Co.	82
171	Aspen Insurance Holdings Ltd.	8
102	Assurant, Inc.	9
5,624	Brown & Brown, Inc.	143
171	Erie Indemnity Co., Class – A	20
17,318	Marsh & McLennan Companies, Inc.	1,431
26	RenaissanceRe Holdings Ltd.	4
5,631	The Progressive Corp.	343
2,914	Torchmark Corp.	245
781	XL Group Ltd.	43

		3,746

	Internet & Direct Marketing Retail — 6.14%
17,843	Amazon.com, Inc.(a)	25,825
5,494	Booking Holdings, Inc.(a)	11,430
1,172	Expedia, Inc.	129
78	Liberty Expedia Holdings, Class – A(a)	3
2,705	Liberty Interactive Corp., QVC Group, Class – G(a)	68
36,300	Netflix, Inc.(a)	10,721
3,358	TripAdvisor, Inc.(a)	137
352	Wayfair, Inc., Class – A(a)	24

		48,337

	Internet Software & Services — 7.97%
42,351	Alibaba Group Holding Ltd., ADR(a)	7,773
12,719	Alphabet, Inc., Class – A(a)	13,191
16,567	Alphabet, Inc., Class – C(a)	17,095
345	CoStar Group, Inc.(a)	125
103,888	Facebook, Inc., Class – A(a)	16,600
1,209	GoDaddy, Inc., Class – A(a)	74
680	Interactive Corp.(a)	106
965	LogMeln, Inc.	112
344	Match Group, Inc.(a)	15
2,138	Pandora Media, Inc.(a)	11
142,231	Tencent Holdings Ltd., ADR^	7,579
374	Twitter, Inc.(a)	11
854	VeriSign, Inc.(a)	101
369	Zillow Group, Inc., Class – A(a)	20
692	Zillow Group, Inc., Class – C(a)	37

		62,850

	IT Services — 10.19%
20,436	Accenture PLC, Class – A	3,137
29,652	Alliance Data Systems Corp.	6,312
3,563	Amdocs Ltd.	238
79,036	Automatic Data Processing, Inc.	8,969
1,138	Black Knight, Inc.(a)	54
1,297	Booz Allen Hamilton Holding Corp.	50
3,912	Broadridge Financial Solutions, Inc.	429
19,598	Cognizant Technology Solutions Corp.	1,578
452	CoreLogic, Inc.(a)	20
1,538	CSRA, Inc.	63
69	DST Systems, Inc.	6
2,753	DXC Technology Co.	277
476	Euronet Worldwide, Inc.(a)	38
1,807	Fidelity National Information Services, Inc.	174
4,581	First Data Corp.(a)	73
4,092	Fiserv, Inc.(a)	292
51,361	FleetCor Technologies, Inc.(a)	10,401
833	Gartner Group, Inc.(a)	98

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Services (continued)
1,448	Genpact Ltd.	$46
4,511	Global Payments, Inc.	503
26,874	International Business Machines Corp.	4,123
2,603	Jack Henry & Associates, Inc.	315
68,904	MasterCard, Inc., Class – A	12,069
10,543	Paychex, Inc.	649
80,044	PayPal Holdings, Inc.(a)	6,073
1,597	Sabre Corp.	34
2,359	Square, Inc., Class – A(a)	116
230	Switch, Inc., Class – A	4
3,283	Teradata Corp.(a)	130
5,507	Total System Services, Inc.	475
191,375	Visa, Inc., Class – A^	22,892
16,320	Western Union Co.	314
304	WEX, Inc.(a)	48
2,790	Worldpay, Inc., Class – A(a)	229

		80,229

	Leisure Products — 0.05%
688	Brunswick Corp.	41
842	Hasbro, Inc.	71
881	Mattel, Inc.	12
2,218	Polaris Industries, Inc.	253

		377

	Life Sciences Tools & Services — 0.77%
754	Agilent Technologies, Inc.	50
1,270	Bio-Techne Corp.	192
440	Bruker Biosciences Corp.	13
447	Charles River Laboratories International, Inc.(a)	48
10,115	Illumina, Inc.(a)	2,392
1,017	IQVIA Holdings, Inc.(a)	100
882	Mettler-Toledo International, Inc.(a)	507
239	PerkinElmer, Inc.	18
693	Qiagen N.V.(a)	22
10,861	Thermo Electron Corp.	2,242
2,618	Waters Corp.(a)	520

		6,104

	Machinery — 1.46%
1,300	Allison Transmission Holdings, Inc.	51
19,114	Caterpillar, Inc.	2,816
1,186	Crane Co.	110
497	Cummins, Inc.	81
3,143	Deere & Co.	488
4,489	Donaldson Company, Inc.	202
3,903	Dover Corp.	383
9,502	Fortive Corp.	737
711	Gardner Denver Holdings, Inc.(a)	22
300	Gates Industrial Corp. PLC(a)	5
1,569	Graco, Inc.	72
2,479	IDEX Corp.	353
9,803	Illinois Tool Works, Inc.	1,536
1,218	Ingersoll-Rand PLC	104
551	Lincoln Electric Holdings, Inc.	50
546	Nordson, Inc.	74
18,950	Parker Hannifin Corp.	3,240
1,448	Snap-on, Inc.	214
153	Stanley Black & Decker, Inc.	23
1,944	The Middleby Corp.(a)	241
1,001	The Toro Co.	63
491	WABCO Holdings, Inc.(a)	66
2,685	Wabtec Corp.	219

Shares	Security Description	Value (000)
	Machinery (continued)
1,199	Welbilt, Inc.(a)	$23
5,030	Xylem, Inc.	387

		11,560

	Marine — 0.01%
1,348	Kirby Corp.(a)	104

	Media — 1.72%
518	AMC Networks, Inc.(a)	27
46	Cable One, Inc.	32
3,250	CBS Corp., Class – B	167
9,001	Charter Communications, Inc., Class – A(a)	2,801
41,815	Comcast Corp., Class – A	1,429
2,849	Discovery Communications, Inc., Class – C(a)	56
1,618	Dish Network Corp.(a)	61
151	GCI Liberty, Inc., Class – A(a)	8
1,114	John Wiley & Sons, Inc., Class – A	71
311	Lions Gate Entertainment Corp., Class – A	8
638	Lions Gate Entertainment Corp., Class – B	15
1,253	Live Nation Entertainment, Inc.(a)	53
7,840	Omnicom Group, Inc.	570
13,640	Sirius XM Holdings, Inc.	85
3,227	The Interpublic Group of Companies, Inc.	74
15	The Madison Square Garden Co., Class – A(a)	4
80,167	The Walt Disney Co.	8,051
546	Twenty-First Century Fox, Inc.	20
199	Twenty-First Century Fox, Inc., Class – B	7

		13,539

	Metals & Mining — 0.02%
2,599	Freeport-McMoRan Copper & Gold, Inc.	46
223	Royal Gold, Inc.	19
716	Southern Copper Corp.	39
369	Steel Dynamics, Inc.	16

		120

	Multiline Retail — 0.36%
7,944	Dollar General Corp.	743
7,372	Dollar Tree, Inc.(a)	700
4,377	Kohl’s Corp.	287
1,107	Nordstrom, Inc.	54
14,690	Target Corp.	1,019

		2,803

	Oil, Gas & Consumable Fuels — 1.46%
1,044	Antero Resources Corp.(a)	21
304	Apache Corp.	12
3,084	Cabot Oil & Gas Corp.	74
1,313	Cheniere Energy, Inc.(a)	70
407	Chesapeake Energy Corp.(a)	1
42,262	Chevron Corp.	4,821
848	Cimarex Energy Co.	79
9,427	Concho Resources, Inc.(a)	1,417
342	Continental Resources, Inc.(a)	20
413	Devon Energy Corp.	13
210	Diamondback Energy, Inc.(a)	27
9,102	EOG Resources, Inc.	958
294	EQT Corp.	14
47,402	Exxon Mobil Corp.	3,537
145	Gulfport Energy Corp.(a)	1
1,489	Laredo Petroleum, Inc.(a)	13
1,939	Newfield Exploration Co.(a)	47

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (continued)
3,750	ONEOK, Inc.	$213
1,534	Parsley Energy, Inc., Class – A(a)	44
607	RSP Permian, Inc.(a)	28
1,165	The Williams Companies, Inc.	29
1,773	World Fuel Services Corp.	44

		11,483

	Personal Products — 0.62%
659	Herbalife Ltd.(a)	64
1,549	Nu Skin Enterprises, Inc., Class – A	114
31,276	The Estee Lauder Companies, Inc., Class – A	4,683

		4,861

	Pharmaceuticals — 3.14%
820	Akorn, Inc.(a)	15
71,413	Bristol-Myers Squibb Co.	4,517
32,094	Eli Lilly & Co.	2,483
40,469	Johnson & Johnson	5,186
66,240	Merck & Co., Inc.	3,608
172,181	Novo Nordisk A/S, Class – B, ADR	8,480
4,788	Zoetis, Inc.	400

		24,689

	Professional Services — 0.23%
3,893	Equifax, Inc.	459
7,965	IHS Markit Ltd.(a)	385
4,471	Robert Half International, Inc.	259
149	The Dun & Bradstreet Corp.	17
1,724	Transunion Holding Company, Inc.(a)	98
5,364	Versik Analytics, Inc., Class – A(a)	558

		1,776

	Real Estate Management & Development — 0.01%
1,272	CBRE Group, Inc., Class – A(a)	60

	Road & Rail — 1.67%
30,473	CSX Corp.	1,698
65,096	Hunt (JB) Transportation Services, Inc.	7,626
1,454	Landstar System, Inc.	159
375	Old Dominion Freight Line, Inc.	55
27,097	Union Pacific Corp.	3,643

		13,181

	Semiconductors & Semiconductor Equipment — 2.89%
8,281	Advanced Micro Devices, Inc.(a)	83
12,070	Analog Devices, Inc.	1,100
10,280	Applied Materials, Inc.	572
18,973	Broadcom Ltd.	4,471
642	Cavium, Inc.(a)	51
254	Cypress Semiconductor Corp.	4
109,964	Intel Corp.	5,726
1,520	KLA-Tencor Corp.	166
1,574	Lam Research Corp.	320
2,737	Maxim Integrated Products, Inc.	165
2,216	Microchip Technology, Inc.	202
8,026	Micron Technology, Inc.(a)	418
910	Microsemi Corp.(a)	59
24,049	NVIDIA Corp.	5,570
1,872	NXP Semiconductors N.V.(a)	219
3,857	ON Semiconductor Corp.(a)	94
635	Qorvo, Inc.(a)	45
35,069	Qualcomm, Inc.	1,943
1,784	Skyworks Solutions, Inc.	179

Shares	Security Description	Value (000)
	Semiconductors & Semiconductor Equipment (continued)
1,814	Teradyne, Inc.	$83
9,632	Texas Instruments, Inc.	1,001
2,736	Versum Materials, Inc.	103
2,339	Xilinx, Inc.	169

		22,743

	Software — 11.04%
44,989	Activision Blizzard, Inc.	3,035
30,574	Adobe Systems, Inc.(a)	6,606
2,893	ANSYS, Inc.(a)	453
908	Atlassian Corp. PLC, Class – A(a)	49
73,136	Autodesk, Inc.(a)	9,184
2,691	Cadence Design Systems, Inc.(a)	99
1,228	CDK Global, Inc.	78
5,199	Citrix Systems, Inc.(a)	482
1,982	Dell Technologies, Inc., Class – V(a)	145
2,916	Electronic Arts, Inc.(a)	354
1,434	Fortinet, Inc.(a)	77
327	Guidewire Software, Inc.(a)	26
8,686	Intuit, Inc.	1,506
637	Manhattan Associates, Inc.(a)	27
234,899	Microsoft Corp.	21,438
76,110	Oracle Corp.	3,482
1,114	PTC, Inc.(a)	87
78,380	Red Hat, Inc.(a)	11,719
131,902	Salesforce.com, Inc.(a)	15,340
66,571	SAP AG, ADR	7,001
1,652	ServiceNow, Inc.(a)	273
22,968	Splunk, Inc.(a)	2,260
1,505	SS&C Technologies Holdings, Inc.	81
6,023	Symantec Corp.	156
151	Synopsys, Inc.(a)	13
615	Tableau Software, Inc., Class – A(a)	50
1,073	Take-Two Interactive Software, Inc.(a)	105
271	The Ultimate Software Group, Inc.(a)	66
327	Tyler Technologies, Inc.(a)	69
2,596	VMware, Inc., Class – A(a)	315
19,370	Workday, Inc., Class – A(a)	2,462

		87,038

	Specialty Retail — 4.29%
1,575	Aaron’s, Inc.	73
1,892	Advance Auto Parts, Inc.	224
920	AutoZone, Inc.(a)	597
4,161	Bed Bath & Beyond, Inc.	87
6,999	Best Buy Co., Inc.	490
376	Burlington Stores, Inc.(a)	50
1,786	CarMax, Inc.(a)	111
2,827	Dick’s Sporting Goods, Inc.	99
234	Floor & Decor Holdings, Inc.(a)	12
200	Foot Locker, Inc.	9
2,565	GameStop Corp., Class – A	32
5,909	Gap, Inc.	184
416	L Brands, Inc.	16
85,943	Lowe’s Companies, Inc.	7,542
842	Michaels Companies, Inc. The(a)	17
3,084	O’Reilly Automotive, Inc.(a)	763
13,167	Ross Stores, Inc.	1,027
555	Sally Beauty Holdings, Inc.(a)	9
33,402	The Home Depot, Inc.	5,954
109,225	The TJX Cos., Inc.	8,909
2,601	Tiffany & Co.	254
1,256	Tractor Supply Co.	79

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Specialty Retail (continued)
35,022	Ulta Salon, Cosmetics & Fragrance, Inc.(a)	$7,154
2,136	Urban Outfitters, Inc.(a)	79
236	Williams-Sonoma, Inc.	12

		33,783

	Technology Hardware, Storage & Peripherals — 2.99%
139,050	Apple, Inc.	23,331
1,145	NCR Corp.(a)	36
2,245	NetApp, Inc.	138
426	Western Digital Corp.	39

		23,544

	Textiles, Apparel & Luxury Goods — 2.37%
1,715	Carter’s, Inc.	179
3,539	Hanesbrands, Inc.	65
63,291	Kering, ADR	3,044
3,488	Lululemon Athletica, Inc.(a)	311
4,308	Michael Kors Holdings Ltd.(a)	267
200,956	NIKE, Inc., Class – B	13,352
1,462	Ralph Lauren Corp.	163
611	Skechers USA, Inc., Class – A(a)	24
6,792	Tapestry, Inc.	357
5,686	Under Armour, Inc., Class – A^(a)	93
5,745	Under Armour, Inc., Class – C(a)	82
10,165	V.F. Corp.	753

		18,690

	Tobacco — 0.68%
18,593	Altria Group, Inc.	1,159
9,903	British American Tobacco PLC, ADR	571
36,785	Philip Morris International, Inc.	3,656

		5,386

	Trading Companies & Distributors — 0.19%
106	Air Lease Corp.	5
9,541	Fastenal Co.	521
1,918	HD Supply Holdings, Inc.(a)	73
1,298	MSC Industrial Direct Co., Inc., Class – A	119
2,638	NOW, Inc.(a)	27
818	United Rentals, Inc.(a)	141
1,119	Univar, Inc.(a)	31
1,899	W.W. Grainger, Inc.	535
286	Watsco, Inc.	52

		1,504

	Wireless Telecommunication Services — 0.01%
1,783	T-Mobile USA, Inc.(a)	109

	Total Common Stocks	757,353

Principal Amount (000)	Security Description	Value (000)
	U.S. Treasury Obligation — 0.00%
$20	U.S. Treasury Bill, 1.62%, 6/7/18(b)(c)	$20

	Total U.S. Treasury Obligation	20

	Time Deposit — 0.72%
5,640	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.46%, 4/2/18	5,640

	Total Time Deposit	5,640

Shares
	Mutual Funds — 3.22%
2,568,716	Federated Treasury Obligations Fund, Institutional Shares, 1.49%^^(d)	2,569
22,764,171	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.50%(d)	22,764

	Total Mutual Funds	25,333

Principal Amount (000)
	Repurchase Agreement — 0.57%
$4,483	Jefferies LLC, 1.80%, 4/2/18 (Purchased on 3/29/18, proceeds at maturity $4,483,792 collateralized by U.S. Treasury Obligations, 0.71% – 3.05%, 1/15/28 – 5/15/47 fair value $4,572,553)^^	4,483

	Total Repurchase Agreement	4,483

	Total Investments (cost $470,978) — 100.64%	792,829
	Liabilities in excess of other assets — (0.64)%	(5,035)

	Net Assets — 100.00%	$787,794

^	All or part of this security was on loan as of March 31, 2018. The total value of securities on loan as of March 31, 2018, was $16,480 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2018.

(a)	Represents non-income producing security.

(b)	Rate disclosed represents effective yield at purchase.

(c)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.

(d)	The rate disclosed is the rate in effect on March 31, 2018.

ADR — American Depositary Receipt

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (concluded) — March 31, 2018 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Growth Equity Portfolio	Jennison Associates, LLC	Mellon Capital Management Corporation*	Parametric Portfolio Associates, LLC	Sustainable Growth Advisers, LP	HC Capital Solutions	Total
Common Stocks	24.73%	41.35%	—	30.05%	—	96.13%
U.S. Treasury Obligation	—	0.00%	—	—	—	0.00%
Time Deposit	0.12%	—	—	0.60%	—	0.72%
Mutual Funds	0.32%	0.46%	2.09%	—	0.35%	3.22%
Repurchase Agreement	0.56%	0.01%	—	—	—	0.57%
Other Assets (Liabilities)	-0.75%	0.04%	0.04%	0.03%	0.00%	-0.64%

Total Net Assets	24.98%	41.86%	2.13%	30.68%	0.35%	100.00%

*	Part of BNY Mellon Asset Management North America Corporation

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2018.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
E-Mini NASDAQ 100 Future	34	6/15/18	$4,760	$4,484	$(276)
E-Mini S&P 500 Future	51	6/15/18	7,005	6,739	(265)
E-Mini S&P Midcap 400 Future	5	6/15/18	977	942	(36)

			$12,742	$12,165	$(577)

	Total Unrealized Appreciation				$—
	Total Unrealized Depreciation				(577)

	Total Net Unrealized Appreciation/(Depreciation)				$(577)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 94.27%
	Aerospace & Defense — 3.25%
3,275	BWX Technologies, Inc.	$208
14,353	General Dynamics Corp.	3,171
1,066	HEICO Corp.	93
2,103	HEICO Corp., Class – A	149
2,082	Hexcel Corp.	134
1,318	Huntington Ingalls Industries, Inc.	340
3,152	L3 Technologies, Inc.	656
18,232	Lockheed Martin Corp.	6,161
5,690	Northrop Grumman Corp.	1,986
15,526	Raytheon Co.	3,351
10,842	Rockwell Collins, Inc.	1,462
43,806	The Boeing Co.	14,363
1,707	TransDigm Group, Inc.	524
31,952	United Technologies Corp.	4,020

		36,618

	Air Freight & Logistics — 0.59%
10,491	C.H. Robinson Worldwide, Inc.	983
11,685	Expeditors International of Washington, Inc.	740
8,733	FedEx Corp.	2,097
24,338	United Parcel Service, Inc., Class – B	2,547
3,049	XPO Logistics, Inc.(a)	310

		6,677

	Airlines — 0.16%
3,462	Alaska Air Group, Inc.	215
6,614	American Airlines Group, Inc.	344
90	Copa Holdings SA, Class – A	12
19,444	Southwest Airlines Co.	1,113
2,983	Spirit Airlines, Inc.(a)	113

		1,797

	Auto Components — 0.14%
9,450	Aptiv PLC	803
755	BorgWarner, Inc.	38
3,120	Delphi Technologies PLC	149
6,287	Gentex Corp.	145
1,955	Lear Corp.	364
1,090	Visteon Corp.(a)	120

		1,619

	Automobiles — 0.46%
4,287	Harley-Davidson, Inc.	184
17,938	Tesla Motors, Inc.^(a)	4,773
1,724	Thor Industries, Inc.	199

		5,156

	Banks — 0.92%
1,933	Bank of the Ozarks, Inc.	93
12,112	Citizens Financial Group, Inc.	508
2,258	Cullen/Frost Bankers, Inc.	240
300	East West Bancorp, Inc.	19
10,044	First Republic Bank	930
56,615	JPMorgan Chase & Co.	6,226
762	Pinnacle Financial Partners, Inc.	49
11,049	PNC Financial Services Group, Inc.	1,671
1,113	Signature Bank(a)	158
1,372	SVB Financial Group(a)	329
1,920	Western Alliance Bancorp(a)	112

		10,335

Shares	Security Description	Value (000)
	Beverages — 2.72%
1,781	Brown-Forman Corp., Class – A	$95
21,944	Brown-Forman Corp., Class – B	1,194
5,707	Constellation Brands, Inc., Class – A	1,301
13,632	Dr. Pepper Snapple Group, Inc.	1,614
81,494	Monster Beverage Corp.(a)	4,662
100,475	PepsiCo, Inc.	10,966
247,448	The Coca-Cola Co.	10,747

		30,579

	Biotechnology — 3.39%
76,866	AbbVie, Inc.	7,276
3,422	Acadia Pharmaceuticals, Inc.(a)	77
1,593	Agios Pharmaceuticals, Inc.(a)	130
32,734	Alexion Pharmaceuticals, Inc.(a)	3,649
5,381	Alkermes PLC(a)	312
2,672	Alnylam Pharmaceuticals, Inc.(a)	318
36,869	Amgen, Inc.	6,285
7,032	Biogen Idec, Inc.(a)	1,926
38,978	BioMarin Pharmaceutical, Inc.(a)	3,160
62,554	Celgene Corp.(a)	5,580
10,211	Exelixis, Inc.(a)	226
32,815	Gilead Sciences, Inc.	2,474
6,129	Incyte Corp.(a)	511
619	Intercept Pharmaceuticals, Inc.(a)	38
1,617	Intrexon Corp.(a)	25
4,314	Ionis Pharmaceuticals, Inc.(a)	190
3,094	Neurocrine Biosciences, Inc.(a)	257
908	OPKO Health, Inc.(a)	3
2,805	Regeneron Pharmaceuticals, Inc.(a)	966
3,677	Seattle Genetics, Inc.(a)	192
1,292	Tesaro, Inc.(a)	74
27,454	Vertex Pharmaceuticals, Inc.(a)	4,474

		38,143

	Building Products — 0.14%
5,031	A.O. Smith Corp.	320
3,334	Allegion PLC	284
1,536	Armstrong World Industries, Inc.(a)	86
4,931	Fortune Brands Home & Security, Inc.	290
1,242	Lennox International, Inc.	254
7,140	Masco Corp.	289

		1,523

	Capital Markets — 2.46%
4,694	Ameriprise Financial, Inc.	694
2,067	BGC Partners, Inc., Class – A	28
7,112	CBOE Holdings, Inc.	811
12,202	CME Group, Inc.	1,974
3,976	Eaton Vance Corp.	221
3,055	FactSet Research Systems, Inc.	609
4,705	Federated Investors, Inc., Class – B	157
15,081	Franklin Resources, Inc.	523
19,551	Goldman Sachs Group, Inc.	4,924
9,686	IntercontinentalExchange Group, Inc.	702
2,055	Invesco Ltd.	66
3,691	Lazard Ltd., Class – A	194
681	Legg Mason, Inc.	28
3,082	LPL Financial Holdings, Inc.	188
1,282	MarketAxess Holdings, Inc.	279
5,863	Moody’s Corp.	946
50,412	Morgan Stanley	2,720
1,392	Morningstar, Inc.	133
3,137	MSCI, Inc. Common	469
1,175	Raymond James Financial, Inc.	105

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Markets (continued)
36,062	S&P Global, Inc.	$6,891
10,046	SEI Investments Co.	753
656	State Street Corp.	65
11,282	T. Rowe Price Group, Inc.	1,218
19,666	TD Ameritrade Holding Corp.	1,165
33,226	The Charles Schwab Corp.	1,735
3,403	Waddell & Reed Financial, Inc., Class – A	69

		27,667

	Chemicals — 1.78%
8,191	Air Products & Chemicals, Inc.	1,303
24,802	Albemarle Corp.	2,300
7,427	Axalta Coating Systems Ltd.(a)	224
2,831	Celanese Corp., Series A	284
39,279	DowDuPont, Inc.	2,502
19,256	Ecolab, Inc.	2,639
4,725	FMC Corp.	362
3,388	Huntsman Corp.	99
5,928	International Flavors & Fragrances, Inc.	812
4,998	LyondellBasell Industries N.V., Class – A	528
15,471	Monsanto Co.	1,805
239	NewMarket Corp.	96
3,503	Platform Specialty Products Corp.(a)	34
8,411	PPG Industries, Inc.	939
19,902	Praxair, Inc.	2,871
4,196	RPM International, Inc.	200
6,460	The Chemours Co.	315
1,350	The Scotts Miracle-Gro Co.	116
5,984	The Sherwin-Williams Co.	2,346
2,378	W.R. Grace & Co.	146
619	Westlake Chemical Corp.	69

		19,990

	Commercial Services & Supplies — 0.39%
2,359	ADT, Inc.	19
6,694	Cintas Corp.	1,141
1,282	Clean Harbors, Inc.(a)	63
16,330	Copart, Inc.(a)	832
4,725	KAR Auction Services, Inc.	256
7,225	Rollins, Inc.	369
3,427	Stericycle, Inc.(a)	201
7,187	Waste Connections, Inc.	515
12,662	Waste Management, Inc.	1,064

		4,460

	Communications Equipment — 1.05%
3,269	Arista Networks, Inc.(a)	835
198,366	Cisco Systems, Inc.	8,508
3,328	Commscope Holding, Inc.(a)	133
4,994	F5 Networks, Inc.(a)	722
5,847	Harris Corp.	943
534	Motorola Solutions, Inc.	56
3,140	Palo Alto Networks, Inc.(a)	570

		11,767

	Construction & Engineering — 0.06%
5,721	Fluor Corp.	327
5,194	Jacobs Engineering Group, Inc.	307
1,304	Quanta Services, Inc.(a)	45

		679

	Construction Materials — 0.10%
1,638	Eagle Materials, Inc., Class – A	169
2,007	Martin Marietta Materials, Inc.	416

Shares	Security Description	Value (000)
	Construction Materials (continued)
4,319	Vulcan Materials Co.	$493

		1,078

	Consumer Finance — 0.12%
1,059	Capital One Financial Corp.	101
353	Credit Acceptance Corp.(a)	117
32,216	Synchrony Financial	1,080

		1,298

	Containers & Packaging — 0.26%
3,034	AptarGroup, Inc.	273
419	Ardagh Group SA	8
2,914	Avery Dennison Corp.	310
6,696	Ball Corp.	266
4,586	Berry Plastics Group, Inc.(a)	251
3,152	Crown Holdings, Inc.(a)	160
7,594	Graphic Packaging Holding Co.	117
13,213	International Paper Co.	705
4,429	Owens-Illinois, Inc.(a)	96
3,299	Packaging Corporation of America	372
3,198	Sealed Air Corp.	137
2,580	Silgan Holdings	72
4,087	Sonoco Products Co.	198

		2,965

	Distributors — 0.12%
7,690	Genuine Parts Co.	691
13,433	LKQ Corp.(a)	510
1,363	Pool Corp.	199

		1,400

	Diversified Consumer Services — 0.06%
1,871	Bright Horizons Family Solutions, Inc.(a)	187
1,100	H&R Block, Inc.	28
6,250	Service Corporation International	236
4,695	ServiceMaster Global Holdings, Inc.(a)	238

		689

	Diversified Financial Services — 0.01%
2,667	Leucadia National Corp.	61
357	Voya Financial, Inc.	18

		79

	Diversified Telecommunication Services — 0.33%
73,291	Verizon Communications, Inc.	3,505
6,496	Zayo Group Holdings, Inc.(a)	222

		3,727

	Electrical Equipment — 0.38%
999	Acuity Brands, Inc.	139
10,646	AMETEK, Inc.	809
29,128	Emerson Electric Co.	1,989
3,595	Hubbell, Inc.	438
4,531	Rockwell Automation, Inc.	789
2,996	Sensata Technologies Holding PLC(a)	155

		4,319

	Electronic Equipment, Instruments & Components — 0.42%
22,482	Amphenol Corp., Class – A	1,937
5,277	CDW Corporation of Delaware	371
5,801	Cognex Corp.	302
853	Coherent, Inc.(a)	160
1,726	Corning, Inc.	48

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electronic Equipment, Instruments & Components (continued)
1,989	Dolby Laboratories, Inc., Class – A	$126
8,286	FLIR Systems, Inc.	414
1,256	IPG Photonics Corp.(a)	293
7,541	National Instruments Corp.	381
6,819	Trimble Navigation Ltd.(a)	245
1,452	Universal Display Corp.	147
1,827	Zebra Technologies Corp., Class – A(a)	254

		4,678

	Energy Equipment & Services — 0.41%
1,605	Dril-Quip, Inc.(a)	72
1,432	Franks International N.V.	8
20,656	Halliburton Co.	970
4,023	Helmerich & Payne, Inc.	268
15,187	National Oilwell Varco, Inc.	559
4,045	Oceaneering International, Inc.	75
1,847	RPC, Inc.	33
36,562	Schlumberger Ltd.	2,368
9,525	TechnipFMC PLC	281

		4,634

	Equity Real Estate Investment Trusts — 0.96%
14,894	American Tower Corp.	2,165
807	Boston Properties, Inc.	99
4,782	CoreCivic, Inc.	93
1,183	Coresite Realty Corp.	119
14,177	Crown Castle International Corp.	1,554
4,263	CubeSmart	120
2,763	CyrusOne, Inc.	141
5,500	Digital Realty Trust, Inc.	580
4,495	Douglas Emmett, Inc.	165
2,745	Equinix, Inc.	1,148
2,900	Equity Lifestyle Properties, Inc.	255
3,609	Extra Space Storage, Inc.	315
984	Federal Realty Investment Trust	114
2,245	Gaming & Leisure Properties, Inc.	75
550	Hudson Pacific Property, Inc.	18
8,611	Iron Mountain, Inc.	283
2,587	Lamar Advertising Co., Class – A	165
759	Outfront Media, Inc.	14
5,219	Public Storage	1,046
4,105	SBA Communications Corp.(a)	702
9,934	Simon Property Group, Inc.	1,533
214	Tanger Factory Outlet Centers, Inc.	5
1,017	Taubman Centers, Inc.	58
1,746	VICI Properties, Inc.	32

		10,799

	Food & Staples Retailing — 2.19%
57,784	Costco Wholesale Corp.	10,888
43,828	CVS Caremark Corp.	2,727
17,127	Rite Aid Corp.(a)	29
10,899	Sprouts Farmers Market, Inc.(a)	256
39,757	Sysco Corp.	2,384
16,810	The Kroger Co.	402
38,832	Walgreens Boots Alliance, Inc.	2,542
60,988	Wal-Mart Stores, Inc.	5,426

		24,654

	Food Products — 0.44%
3,260	Blue Buffalo Pet Products, Inc.(a)	130
11,064	Campbell Soup Co.	479
7,039	Flowers Foods, Inc.	154

Shares	Security Description	Value (000)
	Food Products (continued)
14,276	General Mills, Inc.	$643
9,900	Hershey Co.	981
10,240	Hormel Foods Corp.	351
7,958	Kellogg Co.	517
1,176	Lamb Weston Holding, Inc.	68
9,095	McCormick & Company, Inc.	968
1,633	Pilgrim’s Pride Corp.(a)	40
4,550	The J.M. Smucker Co.	564
567	TreeHouse Foods, Inc.(a)	22

		4,917

	Health Care Equipment & Supplies — 3.06%
66,939	Abbott Laboratories	4,011
1,448	Abiomed, Inc.(a)	421
2,802	Align Technology, Inc.(a)	704
22,460	Baxter International, Inc.	1,461
18,791	Becton, Dickinson & Co.	4,073
48,275	Boston Scientific Corp.(a)	1,319
22,916	Danaher Corp.	2,244
9,288	Dentsply Sirona, Inc.	467
2,988	Dexcom, Inc.(a)	222
15,669	Edwards Lifesciences Corp.(a)	2,186
2,149	Hill-Rom Holdings, Inc.	187
5,466	Hologic, Inc.(a)	204
8,846	IDEXX Laboratories, Inc.(a)	1,693
8,191	Intuitive Surgical, Inc.(a)	3,381
58,483	Medtronic PLC	4,692
10,322	ResMed, Inc.	1,016
24,872	Stryker Corp.	4,002
255	Teleflex, Inc.	65
1,314	The Cooper Companies, Inc.	301
1,623	Varex Imaging Corp.(a)	58
7,103	Varian Medical Systems, Inc.(a)	871
2,559	West Pharmaceutical Services, Inc.	226
6,543	Zimmer Holdings, Inc.	713

		34,517

	Health Care Providers & Services — 2.89%
17,113	Aetna, Inc.	2,892
5,611	AmerisourceBergen Corp.	484
10,209	Anthem, Inc.	2,243
747	Centene Corp.(a)	80
7,302	CIGNA Corp.	1,225
27,359	Express Scripts Holding Co.(a)	1,890
699	HCA Holdings, Inc.	68
11,981	Henry Schein, Inc.(a)	805
4,560	Humana, Inc.	1,226
3,850	Laboratory Corporation of America Holdings(a)	623
241	LifePoint Hospitals, Inc., Class – A(a)	11
9,726	McKesson Corp.	1,370
3,747	MEDNAX, Inc.(a)	208
3,688	Patterson Companies, Inc.	82
532	Premier, Inc., Class – A(a)	17
5,494	Quest Diagnostics, Inc.	551
84,443	UnitedHealth Group, Inc.	18,071
3,532	Universal Health Services, Inc., Class – B	418
1,432	WellCare Health Plans, Inc.(a)	277

		32,541

	Health Care Technology — 0.18%
1,378	athenahealth, Inc.(a)	197
22,156	Cerner Corp.(a)	1,285

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Technology (continued)
6,858	Veeva Systems, Inc.(a)	$501

		1,983

	Hotels, Restaurants & Leisure — 3.36%
3,603	Aramark	143
2,052	Chipotle Mexican Grill, Inc.(a)	663
2,610	Choice Hotels International, Inc.	209
4,401	Darden Restaurants, Inc.	375
1,541	Domino’s Pizza, Inc.	360
3,150	Dunkin’ Brands Group, Inc.	188
3,744	Extended Stay America, Inc.	74
3,185	Hilton Grand Vacations(a)	137
6,661	Hilton Worldwide Holdings, Inc.	525
12,738	Las Vegas Sands Corp.	916
57,397	Marriott International, Inc., Class – A	7,805
97,783	McDonald’s Corp.	15,291
1,265	MGM Resorts International	44
2,298	Six Flags Entertainment Corp.	143
106,440	Starbucks Corp.	6,162
6,345	The Wendy’s Co.	111
1,415	Vail Resorts, Inc.	314
3,504	Wyndham Worldwide Corp.	401
2,821	Wynn Resorts Ltd.	514
26,642	Yum China Holdings, Inc.	1,106
27,323	YUM! Brands, Inc.	2,326

		37,807

	Household Durables — 0.13%
6,557	D.R. Horton, Inc.	288
4,866	Garmin Ltd.	287
3,707	Leggett & Platt, Inc.	164
135	Mohawk Industries, Inc.(a)	31
114	NVR, Inc.(a)	320
2,589	PulteGroup, Inc.	76
616	Tempur Sealy International, Inc.(a)	28
2,340	Toll Brothers, Inc.	101
1,763	Tupperware Brands Corp.	85
191	Whirlpool Corp.	29

		1,409

	Household Products — 1.30%
18,836	Church & Dwight Co., Inc.	949
39,418	Colgate-Palmolive Co.	2,825
2,060	Energizer Holdings, Inc.	123
24,464	Kimberly-Clark Corp.	2,694
841	Spectrum Brands Holdings, Inc.	87
8,875	The Clorox Co.	1,181
84,713	The Procter & Gamble Co.	6,717

		14,576

	Independent Power & Renewable Electricity Producers — 0.01%
2,051	NRG Energy, Inc., Class – C	63

	Industrial Conglomerates — 1.34%
44,903	3M Co.	9,856
2,641	Carlisle Companies, Inc.	276
53,452	General Electric Co.	721
15,478	Honeywell International, Inc.	2,237
7,259	Roper Industries, Inc.	2,038

		15,128

	Insurance — 0.81%
3,477	Allstate Corp.	330

Shares	Security Description	Value (000)
	Insurance (continued)
3,815	American International Group, Inc.	$208
19,667	Aon PLC	2,760
570	Arch Capital Group Ltd.(a)	49
4,313	Arthur J. Gallagher & Co.	296
642	Aspen Insurance Holdings Ltd.	29
369	Assurant, Inc.	34
9,468	Brown & Brown, Inc.	241
630	Erie Indemnity Co., Class – A	74
38,631	Marsh & McLennan Companies, Inc.	3,190
110	RenaissanceRe Holdings Ltd.	15
20,439	The Progressive Corp.	1,245
4,868	Torchmark Corp.	410
2,796	XL Group Ltd.	155

		9,036

	Internet & Direct Marketing Retail — 5.48%
24,663	Amazon.com, Inc.(a)	35,697
3,562	Booking Holdings, Inc.(a)	7,410
4,334	Expedia, Inc.	479
390	Liberty Expedia Holdings, Class – A(a)	15
9,581	Liberty Interactive Corp., QVC Group, Class – G(a)	241
59,632	Netflix, Inc.(a)	17,612
6,478	TripAdvisor, Inc.(a)	265
1,337	Wayfair, Inc., Class – A(a)	90

		61,809

	Internet Software & Services — 7.92%
58,800	Alibaba Group Holding Ltd., ADR(a)	10,792
25,443	Alphabet, Inc., Class – A(a)	26,388
17,170	Alphabet, Inc., Class – C(a)	17,716
1,251	CoStar Group, Inc.(a)	454
135,381	Facebook, Inc., Class – A(a)	21,633
4,393	GoDaddy, Inc., Class – A(a)	270
2,463	Interactive Corp.(a)	385
2,265	LogMeln, Inc.	262
1,270	Match Group, Inc.(a)	56
8,375	Pandora Media, Inc.(a)	42
198,125	Tencent Holdings Ltd., ADR	10,558
1,487	Twitter, Inc.(a)	43
3,011	VeriSign, Inc.(a)	357
1,301	Zillow Group, Inc., Class – A(a)	70
2,610	Zillow Group, Inc., Class – C(a)	140

		89,166

	IT Services — 8.36%
46,032	Accenture PLC, Class – A	7,066
1,741	Alliance Data Systems Corp.	371
5,988	Amdocs Ltd.	400
33,823	Automatic Data Processing, Inc.	3,838
4,426	Black Knight, Inc.(a)	208
4,675	Booz Allen Hamilton Holding Corp.	181
8,766	Broadridge Financial Solutions, Inc.	962
43,977	Cognizant Technology Solutions Corp.	3,540
1,686	CoreLogic, Inc.(a)	76
5,657	CSRA, Inc.	233
205	DST Systems, Inc.	17
9,984	DXC Technology Co.	1,004
1,751	Euronet Worldwide, Inc.(a)	138
6,602	Fidelity National Information Services, Inc.	636
16,605	First Data Corp.(a)	266
14,675	Fiserv, Inc.(a)	1,046
6,698	FleetCor Technologies, Inc.(a)	1,356
3,094	Gartner Group, Inc.(a)	364

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Services (continued)
5,313	Genpact Ltd.	$170
10,446	Global Payments, Inc.	1,165
56,017	International Business Machines Corp.	8,595
5,868	Jack Henry & Associates, Inc.	710
122,294	MasterCard, Inc., Class – A	21,421
23,819	Paychex, Inc.	1,467
144,074	PayPal Holdings, Inc.(a)	10,931
6,019	Sabre Corp.	129
8,580	Square, Inc., Class – A(a)	422
895	Switch, Inc., Class – A	14
5,533	Teradata Corp.(a)	219
12,716	Total System Services, Inc.	1,097
203,242	Visa, Inc., Class – A	24,312
36,011	Western Union Co.	692
1,093	WEX, Inc.(a)	171
10,118	Worldpay, Inc., Class – A(a)	832

		94,049

	Leisure Products — 0.09%
2,483	Brunswick Corp.	147
3,006	Hasbro, Inc.	253
2,250	Mattel, Inc.	30
4,848	Polaris Industries, Inc.	556

		986

	Life Sciences Tools & Services — 1.08%
2,741	Agilent Technologies, Inc.	183
2,836	Bio-Techne Corp.	428
1,277	Bruker Biosciences Corp.	38
1,644	Charles River Laboratories International, Inc.(a)	175
17,297	Illumina, Inc.(a)	4,089
3,686	IQVIA Holdings, Inc.(a)	362
1,953	Mettler-Toledo International, Inc.(a)	1,123
723	PerkinElmer, Inc.	55
2,554	Qiagen N.V.(a)	83
21,632	Thermo Electron Corp.	4,467
5,850	Waters Corp.(a)	1,162

		12,165

	Machinery — 2.13%
4,348	Allison Transmission Holdings, Inc.	170
37,725	Caterpillar, Inc.	5,559
1,994	Crane Co.	185
1,766	Cummins, Inc.	286
11,401	Deere & Co.	1,771
9,834	Donaldson Company, Inc.	443
6,888	Dover Corp.	677
21,258	Fortive Corp.	1,648
2,571	Gardner Denver Holdings, Inc.(a)	79
1,200	Gates Industrial Corp. PLC(a)	21
5,838	Graco, Inc.	267
5,535	IDEX Corp.	789
22,251	Illinois Tool Works, Inc.	3,486
4,424	Ingersoll-Rand PLC	378
2,053	Lincoln Electric Holdings, Inc.	185
2,010	Nordson, Inc.	274
28,893	Parker Hannifin Corp.	4,942
2,503	Snap-on, Inc.	369
544	Stanley Black & Decker, Inc.	83
4,284	The Middleby Corp.(a)	530
3,684	The Toro Co.	230
1,769	WABCO Holdings, Inc.(a)	237
4,924	Wabtec Corp.	401

Shares	Security Description	Value (000)
	Machinery (continued)
4,479	Welbilt, Inc.(a)	$87
10,223	Xylem, Inc.	786

		23,883

	Marine — 0.02%
2,280	Kirby Corp.(a)	175

	Media — 1.51%
1,708	AMC Networks, Inc.(a)	88
163	Cable One, Inc.	112
11,773	CBS Corp., Class – B	605
15,047	Charter Communications, Inc., Class – A(a)	4,683
151,462	Comcast Corp., Class – A	5,175
5,669	Discovery Communications, Inc., Class – C(a)	111
5,952	Dish Network Corp.(a)	226
538	GCI Liberty, Inc., Class – A(a)	28
1,886	John Wiley & Sons, Inc., Class – A	120
1,172	Lions Gate Entertainment Corp., Class – A	30
2,310	Lions Gate Entertainment Corp., Class – B	56
4,678	Live Nation Entertainment, Inc.(a)	197
17,542	Omnicom Group, Inc.	1,275
47,083	Sirius XM Holdings, Inc.	294
11,460	The Interpublic Group of Companies, Inc.	264
60	The Madison Square Garden Co., Class – A(a)	15
36,246	The Walt Disney Co.	3,641
1,854	Twenty-First Century Fox, Inc.	68
773	Twenty-First Century Fox, Inc., Class – B	28

		17,016

	Metals & Mining — 0.04%
9,375	Freeport-McMoRan Copper & Gold, Inc.	165
839	Royal Gold, Inc.	72
2,596	Southern Copper Corp.	141
1,020	Steel Dynamics, Inc.	45

		423

	Multiline Retail — 0.48%
15,243	Dollar General Corp.	1,426
16,543	Dollar Tree, Inc.(a)	1,570
7,336	Kohl’s Corp.	481
4,083	Nordstrom, Inc.	198
24,568	Target Corp.	1,705

		5,380

	Oil, Gas & Consumable Fuels — 1.81%
3,960	Antero Resources Corp.(a)	79
683	Apache Corp.	26
11,351	Cabot Oil & Gas Corp.	272
4,720	Cheniere Energy, Inc.(a)	252
2,602	Chesapeake Energy Corp.(a)	8
68,903	Chevron Corp.	7,857
3,059	Cimarex Energy Co.	286
13,087	Concho Resources, Inc.(a)	1,967
1,335	Continental Resources, Inc.(a)	79
1,313	Devon Energy Corp.	42
777	Diamondback Energy, Inc.(a)	98
19,137	EOG Resources, Inc.	2,015
1,153	EQT Corp.	55
79,276	Exxon Mobil Corp.	5,914
695	Gulfport Energy Corp.(a)	7
5,628	Laredo Petroleum, Inc.(a)	49
6,950	Newfield Exploration Co.(a)	170

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (continued)
13,628	ONEOK, Inc.	$776
5,388	Parsley Energy, Inc., Class – A(a)	156
2,301	RSP Permian, Inc.(a)	108
4,219	The Williams Companies, Inc.	105
2,996	World Fuel Services Corp.	74

		20,395

	Personal Products — 0.70%
2,240	Herbalife Ltd.(a)	218
2,864	Nu Skin Enterprises, Inc., Class – A	211
49,582	The Estee Lauder Companies, Inc., Class – A	7,424

		7,853

	Pharmaceuticals — 2.68%
2,954	Akorn, Inc.(a)	55
117,354	Bristol-Myers Squibb Co.	7,423
72,418	Eli Lilly & Co.	5,603
73,998	Johnson & Johnson	9,483
113,616	Merck & Co., Inc.	6,189
17,344	Zoetis, Inc.	1,448

		30,201

	Professional Services — 0.36%
8,820	Equifax, Inc.	1,039
17,453	IHS Markit Ltd.(a)	841
9,743	Robert Half International, Inc.	564
508	The Dun & Bradstreet Corp.	59
6,353	Transunion Holding Company, Inc.(a)	361
11,867	Versik Analytics, Inc., Class – A(a)	1,234

		4,098

	Real Estate Management & Development — 0.02%
4,508	CBRE Group, Inc., Class – A(a)	213

	Road & Rail — 1.15%
65,660	CSX Corp.	3,658
6,624	Hunt (JB) Transportation Services, Inc.	776
3,246	Landstar System, Inc.	356
1,329	Old Dominion Freight Line, Inc.	195
59,027	Union Pacific Corp.	7,935

		12,920

	Semiconductors & Semiconductor Equipment — 4.28%
29,754	Advanced Micro Devices, Inc.(a)	299
27,316	Analog Devices, Inc.	2,489
37,160	Applied Materials, Inc.	2,066
35,134	Broadcom Ltd.	8,280
2,343	Cavium, Inc.(a)	186
956	Cypress Semiconductor Corp.	16
183,908	Intel Corp.	9,579
5,536	KLA-Tencor Corp.	603
5,747	Lam Research Corp.	1,168
9,923	Maxim Integrated Products, Inc.	598
8,035	Microchip Technology, Inc.	734
29,093	Micron Technology, Inc.(a)	1,517
3,327	Microsemi Corp.(a)	215
46,081	NVIDIA Corp.	10,673
6,697	NXP Semiconductors N.V.(a)	783
13,914	ON Semiconductor Corp.(a)	340
2,302	Qorvo, Inc.(a)	162
58,860	Qualcomm, Inc.	3,261
6,434	Skyworks Solutions, Inc.	645
6,390	Teradyne, Inc.	292

Shares	Security Description	Value (000)
	Semiconductors & Semiconductor Equipment (continued)
34,828	Texas Instruments, Inc.	$3,618
4,696	Versum Materials, Inc.	177
8,506	Xilinx, Inc.	614

		48,315

	Software — 9.45%
78,575	Activision Blizzard, Inc.	5,301
53,192	Adobe Systems, Inc.(a)	11,493
6,474	ANSYS, Inc.(a)	1,014
3,246	Atlassian Corp. PLC, Class – A(a)	175
6,019	Autodesk, Inc.(a)	756
9,791	Cadence Design Systems, Inc.(a)	360
4,373	CDK Global, Inc.	277
11,593	Citrix Systems, Inc.(a)	1,076
7,056	Dell Technologies, Inc., Class – V(a)	517
10,577	Electronic Arts, Inc.(a)	1,282
5,089	Fortinet, Inc.(a)	273
1,032	Guidewire Software, Inc.(a)	83
19,199	Intuit, Inc.	3,328
2,355	Manhattan Associates, Inc.(a)	99
503,880	Microsoft Corp.	45,988
131,845	Oracle Corp.	6,032
4,052	PTC, Inc.(a)	316
45,615	Red Hat, Inc.(a)	6,820
88,966	Salesforce.com, Inc.(a)	10,347
5,999	ServiceNow, Inc.(a)	993
34,983	Splunk, Inc.(a)	3,442
5,537	SS&C Technologies Holdings, Inc.	297
21,885	Symantec Corp.	566
399	Synopsys, Inc.(a)	33
2,236	Tableau Software, Inc., Class – A(a)	181
3,940	Take-Two Interactive Software, Inc.(a)	385
994	The Ultimate Software Group, Inc.(a)	242
1,220	Tyler Technologies, Inc.(a)	257
5,567	VMware, Inc., Class – A(a)	675
29,637	Workday, Inc., Class – A(a)	3,767

		106,375

	Specialty Retail — 2.60%
2,661	Aaron’s, Inc.	124
3,570	Advance Auto Parts, Inc.	423
1,993	AutoZone, Inc.(a)	1,293
7,005	Bed Bath & Beyond, Inc.	147
11,771	Best Buy Co., Inc.	824
1,344	Burlington Stores, Inc.(a)	179
6,373	CarMax, Inc.(a)	395
5,950	Dick’s Sporting Goods, Inc.	209
1,021	Floor & Decor Holdings, Inc.(a)	53
328	Foot Locker, Inc.	15
4,305	GameStop Corp., Class – A^	54
10,181	Gap, Inc.	318
1,335	L Brands, Inc.	51
29,400	Lowe’s Companies, Inc.	2,580
2,962	Michaels Companies, Inc. The(a)	58
6,766	O’Reilly Automotive, Inc.(a)	1,674
29,191	Ross Stores, Inc.	2,276
1,489	Sally Beauty Holdings, Inc.(a)	24
72,017	The Home Depot, Inc.	12,837
48,582	The TJX Cos., Inc.	3,962
4,373	Tiffany & Co.	427
4,394	Tractor Supply Co.	277
4,549	Ulta Salon, Cosmetics & Fragrance, Inc.(a)	929
3,601	Urban Outfitters, Inc.(a)	133

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Specialty Retail (continued)
565	Williams-Sonoma, Inc.	$30

		29,292

	Technology Hardware, Storage & Peripherals — 4.73%
312,369	Apple, Inc.	52,409
4,208	NCR Corp.(a)	133
8,075	NetApp, Inc.	498
1,481	Western Digital Corp.	137

		53,177

	Textiles, Apparel & Luxury Goods — 1.59%
3,769	Carter’s, Inc.	392
1,767	Fossil Group, Inc.(a)	22
12,555	Hanesbrands, Inc.	231
87,868	Kering, ADR^	4,226
7,651	Lululemon Athletica, Inc.(a)	682
7,446	Michael Kors Holdings Ltd.(a)	462
132,803	NIKE, Inc., Class – B	8,824
2,473	Ralph Lauren Corp.	276
1,966	Skechers USA, Inc., Class – A(a)	76
12,313	Tapestry, Inc.	648
12,012	Under Armour, Inc., Class – A(a)	196
12,142	Under Armour, Inc., Class – C(a)	174
21,676	V.F. Corp.	1,608

		17,817

	Tobacco — 1.03%
67,355	Altria Group, Inc.	4,198
16,629	British American Tobacco PLC, ADR	959
64,195	Philip Morris International, Inc.	6,381

		11,538

	Trading Companies & Distributors — 0.33%
239	Air Lease Corp.	10
21,512	Fastenal Co.	1,174
6,532	HD Supply Holdings, Inc.(a)	248
2,533	MSC Industrial Direct Co., Inc., Class – A	232
4,457	NOW, Inc.(a)	46
2,979	United Rentals, Inc.(a)	515
3,959	Univar, Inc.(a)	110
4,089	W.W. Grainger, Inc.	1,154
1,057	Watsco, Inc.	191

		3,680

	Wireless Telecommunication Services — 0.04%
6,594	T-Mobile USA, Inc.(a)	402

	Total Common Stocks	1,060,635

Principal Amount (000)
	U.S. Treasury Obligation — 0.00%
$26	U.S. Treasury Bill, 1.62%, 6/7/18(b)(c)	26

	Total U.S. Treasury Obligation	26

	Time Deposit — 0.07%
787	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.46%, 4/2/18	787

	Total Time Deposit	787

Shares	Security Description	Value (000)
	Mutual Funds — 5.07%
24,758	Federated Treasury Obligations Fund, Institutional Shares, 1.49%^^(d)	$25
57,040,567	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.50%(d)	57,040

	Total Mutual Funds	57,065

Principal Amount (000)
	Repurchase Agreement — 0.00%
$43	Jefferies LLC, 1.80%, 4/2/18 (Purchased on 3/29/18, proceeds at maturity $43,217 collateralized by U.S. Treasury Obligations, 0.71% – 3.05%, 1/15/28 – 5/15/47 fair value $44,072)^^	43

	Total Repurchase Agreement	43

	Total Investments (cost $731,180) — 99.41%	1,118,556
	Other assets in excess of liabilities — 0.59%	6,683

	Net Assets—100.00%	$1,125,239

^	All or part of this security was on loan as of March 31, 2018. The total value of securities on loan as of March 31, 2018, was $3,544 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2018.

(a)	Represents non-income producing security.

(b)	Rate disclosed represents effective yield at purchase.

(c)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.

(d)	The rate disclosed is the rate in effect on March 31, 2018.

ADR — American Depositary Receipt

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (concluded) — March 31, 2018 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional Growth Equity Portfolio	Jennison Associates, LLC	Mellon Capital Management Corporation*	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	24.11%	70.16%	—	—	94.27%
U.S. Treasury Obligation	—	0.00%	—	—	0.00%
Time Deposit	0.05%	—	0.02%	—	0.07%
Mutual Funds	0.00%	0.59%	1.91%	2.57%	5.07%
Repurchase Agreement	0.00%	0.00%	—	—	0.00%
Other Assets (Liabilities)	0.12%	0.06%	0.41%	0.00%	0.59%

Total Net Assets	24.28%	70.81%	2.34%	2.57%	100.00%

*	Part of BNY Mellon Asset Management North America Corporation

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2018.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
E-Mini NASDAQ 100 Future	130	6/15/18	$18,092	$17,145	$(947)
E-Mini S&P 500 Future	186	6/15/18	25,529	24,580	(949)
E-Mini S&P Midcap 400 Future	20	6/15/18	3,813	3,766	(47)

			$47,434	$45,491	$(1,943)

	Total Unrealized Appreciation				$—
	Total Unrealized Depreciation				(1,943)

	Total Net Unrealized Appreciation/(Depreciation)				$(1,943)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 89.71%
	Aerospace & Defense — 0.97%
1,494	Astronics Corp.(a)	$56
7,500	CPI Aerostructures, Inc.(a)	73
3,754	Cubic Corp.	239
1,610	Curtiss-Wright Corp.	217
186	Ducommun, Inc.(a)	6
2,820	Mercury Systems, Inc.(a)	136
26	National Presto Industries, Inc.	2
1,130	Teledyne Technologies, Inc.(a)	212
66	Triumph Group, Inc.	2
7,353	Wesco Aircraft Holdings, Inc.(a)	75

		1,018

	Airlines — 2.30%
4,655	American Airlines Group, Inc.	242
37	Copa Holdings SA, Class – A	5
2,144	Hawaiian Holdings, Inc.	83
13,084	JetBlue Airways Corp.(a)	266
20,894	United Continental Holdings, Inc.(a)	1,451
43,534	Volaris Aviation Holding Co., ADR(a)	355

		2,402

	Auto Components — 0.92%
65	American Axle & Manufacturing Holdings, Inc.(a)	1
64	Cooper Tire & Rubber Co.	2
982	Cooper-Standard Holding, Inc.(a)	121
5,402	Dana Holding Corp.	139
7,335	Modine Manufacturing Co.(a)	155
4,900	Spartan Motors, Inc.	84
5,800	Strattec Security Corp.	211
4,490	Tenneco, Inc.	247
90	Tower International, Inc.	2

		962

	Banks — 6.28%
52	1st Source, Inc.	3
66	American National Bankshares, Inc.	2
11,900	Associated Banc-Corp.	296
62	Banco Latinoamericano de Comercio Exterior SA, Class – E	2
4,690	Banner Corp.	260
38	C&F Financial Corp.	2
7,302	Centerstate Bank Corp.	194
4,088	Chemical Financial Corp.	224
56	Chemung Financial Corp.	3
92	CNB Financial Corp.	3
11,887	Columbia Banking System, Inc.	499
48	Community Trust Bancorp, Inc.	2
3,445	Cullen/Frost Bankers, Inc.	365
16,430	CVB Financial Corp.	372
104	Fidelity Southern Corp.	2
65	Financial Institutions, Inc.	2
27,295	First Bancorp(a)	164
95	First Bancorp	3
73	First Business Financial Services, Inc.	2
7	First Citizens BancShares, Inc., Class – A	3
77	First Community Bancshares, Inc.	2
46	First Financial Corp.	2
5,699	First Horizon National Corp.	107
61	First Interstate BancSystem, Inc., Class – A	2
5,875	First Midwest Bancorp, Inc.	144
46	Great Southern Bancorp, Inc.	2
63	Hancock Holding Co.	3

Shares	Security Description	Value (000)
	Banks (continued)
48	Heartland Financial USA, Inc.	$3
15,411	Hope Bancorp, Inc.	280
99	Horizon Bancorp, Inc.	3
144	Huntington Bancshares, Inc.	2
116	Independent Bank Corp.	3
63	International Bancshares Corp.	2
17,470	Investors Bancorp, Inc.	238
114	KeyCorp	2
148	Lakeland Bancorp, Inc.	3
77	MainSource Financial Group, Inc.	3
2,800	MB Financial, Inc.	113
58	MidWestOne Financial Group, Inc.	2
50	National Bankshares, Inc.	2
61	Northrim BanCorp, Inc.	2
133	Old National Bancorp	2
10,363	PacWest Bancorp	514
79	Peoples Bancorp, Inc.	3
7,366	Popular, Inc.	307
113	Premier Financial Bancorp, Inc.	2
17,400	Seacoast Banking Corporation of Florida(a)	461
102	Sierra Bancorp	3
2,599	Signature Bank(a)	369
3,340	Synovus Financial Corp.	167
6,923	TCF Financial Corp.	158
11,990	TriCo Bancshares	446
101	Triumph Bancorp, Inc.(a)	4
67	Trustmark Corp.	2
109	Umpqua Holdings Corp.	2
14,564	Webster Financial Corp.	808

		6,571

	Biotechnology — 3.10%
9,390	Achaogen, Inc.^(a)	122
101	Acorda Therapeutics, Inc.(a)	2
264	Alkermes PLC(a)	16
41	Aptevo Therapeutics, Inc.(a)	—
4,987	Array BioPharma, Inc.(a)	81
516	AveXis, Inc.(a)	64
1,455	Bluebird Bio, Inc.(a)	248
1,215	Blueprint Medicines Corp.(a)	111
1,610	Clovis Oncology, Inc.(a)	85
116	Emergent BioSolutions, Inc.(a)	6
7,095	Exact Sciences Corp.(a)	286
4,388	Foundation Medicine, Inc.(a)	347
2,060	Ionis Pharmaceuticals, Inc.(a)	91
26,700	Kindred Biosciences, Inc.(a)	231
842	Ligand Pharmaceuticals, Inc., Class – B(a)	139
1,095	Loxo Oncology, Inc.(a)	126
9,360	Myriad Genetics, Inc.(a)	277
1,780	Neurocrine Biosciences, Inc.(a)	148
769	PDL BioPharma, Inc.(a)	2
7,250	Repligen Corp.(a)	262
560	Sage Therapeutics, Inc.(a)	90
5,638	Sangamo BioSciences, Inc.(a)	107
1,895	Seattle Genetics, Inc.(a)	99
1,240	Spark Therapeutics, Inc.(a)	83
2,106	Tesaro, Inc.(a)	120
1,940	Ultragenyx Pharmaceutical, Inc.(a)	99

		3,242

	Building Products — 1.57%
2,540	Armstrong World Industries, Inc.(a)	143
6,613	CaesarStone Sdot Yam Ltd.	130
8,060	Gibraltar Industries, Inc.(a)	273

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Building Products (continued)
7,887	Jeld-Wen Holding, Inc.(a)	$241
4,476	Masonite International Corp.(a)	275
4,412	Ply Gem Holdings, Inc.(a)	95
3,334	Trex Company, Inc.(a)	363
4,158	Universal Forest Products, Inc.	135

		1,655

	Capital Markets — 2.70%
10,375	Artisan Partners Asset Management, Inc., Class – A	345
15,300	Capital Southwest Corp.	260
30,875	Cowen Group, Inc., Class – A(a)	408
11	Donnelley Financial Solutions, Inc.(a)	—
2,250	E*Trade Financial Corp.(a)	125
2,371	Evercore Partners, Inc., Class – A	207
246	Gain Capital Holdings, Inc.	2
7,796	Greenhill & Co., Inc.	144
75	Houlihan Lokey, Inc.	3
4,715	LPL Financial Holdings, Inc.	288
176	Manning & Napier, Inc.	1
14,367	Pzena Investment Management, Inc.	160
3,476	Raymond James Financial, Inc.	311
25,500	Safeguard Scientifics, Inc.(a)	312
4,394	Stifel Financial Corp.	260

		2,826

	Chemicals — 2.30%
97	A. Schulman, Inc.	4
2,573	Albemarle Corp.	239
48	Cabot Corp.	3
5,744	FMC Corp.	440
274	FutureFuel Corp.	3
225	Huntsman Corp.	7
1,859	Innophos Holdings, Inc.	75
12,409	Kraton Performance Polymers, Inc.(a)	591
669	NewMarket Corp.	269
19,412	Platform Specialty Products Corp.(a)	187
3,560	Sensient Technologies Corp.	251
57	Stepan Co.	5
47	Trinseo SA	3
17,503	Tronox Ltd., Class – A	323
78	Westlake Chemical Corp.	9

		2,409

	Commercial Services & Supplies — 1.60%
157	ACCO Brands Corp.	2
12,513	Aqua Metals, Inc.^(a)	32
9,936	ARC Document Solutions, Inc.(a)	22
14,773	Covanta Holding Corp.	215
93	Ennis, Inc.	2
22,306	Essendant, Inc.	174
2,490	Healthcare Services Group, Inc.	108
7,288	Interface, Inc.	184
11	LSC Communications, Inc.	—
3,762	McGrath RentCorp	202
3,798	Mobile Mini, Inc.	165
2,680	Multi-Color Corp.	177
65	Quad Graphics, Inc.	2
31	RR Donnelley & Sons Co.	—
15,877	Steelcase, Inc., Class – A	217
12,018	Team, Inc.^(a)	165
15	UniFirst Corp.	2

Shares	Security Description	Value (000)
	Commercial Services & Supplies (continued)
48	VSE Corp.	$2

		1,671

	Communications Equipment — 1.03%
3,730	Acacia Communications, Inc.(a)	143
83	BEL Fuse, Inc., Class – B	2
119	Black Box Corp.	—
129	Comtech Telecommunications Corp.	4
43	EchoStar Corp., Class – A(a)	2
30,700	EMCORE Corp.(a)	175
16,266	Infinera Corp.(a)	177
5,060	Lumentum Holdings, Inc.(a)	322
34,900	PC-Telephone, Inc.	251

		1,076

	Construction & Engineering — 2.04%
5,786	Granite Construction, Inc.	323
13,313	KBR, Inc.	216
16,246	MasTec, Inc.(a)	764
107	MYR Group, Inc.(a)	3
26,890	Tutor Perini Corp.(a)	593
1,592	Valmont Industries, Inc.	233

		2,132

	Construction Materials — 0.93%
3,331	Eagle Materials, Inc., Class – A	343
28,066	Forterra, Inc.(a)	234
1,089	Martin Marietta Materials, Inc.	226
5,717	Summit Materials, Inc., Class – A(a)	173

		976

	Consumer Finance — 0.40%
68	Encore Capital Group, Inc.(a)	3
3,743	Green Dot Corp., Class – A(a)	241
43	Nelnet, Inc., Class – A	2
4,470	PRA Group, Inc.(a)	170
147	Santander Consumer USA Holdings, Inc.	2

		418

	Containers & Packaging — 1.12%
3,071	AptarGroup, Inc.	276
11,992	Berry Plastics Group, Inc.(a)	657
14,703	Graphic Packaging Holding Co.	226
68	Greif, Inc.	4
90	Greif, Inc., Class – A	5

		1,168

	Distributors — 0.42%
3,010	Pool Corp.	440

	Diversified Consumer Services — 1.64%
99	Adtalem Global Education, Inc.(a)	5
67	American Public Education, Inc.(a)	3
5,590	Bright Horizons Family Solutions, Inc.(a)	558
39	Capella Education Co.	3
25,368	Career Education Corp.(a)	333
24,497	Chegg, Inc.(a)	507
4	Graham Holdings Co.	2
2,890	Grand Canyon Education, Inc.(a)	303
139	Liberty Tax, Inc.	1
59	Strayer Education, Inc.	6

		1,721

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Financial Services — 0.22%
10,185	Leucadia National Corp.	$231
99	Marlin Business Services Corp.	3

		234

	Diversified Telecommunication Services — 0.85%
12,653	Cogent Communications Group, Inc.	548
58	Consolidated Communications Holdings, Inc.	1
57	Hawaiian Telcom Holdco, Inc.(a)	2
81	IDT Corp.	1
136	Iridium Communications, Inc.(a)	2
35,900	ORBCOMM, Inc.(a)	336
232	Windstream Holdings, Inc.	—

		890

	Electric Utilities — 0.02%
169	Hawaiian Electric Industries, Inc.	6
158	PNM Resources, Inc.	6
121	Portland General Electric Co.	5
337	Spark Energy, Inc., Class – A	4

		21

	Electrical Equipment — 0.49%
3,066	Encore Wire Corp.	174
2,803	EnerSys	195
11,109	LSI Industries, Inc.	90
65,100	Orion Energy Systems, Inc.(a)	55
60	Regal-Beloit Corp.	4

		518

	Electronic Equipment, Instruments & Components — 4.88%
3,787	Anixter International, Inc.(a)	287
121	AVX Corp.	2
6,222	Belden, Inc.	429
75	Benchmark Electronics, Inc.	2
4,802	Control4 Corp.(a)	103
34	Dolby Laboratories, Inc., Class – A	2
47	ePlus, Inc.(a)	4
3,155	Fabrinet(a)	99
3,310	FARO Technologies, Inc.(a)	193
22,022	Flextronics International Ltd.(a)	360
7,187	II-VI, Inc.(a)	294
5,007	Insight Enterprises, Inc.(a)	175
565	IPG Photonics Corp.(a)	132
5,724	Itron, Inc.(a)	410
12,813	Jabil Circuit, Inc.	368
131	Kimball Electronics, Inc.(a)	2
2,481	Littelfuse, Inc.	515
2,948	Methode Electronics, Inc.	115
64	PC Connection, Inc.	2
9,200	Perceptron, Inc.(a)	79
37	Plexus Corp.(a)	2
4,105	Rogers Corp.(a)	490
59	Sanmina Corp.(a)	2
6,659	ScanSource, Inc.(a)	237
1,957	SYNNEX Corp.	232
22	Tech Data Corp.(a)	2
327	TTM Technologies, Inc.(a)	5
3,236	Universal Display Corp.	327
14,724	VeriFone Systems, Inc.(a)	226
135	Vishay Intertechnology, Inc.	3

		5,099

Shares	Security Description	Value (000)
	Energy Equipment & Services — 1.06%
13,900	Aspen Aerogels, Inc.(a)	$59
16,400	Bristow Group, Inc.	213
53	Diamond Offshore Drilling, Inc.(a)	1
1,912	Dril-Quip, Inc.(a)	86
97	Exterran Corp.(a)	3
12,100	Gulf Island Fabrication, Inc.	86
30,900	Mitcham Industries, Inc.(a)	100
67	PHI, Inc.(a)	1
24,850	Superior Energy Services, Inc.(a)	209
3,092	TechnipFMC PLC	91
10,300	US Silica Holdings, Inc.	263

		1,112

	Equity Real Estate Investment Trusts — 1.24%
718	Ashford Hospitality Trust	5
16,280	Catchmark Timber Trust, Inc.	203
283	CBL & Associates Properties, Inc.	1
343	Cedar Realty Trust, Inc.	1
679	Colony Northstar, Inc., Class – A	4
3,859	DiamondRock Hospitality Co.	40
3,301	EastGroup Properties, Inc.	273
14,440	Equity Commonwealth(a)	444
474	Investors Real Estate Trust	2
10,950	LaSalle Hotel Properties	318
252	Lexington Realty Trust	2
116	Pennsylvania Real Estate Investment Trust	1
24	PS Business Parks, Inc.	3
846	RAIT Financial Trust	—
225	RLJ Lodging Trust	4
214	Washington Prime Group, Inc.	1

		1,302

	Food & Staples Retailing — 0.49%
3,552	Casey’s General Stores, Inc.	391
5,143	Chefs’ Warehouse Holdings LLC(a)	118
37	Ingles Markets, Inc., Class – A	1
46	SpartanNash Co.	1
48	Village Super Market, Inc., Class – A	1

		512

	Food Products — 0.51%
41	Cal-Maine Foods, Inc.(a)	2
4,706	Darling Ingredients, Inc.(a)	81
99	Dean Foods Co.	1
33	Fresh Del Monte Produce, Inc.	1
2,790	J&J Snack Foods Corp.	381
39	John B. Sanfilippo & Son, Inc.	2
5,200	Landec Corp.(a)	68
25	Sanderson Farms, Inc.	3

		539

	Gas Utilities — 0.37%
66	Southwest Gas Corp.	4
8,617	UGI Corp.	383

		387

	Health Care Equipment & Supplies — 5.60%
1,040	Abiomed, Inc.(a)	303
3,210	Cantel Medical Corp.	358
9,373	Cardiovascular Systems, Inc.(a)	206
5,217	Dexcom, Inc.(a)	387
3,022	Edwards Lifesciences Corp.(a)	422
56	Halyard Health, Inc.(a)	3
17,460	Insulet Corp.(a)	1,512

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Equipment & Supplies (continued)
4,780	iRhythm Technologies, Inc.(a)	$301
3,198	Neogen Corp.(a)	214
1,870	Nevro Corp.(a)	162
10,148	Novocure Ltd.(a)	221
2,449	Penumbra, Inc.(a)	283
488	RTI Surgical, Inc.(a)	2
2,654	STERIS PLC	248
32,757	Tandem Diabetes Care, Inc.(a)	162
2,785	The Cooper Companies, Inc.	636
4,945	West Pharmaceutical Services, Inc.	437

		5,857

	Health Care Providers & Services — 2.07%
11,394	Acadia Healthcare Company, Inc.(a)	445
72	Aceto Corp.	1
44	Almost Family, Inc.	2
2,842	AMN Healthcare Services, Inc.(a)	161
13	Chemed Corp.	4
21,817	Diplomat Pharmacy, Inc.(a)	440
47	Encompass Health Corp.	3
4,683	HealthEquity, Inc.(a)	284
154	Kindred Healthcare, Inc.	1
41	LHC Group, Inc.(a)	3
29	LifePoint Hospitals, Inc., Class – A(a)	1
27	Magellan Health Services, Inc.(a)	3
36	Molina Heathcare, Inc.(a)	3
29	National Healthcare Corp.	2
7,820	Owens & Minor, Inc.	122
39	Providence Service Corp.(a)	3
164	Select Medical Holdings Corp.(a)	3
11,385	Teladoc, Inc.(a)	458
63	Tenet Healthcare Corp.(a)	2
86	The Ensign Group, Inc.	2
8,510	Triple-S Management Corp., Class – A(a)	222
9	UnitedHealth Group, Inc.	2

		2,167

	Health Care Technology — 0.40%
92	Inovalon Holdings, Inc., Class – A(a)	1
3,950	Medidata Solutions, Inc.(a)	248
3,964	Omnicell, Inc.(a)	172

		421

	Hotels, Restaurants & Leisure — 1.44%
10,224	Arcos Dorados Holdings, Inc.	94
105	Bloomin’ Brands, Inc.	3
47,100	Century Casinos, Inc.(a)	351
114	International Game Technology PLC	3
54	International Speedway Corp., Class – A	2
88	Marcus Corp.	3
240	Pinnacle Entertainment, Inc.(a)	7
5,909	Planet Fitness, Inc., Class – A(a)	223
39	Red Robin Gourmet Burgers, Inc.(a)	2
131	SeaWorld Entertainment, Inc.(a)	2
101	Speedway Motorsports, Inc.	2
3,690	Vail Resorts, Inc.	819

		1,511

	Household Durables — 0.78%
356	Beazer Homes USA, Inc.(a)	6
775	Cavco Industries, Inc.(a)	135
73	CSS Industries, Inc.	1
48	Flexsteel Industries, Inc.	2
20,100	Green Brick Partners, Inc.(a)	219

Shares	Security Description	Value (000)
	Household Durables (continued)
1,854	iRobot Corp.(a)	$119
124	Libbey, Inc.	1
131	Lifetime Brands, Inc.	2
128	Taylor Morrison Home Corp., Class – A(a)	3
6,337	Universal Electronics, Inc.(a)	329

		817

	Household Products — 0.00%
33	Central Garden & Pet Co.(a)	2
35	Central Garden & Pet Co., Class – A(a)	1
21	Oil-Dri Corporation of America	1

		4

	Independent Power & Renewable Electricity Producers — 0.01%
333	NRG Yield, Inc., Class – C	6

	Insurance — 3.51%
8,706	American Equity Investment Life Holding Co.	256
7,859	American Financial Group, Inc.	882
9,843	Argo Group International Holdings Ltd.	564
12,074	Aspen Insurance Holdings Ltd.	542
62	Assured Guaranty Ltd.	2
7,000	Atlas Financial Holdings, Inc.(a)	72
2,996	AXIS Capital Holdings Ltd.	172
1,385	Everest Re Group Ltd.	356
4,100	First American Financial Corp.	241
7,325	Genworth Financial, Inc., Class – A(a)	21
142	Hallmark Financial Services, Inc.(a)	1
1,554	Hanover Insurance Group, Inc.	183
55	HCI Group, Inc.	2
129	Heritage Insurance Holdings, Inc.	2
127	Maiden Holdings Ltd.	1
8	National Western Life Group, Inc., Class – A	2
79	Universal Insurance Holdings, Inc.	3
2,266	Validus Holdings Ltd.	153
3,087	W.R. Berkley Corp.	224

		3,679

	Internet & Direct Marketing Retail — 0.50%
185	1-800-FLOWERS.COM, Inc., Class – A(a)	2
10,906	Etsy, Inc.(a)	306
10,853	Stitch Fix, Inc., Class – A^(a)	220

		528

	Internet Software & Services — 3.81%
5,934	2U, Inc.(a)	499
3,346	Akamai Technologies, Inc.(a)	237
5,000	AutoWeb, Inc.(a)	15
9,288	Benefitfocus, Inc.(a)	227
211	Blucora, Inc.(a)	5
36,957	Brightcove, Inc.(a)	257
128	Cardlytics, Inc.(a)	2
2,010	Care.com, Inc.(a)	33
6,129	Coupa Software, Inc.(a)	280
281	DHI Group, Inc.(a)	—
31,712	Gogo, Inc.^(a)	274
4,275	GrubHub, Inc.(a)	434
29	J2 Global, Inc.	2
126	Match Group, Inc.^(a)	6
7,033	New Relic, Inc.(a)	521
11,972	Nutanix, Inc., Class – A(a)	587
109,625	RealNetworks, Inc.(a)	335

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Internet Software & Services (continued)
74,500	Synacor, Inc.(a)	$119
103	Web.com Group, Inc.(a)	2
7,700	XO Group, Inc.(a)	160

		3,995

	IT Services — 1.49%
855	Alliance Data Systems Corp.	182
56	Blackhawk Network Holdings, Inc.(a)	3
62	Booz Allen Hamilton Holding Corp.	2
20	CACI International, Inc., Class – A(a)	3
45	Cardtronics PLC(a)	1
39	Cass Information Systems, Inc.	2
72	Convergys Corp.	2
47	CoreLogic, Inc.(a)	2
46	CSG Systems International, Inc.	2
34,000	Edgewater Technology, Inc.(a)	189
1,819	Euronet Worldwide, Inc.(a)	144
6,969	EVERTEC, Inc.	114
2,398	Global Payments, Inc.	267
5,174	Jack Henry & Associates, Inc.	626
38	Leidos Holdings, Inc.	2
49	ManTech International Corp., Class – A	3
88	Perficient, Inc.(a)	2
32	Science Applications International Corp.	3
61	Sykes Enterprises, Inc.(a)	2
135	The Hackett Group, Inc.	2
143	Travelport Worldwide Ltd.	2
69	TTEC Holdings, Inc.	2

		1,557

	Leisure Products — 0.66%
22,883	Callaway Golf Co.	374
245	JAKKS Pacific, Inc.(a)	1
111	Johnson Outdoors, Inc., Class – A	7
19,166	Vista Outdoor, Inc.(a)	313

		695

	Life Sciences Tools & Services — 0.84%
26	Bio-Rad Laboratories, Inc., Class – A(a)	7
102	Bruker Biosciences Corp.	3
2,503	Cambrex Corp.(a)	131
873	Illumina, Inc.(a)	206
113	Luminex Corp.	2
31,250	NeoGenomics, Inc.(a)	255
17,306	Pacific Biosciences of California, Inc.(a)	35
83	PRA Health Sciences, Inc.(a)	7
7,145	Qiagen N.V.(a)	231
81	Syneos Health, Inc.(a)	3

		880

	Machinery — 3.63%
13,103	Actuant Corp., Class – A	305
79	AGCO Corp.	5
59	American Railcar Industries	2
109	Briggs & Stratton Corp.	2
9,101	Chart Industries, Inc.(a)	537
223	Columbus McKinnon Corp.	8
167	Freightcar America, Inc.	2
83	Global Brass & Copper Holdings, Inc.	3
39	Hyster-Yale Materials Handling, Inc., Class – A	3
5,160	IDEX Corp.	735
5,600	ITT, Inc.	274
2,630	Kadant, Inc.	249

Shares	Security Description	Value (000)
	Machinery (continued)
4,121	Lincoln Electric Holdings, Inc.	$371
15,369	Meritor, Inc.(a)	316
151	Miller Industries, Inc.	4
75	Oshkosh Corp.	6
2,721	Proto Labs, Inc.(a)	320
1,255	SPX FLOW, Inc.(a)	62
3,390	Terex Corp.	127
119	The Greenbrier Companies, Inc.	6
119	The Timken Co.	5
12,251	TriMas Corp.(a)	322
179	Trinity Industries, Inc.	6
250	Wabash National Corp.	5
974	WABCO Holdings, Inc.(a)	130

		3,805

	Marine — 0.20%
201	Costamare, Inc.	1
2,745	Kirby Corp.(a)	211

		212

	Media — 0.67%
53	AMC Entertainment Holdings, Inc., Class – A	1
45,600	Ballantyne Strong, Inc.(a)	203
63	Discovery Communications, Inc., Class – A(a)	1
116	Entercom Communications Corp.	1
116	Gannett Company, Inc.	1
65,574	Global Eagle Entertainment, Inc.(a)	96
8,891	IMAX Corp.(a)	171
9,616	Lions Gate Entertainment Corp., Class – B	231
205	Salem Communications Corp., Class – A	1
53	Sinclair Broadcast Group, Inc., Class – A	2
33	Viacom, Inc., Class – A	1

		709

	Metals & Mining — 2.39%
5,644	Agnico-Eagle Mines Ltd.	237
32,753	Allegheny Technologies, Inc.(a)	776
8,913	Carpenter Technology Corp.	393
30,768	Coeur d’Alene Mines Corp.(a)	246
151	Commercial Metals Co.	3
45,883	Ferroglobe PLC(a)	492
45,455	Ferroglobe R&W Insurance Trust Co.*	—
2,571	Steel Dynamics, Inc.	114
52,984	Tahoe Resources, Inc.	249

		2,510

	Mortgage Real Estate Investment Trusts — 0.37%
270	AG Mortgage Investment Trust, Inc.	5
411	Annaly Capital Management, Inc.	4
839	Anworth Mortgage Asset Corp.	4
81	Apollo Commercial Real Estate Finance, Inc.	1
243	Ares Commercial Real Estate Corp.	3
308	Capstead Mortgage Corp.	3
250	Chimera Investment Corp.	4
313	CYS Investments, Inc.	2
455	Dynex Capital, Inc.	3
281	Invesco Mortgage Capital, Inc.	5
253	MTGE Investment Corp.	5
307	New Residential Investment Corp.	5
21,940	Redwood Trust, Inc.	339

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Mortgage Real Estate Investment Trusts (continued)
374	Western Asset Mortgage Capital Corp.	$4

		387

	Multiline Retail — 0.00%
36	Big Lots, Inc.	2
29	Dillard’s, Inc., Class – A	2

		4

	Multi-Utilities — 0.01%
124	Avista Corp.	6
121	Unitil Corp.	6

		12

	Oil, Gas & Consumable Fuels — 2.11%
29	Andeavor	3
187	Ardmore Shipping Corp.(a)	1
26,536	Carrizo Oil & Gas, Inc.(a)	425
10,800	Contango Oil & Gas Co.(a)	38
267	Delek US Holdings, Inc.	11
278	DHT Holdings, Inc.	1
188	Dorian LPG Ltd.(a)	1
136,440	Enbridge Energy Management LLC(b)	—
9,100	Energen Corp.(a)	571
8,745	Euronav N.V.	72
15,327	GasLog Ltd.	252
244	Gener8 Maritime, Inc.(a)	1
3,799	Golar LNG Ltd.	104
38	International Seaways, Inc.(a)	1
5,903	Matador Resources Co.(a)	177
10,790	Murphy Oil Corp.	279
10,746	Navigator Holdings Ltd.(a)	126
880	Navios Maritime Acquisition Co.^	1
117	Overseas Shipholding Group, Inc.(a)	—
22	REX American Resources Corp.(a)	2
296	Scorpio Tankers, Inc.	1
7,984	SM Energy Co.	144
436	Teekay Tankers Ltd.	1

		2,212

	Paper & Forest Products — 0.01%
67	Domtar Corp.	4
112	P.H. Glatfelter Co.	2
62	Schweitzer-Mauduit International, Inc.	2

		8

	Personal Products — 0.00%
16	Nu Skin Enterprises, Inc., Class – A	1

	Pharmaceuticals — 1.54%
2,161	Aerie Pharmaceuticals, Inc.(a)	117
4,814	Catalent, Inc.(a)	198
8,749	Collegium Pharmaceutical, Inc.(a)	224
11,600	Cumberland Pharmaceuticals, Inc.(a)	77
13,937	Impax Laboratories, Inc.(a)	271
13,162	Intersect ENT, Inc.(a)	517
1,836	Nektar Therapeutics(a)	195
200	Omthera Pharmaceuticals, Inc.*	—
182	Phibro Animal Health Corp., Class – A	7
45	Prestige Brands Holdings, Inc.(a)	2
70	The Medicines Co.(a)	2

		1,610

	Professional Services — 0.43%
160	CBIZ, Inc.(a)	3

Shares	Security Description	Value (000)
	Professional Services (continued)
2,000	CRA International, Inc.	$105
85	Kelly Services, Inc., Class – A	2
95	Kforce, Inc.	3
6,492	Korn Ferry International	335
84	TrueBlue, Inc.(a)	2

		450

	Real Estate Management & Development — 0.46%
11,070	Alexander & Baldwin, Inc.	256
41	Rafael Holdings, Inc., Class – B(a)	—
498	Realogy Holdings Corp.	14
9,225	Tejon Ranch Co.(a)	213

		483

	Road & Rail — 0.46%
155	ArcBest Corp.	5
4,747	Avis Budget Group, Inc.(a)	222
84	Covenant Transportation Group, Inc., Class – A(a)	3
5,418	Knight-Swift Transportation Holdings, Inc.	249
103	P.A.M. Transportation Services, Inc.(a)	4

		483

	Semiconductors & Semiconductor Equipment — 6.51%
497	Amkor Technology, Inc.(a)	5
1,488	Cavium, Inc.(a)	118
58	Cirrus Logic, Inc.(a)	2
233	Cohu, Inc.	5
7,454	Cree, Inc.(a)	300
31,199	Cypress Semiconductor Corp.	529
109	Diodes, Inc.(a)	3
186	Entegris, Inc.	6
43	First Solar, Inc.(a)	3
9,419	FormFactor, Inc.(a)	129
25,100	GSI Technology, Inc.(a)	186
4,635	Inphi Corp.(a)	140
9,650	Integrated Device Technology, Inc.(a)	295
19,017	MA-COM Technology Solutions Holdings, Inc.(a)	316
5,616	Maxim Integrated Products, Inc.	338
3,800	Microsemi Corp.(a)	246
1,930	MKS Instruments, Inc.	223
7,547	Monolithic Power Systems, Inc.	874
14,232	ON Semiconductor Corp.(a)	348
223	Photronics, Inc.(a)	2
8,941	Qorvo, Inc.(a)	630
77,649	QuickLogic Corp.^(a)	118
15,508	Semtech Corp.(a)	606
1,629	Silicon Laboratories, Inc.(a)	146
5,333	Skyworks Solutions, Inc.	535
3,713	SolarEdge Technologies, Inc.(a)	195
41	Synaptics, Inc.(a)	2
482	Ultra Clean Holdings, Inc.(a)	9
19,193	Veeco Instruments, Inc.(a)	326
8,155	Xperi Corp.	172

		6,807

	Software — 5.62%
11,001	Blackline, Inc.(a)	431
5,000	CommVault Systems, Inc.(a)	286
2,910	Digimarc Corp.(a)	70
35	Ebix, Inc.	3
2,647	Ellie Mae, Inc.(a)	243
2,710	Fair Isaac Corp.	458

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Software (continued)
43,000	Glu Mobile, Inc.(a)	$162
4,464	Guidewire Software, Inc.(a)	361
3,772	HubSpot, Inc.(a)	409
21,218	Nuance Communications, Inc.(a)	334
1,322	Paycom Software, Inc.(a)	142
2,770	Proofpoint, Inc.(a)	315
5,451	PTC, Inc.(a)	425
4,378	RingCentral, Inc., Class – A(a)	278
19,600	Rosetta Stone, Inc.(a)	258
39,800	SeaChange International, Inc.(a)	108
58,500	Telenav, Inc.(a)	316
42,331	TiVo Corp.	573
1,739	Tyler Technologies, Inc.(a)	367
11,862	Zscaler, Inc.(a)	333

		5,872

	Specialty Retail — 0.86%
239	Ascena Retail Group, Inc.(a)	—
207	Big 5 Sporting Goods Corp.^	2
6,592	Carvana Co.(a)	151
127	Express, Inc.(a)	1
64	GameStop Corp., Class – A	1
33	Group 1 Automotive, Inc.	2
5,690	Monro Muffler Brake, Inc.	305
53	Penske Automotive Group, Inc.	2
138	Rent-A-Center, Inc.	1
98	Sonic Automotive, Inc., Class – A	2
226	Stein Mart, Inc.	—
13,499	Tailored Brands, Inc.	339
626	The Children’s Place Retail Stores, Inc.	85
472	Tilly’s, Inc., Class – A	5

		896

	Technology Hardware, Storage & Peripherals — 0.60%
7,000	Astronova, Inc.	109
14,962	Diebold, Inc.^	230
14,430	GlassBridge Enterprises, Inc.(a)	17
13,773	Pure Storage, Inc., Class – A(a)	275

		631

	Textiles, Apparel & Luxury Goods — 0.97%
4,400	Columbia Sportswear Co.	336
2,333	G-III Apparel Group Ltd.(a)	88
3,691	Movado Group, Inc.	142
1,251	Oxford Industries, Inc.	93
12,424	Wolverine World Wide, Inc.	359

		1,018

	Thrifts & Mortgage Finance — 0.06%
63	Federal Agricultural Mortgage Corp., Class – C	5
44	First Defiance Financial Corp.	3
79	HomeStreet, Inc.(a)	2
382	MGIC Investment Corp.(a)	5
132	PennyMac Financial Services, Inc.(a)	3
144	Radian Group, Inc.	3
263	TrustCo Bank Corp. NY	2
85	Walker & Dunlop, Inc.	5
808	WSFS Financial Corp.	39

		67

	Tobacco — 0.19%
4,134	Universal Corp.	200

Shares	Security Description	Value (000)
	Trading Companies & Distributors — 1.44%
130	Air Lease Corp.	$6
111	Aircastle Ltd.	2
6,729	Beacon Roofing Supply, Inc.(a)	356
12,214	BMC Stock Holdings, Inc.(a)	239
5,241	DXP Enterprises, Inc.(a)	204
83	GATX Corp.	6
8,408	MRC Global, Inc.(a)	138
3,174	SiteOne Landscape Supply, Inc.(a)	245
67	Veritiv Corp.(a)	3
1,724	Watsco, Inc.	312
51	WESCO International, Inc.(a)	3

		1,514

	Transportation Infrastructure — 0.31%
8,656	Macquarie Infrastructure Corp.	320

	Wireless Telecommunication Services — 0.31%
13,144	Boingo Wireless, Inc.(a)	326
64	Spok Holdings, Inc.	1

		327

	Total Common Stocks	93,956

	Contingent Rights — 0.00%
	Biotechnology — 0.00%
500	Clinical Data, Inc.*(a)(c)	—
24	Dyax Corp. CVR*(a)	—
1	Tobira Therapeutics, Inc. CVR*(a)	—

	Total Contingent Rights	—

Principal Amount (000)
	Time Deposit — 1.92%
$2,013	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.46%, 4/2/18	2,013

	Total Time Deposit	2,013

Shares
	Mutual Funds — 8.39%
45,700	180 Degree Capital Corp.	85
347,369	Federated Treasury Obligations Fund, Institutional Shares, 1.49%^^(d)	347
465,778	State Street Institutional Liquid Reserves Fund, Trust Class, 1.04%(d)	466
7,891,711	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.50%(d)	7,892

	Total Mutual Funds	8,790

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Principal Amount (000)
	Repurchase Agreement — 0.58%
$606	Jefferies LLC, 1.80%, 4/2/18 (Purchased on 3/29/18, proceeds at maturity $606,346 collateralized by U.S. Treasury Obligations, 0.71% – 3.05%, 1/15/28 – 5/15/47 fair value $618,349)^^	$606

	Total Repurchase Agreement	606

	Total Investments (cost $79,075) — 100.60%	105,365
	Liabilities in excess of other assets — (0.60)%	(627)

	Net Assets — 100.00%	$104,738

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on March 31, 2018 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolios of Investments.

^	All or part of this security was on loan as of March 31, 2018. The total value of securities on loan as of March 31, 2018, was $924 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2018.

(a)	Represents non-income producing security.

(b)	This security has been deemed illiquid by the Specialist Manager and represents 0.00% of the Portfolio’s net assets.

(c)	Rights entitle the Portfolio to cash based on the company’s achievement of milestones in connection with a pharmaceutical drug that was brought to market.

(d)	The rate disclosed is the rate in effect on March 31, 2018.

ADR — American Depositary Receipt

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (concluded) — March 31, 2018 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Small Capitalization-Mid Capitalization Equity Portfolio	Advisory Research, Inc.	Ariel Investments, LLC	Frontier Capital Management Company, LLC	Mellon Capital Management Corporation*	Parametric Portfolio Associates, LLC	Pzena Investment Management, LLC	RMB Capital Management, LLC	HC Capital Solutions	Total
Common Stocks	14.95%	6.96%	35.65%	0.84%	—	7.27%	24.04%	—	89.71%
Contingent Rights	—	—	—	0.00%	—	—	—	—	0.00%
Time Deposit	—	0.17%	0.39%	—	—	0.10%	1.26%	—	1.92%
Mutual Funds	0.47%	0.13%	0.16%	0.01%	7.09%	0.05%	0.04%	0.44%	8.39%
Repurchase Agreement	0.04%	0.08%	0.28%	0.00%	—	0.11%	0.07%	—	0.58%
Other Assets (Liabilities)	-0.06%	-0.16%	-0.42%	-0.01%	0.31%	-0.15%	-0.11%	0.00%	-0.60%

Total Net Assets	15.40%	7.18%	36.06%	0.84%	7.40%	7.38%	25.30%	0.44%	100.00%

*	Part of BNY Mellon Asset Management North America Corporation

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2018.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Russell 2000 Mini Index Future	65	6/15/18	$5,199	$4,976	$(223)

			$5,199	$4,976	$(223)

	Total Unrealized Appreciation				$—
	Total Unrealized Depreciation				(223)

	Total Net Unrealized Appreciation/(Depreciation)				$(223)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 90.33%
	Aerospace & Defense — 1.10%
2,159	Astronics Corp.(a)	$81
4,166	Cubic Corp.	265
4,045	Curtiss-Wright Corp.	545
285	Ducommun, Inc.(a)	9
6,370	Mercury Systems, Inc.(a)	308
40	National Presto Industries, Inc.	4
2,570	Teledyne Technologies, Inc.(a)	480
101	Triumph Group, Inc.	3
8,172	Wesco Aircraft Holdings, Inc.(a)	84

		1,779

	Airlines — 2.15%
6,723	American Airlines Group, Inc.	349
57	Copa Holdings SA, Class – A	7
2,827	Hawaiian Holdings, Inc.	109
18,854	JetBlue Airways Corp.(a)	383
30,105	United Continental Holdings, Inc.(a)	2,092
62,732	Volaris Aviation Holding Co., ADR(a)	511

		3,451

	Auto Components — 0.74%
100	American Axle & Manufacturing Holdings, Inc.(a)	2
99	Cooper Tire & Rubber Co.	3
1,564	Cooper-Standard Holding, Inc.(a)	192
7,818	Dana Holding Corp.	201
10,413	Modine Manufacturing Co.(a)	220
10,423	Tenneco, Inc.	572
139	Tower International, Inc.	4

		1,194

	Banks — 7.24%
80	1st Source, Inc.	4
101	American National Bankshares, Inc.	4
13,224	Associated Banc-Corp.	329
96	Banco Latinoamericano de Comercio Exterior SA, Class – E	3
10,592	Banner Corp.	588
58	C&F Financial Corp.	3
11,634	Centerstate Bank Corp.	309
6,513	Chemical Financial Corp.	356
86	Chemung Financial Corp.	4
142	CNB Financial Corp.	4
26,056	Columbia Banking System, Inc.	1,093
74	Community Trust Bancorp, Inc.	3
7,837	Cullen/Frost Bankers, Inc.	831
38,560	CVB Financial Corp.	873
160	Fidelity Southern Corp.	4
99	Financial Institutions, Inc.	3
39,332	First Bancorp(a)	237
146	First Bancorp	5
112	First Business Financial Services, Inc.	3
10	First Citizens BancShares, Inc., Class – A	4
118	First Community Bancshares, Inc.	4
71	First Financial Corp.	3
8,212	First Horizon National Corp.	155
93	First Interstate BancSystem, Inc., Class – A	4
6,529	First Midwest Bancorp, Inc.	161
70	Great Southern Bancorp, Inc.	3
96	Hancock Holding Co.	5
74	Heartland Financial USA, Inc.	4
17,105	Hope Bancorp, Inc.	311
153	Horizon Bancorp, Inc.	5

Shares	Security Description	Value (000)
	Banks (continued)
221	Huntington Bancshares, Inc.	$3
179	Independent Bank Corp.	4
97	International Bancshares Corp.	4
43,669	Investors Bancorp, Inc.	596
177	KeyCorp	3
228	Lakeland Bancorp, Inc.	5
119	MainSource Financial Group, Inc.	5
89	MidWestOne Financial Group, Inc.	3
77	National Bankshares, Inc.	3
95	Northrim BanCorp, Inc.	3
205	Old National Bancorp	3
18,232	PacWest Bancorp	903
122	Peoples Bancorp, Inc.	4
10,618	Popular, Inc.	442
174	Premier Financial Bancorp, Inc.	3
39,330	Seacoast Banking Corporation of Florida(a)	1,041
157	Sierra Bancorp	4
3,745	Signature Bank(a)	532
4,263	Synovus Financial Corp.	213
7,743	TCF Financial Corp.	177
27,100	TriCo Bancshares	1,009
155	Triumph Bancorp, Inc.(a)	6
104	Trustmark Corp.	3
167	Umpqua Holdings Corp.	4
24,862	Webster Financial Corp.	1,377

		11,665

	Biotechnology — 3.49%
21,230	Achaogen, Inc.(a)	275
155	Acorda Therapeutics, Inc.(a)	4
382	Alkermes PLC(a)	22
62	Aptevo Therapeutics, Inc.(a)	—
7,946	Array BioPharma, Inc.(a)	130
822	AveXis, Inc.(a)	102
2,908	Bluebird Bio, Inc.(a)	497
1,932	Blueprint Medicines Corp.(a)	177
3,670	Clovis Oncology, Inc.(a)	194
178	Emergent BioSolutions, Inc.(a)	9
11,299	Exact Sciences Corp.(a)	456
6,992	Foundation Medicine, Inc.(a)	551
5,565	Ionis Pharmaceuticals, Inc.(a)	245
1,341	Ligand Pharmaceuticals, Inc., Class – B(a)	221
1,745	Loxo Oncology, Inc.(a)	201
13,528	Myriad Genetics, Inc.(a)	400
4,080	Neurocrine Biosciences, Inc.(a)	338
1,184	PDL BioPharma, Inc.(a)	3
15,582	Repligen Corp.(a)	563
1,270	Sage Therapeutics, Inc.(a)	205
8,363	Sangamo BioSciences, Inc.(a)	159
4,281	Seattle Genetics, Inc.(a)	224
3,020	Spark Therapeutics, Inc.(a)	201
3,969	Tesaro, Inc.(a)	227
4,400	Ultragenyx Pharmaceutical, Inc.(a)	224

		5,628

	Building Products — 1.57%
3,660	Armstrong World Industries, Inc.(a)	206
9,553	CaesarStone Sdot Yam Ltd.	188
18,230	Gibraltar Industries, Inc.(a)	617
8,743	Jeld-Wen Holding, Inc.(a)	268
4,968	Masonite International Corp.(a)	305
5,703	Ply Gem Holdings, Inc.(a)	123
4,815	Trex Company, Inc.(a)	524

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Building Products (continued)
9,156	Universal Forest Products, Inc.	$297

		2,528

	Capital Markets — 1.82%
15,386	Artisan Partners Asset Management, Inc., Class – A	512
17	Donnelley Financial Solutions, Inc.(a)	—
3,242	E*Trade Financial Corp.(a)	180
3,777	Evercore Partners, Inc., Class – A	329
379	Gain Capital Holdings, Inc.	3
11,234	Greenhill & Co., Inc.	208
116	Houlihan Lokey, Inc.	5
6,794	LPL Financial Holdings, Inc.	415
271	Manning & Napier, Inc.	1
22,886	Pzena Investment Management, Inc.	255
5,009	Raymond James Financial, Inc.	448
9,798	Stifel Financial Corp.	580

		2,936

	Chemicals — 2.47%
147	A. Schulman, Inc.	6
3,672	Albemarle Corp.	341
73	Cabot Corp.	4
8,276	FMC Corp.	634
421	FutureFuel Corp.	5
347	Huntsman Corp.	10
2,689	Innophos Holdings, Inc.	108
17,902	Kraton Performance Polymers, Inc.(a)	855
1,505	NewMarket Corp.	605
27,971	Platform Specialty Products Corp.(a)	269
9,282	Sensient Technologies Corp.	655
89	Stepan Co.	7
73	Trinseo SA	5
25,223	Tronox Ltd., Class – A	465
119	Westlake Chemical Corp.	13

		3,982

	Commercial Services & Supplies — 1.53%
241	ACCO Brands Corp.	3
18,032	Aqua Metals, Inc.^(a)	47
11,214	ARC Document Solutions, Inc.(a)	25
21,286	Covanta Holding Corp.	309
142	Ennis, Inc.	3
26,840	Essendant, Inc.	209
6,770	Healthcare Services Group, Inc.	294
10,526	Interface, Inc.	265
17	LSC Communications, Inc.	—
5,993	McGrath RentCorp	322
6,051	Mobile Mini, Inc.	263
7,139	Multi-Color Corp.	471
101	Quad Graphics, Inc.	3
47	RR Donnelley & Sons Co.	—
17,660	Steelcase, Inc., Class – A	240
23	UniFirst Corp.	4
72	VSE Corp.	4

		2,462

	Communications Equipment — 0.61%
5,375	Acacia Communications, Inc.(a)	207
134	BEL Fuse, Inc., Class – B	3
183	Black Box Corp.	—
198	Comtech Telecommunications Corp.	6
66	EchoStar Corp., Class – A(a)	3
23,436	Infinera Corp.(a)	255

Shares	Security Description	Value (000)
	Communications Equipment (continued)
8,062	Lumentum Holdings, Inc.(a)	$514

		988

	Construction & Engineering — 2.19%
10,013	Granite Construction, Inc.	559
17,150	KBR, Inc.	278
23,951	MasTec, Inc.(a)	1,126
164	MYR Group, Inc.(a)	5
38,753	Tutor Perini Corp.(a)	855
4,859	Valmont Industries, Inc.	711

		3,534

	Construction Materials — 0.89%
4,811	Eagle Materials, Inc., Class – A	496
40,433	Forterra, Inc.^(a)	336
1,568	Martin Marietta Materials, Inc.	325
9,108	Summit Materials, Inc., Class – A(a)	276

		1,433

	Consumer Finance — 0.37%
104	Encore Capital Group, Inc.(a)	5
5,393	Green Dot Corp., Class – A(a)	346
66	Nelnet, Inc., Class – A	3
6,441	PRA Group, Inc.(a)	245
225	Santander Consumer USA Holdings, Inc.	4

		603

	Containers & Packaging — 1.16%
6,492	AptarGroup, Inc.	583
17,326	Berry Plastics Group, Inc.(a)	950
21,232	Graphic Packaging Holding Co.	326
105	Greif, Inc.	6
139	Greif, Inc., Class – A	7

		1,872

	Distributors — 0.48%
5,350	Pool Corp.	782

	Diversified Consumer Services — 1.99%
152	Adtalem Global Education, Inc.(a)	7
103	American Public Education, Inc.(a)	4
12,524	Bright Horizons Family Solutions, Inc.(a)	1,250
59	Capella Education Co.	5
34,839	Career Education Corp.(a)	458
39,032	Chegg, Inc.(a)	806
6	Graham Holdings Co.	4
6,390	Grand Canyon Education, Inc.(a)	670
213	Liberty Tax, Inc.	2
90	Strayer Education, Inc.	9

		3,215

	Diversified Financial Services — 0.21%
14,706	Leucadia National Corp.	334
148	Marlin Business Services Corp.	4

		338

	Diversified Telecommunication Services — 0.47%
17,457	Cogent Communications Group, Inc.	758
89	Consolidated Communications Holdings, Inc.	1
88	Hawaiian Telcom Holdco, Inc.(a)	2
125	IDT Corp.	1
219	Iridium Communications, Inc.(a)	2

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Telecommunication Services (continued)
358	Windstream Holdings, Inc.	$1

		765

	Electric Utilities — 0.02%
260	Hawaiian Electric Industries, Inc.	9
244	PNM Resources, Inc.	9
187	Portland General Electric Co.	8
518	Spark Energy, Inc., Class – A	6

		32

	Electrical Equipment — 0.51%
4,428	Encore Wire Corp.	251
6,375	EnerSys	442
16,049	LSI Industries, Inc.	130
93	Regal-Beloit Corp.	7

		830

	Electronic Equipment, Instruments & Components — 4.68%
4,212	Anixter International, Inc.(a)	319
182	AVX Corp.	3
8,967	Belden, Inc.	618
115	Benchmark Electronics, Inc.	3
6,920	Control4 Corp.(a)	149
53	Dolby Laboratories, Inc., Class – A	3
73	ePlus, Inc.(a)	6
4,545	Fabrinet(a)	143
5,278	FARO Technologies, Inc.(a)	308
31,385	Flextronics International Ltd.(a)	513
11,451	II-VI, Inc.(a)	468
5,580	Insight Enterprises, Inc.(a)	195
1,276	IPG Photonics Corp.(a)	298
8,326	Itron, Inc.(a)	596
18,511	Jabil Circuit, Inc.	532
202	Kimball Electronics, Inc.(a)	3
5,018	Littelfuse, Inc.	1,046
74	Methode Electronics, Inc.	3
98	PC Connection, Inc.	2
57	Plexus Corp.(a)	3
5,926	Rogers Corp.(a)	708
91	Sanmina Corp.(a)	2
7,389	ScanSource, Inc.(a)	263
5,301	SYNNEX Corp.	628
34	Tech Data Corp.(a)	3
504	TTM Technologies, Inc.(a)	8
4,662	Universal Display Corp.	471
16,338	VeriFone Systems, Inc.(a)	251
207	Vishay Intertechnology, Inc.	4

		7,549

	Energy Equipment & Services — 0.40%
80	Diamond Offshore Drilling, Inc.(a)	1
2,755	Dril-Quip, Inc.(a)	123
150	Exterran Corp.(a)	4
103	PHI, Inc.(a)	1
46,006	Superior Energy Services, Inc.(a)	388
4,455	TechnipFMC PLC	131

		648

	Equity Real Estate Investment Trusts — 2.17%
26,581	Acadia Realty Trust	654
1,104	Ashford Hospitality Trust	7
36,810	Catchmark Timber Trust, Inc.	459
431	CBL & Associates Properties, Inc.	2

Shares	Security Description	Value (000)
	Equity Real Estate Investment Trusts (continued)
529	Cedar Realty Trust, Inc.	$2
1,044	Colony Northstar, Inc., Class – A	6
4,311	DiamondRock Hospitality Co.	45
7,675	EastGroup Properties, Inc.	634
32,619	Equity Commonwealth(a)	1,001
724	Investors Real Estate Trust	4
23,040	LaSalle Hotel Properties	668
388	Lexington Realty Trust	3
179	Pennsylvania Real Estate Investment Trust	2
37	PS Business Parks, Inc.	4
1,303	RAIT Financial Trust	—
346	RLJ Lodging Trust	7
329	Washington Prime Group, Inc.	2

		3,500

	Food & Staples Retailing — 0.65%
7,850	Casey’s General Stores, Inc.	862
8,195	Chefs’ Warehouse Holdings LLC(a)	188
57	Ingles Markets, Inc., Class – A	2
71	SpartanNash Co.	1
73	Village Super Market, Inc., Class – A	2

		1,055

	Food Products — 0.49%
64	Cal-Maine Foods, Inc.(a)	3
6,799	Darling Ingredients, Inc.(a)	118
153	Dean Foods Co.	1
51	Fresh Del Monte Produce, Inc.	2
4,780	J&J Snack Foods Corp.	652
62	John B. Sanfilippo & Son, Inc.	4
39	Sanderson Farms, Inc.	5

		785

	Gas Utilities — 0.63%
101	Southwest Gas Corp.	7
22,835	UGI Corp.	1,014

		1,021

	Health Care Equipment & Supplies — 6.14%
2,396	Abiomed, Inc.(a)	697
6,550	Cantel Medical Corp.	730
13,537	Cardiovascular Systems, Inc.(a)	297
7,517	Dexcom, Inc.(a)	557
4,328	Edwards Lifesciences Corp.(a)	604
84	Halyard Health, Inc.(a)	4
25,910	Insulet Corp.(a)	2,247
7,616	iRhythm Technologies, Inc.(a)	479
8,866	Neogen Corp.(a)	594
4,250	Nevro Corp.(a)	368
16,168	Novocure Ltd.(a)	352
3,901	Penumbra, Inc.(a)	451
752	RTI Surgical, Inc.(a)	3
3,834	STERIS PLC	358
46,734	Tandem Diabetes Care, Inc.(a)	232
4,013	The Cooper Companies, Inc.	918
11,180	West Pharmaceutical Services, Inc.	987

		9,878

	Health Care Providers & Services — 2.00%
16,415	Acadia Healthcare Company, Inc.(a)	644
115	Aceto Corp.	1
70	Almost Family, Inc.	4
4,528	AMN Healthcare Services, Inc.(a)	257
21	Chemed Corp.	6

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Providers & Services (continued)
31,432	Diplomat Pharmacy, Inc.(a)	$633
72	Encompass Health Corp.	4
8,807	HealthEquity, Inc.(a)	533
237	Kindred Healthcare, Inc.	2
63	LHC Group, Inc.(a)	4
44	LifePoint Hospitals, Inc., Class – A(a)	2
42	Magellan Health Services, Inc.(a)	4
56	Molina Heathcare, Inc.(a)	5
44	National Healthcare Corp.	3
8,705	Owens & Minor, Inc.	135
59	Providence Service Corp.(a)	4
253	Select Medical Holdings Corp.(a)	4
18,137	Teladoc, Inc.(a)	732
96	Tenet Healthcare Corp.(a)	2
133	The Ensign Group, Inc.	3
9,417	Triple-S Management Corp., Class – A(a)	246
15	UnitedHealth Group, Inc.	3

		3,231

	Health Care Technology — 0.62%
148	Inovalon Holdings, Inc., Class – A(a)	2
8,970	Medidata Solutions, Inc.(a)	563
9,836	Omnicell, Inc.(a)	427

		992

	Hotels, Restaurants & Leisure — 1.40%
16,289	Arcos Dorados Holdings, Inc.	149
162	Bloomin’ Brands, Inc.	4
462	Century Casinos, Inc.(a)	3
173	International Game Technology PLC	5
83	International Speedway Corp., Class – A	4
136	Marcus Corp.	4
369	Pinnacle Entertainment, Inc.(a)	11
8,533	Planet Fitness, Inc., Class – A(a)	322
60	Red Robin Gourmet Burgers, Inc.(a)	3
205	SeaWorld Entertainment, Inc.(a)	3
155	Speedway Motorsports, Inc.	3
7,863	Vail Resorts, Inc.	1,744

		2,255

	Household Durables — 0.56%
545	Beazer Homes USA, Inc.(a)	9
1,236	Cavco Industries, Inc.(a)	214
112	CSS Industries, Inc.	2
74	Flexsteel Industries, Inc.	3
2,958	iRobot Corp.(a)	190
191	Libbey, Inc.	1
203	Lifetime Brands, Inc.	3
196	Taylor Morrison Home Corp., Class – A(a)	5
9,131	Universal Electronics, Inc.(a)	474

		901

	Household Products — 0.00%
51	Central Garden & Pet Co.(a)	3
54	Central Garden & Pet Co., Class – A(a)	2
33	Oil-Dri Corporation of America	1

		6

	Independent Power & Renewable Electricity Producers — 0.01%
512	NRG Yield, Inc., Class – C	9

Shares	Security Description	Value (000)
	Insurance — 3.42%
9,705	American Equity Investment Life Holding Co.	$285
17,739	American Financial Group, Inc.	1,990
19,245	Argo Group International Holdings Ltd.	1,106
15,474	Aspen Insurance Holdings Ltd.	695
96	Assured Guaranty Ltd.	3
3,322	AXIS Capital Holdings Ltd.	191
1,995	Everest Re Group Ltd.	512
8,159	Genworth Financial, Inc., Class – A(a)	23
219	Hallmark Financial Services, Inc.(a)	2
1,688	Hanover Insurance Group, Inc.	199
84	HCI Group, Inc.	3
198	Heritage Insurance Holdings, Inc.	3
195	Maiden Holdings Ltd.	1
12	National Western Life Group, Inc., Class – A	4
122	Universal Insurance Holdings, Inc.	4
2,512	Validus Holdings Ltd.	169
4,456	W.R. Berkley Corp.	324

		5,514

	Internet & Direct Marketing Retail — 0.52%
284	1-800-FLOWERS.COM, Inc., Class – A(a)	3
17,376	Etsy, Inc.(a)	488
17,291	Stitch Fix, Inc., Class – A(a)	351

		842

	Internet Software & Services — 3.21%
9,013	2U, Inc.(a)	757
4,823	Akamai Technologies, Inc.(a)	342
13,382	Benefitfocus, Inc.(a)	327
324	Blucora, Inc.(a)	8
53,251	Brightcove, Inc.(a)	370
184	Cardlytics, Inc.(a)	3
3,203	Care.com, Inc.(a)	52
9,766	Coupa Software, Inc.(a)	446
433	DHI Group, Inc.(a)	1
45,693	Gogo, Inc.^(a)	394
6,811	GrubHub, Inc.(a)	691
44	J2 Global, Inc.	3
193	Match Group, Inc.^(a)	9
11,204	New Relic, Inc.(a)	830
19,075	Nutanix, Inc., Class – A(a)	937
158	Web.com Group, Inc.(a)	3

		5,173

	IT Services — 1.44%
1,232	Alliance Data Systems Corp.	262
86	Blackhawk Network Holdings, Inc.(a)	4
94	Booz Allen Hamilton Holding Corp.	4
31	CACI International, Inc., Class – A(a)	5
68	Cardtronics PLC(a)	2
60	Cass Information Systems, Inc.	4
110	Convergys Corp.	2
73	CoreLogic, Inc.(a)	3
70	CSG Systems International, Inc.	3
2,626	Euronet Worldwide, Inc.(a)	207
8,584	EVERTEC, Inc.	140
3,430	Global Payments, Inc.	383
10,502	Jack Henry & Associates, Inc.	1,270
59	Leidos Holdings, Inc.	4
75	ManTech International Corp., Class – A	4
136	Perficient, Inc.(a)	3
50	Science Applications International Corp.	4
95	Sykes Enterprises, Inc.(a)	3

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Services (continued)
208	The Hackett Group, Inc.	$3
220	Travelport Worldwide Ltd.	4
106	TTEC Holdings, Inc.	3

		2,317

	Leisure Products — 0.66%
36,455	Callaway Golf Co.	595
378	JAKKS Pacific, Inc.(a)	1
171	Johnson Outdoors, Inc., Class – A	11
27,616	Vista Outdoor, Inc.(a)	451

		1,058

	Life Sciences Tools & Services — 0.96%
39	Bio-Rad Laboratories, Inc., Class – A(a)	10
156	Bruker Biosciences Corp.	5
5,651	Cambrex Corp.(a)	296
1,257	Illumina, Inc.(a)	297
174	Luminex Corp.	4
69,470	NeoGenomics, Inc.(a)	566
24,935	Pacific Biosciences of California, Inc.(a)	51
131	PRA Health Sciences, Inc.(a)	11
9,721	Qiagen N.V.(a)	314
124	Syneos Health, Inc.(a)	4

		1,558

	Machinery — 4.12%
14,257	Actuant Corp., Class – A	331
121	AGCO Corp.	8
91	American Railcar Industries	3
168	Briggs & Stratton Corp.	4
13,232	Chart Industries, Inc.(a)	781
343	Columbus McKinnon Corp.	12
257	Freightcar America, Inc.	3
127	Global Brass & Copper Holdings, Inc.	4
60	Hyster-Yale Materials Handling, Inc., Class – A	4
11,523	IDEX Corp.	1,643
12,728	ITT, Inc.	623
6,070	Kadant, Inc.	574
9,509	Lincoln Electric Holdings, Inc.	856
22,112	Meritor, Inc.(a)	455
232	Miller Industries, Inc.	6
116	Oshkosh Corp.	9
4,335	Proto Labs, Inc.(a)	510
1,999	SPX FLOW, Inc.(a)	98
3,762	Terex Corp.	141
182	The Greenbrier Companies, Inc.	9
183	The Timken Co.	8
13,597	TriMas Corp.(a)	357
275	Trinity Industries, Inc.	9
384	Wabash National Corp.	8
1,407	WABCO Holdings, Inc.(a)	188

		6,644

	Marine — 0.19%
311	Costamare, Inc.	2
3,954	Kirby Corp.(a)	304

		306

	Media — 0.45%
82	AMC Entertainment Holdings, Inc., Class – A	1
97	Discovery Communications, Inc., Class – A(a)	2

Shares	Security Description	Value (000)
	Media (continued)
179	Entercom Communications Corp.	$2
179	Gannett Company, Inc.	2
94,470	Global Eagle Entertainment, Inc.(a)	138
12,813	IMAX Corp.(a)	246
13,877	Lions Gate Entertainment Corp., Class – B	334
317	Salem Communications Corp., Class – A	1
80	Sinclair Broadcast Group, Inc., Class – A	3
51	Viacom, Inc., Class – A	2

		731

	Metals & Mining — 2.38%
8,149	Agnico-Eagle Mines Ltd.	343
47,300	Allegheny Technologies, Inc.(a)	1,121
17,622	Carpenter Technology Corp.	777
44,437	Coeur d’Alene Mines Corp.(a)	355
232	Commercial Metals Co.	5
66,120	Ferroglobe PLC(a)	709
61,874	Ferroglobe R&W Insurance Trust Co.*	—
3,715	Steel Dynamics, Inc.	164
76,344	Tahoe Resources, Inc.	358

		3,832

	Mortgage Real Estate Investment Trusts — 0.48%
415	AG Mortgage Investment Trust, Inc.	7
631	Annaly Capital Management, Inc.	7
1,291	Anworth Mortgage Asset Corp.	6
125	Apollo Commercial Real Estate Finance, Inc.	2
371	Ares Commercial Real Estate Corp.	5
466	Capstead Mortgage Corp.	4
385	Chimera Investment Corp.	7
483	CYS Investments, Inc.	3
694	Dynex Capital, Inc.	5
431	Invesco Mortgage Capital, Inc.	7
389	MTGE Investment Corp.	7
473	New Residential Investment Corp.	7
45,287	Redwood Trust, Inc.	700
576	Western Asset Mortgage Capital Corp.	6

		773

	Multiline Retail — 0.00%
55	Big Lots, Inc.	2
44	Dillard’s, Inc., Class – A	4

		6

	Multi-Utilities — 0.01%
189	Avista Corp.	9
185	Unitil Corp.	9

		18

	Oil, Gas & Consumable Fuels — 2.23%
45	Andeavor	5
288	Ardmore Shipping Corp.(a)	2
44,932	Carrizo Oil & Gas, Inc.(a)	719
412	Delek US Holdings, Inc.	17
428	DHT Holdings, Inc.	1
290	Dorian LPG Ltd.(a)	2
20,601	Energen Corp.(a)	1,296
12,599	Euronav N.V.	103
22,086	GasLog Ltd.	364
376	Gener8 Maritime, Inc.(a)	2
5,475	Golar LNG Ltd.	150
59	International Seaways, Inc.(a)	1
9,405	Matador Resources Co.(a)	281

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil, Gas & Consumable Fuels (continued)
10,490	Murphy Oil Corp.	$271
15,484	Navigator Holdings Ltd.(a)	182
1,356	Navios Maritime Acquisition Co.^	1
180	Overseas Shipholding Group, Inc.(a)	1
34	REX American Resources Corp.(a)	2
456	Scorpio Tankers, Inc.	1
11,503	SM Energy Co.	207
672	Teekay Tankers Ltd.	1

		3,609

	Paper & Forest Products — 0.01%
103	Domtar Corp.	4
171	P.H. Glatfelter Co.	4
95	Schweitzer-Mauduit International, Inc.	4

		12

	Personal Products — 0.00%
24	Nu Skin Enterprises, Inc., Class – A	2

	Pharmaceuticals — 1.67%
3,444	Aerie Pharmaceuticals, Inc.(a)	187
10,832	Catalent, Inc.(a)	445
13,939	Collegium Pharmaceutical, Inc.(a)	356
28,306	Impax Laboratories, Inc.(a)	551
20,971	Intersect ENT, Inc.(a)	823
2,926	Nektar Therapeutics(a)	311
281	Phibro Animal Health Corp., Class – A	11
68	Prestige Brands Holdings, Inc.(a)	2
109	The Medicines Co.(a)	4

		2,690

	Professional Services — 0.34%
243	CBIZ, Inc.(a)	4
131	Kelly Services, Inc., Class – A	4
146	Kforce, Inc.	4
10,343	Korn Ferry International	534
129	TrueBlue, Inc.(a)	3

		549

	Real Estate Management & Development — 0.36%
24,663	Alexander & Baldwin, Inc.	571
63	Rafael Holdings, Inc., Class – B(a)	—
617	Realogy Holdings Corp.	17

		588

	Road & Rail — 0.39%
240	ArcBest Corp.	8
5,270	Avis Budget Group, Inc.(a)	247
129	Covenant Transportation Group, Inc., Class – A(a)	4
7,831	Knight-Swift Transportation Holdings, Inc.	359
158	P.A.M. Transportation Services, Inc.(a)	6

		624

	Semiconductors & Semiconductor Equipment — 6.44%
764	Amkor Technology, Inc.(a)	8
2,144	Cavium, Inc.(a)	170
89	Cirrus Logic, Inc.(a)	4
360	Cohu, Inc.	8
10,764	Cree, Inc.(a)	434
56,229	Cypress Semiconductor Corp.	954
168	Diodes, Inc.(a)	5
287	Entegris, Inc.	10
66	First Solar, Inc.(a)	5

Shares	Security Description	Value (000)
	Semiconductors & Semiconductor Equipment (continued)
15,006	FormFactor, Inc.(a)	$205
6,678	Inphi Corp.(a)	201
13,936	Integrated Device Technology, Inc.(a)	426
27,401	MA-COM Technology Solutions Holdings, Inc.(a)	455
8,001	Maxim Integrated Products, Inc.	482
8,950	Microsemi Corp.(a)	579
4,359	MKS Instruments, Inc.	504
12,568	Monolithic Power Systems, Inc.	1,455
17,509	ON Semiconductor Corp.(a)	428
343	Photronics, Inc.(a)	3
12,911	Qorvo, Inc.(a)	910
112,138	QuickLogic Corp.^(a)	170
23,446	Semtech Corp.(a)	916
2,313	Silicon Laboratories, Inc.(a)	208
7,811	Skyworks Solutions, Inc.	783
5,917	SolarEdge Technologies, Inc.(a)	311
64	Synaptics, Inc.(a)	3
743	Ultra Clean Holdings, Inc.(a)	14
27,655	Veeco Instruments, Inc.(a)	470
11,751	Xperi Corp.	249

		10,370

	Software — 5.69%
17,563	Blackline, Inc.(a)	689
11,080	CommVault Systems, Inc.(a)	634
6,020	Digimarc Corp.(a)	144
54	Ebix, Inc.	4
3,766	Ellie Mae, Inc.(a)	346
6,080	Fair Isaac Corp.	1,030
9,718	Guidewire Software, Inc.(a)	786
6,009	HubSpot, Inc.(a)	651
30,567	Nuance Communications, Inc.(a)	481
2,106	Paycom Software, Inc.(a)	226
5,405	Proofpoint, Inc.(a)	614
11,822	PTC, Inc.(a)	922
6,974	RingCentral, Inc., Class – A(a)	443
60,982	TiVo Corp.	826
3,939	Tyler Technologies, Inc.(a)	831
18,900	Zscaler, Inc.^(a)	531

		9,158

	Specialty Retail — 0.94%
368	Ascena Retail Group, Inc.(a)	1
317	Big 5 Sporting Goods Corp.^	2
10,501	Carvana Co.(a)	241
196	Express, Inc.(a)	1
99	GameStop Corp., Class – A	1
51	Group 1 Automotive, Inc.	3
11,808	Monro Muffler Brake, Inc.	633
81	Penske Automotive Group, Inc.	4
213	Rent-A-Center, Inc.	2
152	Sonic Automotive, Inc., Class – A	3
347	Stein Mart, Inc.	1
19,447	Tailored Brands, Inc.	487
998	The Children’s Place Retail Stores, Inc.	135
724	Tilly’s, Inc., Class – A	8

		1,522

	Technology Hardware, Storage & Peripherals — 0.43%
16,576	Diebold, Inc.^	255

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Technology Hardware, Storage & Peripherals (continued)
21,942	Pure Storage, Inc., Class – A(a)	$438

		693

	Textiles, Apparel & Luxury Goods — 1.04%
9,407	Columbia Sportswear Co.	719
3,716	G-III Apparel Group Ltd.(a)	140
140	Movado Group, Inc.	5
1,994	Oxford Industries, Inc.	149
23,191	Wolverine World Wide, Inc.	670

		1,683

	Thrifts & Mortgage Finance — 0.05%
97	Federal Agricultural Mortgage Corp., Class – C	8
68	First Defiance Financial Corp.	4
129	HomeStreet, Inc.(a)	4
587	MGIC Investment Corp.(a)	8
203	PennyMac Financial Services, Inc.(a)	5
222	Radian Group, Inc.	4
405	TrustCo Bank Corp. NY	3
130	Walker & Dunlop, Inc.	8
897	WSFS Financial Corp.	43

		87

	Tobacco — 0.15%
5,065	Universal Corp.	246

	Trading Companies & Distributors — 1.38%
199	Air Lease Corp.	8
171	Aircastle Ltd.	3
9,966	Beacon Roofing Supply, Inc.(a)	528
17,597	BMC Stock Holdings, Inc.(a)	344
7,551	DXP Enterprises, Inc.(a)	294
126	GATX Corp.	9
11,988	MRC Global, Inc.(a)	197
5,056	SiteOne Landscape Supply, Inc.(a)	390
103	Veritiv Corp.(a)	4
2,484	Watsco, Inc.	450
77	WESCO International, Inc.(a)	5

		2,232

	Transportation Infrastructure — 0.29%
12,473	Macquarie Infrastructure Corp.	461

	Wireless Telecommunication Services — 0.32%
20,942	Boingo Wireless, Inc.(a)	519
99	Spok Holdings, Inc.	1

		520

	Total Common Stocks	145,665

	Contingent Right — 0.00%
	Biotechnology — 0.00%
700	Clinical Data, Inc.*(a)(b)	—

	Total Contingent Right	—

Principal Amount (000)	Security Description	Value (000)
	Time Deposit — 2.18%
$3,515	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.46%, 4/2/18	$3,515

	Total Time Deposit	3,515

Shares
	Mutual Funds — 7.88%
615,662	Federated Treasury Obligations Fund, Institutional Shares, 1.49%^^(c)	616
739,706	State Street Institutional Liquid Reserves Fund, Trust Class, 1.04%(c)	740
11,345,017	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.50%(c)	11,344

	Total Mutual Funds	12,700

Principal Amount (000)
	Repurchase Agreement — 0.67%
$1,074	Jefferies LLC, 1.80%, 4/2/18 (Purchased on 3/29/18, proceeds at maturity $1,074,661 collateralized by U.S. Treasury Obligations, 0.71% – 3.05%, 1/15/28 – 5/15/47 fair value $1,095,935)^^	1,074

	Total Repurchase Agreement	1,074

	Total Investments (cost $121,043) — 101.06%	162,954
	Liabilities in excess of other assets — (1.06)%	(1,705)

	Net Assets—100.00%	$161,249

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on March 31, 2018 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolios of Investments.

^	All or part of this security was on loan as of March 31, 2018. The total value of securities on loan as of March 31, 2018, was $1,597 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2018.

(a)	Represents non-income producing security.

(b)	Rights entitle the Portfolio to cash based on the company’s achievement of milestones in connection with a pharmaceutical drug that was brought to market.

(c)	The rate disclosed is the rate in effect on March 31, 2018.

ADR — American Depositary Receipt

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio

Portfolio of Investments (concluded) — March 31, 2018 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio	Advisory Research, Inc.	Frontier Capital Management Company, LLC	Mellon Capital Management Corporation*	Parametric Portfolio Associates, LLC	Pzena Investment Management, LLC	RMB Capital Management, LLC	HC Capital Solutions	Total
Common Stocks	15.48%	33.31%	0.84%	—	5.22%	35.48%	—	90.33%
Contingent Right	0.00%	—	—	—	—	—	—	0.00%
Time Deposit	—	0.42%	—	—	0.08%	1.68%	—	2.18%
Mutual Funds	0.56%	0.23%	0.01%	4.59%	0.04%	—	2.45%	7.88%
Repurchase Agreement	0.19%	0.40%	0.00%	—	0.08%	—	—	0.67%
Other Assets (Liabilities)	-0.29%	-0.61%	-0.01%	-0.05%	-0.11%	0.01%	0.00%	-1.06%

Total Net Assets	15.94%	33.75%	0.84%	4.54%	5.31%	37.17%	2.45%	100.00%

*	Part of BNY Mellon Asset Management North America Corporation

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2018.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Russell 2000 Mini Index Future	88	6/15/18	$7,046	$6,737	$(309)

			$7,046	$6,737	$(309)

	Total Unrealized Appreciation				$—
	Total Unrealized Depreciation				(309)

	Total Net Unrealized Appreciation/(Depreciation)				$(309)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Real Estate Securities Portfolio

Portfolio of Investments — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 83.06%
	Equity Real Estate Investment Trusts — 75.34%
21,166	Agree Realty Corp.	$1,017
44,474	Alexandria Real Estate Equities, Inc.	5,554
31,786	American Tower Corp.	4,620
53,900	Apartment Investment & Management Co., Class – A	2,196
32,809	AvalonBay Communities, Inc.	5,396
37,129	Boston Properties, Inc.	4,575
91,162	Brandywine Realty Trust	1,448
18,954	Coresite Realty Corp.	1,900
90,527	Corporate Office Properties Trust	2,338
82,849	Douglas Emmett, Inc.	3,046
6,942	Equinix, Inc.	2,903
30,844	Equity Lifestyle Properties, Inc.	2,707
17,260	Essex Property Trust, Inc.	4,154
37,558	Extra Space Storage, Inc.	3,281
23,496	GGP, Inc.	481
147,710	HCP, Inc.	3,431
45,141	Healthcare Trust of America, Inc., Class – A	1,194
150,886	Invitation Homes, Inc.	3,445
45,737	JBG Smith Properties	1,542
46,160	LaSalle Hotel Properties	1,339
97,938	Prologis, Inc.	6,169
12,040	PS Business Parks, Inc.	1,361
32,122	Public Storage	6,437
69,058	Regency Centers Corp.	4,073
91,973	Retail Properties of America, Inc., Class – A	1,072
108,016	Rexford Industrial Realty, Inc.	3,110
56,880	Simon Property Group, Inc.	8,778
27,216	Sun Communities, Inc.	2,487
22,805	Taubman Centers, Inc.	1,298
4,722	The Macerich Co.	265
8,639	Universal Health Realty Income Trust	519
58,142	Xenia Hotels & Resorts, Inc.	1,147

		93,283

	Health Care Providers & Services — 0.46%
70,182	Brookdale Senior Living, Inc.(a)	471
65,518	Genesis Healthcare, Inc.(a)	99

		570

	Hotels, Restaurants & Leisure — 6.02%
39,221	Extended Stay America, Inc.	775
32,330	Hilton Worldwide Holdings, Inc.	2,546
26,146	Hyatt Hotels Corp., Class – A	1,994
9,638	Vail Resorts, Inc.	2,137

		7,452

	Multiline Retail — 0.41%
17,171	Macy’s, Inc.	511

	Real Estate Management & Development — 0.83%
59,042	Kennedy-Wilson Holdings, Inc.	1,027

	Total Common Stocks	102,843

Shares	Security Description	Value (000)
	Mutual Funds — 14.68%
503,075	DWS Government Cash Money Market Fund, Institutional Shares, 1.20%(b)	$503
17,678,552	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.50%(b)	17,679

	Total Mutual Funds	18,182

	Total Investments (cost $108,582) — 97.74%	121,025
	Other assets in excess of liabilities — 2.26%	2,795

	Net Assets—100.00%	$123,820

(a)	Represents non-income producing security.

(b)	The rate disclosed is the rate in effect on March 31, 2018.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Real Estate Securities Portfolio

Portfolio of Investments (concluded) — March 31, 2018 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Real Estate Securities Portfolio	Parametric Portfolio Associates, LLC	Wellington Management Company, LLP	HC Capital Solutions	Total
Common Stocks	—	83.06%	—	83.06%
Mutual Funds	8.64%	0.41%	5.63%	14.68%
Other Assets (Liabilities)	1.73%	0.52%	0.01%	2.26%

Total Net Assets	10.37%	83.99%	5.64%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2018.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Dow Jones U.S. Real Estate Index Future	406	6/15/18	$12,120	$12,147	$27

			$12,120	$12,147	$27

	Total Unrealized Appreciation				$27
	Total Unrealized Depreciation				—

	Total Net Unrealized Appreciation/(Depreciation)				$27

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 80.90%
	Australia — 2.91%
274,615	Alumina Ltd. (Metals & Mining)	$504
121,932	Amcor Ltd. (Containers & Packaging)	1,335
328,995	BHP Billiton Ltd. (Metals & Mining)	7,291
141,644	BlueScope Steel Ltd. (Metals & Mining)	1,666
120,998	Boral Ltd. (Construction Materials)	698
29,130	Caltex Australia Ltd. (Oil, Gas & Consumable Fuels)	707
174,661	Fortescue Metals Group Ltd. (Metals & Mining)	588
189,276	Incitec Pivot Ltd. (Chemicals)	515
191,018	Newcrest Mining Ltd. (Metals & Mining)	2,880
42,062	Orica Ltd. (Chemicals)	579
202,696	Origin Energy Ltd. (Oil, Gas & Consumable Fuels)(a)	1,368
44,660	Rio Tinto Ltd. (Metals & Mining)	2,530
178,448	Santos Ltd. (Oil, Gas & Consumable Fuels)	704
583,052	South32 Ltd. (Metals & Mining)	1,465
84,259	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	1,910

		24,740

	Austria — 0.20%
17,440	OMV AG (Oil, Gas & Consumable Fuels)	1,017
12,757	Voestalpine AG (Metals & Mining)	669

		1,686

	Belgium — 0.27%
8,116	Solvay SA (Chemicals)	1,128
21,360	Umicore SA (Chemicals)	1,131

		2,259

	Bermuda — 0.07%
360,000	Kunlun Energy Co. Ltd. (Oil, Gas & Consumable Fuels)	313
183,000	Nine Dragons Paper Holdings Ltd. (Paper & Forest Products)	277

		590

	Brazil — 1.67%
70,000	Companhia Siderurgica Nacional SA (CSN) (Metals & Mining)(a)	188
13,613	Cosan SA Industria e Comercio (Oil, Gas & Consumable Fuels)	171
20,577	Duratex SA (Paper & Forest Products)	74
28,000	Fibria Celulose SA (Paper & Forest Products)	549
120,480	Petroleo Brasileiro SA, ADR (Oil, Gas & Consumable Fuels)(a)	1,704
330,812	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)(a)	2,345
45,300	Suzano Papel e Celulose SA (Paper & Forest Products)	460
42,803	Ultrapar Participacoes SA (Oil, Gas & Consumable Fuels)	927
286,044	Vale SA, ADR (Metals & Mining)	3,638
324,876	Vale SA (Metals & Mining)	4,174

		14,230

	Canada — 7.77%
62,576	Agnico-Eagle Mines Ltd. (Metals & Mining)	2,633

Shares	Security Description	Value (000)
	Canada (continued)
18,300	AltaGas Ltd. (Oil, Gas & Consumable Fuels)^	$339
39,300	ARC Resources Ltd. (Oil, Gas & Consumable Fuels)	428
146,330	Barrick Gold Corp., ADR (Metals & Mining)	1,822
172,333	Barrick Gold Corp. (Metals & Mining)	2,147
44,200	Cameco Corp. (Oil, Gas & Consumable Fuels)	402
205,040	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	6,446
15,500	CCL Industries, Inc., Class B (Containers & Packaging)	783
96,414	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	821
60,400	Crescent Point Energy Corp. (Oil, Gas & Consumable Fuels)	411
80,404	Eldorado Gold Corp. (Metals & Mining)	67
103,311	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	3,250
72,203	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	2,272
220,203	Encana Corp. (Oil, Gas & Consumable Fuels)	2,422
241,629	First Quantum Minerals Ltd. (Metals & Mining)	3,393
18,640	Franco-Nevada Corp. (Metals & Mining)	1,272
89,800	Goldcorp, Inc. (Metals & Mining)	1,240
39,275	Husky Energy, Inc. (Oil, Gas & Consumable Fuels)	562
34,260	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	907
40,100	Inter Pipeline Ltd. (Oil, Gas & Consumable Fuels)	696
6,970	International Petroleum Corp. (Oil, Gas & Consumable Fuels)(a)	29
20,500	Keyera Corp. (Oil, Gas & Consumable Fuels)	533
576,095	Kinross Gold Corp. (Metals & Mining)(a)	2,276
309,999	Lucara Diamond Corp. (Metals & Mining)	484
10,100	Methanex Corp. (Chemicals)	612
66,083	Nutrien Ltd. (Materials)	3,124
53,971	Pembina Pipelines Corp. (Oil, Gas & Consumable Fuels)	1,684
18,400	Peyto Exploration & Development Corp. (Oil, Gas & Consumable Fuels)^	154
23,000	PrairieSky Royalty Ltd. (Oil, Gas & Consumable Fuels)	503
26,900	Seven Generations Energy (Oil, Gas & Consumable Fuels)(a)	334
348,649	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	12,042
59,697	Teck Cominco Ltd., Class B (Metals & Mining)	1,538
23,600	Tourmaline Oil Corp. (Oil, Gas & Consumable Fuels)	400
163,515	TransCanada Corp. (Oil, Gas & Consumable Fuels)	6,763
161,990	Trican Well Service, Inc. (Oil & Gas Equipment & Services)(a)	377

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
112,906	Turquoise Hill Resources Ltd. (Metals & Mining)(a)	$345
137,748	Uranium Participation Corp. (Capital Markets)(a)(b)	413
13,000	Vermilion Energy, Inc. (Oil, Gas & Consumable Fuels)^	419
7,400	West Fraser Timber Co. Ltd. (Paper & Forest Products)	492
48,151	Wheaton Precious Metals Corp. (Metals & Mining)	981
106,300	Yamana Gold, Inc. (Metals & Mining)	294

		66,110

	Chile — 0.22%
44,239	Antofagasta PLC (Metals & Mining)	572
140,232	Empresas CMPC SA (Paper & Forest Products)	534
50,814	Empresas Copec SA (Oil, Gas & Consumable Fuels)	799

		1,905

	China — 1.48%
442,000	Aluminum Corporation of China Ltd., H Shares (Metals & Mining)(a)	250
138,700	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	763
229,000	China Coal Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	92
324,000	China National Building Material Co. Ltd., H Shares (Construction Materials)^	357
203,000	China Oilfield Services Ltd., H Shares (Energy Equipment & Services)	213
2,835,869	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	2,516
402,800	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	1,011
3,191,340	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	4,725
140,000	Jiangxi Copper Co. Ltd., H Shares (Metals & Mining)	202
2,346,729	PetroChina, H Shares (Oil, Gas & Consumable Fuels)	1,630
392,000	Sinopec Shanghai Petrochemical Co. Ltd., H Shares (Chemicals)	240
208,000	Yanzhou Coal Mining Co., H Shares (Oil, Gas & Consumable Fuels)	269
643,000	Zijin Mining Group Co. Ltd., H Shares (Metals & Mining)	292

		12,560

	Colombia — 0.11%
51,680	Cementos Argos SA (Construction Materials)	179
551,082	Ecopetrol SA (Oil, Gas & Consumable Fuels)	516
32,582	Grupo Argos SA (Construction Materials)	220

		915

Shares	Security Description	Value (000)
	Denmark — 0.27%
11,094	Christian Hansen Holding A/S (Chemicals)	$960
25,258	Novozymes A/S, B Shares (Chemicals)	1,315

		2,275

	Finland — 0.50%
15,181	Neste Oil Oyj (Oil, Gas & Consumable Fuels)^	1,057
61,803	Stora Enso Oyj, R Shares (Paper & Forest Products)^	1,136
56,193	UPM-Kymmene Oyj (Paper & Forest Products)	2,083

		4,276

	France — 3.36%
43,809	Air Liquide SA (Chemicals)	5,375
7,620	Arkema SA (Chemicals)	995
4,017	Imerys SA (Construction Materials)	390
379,890	Total SA (Oil, Gas & Consumable Fuels)	21,773

		28,533

	Germany — 2.34%
94,086	BASF SE (Chemicals)	9,541
7,951	Covestro AG (Chemicals)	783
18,297	Evonik Industries AG (Chemicals)	645
15,668	HeidelbergCement AG (Construction Materials)	1,539
21,472	K+S AG – Registered (Chemicals)	620
10,268	Lanxess AG (Chemicals)	787
19,026	Linde AG (Chemicals)	3,821
13,835	Symrise AG (Chemicals)	1,114
40,287	ThyssenKrupp AG (Metals & Mining)	1,052

		19,902

	Greece — 0.01%
3,504	Titan Cement Co. SA (Construction Materials)	87

	Hungary — 0.04%
32,032	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	350

	India — 0.55%
143,775	Reliance Industries Ltd., GDR (Oil, Gas & Consumable Fuels)(c)	3,910
34,160	Tata Steel Ltd., Registered Shares, GDR (Metals & Mining)	298
28,883	Vedanta Ltd., ADR (Metals & Mining)	507

		4,715

	Indonesia — 0.13%
1,607,600	PT Adaro Energy Tbk (Oil, Gas & Consumable Fuels)	251
165,200	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	193
332,700	PT Semen Gresik (Persero) Tbk (Construction Materials)	251
187,500	PT United Tractors Tbk (Oil, Gas & Consumable Fuels)	437

		1,132

	Ireland (Republic of) — 0.35%
87,357	CRH PLC (Construction Materials)	2,959

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Israel — 0.08%
4,298	Frutarom Industries Ltd. (Chemicals)	$396
57,266	Israel Chemicals Ltd. (Chemicals)	243

		639

	Italy — 1.07%
428,892	Eni SpA (Oil, Gas & Consumable Fuels)	7,554
67,749	Saipem SpA (Energy Equipment & Services)(a)	266
283,278	Snam Rete Gas SpA (Oil, Gas & Consumable Fuels)	1,302

		9,122

	Japan — 3.53%
16,700	Air Water, Inc. (Chemicals)	326
134,000	Asahi Kasei Corp. (Chemicals)	1,792
31,400	Daicel Corp. (Chemicals)	345
11,700	Hitachi Chemical Co. Ltd. (Chemicals)	261
24,100	Hitachi Metals Ltd. (Metals & Mining)^	283
9,800	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	375
109,900	INPEX Corp. (Oil, Gas & Consumable Fuels)	1,364
57,200	JFE Holdings, Inc. (Metals & Mining)	1,154
21,600	JSR Corp. (Chemicals)	486
334,494	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	2,039
31,000	Kaneka Corp. (Chemicals)	308
24,500	Kansai Paint Co. Ltd. (Chemicals)	573
34,700	Kobe Steel Ltd. (Metals & Mining)	344
39,800	Kuraray Co. Ltd. (Chemicals)	690
6,300	Maruichi Steel Tube Ltd. (Metals & Mining)^	192
148,500	Mitsubishi Chemical Holdings Corp. (Chemicals)	1,446
20,300	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	490
12,500	Mitsubishi Materials Corp. (Metals & Mining)	371
20,600	Mitsui Chemicals, Inc. (Chemicals)	654
18,300	Nippon Paint Holdings Co. Ltd. (Chemicals)	674
178,400	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	3,917
13,800	Nissan Chemical Industries Ltd. (Chemicals)^	573
17,400	Nitto Denko Corp. (Chemicals)	1,315
91,000	Oji Paper Co. Ltd. (Paper & Forest Products)	587
39,915	Shin-Etsu Chemical Co. Ltd. (Chemicals)	4,165
21,000	Showa Shell Sekiyu KK (Oil, Gas & Consumable Fuels)	286
176,000	Sumitomo Chemical Co. Ltd. (Chemicals)	1,021
27,500	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	1,138
13,600	Taiheiyo Cement Corp. (Construction Materials)	489
11,500	Taiyo Nippon Sanso Corp. (Chemicals)	174
21,000	Teijin Ltd. (Chemicals)	399
155,000	Toray Industries, Inc. (Chemicals)^	1,476

Shares	Security Description	Value (000)
	Japan (continued)
18,300	Toyo Seikan Kaisha Ltd. (Containers & Packaging)	$273

		29,980

	Jersey — 1.58%
2,490,938	Glencore International PLC (Metals & Mining)	12,376
28,976	Petrofac Ltd. (Energy Equipment & Services)	207
10,511	Randgold Resources Ltd. (Metals & Mining)	873

		13,456

	Luxembourg — 0.87%
13,620	Arcelor Mittal, NYS (Pharmaceuticals)	433
157,293	ArcelorMittal (Metals & Mining)	4,995
114,190	Tenaris SA (Energy Equipment & Services)	1,974

		7,402

	Malaysia — 0.10%
31,600	Lafarge Malayan Cement Berhad (Construction Materials)	35
269,200	Petronas Chemicals Group Berhad (Chemicals)	568
22,200	Petronas Dagangan Berhad (Oil, Gas & Consumable Fuels)	142
544,300	SapuraKencana Petroleum Berhad (Energy Equipment & Services)	72

		817

	Mexico — 0.36%
1,535,741	CEMEX SAB de CV (Construction Materials)(a)	1,016
401,534	Grupo Mexico SAB de CV, Series B (Metals & Mining)	1,338
15,609	Industrias Penoles SAB de CV (Metals & Mining)	315
119,820	Mexichem SAB de CV (Chemicals)	367

		3,036

	Netherlands — 1.08%
26,070	Akzo Nobel N.V. (Chemicals)	2,463
4,889	Core Laboratories N.V. (Energy Equipment & Services)	529
19,869	Koninklijke DSM N.V. (Chemicals)	1,975
7,853	Koninklijke Vopak N.V. (Oil, Gas & Consumable Fuels)	386
36,228	LyondellBasell Industries N.V., Class – A (Chemicals)	3,828

		9,181

	New Zealand — 0.04%
77,688	Fletcher Building Ltd. (Construction Materials)	341

	Norway — 0.90%
333,160	Norsk Hydro ASA (Metals & Mining)	1,977
203,595	Statoil ASA (Oil, Gas & Consumable Fuels)	4,820
19,923	Yara International ASA (Chemicals)	852

		7,649

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Papua New Guinea — 0.11%
162,281	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	$901

	Peru — 0.04%
21,300	Compania de Minas Buenaventura SA, ADR (Metals & Mining)	324

	Poland — 0.25%
3,383	Grupa Azoty SA (Chemicals)	55
15,267	Grupa Lotos SA (Oil, Gas & Consumable Fuels)	236
5,927	Jastrzebska Spolka Weglowa SA (Metals & Mining)(a)	141
15,706	KGHM Polska Miedz SA (Metals & Mining)	400
37,986	Polski Koncern Naftowy Orlen SA (Oil, Gas & Consumable Fuels)	936
197,692	Polskie Gornictwo Naftowe i Gazownictwo SA (Oil, Gas & Consumable Fuels)	327

		2,095

	Portugal — 0.62%
281,227	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)	5,303

	Qatar — 0.01%
30,321	Qatar Gas Transport Co. Ltd. (Oil, Gas & Consumable Fuels)	127

	Russia — 1.70%
289,200	ALROSA AO (Metals & Mining)	461
654,251	Gazprom OAO – Sponsored ADR (Oil, Gas & Consumable Fuels)	3,190
47,296	LUKOIL PJSC, ADR (Oil, Gas & Consumable Fuels)	3,265
130,218	MMC Norilsk Nickel PJSC, ADR (Metals & Mining)	2,436
10,530	Novatek OAO, Registered Shares, GDR (Oil, Gas & Consumable Fuels)	1,445
10,897	Phosagro OAO, GDR (Chemicals)	158
132,013	Rosneft Oil Co. OJSC, Registered Shares, GDR (Oil, Gas & Consumable Fuels)	725
23,380	Severstal, Registered Shares, GDR (Metals & Mining)	353
161,639	Surgutneftegas, ADR (Oil, Gas & Consumable Fuels)	792
25,684	Tatneft PJSC, ADR (Oil, Gas & Consumable Fuels)	1,627

		14,452

	South Africa — 0.49%
6,051	Anglo Platinum Ltd. (Metals & Mining)	166
45,789	AngloGold Ashanti Ltd. (Metals & Mining)	442
23,659	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)	219
92,164	Gold Fields Ltd. (Metals & Mining)	372
70,067	Impala Platinum Holdings Ltd. (Metals & Mining)(a)	140
13,273	Mondi Ltd. (Paper & Forest Products)	362
60,742	Sappi Ltd. (Paper & Forest Products)	391
58,293	Sasol Ltd. (Chemicals)	1,989

Shares	Security Description	Value (000)
	South Africa (continued)
82,919	Sibanye Gold Ltd. (Metals & Mining)	$83

		4,164

	South Korea — 1.20%
5,708	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	332
12,018	Hanwha Chemical Corp. (Chemicals)	336
1,730	Honam Petrochemical Corp. (Chemicals)	709
2,364	Hyosung Corp. (Chemicals)	267
8,982	Hyundai Steel Co. (Metals & Mining)	436
3,365	Korea Zinc Co. (Metals & Mining)	1,528
2,051	Kumho Petro Chemical Co. Ltd. (Chemicals)	188
5,080	LG Chem Ltd. (Chemicals)	1,855
1,265	OCI Co. Ltd. (Chemicals)	189
7,344	POSCO (Metals & Mining)	2,345
7,482	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	1,487
5,030	S-Oil Corp. (Oil, Gas & Consumable Fuels)	570

		10,242

	Spain — 0.26%
122,159	Repsol YPF SA (Oil, Gas & Consumable Fuels)	2,171

	Sweden — 0.64%
30,684	Boliden AB (Metals & Mining)	1,080
171,791	Lundin Petroleum AB (Oil, Gas & Consumable Fuels)	4,341

		5,421

	Switzerland — 0.88%
918	EMS-Chemie Holding AG – Registered (Chemicals)	581
972	Givaudan SA (Chemicals)^	2,217
47,923	LafargeHolcim Ltd., Registered Shares (Construction Materials)	2,627
235	Sika AG (Chemicals)	1,844
104,200	Weatherford International PLC (Energy Equipment & Services)(a)	239

		7,508

	Taiwan — 0.79%
264,082	Asia Cement Corp. (Construction Materials)	257
1,293,376	China Steel Corp. (Metals & Mining)	1,033
353,000	Formosa Chemicals & Fibre Corp. (Chemicals)	1,333
128,000	Formosa Petrochemical Corp. (Oil, Gas & Consumable Fuels)	526
435,160	Formosa Plastics Corp. (Chemicals)	1,550
501,010	Nan Ya Plastics Corp. (Chemicals)	1,419
373,000	Taiwan Cement Corp. (Construction Materials)	470
67,000	Taiwan Fertilizer Co. Ltd. (Chemicals)	89

		6,677

	Thailand — 0.63%
139,000	Banpu Public Co. Ltd., Registered Shares (Oil, Gas & Consumable Fuels)	89
125,000	Energy Absolute Public Co. Ltd. (Oil, Gas & Consumable Fuels)	176
94,900	Indorama Ventures PCL (Chemicals)	173

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Thailand (continued)
1,622,100	IRPC PCL – Foreign (Oil, Gas & Consumable Fuels)	$377
251,055	PTT Chemical Public Co. Ltd. (Chemicals)	763
178,504	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	658
122,500	PTT PCL (Oil, Gas & Consumable Fuels)	2,159
45,800	Siam Cement PCL (Construction Materials)	724
91,500	Thai Oil Public Co. Ltd. (Oil, Gas & Consumable Fuels)	267

		5,386

	Turkey — 0.11%
157,059	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	415
49,620	Petkim Petrokimya Holding A/S (Chemicals)	102
13,985	Tupras-Turkiye Petrol Rafinerileri A/S (Oil, Gas & Consumable Fuels)	391

		908

	United Kingdom — 12.07%
333,803	Anglo American PLC (Metals & Mining)	7,775
708,319	BHP Billiton PLC (Metals & Mining)	13,997
2,778,313	BP PLC (Oil, Gas & Consumable Fuels)	18,737
14,724	Croda International PLC (Chemicals)	946
24,801	Fresnillo PLC (Metals & Mining)	443
21,712	Johnson Matthey PLC (Chemicals)	926
134,350	Kazakhmys PLC (Metals & Mining)(a)	1,620
41,199	Mondi PLC (Paper & Forest Products)	1,107
290,432	Rio Tinto PLC (Metals & Mining)	14,735
884,504	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	27,981
404,988	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	13,030
24,010	TechnipFMC PLC (Energy Equipment & Services)	700
24,600	TechnipFMC PLC (Energy Equipment & Services)	724

		102,721

	United States — 29.24%
21,660	Air Products & Chemicals, Inc. (Chemicals)	3,445
12,278	Albemarle Corp. (Chemicals)	1,139
27,095	Alcoa Corp. (Metals & Mining)	1,218
59,800	Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	3,613
30,318	Andeavor (Oil, Gas & Consumable Fuels)	3,049
17,200	Antero Resources Corp. (Oil, Gas & Consumable Fuels)(a)	341
42,200	Apache Corp. (Oil, Gas & Consumable Fuels)	1,624
7,000	Ashland Global Holdings, Inc. (Chemicals)	489
10,000	Avery Dennison Corp. (Containers & Packaging)	1,063
24,100	Axalta Coating Systems Ltd. (Chemicals)(a)	728

Shares	Security Description	Value (000)
	United States (continued)
45,225	Baker Hughes, Inc. (Energy Equipment & Services)	$1,256
34,962	Ball Corp. (Containers & Packaging)	1,388
130,997	Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	3,141
15,200	Celanese Corp., Series A (Chemicals)	1,523
25,525	CF Industries Holdings, Inc. (Chemicals)	963
21,560	Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)(a)	1,152
193,877	Chevron Corp. (Oil, Gas & Consumable Fuels)	22,111
10,500	Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	982
31,737	Concho Resources, Inc. (Oil, Gas & Consumable Fuels)(a)	4,771
133,971	ConocoPhillips (Oil, Gas & Consumable Fuels)	7,943
10,438	Continental Resources, Inc. (Oil, Gas & Consumable Fuels)(a)	615
15,700	Crown Holdings, Inc. (Containers & Packaging)(a)	797
98,339	Devon Energy Corp. (Oil, Gas & Consumable Fuels)	3,126
32,121	Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)(a)	4,064
230,309	DowDuPont, Inc. (Chemicals)	14,673
15,556	Eastman Chemical Co. (Chemicals)	1,642
26,936	Ecolab, Inc. (Chemicals)	3,692
107,354	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	11,301
19,938	EQT Corp. (Oil, Gas & Consumable Fuels)	947
321,548	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	23,992
14,962	FMC Corp. (Chemicals)	1,146
132,817	Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining)	2,333
160,842	Halliburton Co. (Energy Equipment & Services)	7,550
11,800	Helmerich & Payne, Inc. (Energy Equipment & Services)	785
59,354	Hess Corp. (Oil, Gas & Consumable Fuels)	3,004
19,872	HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	971
8,700	International Flavors & Fragrances, Inc. (Chemicals)	1,191
41,100	International Paper Co. (Containers & Packaging)	2,196
326,570	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	4,918
94,234	Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,520
89,446	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	6,539
6,228	Martin Marietta Materials, Inc. (Construction Materials)	1,291
44,826	Monsanto Co. (Chemicals)	5,231
18,300	Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	473
41,958	National Oilwell Varco, Inc. (Energy Equipment & Services)	1,544

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
20,423	NCS Multistage Holdings, Inc. (Energy Equipment & Services)(a)	$306
120,328	Newfield Exploration Co. (Oil, Gas & Consumable Fuels)(a)	2,938
55,875	Newmont Mining Corp. (Metals & Mining)	2,183
114,995	Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	3,484
33,500	Nucor Corp. (Metals & Mining)	2,047
159,268	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	10,346
24,300	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	1,383
10,300	Packaging Corporation of America (Containers & Packaging)	1,161
17,100	Parsley Energy, Inc., Class – A (Oil, Gas & Consumable Fuels)(a)	496
83,081	Phillips 66 (Oil, Gas & Consumable Fuels)	7,969
20,590	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	3,537
50,908	Plains GP Holdings LP, Class A (Oil, Gas & Consumable Fuels)	1,107
28,122	PPG Industries, Inc. (Chemicals)	3,138
29,150	Praxair, Inc. (Chemicals)	4,206
45,817	ProPetro Holding Corp. (Energy Equipment & Services)(a)	728
20,729	Range Resources Corp. (Oil, Gas & Consumable Fuels)	301
15,474	Reliance Steel & Aluminum Co. (Metals & Mining)	1,327
152,787	Schlumberger Ltd. (Energy Equipment & Services)	9,899
21,600	Sealed Air Corp. (Containers & Packaging)	924
30,279	Southern Copper Corp. (Metals & Mining)	1,641
52,631	Steel Dynamics, Inc. (Metals & Mining)	2,327
38,328	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	1,686
36,418	The Mosaic Co. (Chemicals)	884
8,251	The Sherwin-Williams Co. (Chemicals)	3,235
79,200	The Williams Companies, Inc. (Oil, Gas & Consumable Fuels)	1,969
83,409	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	7,738
19,217	Valvoline, Inc. (Chemicals)	425
13,900	Vulcan Materials Co. (Construction Materials)	1,587
7,900	W.R. Grace & Co. (Chemicals)	484
26,400	WestRock Co. (Containers & Packaging)	1,694

		248,630

	Total Common Stocks	687,877

	Preferred Stocks — 0.74%
	Brazil — 0.56%
17,400	Braskem SA – Preferred, Class A (Chemicals)	253
255,700	Gerdau SA – Preferred (Metals & Mining)	1,205
377,400	Klabin SA – Preferred (Containers & Packaging)	381

Shares	Security Description	Value (000)
	Brazil (continued)
435,875	Petroleo Brasileiro SA – Preferred (Oil, Gas & Consumable Fuels)(a)	$2,828

		4,667

	Chile — 0.06%
10,804	Sociedad Quimica y Minera de Chile SA – Preferred, B Shares (Chemicals)	526

	Germany — 0.05%
7,797	Fuchs Petrolub AG – Preferred (Chemicals)	423

	Russia — 0.06%
174	AK Transneft OAO – Preferred (Oil, Gas & Consumable Fuels)	537

	South Korea — 0.01%
578	LG Chem Ltd. – Preferred (Chemicals)	118

	Total Preferred Stocks	6,271

	Contingent Right — 0.00%
	France — 0.00%
—	Total SA(d)	—

	Total Contingent Right	—

Principal Amount (000)
	Commercial Paper — 0.48%
	Canada — 0.09%
$100	Bank of Montreal, 3.06%, 4/2/18(e)	78
124	Bank of Nova Scotia, 3.06%, 4/2/18(e)	96
200	Canadian Imperial Bank of Commerce, 1.67%, 4/16/18(e)	155
200	Canadian Imperial Holdings, 1.74%, 4/12/18(e)	155
100	Toronto Dominion Holdings, 1.98%, 4/6/18(e)	78
76	Toronto Dominion Holdings, 2.09%, 4/5/18(e)	59
200	Toronto Dominion Holdings, 3.06%, 4/2/18(e)	155

		776

	Japan — 0.04%
300	Hitachi Capital America Corp., 2.39%, 4/16/18(e)	300

	United States — 0.35%
300	Berkshire Hathaway Energy, 2.41%, 4/26/18(e)	299
200	Delmarva Power & Light Co., 2.43%, 4/13/18(e)	200
250	Dominion Resources, Inc., 2.39%, 4/16/18(e)	250
250	Marriott International, 3.03%, 4/4/18(e)	250
250	Qualcomm, Inc., 2.10%, 5/30/18(e)	249
300	Rockwell Collins, Inc., 2.41%, 4/24/18(e)	300
250	Southern Co., 2.40%, 4/23/18(e)	250
300	Southern Co., 2.41%, 4/24/18(e)	300

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Commercial Paper (continued)
	United States (continued)
$300	Viacom, Inc., 2.53%, 6/15/18(e)(f)	$298
300	Walgreens Boots Alliance, Inc., 2.44%, 5/17/18(e)	299
300	WEC Energy Group, Inc., 3.03%, 4/4/18(e)	299

		2,994

	Total Commercial Paper	4,070

	Corporate Bonds — 3.39%
1,000	Albemarle Corp., 5.45%, 12/1/44, Callable 6/1/44 @ 100(Chemicals)	1,091
100	American Tower Corp., 3.30%, 2/15/21, Callable 1/15/21 @ 100(Equity Real Estate Investment)	100
2,000	Anadarko Petroleum Corp., 5.55%, 3/15/26, Callable 12/15/25 @ 100(Oil, Gas & Consumable Fuels)	2,183
100	Andeavor Logis, LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19, Callable 9/15/19 @ 100(Oil, Gas & Consumable Fuels)	103
2,000	Antero Resources Corp., 5.63%, 6/1/23, Callable 6/1/18 @ 104.22(Oil, Gas & Consumable Fuels)	2,040
100	AT&T, Inc., 2.37% (US0003M + 65 bps), 1/15/20(Diversified Telecommunication Services)(g)	100
100	Autonation, Inc., 3.35%, 1/15/21, Callable 12/15/20 @ 100(Specialty Retail)	100
100	BAT Capital Corp., 2.42% (US0003M + 59 bps), 8/14/20(Tobacco)(c)(g)	100
1,050	Boardwalk Pipelines LP, 4.95%, 12/15/24, Callable 9/15/24 @ 100(Oil, Gas & Consumable Fuels)	1,078
200	Boston Scientific Corp., 6.00%, 1/15/20(Health Care Equipment & Supplies)	210
100	Broadcom Corp / Broadcom Cayman Finance Ltd., 2.20%, 1/15/21(Semiconductor and Semiconductor Equipment)	97
2,000	Buckeye Partners LP, 3.95%, 12/1/26, Callable 9/1/26 @ 100(Oil, Gas & Consumable Fuels)	1,887
1,800	Carrizo Oil & Gas, Inc., 6.25%, 4/15/23, Callable 5/14/18 @ 104.69(Oil, Gas & Consumable Fuels)	1,800
100	CNH Industrial Capital LLC, 3.38%, 7/15/19(Machinery)	100
2,000	Continental Resources, Inc., 5.00%, 9/15/22, Callable 5/14/18 @ 101.67(Oil, Gas & Consumable Fuels)	2,028
100	Dell International LLC, 3.48%, 6/1/19, Callable 5/15/21 rate 100(Technology Hardware, Storage & Peripherals)(c)	100

Principal Amount (000)	Security Description	Value (000)
	Corporate Bonds (continued)
$100	Dell International LLC, 4.42%, 6/15/21, Callable 5/15/21 @ 100(Technology Hardware, Storage & Peripherals)(c)	$103
100	Delta Air Lines, Inc., 2.88%, 3/13/20(Airlines)	99
100	Discovery Communications, 2.91% (US0003M + 71 bps), 9/20/19(Media)(g)	100
100	Duquesne Light Holdings, 6.40%, 9/15/20(Electric Utilities)(c)	107
100	Emera US Finance, LP, 2.70%, 6/15/21, Callable 5/15/21 @ 100(Electric Utilities)	98
100	Enterprise Products Partners LP, 2.55%, 10/15/19, Callable 9/15/19 @ 100(Oil, Gas & Consumable Fuels)	99
100	ERAC USA Finance LLC, 2.35%, 10/15/19(Road & Rail)(c)	99
100	Ford Motor Credit Co. LLC, 8.13%, 1/15/20(Automobile Manufacturers)	108
100	Forest Laboratories LLC, 4.88%, 2/15/21, Callable 11/15/20 @ 100(Pharmaceuticals)(c)	103
100	Fresenius Medical Care US Finance II, Inc., 5.63%, 7/31/19(Health Care Providers & Services)(c)	103
100	GATX Corp., 2.50%, 7/30/19(Trading Companies & Distributors)	99
100	General Motors Financial Co., Inc., 3.15%, 1/15/20, Callable 12/15/19 @ 100(Automobile Manufacturers)	100
400	Goldman Sachs Group, Inc., 3.32% (US0003M + 120 bps), 9/15/20, Callable 8/15/20 @ 100(Capital Markets)(g)	406
100	Harris Corp., 2.39% (US0003M + 48 bps), 2/27/19(Aerospace & Defense)(g)	100
2,020	Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100(Oil, Gas & Consumable Fuels)	1,976
100	Hyundai Capital America, 2.50%, 3/18/19(Consumer Finance)(c)	100
100	International Lease Finance Corp., 8.25%, 12/15/20(Trading Companies & Distributors)	112
100	KLA-Tencor Corp., 3.38%, 11/1/19, Callable 10/1/19 @ 100(Semiconductors & Semiconductor Equipment)	101
2,000	Marathon Oil Corp., 2.80%, 11/1/22, Callable 8/1/22 @ 100(Oil, Gas & Consumable Fuels)	1,927
660	Murphy Oil Corp., 4.00%, 6/1/22, Callable 3/1/22 @ 100(Oil, Gas & Consumable Fuels)	640
1,000	Murphy Oil Corp., 5.75%, 8/15/25, Callable 8/15/20 @ 104.31(Oil, Gas & Consumable Fuels)	985

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Corporate Bonds (continued)
$1,263	Nabors Industries, Inc., 4.63%, 9/15/21(Energy Equipment & Services)	$1,219
2,000	Newfield Exploration Co., 5.75%, 1/30/22(Oil, Gas & Consumable Fuels)	2,090
40	NextEra Energy Capital Holdings, Inc., 2.37% (US0003M + 32 bps), 9/3/19(Electric Utilities)(g)	40
100	Nissan Motor Acceptance Corp., 1.55%, 9/13/19(Consumer Finance)(c)	98
1,069	Noble Energy, Inc. Senior Note, 5.63%, 5/1/21, Callable 5/1/18 @ 101.41(Oil, Gas & Consumable Fuels)	1,089
1,050	Plains All American Pipeline, LP, 3.60%, 11/1/24, Callable 8/1/24 @ 100(Oil, Gas & Consumable Fuels)	1,000
2,000	Range Resources Corp., 5.75%, 6/1/21, Callable 3/1/21 @ 100(Oil, Gas & Consumable Fuels)	2,035
100	Reed Elsevier N.V., 8.63%, 1/15/19(Professional Services)	104
40	Textron, Inc., 2.36% (US0003M + 55 bps), 11/10/20, Callable 11/12/18 @ 100(Aerospace & Defense)(g)	40
100	Time Warner Cable, Inc., 8.75%, 2/14/19(Media)	105
104	Verizon Communications, Inc., 3.38%, 2/15/25(Diversified Telecommunication)	102
100	VMware, Inc., 2.95%, 8/21/22, Callable 7/21/22 @ 100(Software)	96
100	Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20, Callable 3/1/20 @ 100(Health Care Equipment & Supplies)	99

	Total Corporate Bonds	28,799

	Asset Backed Securities — 0.02%
110	Vericrest Opportunity Loan Transferee, Series 2017-NP10, Class A1, 3.00%, 10/25/47, Callable 10/25/20 @ 100(c)(h)	109
22	Vericrest Opportunity Loan Transferee, Series 2015-NP14, Class A1, 4.37%, 11/27/45, Callable 4/25/18 @ 100(c)(h)	22

	Total Asset Backed Securities	131

	Collateralized Mortgage Obligations — 0.09%
100	Apidos CLO, Class 13-16A A1R, 2.72% (US0003M + 98 bps), 1/19/25, Callable 4/19/18 @ 100(c)(g)	100
30	Colt Funding LLC, Series 2016-1, Class A1, 3.00%, 5/25/46, Callable 6/25/18 @ 100(c)(h)	30
8	Goldman Sachs Real Estate Mortgage Loan Trust, Series 2005-AR1, Class 1A1, 3.78%, 1/25/35, Callable 4/25/18 @ 100(h)	8

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
$100	Government National Mortgage Association, Series 2018-38, Class WF, 2.08% (LIBOR01M + 30 bps), 10/20/43*(d)(g)	$100
100	IndyMac Residential, Series 2005-B, Class M3, 2.36% (US0001M + 49 bps), 8/25/35, Callable 8/25/18 @ 100(g)	100
150	Natixis Commercial Mortgage Securities, Series 2018-RIVA, Class A, 2.34% (LIBOR01M + 75 bps), 2/15/33(c)(g)	151
100	NovaStar Home Equity Loan, Series 2005-1, Class M5, 2.95% (LIBOR01M + 108 bps), 6/25/35, Callable 4/25/18 @ 100(g)	101
100	OFSI Fund, Ltd., Series 2014-6A, Class A1R, 3/20/25(c)(h)	100
15	WAMU Mortgage Pass-Through Certificates, Series 2002-AR17, Class 1A, 2.48% (12MTA + 120 bps), 11/25/42, Callable 4/25/18 @ 100(g)	14
10	WAMU Mortgage Pass-Through Certificates, Series 2005-AR13A1, Class A1A1, 1.91% (US0001M + 29 bps), 10/25/45, Callable 2/25/19 @ 100(g)	10
9	Washington Mutual Mortgage Pass-Through, Series 2005-AR2, Class 2A1B, 2.24% (US0001M + 37 bps), 1/25/45, Callable 4/25/18 @ 100(g)	9
16	Eurosail PLC, Series 2006-4X, Class A3C, 0.76% (BP0003M + 16 bps), 12/10/44, Callable 3/10/29 @ 100(g)	23

	Total Collateralized Mortgage Obligations	746

	Certificates of Deposit — 0.04%
100	Barclays Bank PLC NY, 1.94%, 9/4/18	100
200	Credit Suisse AG NY (US0001M + 62 bps), 9/28/18(g)	200

	Total Certificates of Deposit	300

	Global Bonds — 0.33%
	Denmark — 0.13%
3,400	Nykredit Realkredit As, 1.00%, 1/1/19(i)	567
3,400	Realkredit Danmark, 1.00%, 1/1/19(i)	568

	Italy — 0.13%
900	Italy Buoni Poliennali Del Tesoro, 0.25%, 5/15/18(i)	1,108

	United Kingdom — 0.07%
327	UK Gilt Bond, 1.25%, 11/22/27(i)	602

	Total Global Bonds	2,845

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	U.S. Government Agency Securities — 0.10%
$400	Federal Home Loan Bank, 1.63%, 5/16/18(e)	$399
400	Federal Home Loan Bank, 1.60%, 5/4/18(e)	400
86	Federal National Mortgage Association, 3.55% (US0012M + 173 bps), 5/1/38(g)	91

	Total U.S. Government Agency Securities	890

	U.S. Treasury Obligations — 0.21%
501	U.S. Treasury Bill, 1.46%, 4/19/18(b)(e)	500
106	U.S. Treasury Inflation Index Note, 0.13%, 4/15/19	106
162	U.S. Treasury Inflation Index Note, 0.13%, 7/15/22(j)	160
13	U.S. Treasury Inflation Index Bond, 2.38%, 1/15/25	15
420	U.S. Treasury Note, 2.00%, 2/15/25	402
70	U.S. Treasury Note, 1.63%, 5/15/26	64
237	U.S. Treasury Inflation Index Bond, 1.75%, 1/15/28	260
277	U.S. Treasury Inflation Index Bond, 1.38%, 2/15/44	307

	Total U.S. Treasury Obligations	1,814

	Yankee Dollars — 0.41%
	Canada — 0.25%
2,000	Cenovus Energy, Inc., 3.80%, 9/15/23, Callable 6/15/23 @ 100(Oil, Gas & Consumable Fuels)	1,975
100	Enbridge, Inc., 2.82% (US0003M + 70 bps), 6/15/20(Oil, Gas & Consumable Fuels)(g)	100

		2,075

	Cayman Islands — 0.02%
200	CSCEC Finance Cayman II, 2.25%, 6/14/19(Real Estate)	198

	France — 0.01%
100	Electricite de France, 4.60%, 1/27/20(Electric Utilities)(c)	103

	Germany — 0.01%
100	Deutsche Bank AG, 3.18% (US0003M + 145 bps), 1/18/19(Capital Markets)(g)	101

	Ireland — 0.01%
100	Shire Acquisitions Investments Ireland DA, 1.90%, 9/23/19(Biotechnology)	98

	Netherlands — 0.05%
100	British Transco International Finance BV, 3.26%, 11/4/21(Gas Utilities)(e)	89
100	Mylan N.V., 3.15%, 6/15/21, Callable 5/15/21 @ 100(Pharmaceuticals)	99

Principal Amount (000)	Security Description	Value (000)
	Yankee dollars (continued)
	Netherlands (continued)
$200	Volkswagen International Finance N.V., 2.13%, 11/20/18 (Automobiles)(c)	$199

		387

	Singapore — 0.01%
100	Flex Ltd., 4.63%, 2/15/20 (Electronic Equipment, Instruments & Components)	103

	Spain — 0.01%
100	Telefonica Emisiones Sau, 5.88%, 7/15/19(Diversified Telecommunication Services)	104

	Switzerland — 0.04%
300	UBS AG Stamford Connecticut, 7.63%, 8/17/22 (Capital Markets)	337

	Total Yankee Dollars	3,506

	Time Deposit — 0.29%
2,484	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.46%, 4/2/18(b)	2,484

	Total Time Deposit	2,484

Shares
	Mutual Funds — 7.84%
991,311	Federated Treasury Obligations Fund, Institutional Shares, 1.49%^^(k)	991
65,665,050	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.50%(k)	65,665

	Total Mutual Funds	66,656

	Purchased Options and Swaptions — 0.01%
	Total Purchased Options and Swaptions	60

Principal Amount (000)
	Repurchase Agreements — 4.19%
$6,500	Bank of America Corp., 1.79%, 4/2/18 (Purchased on 3/29/18, proceeds at maturity $6,501,296 collateralized by U.S. Treasury Note, 1.38%, 7/31/19, fair value $6,630,67)(b)	6,500
5,700	Bank of Nova Scotia, 1.90%, 4/2/18 (Purchased on 3/29/18, proceeds at maturity $5,701,203 collateralized by U.S. Treasury Note, 2.13%, 3/31/24, fair value $5,832,953)(b)	5,700

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Repurchase Agreements (continued)
$6,500	BNP Paribas, 1.77%, 4/2/18 (Purchased on 3/29/18, proceeds at maturity $6,501,282 collateralized by U.S. Treasury Obligations, 0.00%-7.13%, 4/26/18- 11/15/44, fair value $6,630,056)(b)	$6,500
6,500	Deutsche Bank Securities, Inc., 1.80%, 4/2/18 (Purchased on 3/29/18, proceeds at maturity $6,501,304 collateralized by U.S. Treasury Note, 1.88%, 12/31/19, fair value $6,630,136)(b)	6,500
1,730	Jefferies LLC, 1.80%, 4/2/18 (Purchased on 3/29/18, proceeds at maturity $1,730,371 collateralized by U.S. Treasury Obligations, 0.71% - 3.05%, 1/15/28 - 5/15/47 fair value $1,764,625)^^	1,730
6,600	RBS Securities, Inc., 1.79%, 4/2/18 (Purchased on 3/29/18, proceeds at maturity $6,601,313 collateralized by U.S. Treasury Note, 1.50%, 10/31/19, fair value $6,735,868)(b)	6,600
2,100	Societe Generale, 1.91%, 4/2/18 (Purchased on 3/29/18, proceeds at maturity $2,100,446 collateralized by U.S. Treasury Bond, 3.38%, 5/15/44, fair value $2,162,086)(b)	2,100

	Total Repurchase Agreements	35,630

	Total Investments (cost $722,633) — 99.03%	842,079
	Other assets in excess of liabilities — 0.97%	8,228

	Net Assets—100.00%	$850,307

Amounts designated as “—” are $0 or have been rounded to $0.

Portfolio of Investments is presented on a consolidated basis. See Note 2.K. in the Notes to Portfolios of Investments.

*	Security was fair valued on March 31, 2018 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolios of Investments.

^	All or part of this security was on loan as of March 31, 2018. The total value of securities on loan as of March 31, 2018, was $4,982 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2018.

(a)	Represents non-income producing security.

(b)	All or a portion of these investments are held by the wholly-owned subsidiaries of the Portfolio. See Note 2.K. in the Notes to Portfolios of Investments.

(c)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(d)	These securities have been deemed illiquid by the Specialist Manager and represents 0.01% of the Portfolio’s net assets.
(e)	Rate disclosed represents effective yield at purchase.

(f)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed illiquid by the Specialist Manager and represents 0.04% of the Portfolio’s net assets.

(g)	Variable Rate Security. The rate reflected is the rate in effect on March 31, 2018.

(h)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at March 31, 2018.

(i)	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.

(j)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.

(k)	The rate disclosed is the rate in effect on March 31, 2018.

12MTA — 12 Month Treasury Average

ADR — American Depositary Receipt

bps — Basis Points

BP0003M — 3 Month GBP LIBOR

GDR — Global Depositary Receipt

LIBOR — Represents the London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR

US0001M — 1 Month US Dollar LIBOR

US0003M — 3 Month US Dollar LIBOR

US0012M — 12 Month US Dollar LIBOR

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Commodity Returns Strategy Portfolio	Mellon Capital Management Corporation*	Pacific Investment Management Company, LLC	Parametric Portfolio Associates, LLC	Vaughan Nelson Investment Management L.P.	Wellington Management Company, LLP	HC Capital Solutions	Total
Common Stocks	60.27%	—	—	—	20.62%	—	80.89%
Preferred Stocks	0.65%	—	—	—	0.09%	—	0.74%
Contingent Right	0.00%	—	—	—	—	—	0.00%
Commercial Paper	—	0.48%	—	—	—	—	0.48%
Corporate Bonds	—	0.44%	—	2.95%	—	—	3.39%
Asset Backed Securities	—	0.02%	—	—	—	—	0.02%
Collateralized Mortgage Obligations	—	0.09%	—	—	—	—	0.09%
Certificates of Deposit	—	0.04%	—	—	—	—	0.04%
Global Bonds	—	0.33%	—	—	—	—	0.33%
U.S. Government Agency Securities	—	0.10%	—	—	—	—	0.10%
U.S. Treasury Obligations	—	0.21%	—	—	—	—	0.21%
Yankee Dollars	—	0.18%	—	0.23%	—	—	0.41%
Time Deposit	—	0.03%	—	—	0.26%	—	0.29%
Mutual Funds	0.37%	—	7.19%	0.04%	—	0.24%	7.84%
Purchased Options and Swaptions	—	0.00%	—	—	0.01%	—	0.01%
Repurchase Agreements	0.20%	0.92%	—	—	3.07%	—	4.19%
Other Assets	0.48%	-0.15%	0.37%	0.03%	0.24%	0.00%	0.97%

Total Net Assets	61.97%	2.69%	7.56%	3.25%	24.29%	0.24%	100.00%

*	Part of BNY Mellon Asset Management North America Corporation

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following tables reflect the open derivative positions held by the Portfolio as of March 31, 2018.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
10-Year US Treasury Note Future (a)	1	6/20/18	$120	$121	$1
10-Year US Treasury Note Future	2	6/20/18	240	242	2
30-Year US Treasury Bond Future	4	6/20/18	567	587	20
Brent Crude Future (a)	54	4/30/18	3,534	3,744	210
Brent Crude Future (a)	3	5/31/18	207	207	—
Brent Crude Future (a)	2	10/31/19	104	125	21
Brent Crude Future (a)	5	10/29/21	287	290	3
Canadian Dollar Future	136	6/19/18	10,535	10,557	22
Chicago Ethanol Future (a)	3	12/31/18	178	184	6
Coffee ‘C’ Future (a)	9	7/19/18	407	406	(1)
Corn Future (a)	107	5/14/18	2,015	2,074	59
Corn Future (a)	1	12/14/18	20	21	1
Cotton No.2 Future (a)	2	5/8/18	77	81	4
Electrolytic Copper Future (a)	17	6/18/18	2,973	2,853	(120)
E-Mini S&P 500 Future	45	6/15/18	6,130	5,947	(183)
Gas Oil Future (a)	16	5/10/18	952	989	37
Gas Oil Future (a)	6	12/12/18	359	361	2
Gasoline RBOB Future (a)	5	4/30/18	401	424	23
Gold 100 Oz Future (a)	31	6/27/18	4,117	4,115	(2)
Hard Red Winter Wheat Future (a)	21	5/14/18	510	491	(19)
LME Lead Future (a)	4	6/18/18	250	240	(10)
Mini MSCI EAFE Index Future	34	6/15/18	3,454	3,401	(53)
Mini MSCI Emerging Markets Index Future	24	6/15/18	1,438	1,425	(13)
Natural Gas Future (a)	12	4/26/18	331	328	(3)
Natural Gas Future (a)	12	9/26/18	334	342	8
Natural Gas Future (a)	1	1/29/19	33	31	(2)
Natural Gas Future (a)	13	3/27/19	349	346	(3)
NY Harbor ULSD Future (a)	8	4/30/18	637	679	42
NY Harbor ULSD Future (a)	1	5/31/18	85	85	—
NYMEX WTI Crude Future (a)	28	4/20/18	1,742	1,818	76
NYMEX WTI Crude Future (a)	14	6/20/18	847	904	57
NYMEX WTI Crude Future (a)	1	11/19/18	57	62	5
NYMEX WTI Crude Future (a)	3	2/20/19	173	181	8
NYMEX WTI Crude Future (a)	2	5/21/19	98	119	21
NYMEX WTI Crude Future (a)	1	11/20/19	56	57	1
Primary Aluminum Future (a)	63	6/18/18	3,426	3,155	(271)
Primary Nickel Future (a)	6	6/18/18	473	479	6
S&P/Toronto Stock Exchange 60 Index Future	74	6/14/18	10,544	10,409	(135)
Silver Future (a)	12	5/29/18	1,008	976	(32)
Soybean Future (a)	22	5/14/18	1,141	1,149	8
Soybean Future (a)	5	11/14/18	262	262	—
Soybean Meal Future (a)	3	5/14/18	103	115	12
Sugar #11 (World) Future (a)	63	4/30/18	999	871	(128)
Wheat (CBT) Future (a)	26	5/14/18	625	586	(39)
White Sugar Future (a)	2	4/13/18	38	35	(3)
Zinc Future (a)	14	6/18/18	1,204	1,146	(58)

			$63,440	$63,020	$(420)

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Futures Contracts Sold^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Brent Crude Future (a)	1	4/30/18	$69	$66	$(3)
Brent Crude Future (a)	2	10/31/18	133	123	(10)
Brent Crude Future (a)	1	4/30/19	65	64	(1)
Brent Crude Future (a)	1	4/30/20	61	51	(10)
Brent Crude Future (a)	5	10/30/20	299	272	(27)
Coffee Robusta 10TN Future (a)	18	5/31/18	311	317	6
Corn Future (a)	16	7/13/18	317	308	(9)
Corn Future (a)	3	9/14/18	60	58	(2)
Corn Future (a)	14	12/14/18	288	267	(21)
Gas Oil Future (a)	3	6/12/18	184	183	(1)
Gas Oil Future (a)	3	6/12/19	177	176	(1)
Long Gilt Future	4	6/27/18	689	671	(18)
Natural Gas Future (a)	6	4/26/18	164	167	3
Natural Gas Future (a)	5	6/27/18	142	140	(2)
Natural Gas Future (a)	11	9/26/18	313	291	(22)
Natural Gas Future (a)	1	12/27/18	31	33	2
Natural Gas Future (a)	1	12/27/19	30	28	(2)
Natural Gas Future (a)	1	1/29/20	30	29	(1)
Natural Gas Future (a)	1	2/26/20	29	28	(1)
Natural Gas Future (a)	1	3/27/20	26	28	2
Natural Gas Future (a)	1	4/28/20	26	28	2
Natural Gas Future (a)	1	5/27/20	27	28	1
Natural Gas Future (a)	1	6/26/20	27	28	1
Natural Gas Future (a)	1	7/29/20	27	28	1
Natural Gas Future (a)	1	8/27/20	27	29	2
Natural Gas Future (a)	1	9/28/20	27	28	1
Natural Gas Future (a)	1	10/28/20	28	29	1
Natural Gas Future (a)	1	11/26/20	29	28	(1)
NYMEX WTI Crude Future (a)	3	8/21/18	190	181	(9)
NYMEX WTI Crude Future (a)	2	5/22/18	130	121	(9)
NYMEX WTI Crude Future (a)	5	11/20/19	287	266	(21)
NYMEX WTI Crude Future (a)	1	11/20/20	54	53	(1)
Primary Aluminum Future (a)	8	12/17/18	406	415	9
Sugar #11 (World) Future (a)	2	4/30/18	28	31	3
Sugar #11 (World) Future (a)	20	2/28/19	317	328	11
Wheat (CBT) Future (a)	17	12/14/18	430	401	(29)

			$5,478	$5,322	$(156)

	Total Unrealized Appreciation				$700
	Total Unrealized Depreciation				(1,276)

	Total Net Unrealized Appreciation/(Depreciation)				$(576)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Forward Currency Contracts

Short Contracts

Description and amount of currency to be purchased (000)		Description and amount of currency to be sold (000)		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) (000)
U.S. Dollar	737	British Pound Sterling	527	Goldman Sachs International	4/4/18	$(3)
U.S. Dollar	744	British Pound Sterling	527	Goldman Sachs International	5/3/18	4
U.S. Dollar	154	Canadian Dollar	200	Goldman Sachs International	4/12/18	(1)
U.S. Dollar	76	Canadian Dollar	100	Goldman Sachs International	4/16/18	(1)
U.S. Dollar	77	Canadian Dollar	100	Barclays Bank PLC	4/16/18	(1)
U.S. Dollar	154	Canadian Dollar	200	Barclays Bank PLC	4/2/18	(1)
U.S. Dollar	174	Canadian Dollar	224	Deutsche Bank	4/2/18	—

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Description and amount of currency to be purchased (000) (continued)		Description and amount of currency to be sold (000)		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) (000)
U.S. Dollar	77	Canadian Dollar	100	Barclays Bank PLC	4/6/18	$—
U.S. Dollar	59	Canadian Dollar	76	Goldman Sachs International	4/5/18	—
U.S. Dollar	1,157	Danish Krone	6,800	BNP Paribas	1/2/19	8
U.S. Dollar	1,115	Euro	900	Deutsche Bank	5/15/18	4

						$9

Long Contracts

Description and amount of currency to be purchased (000)		Description and amount of currency to be sold (000)		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) (000)
British Pound Sterling	527	U.S. Dollar	743	Goldman Sachs International	4/4/18	$(4)
British Pound Sterling (a)	67	U.S. Dollar	93	Goldman Sachs International	5/15/18	1
Danish Krone	6,800	U.S. Dollar	1,131	BNP Paribas	4/3/18	(9)
Mexican Peso	621	U.S. Dollar	33	Barclays Bank PLC	5/10/18	1

						$(11)

				Total Unrealized Appreciation		$18
				Total Unrealized Depreciation		(20)

				Total Net Unrealized Appreciation/(Depreciation)		$(2)

Options & Swaptions Contracts

Exchange-traded options purchased as of March 31, 2018 were as follows:

Description	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
Crude Oil Call Option(a)	33	$33	$80.00	11/14/18	$19
Crude Oil Call Option(a)	29	29	85.00	2/14/19	12
Crude Oil Call Option(a)	35	35	85.00	5/16/19	20
Soybean Option(a)	5	5	370.00	4/20/18	2

Total					$53

Exchange-traded options written as of March 31, 2018 were as follows:

Description	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
Crude Oil Call Option(a)	12	$12	$74.50	5/25/18	$(10)

Total					$(10)

Over-the-counter foreign currency options and swaptions purchased as of March 31, 2018 were as follows:

Description and terms of payments	Counterparty	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
30 Year Interest Rate, Pay 6-Month USD LIBOR	Deutsche Bank	50	$50	$2.15	6/15/18	$—
30 Year Interest Rate, Pay 6-Month USD LIBOR	Deutsche Bank	50	50	2.15	6/15/18	7

Total						$7

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Total Return Swap Agreements

Pay/ Receive(b)	Financing Rate	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.12%	Bloomberg Silver Sub Index(a)	Goldman Sachs International	4/30/18	Monthly	$553	$(4)	$—	$(4)
Receive	0.35%	Bloomberg Soybean Meal Index(a)	Barclays Bank PLC	8/31/18	Monthly	280	(8)	—	(8)
Receive	0.15%	S&P GSCI Grains Index(a)	Barclays Bank PLC	8/31/18	Monthly	25	(1)	—	(1)
Receive	0.10%	S&P GSCI Grains Index(a)	Goldman Sachs International	5/31/18	Monthly	450	(22)	—	(22)

							$(35)	$—	$(35)

					Total upfront premiums paid				$—
					Total upfront premiums received				—
					Total unrealized appreciation				—
					Total unrealized depreciation				(35)

					Total Value				$(35)

Interest Rate Swap Agreements

Description and terms of payments to be received from another party	Description and terms of payments to be paid to another party	Payment Frequency	Expiration Date	Counterparty	Notional Amount (000)		Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive U.S. CPI Urban Consumers NSA Annually	Pay 2.50% Fixed Annually	Monthly	7/15/22	Deutsche Bank AG	500	USD	$(40)	$1	$(41)

							$(40)	$1	$(41)

Centrally Cleared Interest Rate Swap Agreements

Description and terms of payments to be received from another party	Description and terms of payments to be paid to another party	Payment Frequency	Expiration Date	Notional Amount (000)		Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive 3-Month U.S. Dollar LIBOR BBA	Pay 2.00% Fixed	Daily	12/16/20	700	USD	$12	$4	$8
Receive Fixed 5.83%	Pay Mexico Interbank TIIE 28-Day	Daily	1/12/23	1,300	MXN	(5)	(6)	1
Receive Fixed 6.35%	Pay Mexico Interbank TIIE 28-Day	Daily	9/13/23	3,000	MXN	(8)	(10)	2
Receive Fixed 2.68%	Pay 3-Month U.S. Dollar LIBOR BBA	Daily	10/25/23	300	USD	(1)	4	(5)
Receive 3-Month U.S. Dollar LIBOR BBA	Pay 2.80% Fixed	Daily	10/28/25	2,450	USD	5	(30)	35
Receive Fixed 2.24%	Pay US CPI Urban Consumers NSA	Daily	11/21/26	200	USD	—	1	(1)
Receive 3-Month U.S. Dollar LIBOR BBA	Pay 1.75% Fixed	Daily	12/21/26	700	USD	55	38	17
Receive Fixed 3.30%	Pay UK RPI all items NSA	Daily	12/15/30	340	GBP	(3)	(11)	8
Receive 3-Month U.S. Dollar LIBOR BBA	Pay 2.25% Fixed	Daily	12/21/46	340	USD	43	28	15
Receive 3-Month U.S. Dollar LIBOR BBA	Pay 2.97% Fixed	Daily	10/25/48	50	USD	(1)	(3)	2

						$97	$15	$82

				Total upfront premiums paid				$75
				Total upfront premiums received				(60)
				Total unrealized appreciation				88
				Total unrealized depreciation				(6)

				Total value				$97

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Commodity Forward Swap Agreements

Pay/ Receive(b)	Underlying Instruments	Counterparty	Expiration Date	Exercise Price	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	European Refined Margin(a)	Goldman Sachs International	12/31/18	$10.85	$1	$1	$—	$1
Receive	European Refined Margin(a)	Macquarie	12/31/18	5.58	1	1	—	1
Receive	Gold(a)	Goldman Sachs International	7/31/18	1,349.67	—	(4)	—	(4)
Pay	Naphtha Fuel Oil Spread(a)	BNP Paribas	6/30/18	14.80	1	2	—	2
Receive	Naphtha Fuel Oil Spread(a)	JPMorgan Chase	12/31/18	12.00	3	10	—	10
Receive	Silver(a)	Goldman Sachs International	5/31/18	17.16	14	(12)	—	(12)

						$(2)	$—	$(2)

					Total upfront premiums paid			$—
					Total upfront premiums received			—
					Total unrealized appreciation			14
					Total unrealized depreciation			(16)

					Total value			$(2)

Commodity Swap Agreements

Pay/ Receive(b)	Rate	Underlying Instruments	Counterparty	Expiration Date	Payment Frequency	Notional Amount (000)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	0.14%	Bloomberg Commodity Index(a)	BNP Paribas	8/15/18	Monthly	$2,772	$5	$—	$5
Receive	0.12%	Bloomberg Commodity Index(a)	BNP Paribas	8/15/18	Monthly	140	—	—	—
Receive	0.14%	Bloomberg Commodity Index(a)	BNP Paribas	8/15/18	Monthly	407	1	—	1
Receive	0.12%	Bloomberg Commodity Index(a)	Canadian Imperial Bank of Commerce	8/15/18	Monthly	2,626	4	—	4
Receive	0.13%	Bloomberg Commodity Index(a)	Goldman Sachs International	8/15/18	Monthly	1,085	2	—	2
Receive	0.13%	Bloomberg Commodity Index(a)	JPMorgan Chase	8/15/18	Monthly	15,373	25	—	25
Receive	0.25%	CBOE Skew Index(a)	Goldman Sachs International	8/15/18	Monthly	370	29	—	29
Receive	—%	CIBC Custom Index(a)(c)	Canadian Imperial Bank of Commerce	8/15/18	Monthly	176	3	—	3
Receive	0.30%	J.P. Morgan Dew Index(a)	JPMorgan Chase	8/15/18	Monthly	545	13	—	13
Receive	—%	Macquarie Commodity Custom Index MQCP235E(a)(c)	Macquarie	8/15/18	Monthly	176	3	—	3

							$85	$—	$85

						Total upfront premiums paid			$—
						Total upfront premiums received			—
						Total unrealized appreciation			85
						Total unrealized depreciation			—

						Total value			$85

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Consolidated Portfolio of Investments (concluded) — March 31, 2018 (Unaudited)

Variance Swap Agreements

Pay/ Receive Volatility	Underlying Instruments	Counterparty	Expiration Date	Exercise Price	Notional Amount (000)	Value (000)	Upfront Premiums Paid/(Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
Pay	Gold(a)	Goldman Sachs International	11/23/18	$0.0333	$110	$—	$—	$—
Receive	Gold(a)	JPMorgan Chase	7/8/19	0.0324	83	—	—	—
Receive	S&P GSCI Copper Index(a)	BNP Paribas	8/1/18	0.0467	177	—	—	—
Pay	S&P GSCI Grains Index(a)	Goldman Sachs International	8/1/18	0.0371	380	—	—	—
Pay	Silver(a)	JPMorgan Chase	7/8/19	0.0729	56	—	—	—
Pay	Silver(a)	JPMorgan Chase	10/31/18	0.0534	87	—	—	—

						$—	$—	$—

						Total upfront premiums paid		$—
						Total upfront premiums received		—
						Total unrealized appreciation		—
						Total unrealized depreciation		—

						Total value		$—

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	All or a portion of these investments are held by the wholly-owned subsidiaries of the Portfolio. See Note 2.K. in the Notes to Portfolios of Investments.

(b)

Receive represents that the Portfolio receives payments for any positive return on the underlying reference. The Portfolio makes payments for any negative return on such underlying reference. Pay represents that the Portfolio receives payments for any negative return on the underlying reference. The Portfolio makes payments for any positive return on such underlying reference.

(c)	The following table represents the individual positions within the commodity swap as of March 31, 2018:

Referenced Commodity - Long Futures Contracts	% of Index	Notional Amount (000)
Brent Crude July Futures	6.7%	$12
Brent Crude March Futures	8.0	14
Cocoa March Futures	0.7	1
Coffee ‘C’ March Futures	0.4	1
Copper March Futures	2.2	4
Copper May Futures	5.2	9
Corn March Futures	1.6	3
Cotton No.2 March Futures	0.9	2
Cotton No.2 May Futures	3.3	6
Gasoline March Futures	6.3	11
Gasoline May Futures	4.8	8
Gold 100 Oz February Futures	0.6	1
Lean Hogs June Futures	0.9	2
Live Cattle February Futures	0.3	1
Live Cattle June Futures	2.4	4
LME Lead May Futures	0.6	1
LME Nickel March Futures	7.1	12
LME Nickel May Futures	1.7	3
LME Primary Aluminum March Futures	3.1	5
LME Primary Aluminum May Futures	3.2	6
LME Zinc March Futures	2.5	4
LME Zinc May Futures	4.6	8
Gasoil March Futures	0.4	1
Gasoil May Futures	2.9	5
Heating Oil March Futures	2.3	4
Heating Oil May Futures	4.8	8
Platinum April Futures	3.2	6
Silver March Futures	3.0	5
Soybean March Futures	0.4	1
Soybean Meal March Futures	0.2	—
Soybean Oil March Futures	0.4	1
Sugar #11 (World) March Futures	0.4	1
WTI Crude March Futures	6.8	12
WTI Crude May Futures	6.2	11
Cash	1.9	3

		$176

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 98.38%
	Australia — 3.88%
19,147	AMP Ltd. (Diversified Financial Services)	$74
14,920	APA Group (Gas Utilities)	91
48,978	Aurizon Holdings Ltd. (Road & Rail)	161
24,407	AusNet Services (Electric Utilities)	32
29,130	Australia & New Zealand Banking Group Ltd. (Banks)	606
4,897	Bendigo & Adelaide Bank Ltd. (Banks)	37
15,268	Coca-Cola Amatil Ltd. (Beverages)	102
17,251	Commonwealth Bank of Australia (Banks)	964
10,206	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	100
12,711	Dexus Property Group (Equity Real Estate Investment Trusts)	92
22,877	GPT Group (Equity Real Estate Investment Trusts)	84
13,862	Harvey Norman Holdings Ltd. (Multiline Retail)	40
23,255	Insurance Australia Group Ltd. (Insurance)	135
2,105	Macquarie Group Ltd. (Capital Markets)	168
47,696	Mirvac Group (Equity Real Estate Investment Trusts)	79
26,088	National Australia Bank Ltd. (Banks)	576
14,447	QBE Insurance Group Ltd. (Insurance)	108
68,989	Scentre Group (Equity Real Estate Investment Trusts)	203
30,967	Stockland Trust Group (Equity Real Estate Investment Trusts)	96
12,633	Suncorp Group Ltd. (Insurance)	130
28,365	Sydney Airport (Transportation Infrastructure)	147
51,430	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	175
60,969	Telstra Corp. Ltd. (Diversified Telecommunication Services)	148
48,745	Transurban Group (Transportation Infrastructure)	430
43,851	Vicinity Centres (Equity Real Estate Investment Trusts)	81
19,195	Wesfarmers Ltd. (Food & Staples Retailing)	614
32,768	Westpac Banking Corp. (Banks)	725

		6,198

	Austria — 0.08%
424	ANDRITZ AG (Machinery)	24
590	Erste Group Bank AG (Banks)	30
812	OMV AG (Oil, Gas & Consumable Fuels)	46
662	Voestalpine AG (Metals & Mining)	35

		135

	Belgium — 0.66%
8,304	Anheuser-Busch InBev N.V. (Beverages)	913
1,067	Belgacom SA (Diversified Telecommunication Services)	33
1,197	KBC Groep N.V. (Banks)	104

		1,050

	Bermuda — 0.07%
2,356	IHS Markit Ltd. (Professional Services)(a)	114

Shares	Security Description	Value (000)
	Curaçao — 0.50%
12,275	Schlumberger Ltd. (Energy Equipment & Services)	$795

	Denmark — 1.13%
1,651	Christian Hansen Holding A/S (Chemicals)	143
2,945	ISS A/S (Commercial Services & Supplies)	109
24,464	Novo Nordisk A/S, Class – B (Pharmaceuticals)	1,203
8,520	TDC A/S (Diversified Telecommunication Services)	71
795	Tryg A/S (Insurance)	19
3,614	Vestas Wind Systems A/S (Electrical Equipment)	259

		1,804

	Finland — 0.59%
3,370	Elisa Oyj (Diversified Telecommunication Services)	152
13,563	Fortum Oyj (Electric Utilities)	291
4,534	Metso Oyj (Machinery)	143
4,924	Nokian Renkaat Oyj (Auto Components)	224
4,315	Orion Oyj, Class – B (Pharmaceuticals)	132

		942

	France — 5.13%
322	Amundi SA (Capital Markets)	26
1,833	Atos SE (IT Services)	251
15,106	AXA SA (Insurance)	402
8,696	BNP Paribas (Banks)	644
4,466	Bouygues SA (Construction & Engineering)	224
11,683	Carrefour SA (Food & Staples Retailing)	242
1,183	Casino Guichard-Perrachon SA (Food & Staples Retailing)	58
1,443	CNP Assurances (Insurance)	36
9,014	Credit Agricole SA (Banks)	147
18,151	ENGIE (Multi-Utilities)	303
3,676	Eutelsat Communications (Media)	73
349	Fonciere des Regions (Equity Real Estate Investment Trusts)	38
516	Gecina SA (Equity Real Estate Investment Trusts)	90
420	Icade (Equity Real Estate Investment Trusts)	41
1,232	Ingenico Group SA (Electronic Equipment, Instruments & Components)	100
2,377	Klepierre (Equity Real Estate Investment Trusts)	96
2,457	Lagardere SCA (Media)	70
7,691	Natixism SA (Banks)	63
20,635	Orange (Diversified Telecommunication Services)	351
4,014	Publicis Groupe (Media)	279
16,299	Sanofi-Aventis (Pharmaceuticals)	1,308
10,919	Schneider Electric SA (Electrical Equipment)	961
593	Societe BIC SA (Commercial Services & Supplies)	59
6,234	Societe Generale (Banks)	339
4,001	Suez Environnement Co. (Multi-Utilities)	58
27,330	Total SA (Oil, Gas & Consumable Fuels)	1,567
1,050	Unibail-Rodamco SE (Equity Real Estate Investment Trusts)	239

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
5,010	Veolia Environnement (Multi-Utilities)	$119

		8,184

	Germany — 4.39%
2,110	Allianz SE (Insurance)	477
595	Axel Springer AG (Media)	50
8,811	BASF SE (Chemicals)	894
6,369	Bayer AG (Pharmaceuticals)	718
4,209	Bayerische Motoren Werke Aktiengesellschaft (Automobiles)	458
11,381	Daimler AG, Registered Shares (Automobiles)	970
12,040	Deutsche Post AG (Air Freight & Logistics)	527
20,482	Deutsche Telekom AG (Diversified Telecommunication Services)	336
2,064	Evonik Industries AG (Chemicals)	73
784	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	68
828	Innogy SE (Multi-Utilities)	39
458	MAN SE (Machinery)	53
2,230	Metro AG (Food & Staples Retailing)	39
731	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	170
3,157	ProSiebenSat.1 Media AG (Media)	109
7,955	SAP SE (Software)	835
6,378	Siemens AG (Industrial Conglomerates)	814
5,214	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	24
9,430	TUI AG (Hotels, Restaurants & Leisure)	202
3,006	Vonovia SE (Real Estate Management & Development)	149

		7,005

	Hong Kong — 1.68%
52,000	BOC Hong Kong (Holdings) Ltd. (Banks)	255
25,000	CLP Holdings Ltd. (Electric Utilities)	255
49,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	115
9,700	Hang Seng Bank Ltd. (Banks)	225
23,760	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	156
46,767	HK Electric Investments Ltd. (Electric Utilities)	45
69,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	87
13,000	Hysan Development Co. (Real Estate Management & Development)	69
258,000	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	127
1,637	Michael Kors Holdings Ltd. (Textiles, Apparel & Luxury Goods)(a)	102
93,000	PCCW Ltd. (Diversified Telecommunication Services)	54
24,500	Power Assets Holdings Ltd. (Electric Utilities)	219
25,000	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	398
16,500	Swire Pacific Ltd., Class – A (Real Estate Management & Development)	167
17,400	Swire Properties Ltd. (Real Estate Management & Development)	61

Shares	Security Description	Value (000)
	Hong Kong (continued)
33,000	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	$283
18,000	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	62

		2,680

	Ireland (Republic of) — 0.19%
7,100	CRH PLC (Construction Materials)	241
567	Paddy Power PLC (Hotels, Restaurants & Leisure)	58

		299

	Israel — 0.34%
392	Azrieli Group (Real Estate Management & Development)	19
15,472	Bank Hapoalim Ltd. (Banks)	106
95,150	Israel Chemicals Ltd. (Chemicals)	404
934	Mizrahi Tefahot Bank Ltd. (Banks)	18

		547

	Italy — 0.91%
5,150	Assicurazioni Generali SpA (Insurance)	99
4,744	Atlantia SpA (Transportation Infrastructure)	147
38,885	Enel SpA (Electric Utilities)	238
29,606	Eni SpA (Oil, Gas & Consumable Fuels)	522
54,626	Intesa Sanpaolo SpA (Banks)	199
4,939	Intesa Sanpaolo SpA (Banks)	19
27,731	Snam Rete Gas SpA (Oil, Gas & Consumable Fuels)	127
37,353	Telecom Italia SpA (Diversified Telecommunication Services)	31
8,317	Terna - Rete Elettrica Nazionale SpA (Electric Utilities)	49
6,937	UnipolSai SpA (Insurance)	16

		1,447

	Japan — 13.56%
400	AEON Credit Service Co. Ltd. (Consumer Finance)	9
3,100	Aisin Seiki Co. Ltd. (Auto Components)	169
6,200	Amada Holdings Co. Ltd. (Machinery)	75
3,900	Asahi Glass Co. Ltd. (Building Products)	164
22,500	Asahi Kasei Corp. (Chemicals)	302
38,600	Astellas Pharma, Inc. (Pharmaceuticals)	590
1,300	Benesse Holdings, Inc. (Diversified Consumer Services)	47
12,100	Bridgestone Corp. (Auto Components)	533
18,500	Canon, Inc. (Technology Hardware, Storage & Peripherals)	671
4,100	Casio Computer Co. Ltd. (Household Durables)	61
4,800	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	100
5,100	Daicel Corp. (Chemicals)	56
10,300	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	346
5,100	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	197
8,000	Daiwa Securities Group, Inc. (Capital Markets)	51
8,800	Denso Corp. (Auto Components)	484
4,700	Eisai Co. Ltd. (Pharmaceuticals)	303
1,300	Electric Power Development Co. Ltd. (Independent Power & Renewable Electricity Producers)	34

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
11,500	Fuji Heavy Industries Ltd. (Automobiles)	$381
7,100	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	284
35,000	Fujitsu Ltd. (IT Services)	212
4,500	Hino Motors Ltd. (Machinery)	59
1,900	Hitachi Chemical Co. Ltd. (Chemicals)	42
85,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	618
30,000	Honda Motor Co. Ltd. (Automobiles)	1,038
27,600	ITOCHU Corp. (Trading Companies & Distributors)	539
2,400	Japan Exchange Group, Inc. (Capital Markets)	45
25	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	49
19,900	Japan Tobacco, Inc. (Tobacco)	569
4,700	JS Group Corp. (Building Products)	104
3,500	JSR Corp. (Chemicals)	79
59,450	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	362
16,000	Kajima Corp. (Construction & Engineering)	150
16,800	KDDI Corp. (Wireless Telecommunication Services)	433
17,300	Komatsu Ltd. (Machinery)	580
8,300	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	71
6,600	Kuraray Co. Ltd. (Chemicals)	114
5,900	Kyocera Corp. (Electronic Equipment, Instruments & Components)	335
1,200	Lawson, Inc. (Food & Staples Retailing)	82
3,900	Marui Group Co. Ltd. (Multiline Retail)	79
6,800	Mebuki Financial Group, Inc. (Banks)	26
25,600	Mitsubishi Chemical Holdings Corp. (Chemicals)	249
27,200	Mitsubishi Corp. (Trading Companies & Distributors)	731
6,000	Mitsubishi Heavy Industries Ltd. (Machinery)	231
2,000	Mitsubishi Materials Corp. (Metals & Mining)	59
3,900	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	79
1,700	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	10
30,600	Mitsui & Co. Ltd. (Trading Companies & Distributors)	527
3,300	Mitsui Chemicals, Inc. (Chemicals)	105
169,100	Mizuho Financial Group, Inc. (Banks)	308
3,400	MS&AD Insurance Group Holdings, Inc. (Insurance)	106
4,600	NEC Corp. (Technology Hardware, Storage & Peripherals)	129
4,600	NGK Insulators Ltd. (Machinery)	80
1,600	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	46
19	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)	41
13,300	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	292
6,100	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	285

Shares	Security Description	Value (000)
	Japan (continued)
1,200	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	$28
2,300	Nomura Research Institute Ltd. (IT Services)	109
10,900	NTT Data Corp. (IT Services)	115
12,800	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	326
11,500	Obayashi Corp. (Construction & Engineering)	127
3,500	OMRON Corp. (Electronic Equipment, Instruments & Components)	205
5,900	ORIX Corp. (Diversified Financial Services)	106
3,300	Osaka Gas Co. Ltd. (Gas Utilities)	66
7,300	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	365
2,100	Park24 Co. Ltd. (Commercial Services & Supplies)	57
14,700	Resona Holdings, Inc. (Banks)	79
900	Sankyo Co. Ltd. (Leisure Products)	31
3,500	Sega Sammy Holdings, Inc. (Leisure Products)	57
4,965	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	86
10,800	Sekisui House Ltd. (Household Durables)	198
13,500	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	578
3,500	Showa Shell Sekiyu KK (Oil, Gas & Consumable Fuels)	48
2,300	Sompo Japan Nipponkoa Holdings, Inc. (Insurance)	93
31,000	Sumitomo Chemical Co. Ltd. (Chemicals)	180
21,000	Sumitomo Corp. (Trading Companies & Distributors)	352
9,200	Sumitomo Mitsui Financial Group, Inc. (Banks)	391
2,300	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	94
3,200	Sumitomo Rubber Industries Ltd. (Auto Components)	59
3,900	T&D Holdings, Inc. (Insurance)	62
13,300	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	648
3,700	Teijin Ltd. (Chemicals)	70
2,500	The Chugoku Electric Power Company, Inc. (Electric Utilities)	31
7,300	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	135
5,000	The Shizuoka Bank Ltd. (Banks)	48
4,700	Tokio Marine Holdings, Inc. (Insurance)	212
3,100	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	574
3,400	Tokyo Gas Co. Ltd. (Gas Utilities)	91
9,000	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	74
1,400	Toyoda Gosei Co. Ltd. (Auto Components)	32
23,000	Toyota Motor Corp. (Automobiles)	1,493
3,900	Toyota Tsusho Corp. (Trading Companies & Distributors)	132
3,900	USS Co. Ltd. (Specialty Retail)	80
2,900	West Japan Railway Co. (Road & Rail)	206
11,500	Yamada Denki Co. Ltd. (Specialty Retail)	70
5,500	Yamaha Motor Co. Ltd. (Automobiles)	164

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
4,100	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	$83

		21,676

	Jersey — 0.31%
30,871	WPP PLC (Media)	491

	Luxembourg — 0.10%
991	Millicom International Cellular SA (Wireless Telecommunication Services)	68
6,376	SES - FDR, Class – A (Media)	86

		154

	Netherlands — 1.45%
1,874	ABN AMRO Group N.V. (Banks)	57
7,735	AEGON N.V. (Insurance)	52
315	Franks International N.V. (Energy Equipment & Services)	2
17,342	ING Groep N.V. (Banks)	292
20,435	Koninklijke (Royal) KPN N.V. (Diversified Telecommunication Services)	61
14,840	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	352
1,079	Koninklijke Boskalis Westminster N.V. (Construction & Engineering)	32
11,028	Koninklijke Philips Electronics N.V. (Industrial Conglomerates)	422
812	Koninklijke Vopak N.V. (Oil, Gas & Consumable Fuels)	40
1,340	NN Group N.V. (Insurance)	60
1,399	Randstad Holding N.V. (Professional Services)	92
15,080	Unilever N.V. (Personal Products)	851

		2,313

	New Zealand — 0.09%
13,131	Fletcher Building Ltd. (Construction Materials)	58
10,116	Meridian Energy Ltd. (Independent Power & Renewable Electricity Producers)	21
23,974	Telecom Corporation of New Zealand Ltd. (Diversified Telecommunication Services)	58

		137

	Norway — 0.46%
1,312	Gjensidige Forsikring ASA (Insurance)	24
6,750	Marine Harvest ASA (Food Products)	136
18,489	Statoil ASA (Oil, Gas & Consumable Fuels)	438
5,974	Telenor ASA (Diversified Telecommunication Services)	136

		734

	Portugal — 0.15%
61,499	EDP - Energias de Portugal SA (Electric Utilities)	234

	Singapore — 0.92%
74,100	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	148
74,600	CapitaCommercial Trust (Equity Real Estate Investment Trusts)	105

Shares	Security Description	Value (000)
	Singapore (continued)
73,800	CapitaMall Trust (Equity Real Estate Investment Trusts)	$118
29,400	SATS Ltd. (Transportation Infrastructure)	116
12,000	Singapore Exchange Ltd. (Capital Markets)	68
61,600	Singapore Press Holdings Ltd. (Media)	119
57,200	Singapore Tech Engineering (Aerospace & Defense)	157
249,700	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	645

		1,476

	Spain — 1.45%
13,348	Abertis Infraestructuras SA (Transportation Infrastructure)	299
47,888	Banco Bilbao Vizcaya Argentaria SA (Banks)	379
7,770	Corporacion Mapfre (Insurance)	26
4,316	Enagas (Oil, Gas & Consumable Fuels)	118
3,003	Endesa (Electric Utilities)	66
3,364	Gas Natural SDG SA (Gas Utilities)	80
55,451	Iberdrola SA (Electric Utilities)	409
4,169	Red Electrica Corp. (Electric Utilities)	86
23,971	Repsol YPF SA (Oil, Gas & Consumable Fuels)	426
43,600	Telefonica SA (Diversified Telecommunication Services)	432

		2,321

	Sweden — 1.59%
28,297	Hennes & Mauritz AB, B Shares (Specialty Retail)	423
2,419	ICA Gruppen AB (Food & Staples Retailing)	86
33,721	Nordea Bank AB (Banks)	362
16,857	Skandinaviska Enskilda Banken AB, Class – A (Banks)	177
10,208	Skanska AB, B Shares (Construction & Engineering)	209
17,335	Svenska Handelsbanken AB, A Shares (Banks)	217
10,121	Swedbank AB, A Shares (Banks)	227
5,429	Tele2 AB, B Shares (Wireless Telecommunication Services)	65
90,641	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	577
41,722	TeliaSonera AB (Diversified Telecommunication Services)	197

		2,540

	Switzerland — 5.06%
50,839	ABB Ltd., Registered Shares (Electrical Equipment)	1,209
4,442	Adecco SA, Registered Shares (Professional Services)	317
1,072	Garmin Ltd. (Household Durables)	63
1,490	Kuehne & Nagel International Ltd. (Marine)	235
12,721	LafargeHolcim Ltd., Registered Shares (Construction Materials)	697
22,080	Novartis AG, Registered Shares (Pharmaceuticals)	1,786
8,015	Roche Holding AG (Pharmaceuticals)	1,840
147	SGS SA, Registered Shares (Professional Services)	361

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
1,003	Swiss Prime Site AG (Real Estate Management & Development)	$97
3,277	Swiss Re AG (Insurance)	335
359	Swisscom AG (Diversified Telecommunication Services)	178
25,059	UBS Group AG (Capital Markets)	442
1,560	Zurich Financial Services AG (Insurance)	514

		8,074

	United Kingdom — 9.96%
2,626	Aon PLC (Insurance)	369
23,753	AstraZeneca PLC (Pharmaceuticals)	1,632
38,150	Aviva PLC (Insurance)	266
6,024	Babcock International Group PLC (Commercial Services & Supplies)	57
75,485	BAE Systems PLC (Aerospace & Defense)	618
25,372	Barratt Developments PLC (Household Durables)	189
57,666	BHP Billiton PLC (Metals & Mining)	1,139
4,085	British American Tobacco PLC, ADR (Tobacco)	236
12,680	British Land Co. PLC (Equity Real Estate Investment Trusts)	114
104,939	BT Group PLC (Diversified Telecommunication Services)	335
15,752	Capita PLC (Professional Services)	32
69,151	Centrica PLC (Multi-Utilities)	138
12,596	Direct Line Insurance Group PLC (Insurance)	67
98,345	GlaxoSmithKline PLC (Pharmaceuticals)	1,909
10,581	Hammerson PLC (Equity Real Estate Investment Trusts)	80
22,871	Imperial Tobacco Group PLC (Tobacco)	778
3,972	Investec PLC (Capital Markets)	31
95,494	ITV PLC (Media)	193
40,207	J Sainsbury PLC (Food & Staples Retailing)	135
9,531	Land Securities Group PLC (Equity Real Estate Investment Trusts)	125
55,972	Legal & General Group PLC (Insurance)	203
39,661	Marks & Spencer Group PLC (Multiline Retail)	151
43,264	National Grid PLC (Multi-Utilities)	487
3,619	Next PLC (Multiline Retail)	242
20,571	Pearson PLC (Media)	217
7,219	Persimmon PLC (Household Durables)	256
37,202	Rio Tinto PLC (Metals & Mining)	1,887
34,212	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	1,082
31,519	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	1,014
22,341	Royal Mail PLC (Air Freight & Logistics)	170
2,908	Severn Trent PLC (Water Utilities)	75
12,805	SSE PLC (Electric Utilities)	230
20,920	Standard Life PLC (Insurance)	106
79,986	Taylor Wimpey PLC (Household Durables)	207
2,092	TechnipFMC PLC (Energy Equipment & Services)	62
8,283	United Utilities Group PLC (Water Utilities)	83
361,344	Vodafone Group PLC (Wireless Telecommunication Services)	989

		15,904

Shares	Security Description	Value (000)
	United States — 43.73%
6,132	3M Co. (Industrial Conglomerates)	$1,347
1,068	Aaron’s, Inc. (Specialty Retail)	50
6,075	Accenture PLC, Class – A (IT Services)	933
686	Advance Auto Parts, Inc. (Specialty Retail)	81
2,004	Air Products & Chemicals, Inc. (Chemicals)	319
1,678	Akamai Technologies, Inc. (Internet Software & Services)(a)	119
774	Align Technology, Inc. (Health Care Equipment & Supplies)(a)	194
1,856	Alphabet, Inc., Class – A (Internet Software & Services)(a)	1,925
4,625	American Electric Power, Inc. (Electric Utilities)	317
7,354	Amgen, Inc. (Biotechnology)	1,254
2,888	Amphenol Corp., Class – A (Electronic Equipment, Instruments & Components)	249
3,468	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	316
853	ANSYS, Inc. (Software)(a)	134
2,521	Anthem, Inc. (Health Care Providers & Services)	553
11,806	Apple, Inc. (Technology Hardware, Storage & Peripherals)	1,981
1,607	Aqua America, Inc. (Water Utilities)	55
303	Arista Networks, Inc. (Communications Equipment)(a)	77
2,193	Autodesk, Inc. (Software)(a)	275
4,577	Automatic Data Processing, Inc. (IT Services)	519
283	AutoZone, Inc. (Specialty Retail)(a)	184
2,018	Becton, Dickinson & Co. (Health Care Equipment & Supplies)	437
1,545	Bed Bath & Beyond, Inc. (Specialty Retail)	32
881	Bemis Company, Inc. (Containers & Packaging)	38
2,859	Best Buy Co., Inc. (Specialty Retail)	200
439	Bio-Techne Corp. (Life Sciences Tools & Services)	66
1,152	Broadridge Financial Solutions, Inc. (IT Services)	126
2,108	Brown & Brown, Inc. (Insurance)	54
1,380	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	129
1,645	Campbell Soup Co. (Food Products)	71
3,013	Cardinal Health, Inc. (Health Care Providers & Services)	189
588	Carlisle Companies, Inc. (Industrial Conglomerates)	61
473	Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	49
1,513	CDK Global, Inc. (Software)	96
2,831	Cerner Corp. (Health Care Technology)(a)	164
292	Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)(a)	94
343	Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	27
864	Cintas Corp. (Commercial Services & Supplies)	148
46,854	Cisco Systems, Inc. (Communications Equipment)	2,010
2,986	Citizens Financial Group, Inc. (Banks)	125
1,513	Citrix Systems, Inc. (Software)(a)	140

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
3,082	CME Group, Inc. (Capital Markets)	$499
5,906	Cognizant Technology Solutions Corp. (IT Services)	475
8,767	Colgate-Palmolive Co. (Household Products)	628
861	Commerce Bancshares, Inc. (Banks)	52
2,182	Copart, Inc. (Commercial Services & Supplies)(a)	111
702	Crane Co. (Machinery)	65
9,503	CSX Corp. (Road & Rail)	529
856	Cullen/Frost Bankers, Inc. (Banks)	91
1,659	Cummins, Inc. (Machinery)	268
5,769	Danaher Corp. (Health Care Equipment & Supplies)	566
1,663	DaVita Healthcare Partners, Inc. (Health Care Providers & Services)(a)	110
2,265	Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	114
837	Dick’s Sporting Goods, Inc. (Specialty Retail)	29
875	Discovery Communications, Inc., Class – C (Media)(a)	17
726	Dolby Laboratories, Inc., Class – A (Electronic Equipment, Instruments & Components)	46
2,102	Dollar Tree, Inc. (Multiline Retail)(a)	199
1,233	Donaldson Company, Inc. (Machinery)	56
1,510	Dover Corp. (Machinery)	148
1,747	Dr. Pepper Snapple Group, Inc. (Beverages)	207
347	Dril-Quip, Inc. (Energy Equipment & Services)(a)	16
868	DST Systems, Inc. (IT Services)	73
1,068	Eaton Vance Corp. (Capital Markets)	59
11,651	eBay, Inc. (Internet Software & Services)(a)	469
2,457	Ecolab, Inc. (Chemicals)	337
2,008	Edwards Lifesciences Corp. (Health Care Equipment & Supplies)(a)	280
9,491	Eli Lilly & Co. (Pharmaceuticals)	734
1,802	Expeditors International of Washington, Inc. (Air Freight & Logistics)	114
6,522	Express Scripts Holding Co. (Health Care Providers & Services)(a)	450
16,767	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1,252
690	F5 Networks, Inc. (Communications Equipment)(a)	100
380	FactSet Research Systems, Inc. (Capital Markets)	76
2,768	Fastenal Co. (Trading Companies & Distributors)	151
1,339	First Republic Bank (Banks)	124
4,374	Fiserv, Inc. (IT Services)(a)	312
870	FleetCor Technologies, Inc. (IT Services)(a)	176
1,271	FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	64
1,256	Fluor Corp. (Construction & Engineering)	72
2,721	Fortive Corp. (Machinery)	211
711	Fossil Group, Inc. (Textiles, Apparel & Luxury Goods)(a)	9
3,663	Franklin Resources, Inc. (Capital Markets)	127
1,268	GameStop Corp., Class – A (Specialty Retail)	16
2,154	Gap, Inc. (Specialty Retail)	67

Shares	Security Description	Value (000)
	United States (continued)
2,645	General Dynamics Corp. (Aerospace & Defense)	$584
5,683	General Mills, Inc. (Food Products)	256
1,437	Genuine Parts Co. (Distributors)	129
1,167	Harris Corp. (Communications Equipment)	188
1,588	Henry Schein, Inc. (Health Care Providers & Services)(a)	107
1,379	Hershey Co. (Food Products)	136
2,525	Hormel Foods Corp. (Food Products)	87
527	Hubbell, Inc. (Electrical Equipment)	64
708	IDEX Corp. (Machinery)	101
899	IDEXX Laboratories, Inc. (Health Care Equipment & Supplies)(a)	172
41,193	Intel Corp. (Semiconductors & Semiconductor Equipment)	2,145
8,773	International Business Machines Corp. (IT Services)	1,346
761	International Flavors & Fragrances, Inc. (Chemicals)	104
2,570	Intuit, Inc. (Software)	446
783	Jack Henry & Associates, Inc. (IT Services)	95
1,129	Jacobs Engineering Group, Inc. (Construction & Engineering)	67
670	John Wiley & Sons, Inc., Class – A (Media)	43
12,886	Johnson & Johnson (Pharmaceuticals)	1,650
3,500	Kimberly-Clark Corp. (Household Products)	385
1,812	Kohl’s Corp. (Multiline Retail)	119
775	L3 Technologies, Inc. (Aerospace & Defense)	161
951	Laboratory Corporation of America Holdings (Health Care Providers & Services)(a)	154
402	Landstar System, Inc. (Road & Rail)	44
681	Lincoln Electric Holdings, Inc. (Machinery)	61
2,865	LKQ Corp. (Distributors)(a)	109
2,619	Lockheed Martin Corp. (Aerospace & Defense)	886
245	LogMeln, Inc. (Internet Software & Services)	28
1,007	Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)(a)	90
427	Lumentum Holdings, Inc. (Communications Equipment)(a)	27
5,216	Marsh & McLennan Companies, Inc. (Insurance)	430
9,659	MasterCard, Inc., Class – A (IT Services)	1,692
1,209	McCormick & Company, Inc. (Food Products)	129
9,252	McDonald’s Corp. (Hotels, Restaurants & Leisure)	1,448
2,156	McKesson Corp. (Health Care Providers & Services)	304
840	MEDNAX, Inc. (Health Care Providers & Services)(a)	47
24,741	Merck & Co., Inc. (Pharmaceuticals)	1,348
259	Mettler-Toledo International, Inc. (Life Sciences Tools & Services)(a)	149
24,181	Microsoft Corp. (Software)	2,206
184	Morningstar, Inc. (Capital Markets)	18
429	MSC Industrial Direct Co., Inc., Class – A (Trading Companies & Distributors)	39
761	National Fuel Gas Co. (Gas Utilities)	39

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
1,016	National Instruments Corp. (Electronic Equipment, Instruments & Components)	$51
3,660	National Oilwell Varco, Inc. (Energy Equipment & Services)	135
13,103	NIKE, Inc., Class – B (Textiles, Apparel & Luxury Goods)	872
1,159	Nordstrom, Inc. (Multiline Retail)	56
3,004	Norfolk Southern Corp. (Road & Rail)	408
7,405	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	481
1,365	Oceaneering International, Inc. (Energy Equipment & Services)	25
630	Old Dominion Freight Line, Inc. (Road & Rail)	93
30,687	Oracle Corp. (Software)	1,404
781	Patterson Companies, Inc. (Health Care Providers & Services)	17
2,967	Paychex, Inc. (IT Services)	183
11,629	PayPal Holdings, Inc. (IT Services)(a)	882
14,259	PepsiCo, Inc. (Beverages)	1,557
5,258	Phillips 66 (Oil, Gas & Consumable Fuels)	504
596	Polaris Industries, Inc. (Leisure Products)	68
2,721	Praxair, Inc. (Chemicals)	392
1,352	Quest Diagnostics, Inc. (Health Care Providers & Services)	136
2,926	Raytheon Co. (Aerospace & Defense)	631
1,768	Red Hat, Inc. (Software)(a)	264
1,325	ResMed, Inc. (Health Care Equipment & Supplies)	130
1,218	Robert Half International, Inc. (Professional Services)	71
1,249	Rockwell Collins, Inc. (Aerospace & Defense)	168
851	Rollins, Inc. (Commercial Services & Supplies)	43
977	Roper Industries, Inc. (Industrial Conglomerates)	274
3,817	Ross Stores, Inc. (Specialty Retail)	299
2,546	S&P Global, Inc. (Capital Markets)	486
1,347	SCANA Corp. (Multi-Utilities)	51
541	Snap-on, Inc. (Machinery)	80
910	Sonoco Products Co. (Containers & Packaging)	44
660	Spirit Airlines, Inc. (Airlines)(a)	25
1,382	Sprouts Farmers Market, Inc. (Food & Staples Retailing)(a)	32
1,408	Stanley Black & Decker, Inc. (Machinery)	216
14,483	Starbucks Corp. (Hotels, Restaurants & Leisure)	838
5,590	Sysco Corp. (Food & Staples Retailing)	335
2,428	T. Rowe Price Group, Inc. (Capital Markets)	262
2,609	Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	137
2,548	TD Ameritrade Holding Corp. (Capital Markets)	151
1,677	Teradata Corp. (IT Services)(a)	67
10,080	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,047
1,202	The Clorox Co. (Household Products)	160
32,245	The Coca-Cola Co. (Beverages)	1,400
325	The Dun & Bradstreet Corp. (Professional Services)	38

Shares	Security Description	Value (000)
	United States (continued)
1,965	The Estee Lauder Companies, Inc., Class – A (Personal Products)	$294
1,129	The J.M. Smucker Co. (Food Products)	140
5,791	The Kraft Heinz Co. (Food Products)	361
9,283	The Kroger Co. (Food & Staples Retailing)	222
550	The Middleby Corp. (Machinery)(a)	68
17,499	The Procter & Gamble Co. (Household Products)	1,388
759	The Sherwin-Williams Co. (Chemicals)	298
8,736	The Southern Co. (Electric Utilities)	390
14,328	The Walt Disney Co. (Media)	1,439
3,845	Thermo Electron Corp. (Life Sciences Tools & Services)	794
1,085	Tiffany & Co. (Specialty Retail)	106
1,290	Tractor Supply Co. (Specialty Retail)	81
2,483	Trimble Navigation Ltd. (Electronic Equipment, Instruments & Components)(a)	89
603	Ulta Salon, Cosmetics & Fragrance, Inc. (Specialty Retail)(a)	123
1,618	Under Armour, Inc., Class – A (Textiles, Apparel & Luxury Goods)(a)	26
1,630	Under Armour, Inc., Class – C (Textiles, Apparel & Luxury Goods)(a)	23
8,503	Union Pacific Corp. (Road & Rail)	1,143
8,077	United Technologies Corp. (Aerospace & Defense)	1,017
3,089	V.F. Corp. (Textiles, Apparel & Luxury Goods)	229
359	Varex Imaging Corp. (Health Care Equipment & Supplies)(a)	13
951	Varian Medical Systems, Inc. (Health Care Equipment & Supplies)(a)	117
926	Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	35
17,784	Visa, Inc., Class – A (IT Services)	2,126
742	VMware, Inc., Class – A (Software)(a)	90
587	W.W. Grainger, Inc. (Trading Companies & Distributors)	166
872	Wabtec Corp. (Machinery)	71
15,352	Wal-Mart Stores, Inc. (Food & Staples Retailing)	1,367
783	Waters Corp. (Life Sciences Tools & Services)(a)	156
4,879	Western Union Co. (IT Services)	94
832	Williams-Sonoma, Inc. (Specialty Retail)	44
985	World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	24
4,630	Xcel Energy, Inc. (Electric Utilities)	211
2,441	Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	176
1,728	Xylem, Inc. (Machinery)	133

		69,837

	Total Common Stocks	157,091

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Preferred Stock — 0.03%
	Germany — 0.03%
545	Bayerische Motoren Werke Aktiengesellschaft – Preferred (Automobiles)	$51

	Total Preferred Stock	51

	Mutual Funds — 0.84%
9,028	Altaba, Inc.	669
23,925	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.46%(b)	24
641,400	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.50%(b)	641

	Total Mutual Funds	1,334

	Total Investments (cost $137,020) — 99.25%	158,476
	Other assets in excess of liabilities — 0.75%	1,202

	Net Assets—100.00%	$159,678

(a)	Represents non-income producing security.

(b)	The rate disclosed is the rate in effect on March 31, 2018.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (concluded) — March 31, 2018 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The ESG Growth Portfolio	Cadence Capital Management, LLC	Mellon Capital Management Corporation*	Parametric Portfolio Associates, LLC	Total
Common Stocks	53.55%	44.83%	—	98.38%
Preferred Stock	0.03%	—	—	0.03%
Mutual Funds	0.02%	0.81%	0.01%	0.84%
Other Assets (Liabilities)	0.51%	-0.11%	0.35%	0.75%

Total Net Assets	54.11%	45.53%	0.36%	100.00%

*	Part of BNY Mellon Asset Management North America Corporation

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2018.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
E-Mini S&P 500 Future	2	6/15/18	$261	$264	$3
Mini MSCI EAFE Index Future	3	6/15/18	295	300	5

			$556	$564	$8

	Total Unrealized Appreciation				$8
	Total Unrealized Depreciation				—

	Total Net Unrealized Appreciation/(Depreciation)				$8

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 98.78%
	Australia — 3.83%
3,402	AMP Ltd. (Diversified Financial Services)	$13
2,759	APA Group (Gas Utilities)	17
8,878	Aurizon Holdings Ltd. (Road & Rail)	29
4,218	AusNet Services (Electric Utilities)	5
5,272	Australia & New Zealand Banking Group Ltd. (Banks)	110
840	Bendigo & Adelaide Bank Ltd. (Banks)	6
2,676	Coca-Cola Amatil Ltd. (Beverages)	18
3,122	Commonwealth Bank of Australia (Banks)	176
1,847	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	18
2,302	Dexus Property Group (Equity Real Estate Investment Trusts)	17
4,143	GPT Group (Equity Real Estate Investment Trusts)	15
2,577	Harvey Norman Holdings Ltd. (Multiline Retail)	7
4,212	Insurance Australia Group Ltd. (Insurance)	24
379	Macquarie Group Ltd. (Capital Markets)	30
8,640	Mirvac Group (Equity Real Estate Investment Trusts)	14
4,725	National Australia Bank Ltd. (Banks)	104
2,588	QBE Insurance Group Ltd. (Insurance)	19
12,499	Scentre Group (Equity Real Estate Investment Trusts)	38
5,609	Stockland Trust Group (Equity Real Estate Investment Trusts)	17
2,287	Suncorp Group Ltd. (Insurance)	24
5,138	Sydney Airport (Transportation Infrastructure)	27
8,820	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	30
10,255	Telstra Corp. Ltd. (Diversified Telecommunication Services)	25
8,804	Transurban Group (Transportation Infrastructure)	77
7,944	Vicinity Centres (Equity Real Estate Investment Trusts)	15
3,466	Wesfarmers Ltd. (Food & Staples Retailing)	111
5,936	Westpac Banking Corp. (Banks)	131

		1,117

	Austria — 0.09%
78	ANDRITZ AG (Machinery)	4
109	Erste Group Bank AG (Banks)	5
148	OMV AG (Oil, Gas & Consumable Fuels)	10
120	Voestalpine AG (Metals & Mining)	6

		25

	Belgium — 0.65%
1,470	Anheuser-Busch InBev N.V. (Beverages)	162
222	Belgacom SA (Diversified Telecommunication Services)	7
246	KBC Groep N.V. (Banks)	21

		190

	Bermuda — 0.09%
526	IHS Markit Ltd. (Professional Services)(a)	25

	Cayman Islands — 0.04%
136	Herbalife Ltd. (Personal Products)(a)	13

Shares	Security Description	Value (000)
	Curaçao — 0.65%
2,904	Schlumberger Ltd. (Energy Equipment & Services)	$188

	Denmark — 1.26%
385	Christian Hansen Holding A/S (Chemicals)	33
1,747	ISS A/S (Commercial Services & Supplies)	65
13,015	TDC A/S (Diversified Telecommunication Services)	108
1,397	Tryg A/S (Insurance)	33
1,804	Vestas Wind Systems A/S (Electrical Equipment)	129

		368

	Finland — 0.59%
751	Elisa Oyj (Diversified Telecommunication Services)	34
2,840	Fortum Oyj (Electric Utilities)	60
948	Metso Oyj (Machinery)	30
1,026	Nokian Renkaat Oyj (Auto Components)	47

		171

	France — 5.01%
58	Amundi SA (Capital Markets)	5
404	Atos SE (IT Services)	55
3,297	AXA SA (Insurance)	87
1,901	BNP Paribas (Banks)	140
1,010	Bouygues SA (Construction & Engineering)	51
2,528	Carrefour SA (Food & Staples Retailing)	52
263	Casino Guichard-Perrachon SA (Food & Staples Retailing)	13
307	CNP Assurances (Insurance)	8
2,034	Credit Agricole SA (Banks)	33
3,887	ENGIE (Multi-Utilities)	65
790	Eutelsat Communications (Media)	16
82	Fonciere des Regions (Equity Real Estate Investment Trusts)	9
113	Gecina SA (Equity Real Estate Investment Trusts)	20
86	Icade (Equity Real Estate Investment Trusts)	8
256	Ingenico Group SA (Electronic Equipment, Instruments & Components)	21
520	Klepierre (Equity Real Estate Investment Trusts)	21
500	Lagardere SCA (Media)	14
1,646	Natixism SA (Banks)	14
4,657	Orange (Diversified Telecommunication Services)	79
862	Publicis Groupe (Media)	60
2,363	Schneider Electric SA (Electrical Equipment)	208
119	Societe BIC SA (Commercial Services & Supplies)	12
1,372	Societe Generale (Banks)	75
824	Suez Environnement Co. (Multi-Utilities)	12
5,191	Total SA (Oil, Gas & Consumable Fuels)	298
251	Unibail-Rodamco SE (Equity Real Estate Investment Trusts)	57
1,099	Veolia Environnement (Multi-Utilities)	26

		1,459

	Germany — 4.36%
471	Allianz SE (Insurance)	106

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
131	Axel Springer AG (Media)	$11
1,589	BASF SE (Chemicals)	161
924	Bayerische Motoren Werke Aktiengesellschaft (Automobiles)	100
2,047	Daimler AG, Registered Shares (Automobiles)	175
2,738	Deutsche Post AG (Air Freight & Logistics)	120
4,727	Deutsche Telekom AG (Diversified Telecommunication Services)	77
456	Evonik Industries AG (Chemicals)	16
179	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	16
188	Innogy SE (Multi-Utilities)	9
99	MAN SE (Machinery)	12
496	Metro AG (Food & Staples Retailing)	9
163	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	38
663	ProSiebenSat.1 Media AG (Media)	23
1,565	SAP SE (Software)	164
1,220	Siemens AG (Industrial Conglomerates)	156
1,100	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	5
1,878	TUI AG (Hotels, Restaurants & Leisure)	40
686	Vonovia SE (Real Estate Management & Development)	34

		1,272

	Hong Kong — 1.68%
11,024	BOC Hong Kong (Holdings) Ltd. (Banks)	55
4,540	CLP Holdings Ltd. (Electric Utilities)	47
7,043	Hang Lung Properties Ltd. (Real Estate Management & Development)	17
1,613	Hang Seng Bank Ltd. (Banks)	37
4,730	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	31
9,615	HK Electric Investments Ltd. (Electric Utilities)	9
12,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	15
2,000	Hysan Development Co. (Real Estate Management & Development)	11
34,836	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	17
406	Michael Kors Holdings Ltd. (Textiles, Apparel & Luxury Goods)(a)	25
12,000	PCCW Ltd. (Diversified Telecommunication Services)	7
4,500	Power Assets Holdings Ltd. (Electric Utilities)	40
5,000	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	79
2,738	Swire Pacific Ltd., Class – A (Real Estate Management & Development)	28
3,200	Swire Properties Ltd. (Real Estate Management & Development)	11
6,000	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	51
3,000	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	10

		490

Shares	Security Description	Value (000)
	Ireland (Republic of) — 0.19%
1,261	CRH PLC (Construction Materials)	$43
106	Paddy Power PLC (Hotels, Restaurants & Leisure)	11

		54

	Israel — 0.34%
112	Azrieli Group (Real Estate Management & Development)	5
2,648	Bank Hapoalim Ltd. (Banks)	18
16,723	Israel Chemicals Ltd. (Chemicals)	72
171	Mizrahi Tefahot Bank Ltd. (Banks)	3

		98

	Italy — 0.90%
942	Assicurazioni Generali SpA (Insurance)	18
866	Atlantia SpA (Transportation Infrastructure)	27
7,058	Enel SpA (Electric Utilities)	43
5,322	Eni SpA (Oil, Gas & Consumable Fuels)	94
9,871	Intesa Sanpaolo SpA (Banks)	36
831	Intesa Sanpaolo SpA (Banks)	3
5,022	Snam Rete Gas SpA (Oil, Gas & Consumable Fuels)	23
6,842	Telecom Italia SpA (Diversified Telecommunication Services)	6
1,542	Terna – Rete Elettrica Nazionale SpA (Electric Utilities)	9
992	UnipolSai SpA (Insurance)	2

		261

	Japan — 13.39%
110	AEON Credit Service Co. Ltd. (Consumer Finance)	3
700	Aisin Seiki Co. Ltd. (Auto Components)	38
1,413	Amada Holdings Co. Ltd. (Machinery)	17
707	Asahi Glass Co. Ltd. (Building Products)	30
4,700	Asahi Kasei Corp. (Chemicals)	63
310	Benesse Holdings, Inc. (Diversified Consumer Services)	11
2,570	Bridgestone Corp. (Auto Components)	113
3,900	Canon, Inc. (Technology Hardware, Storage & Peripherals)	142
900	Casio Computer Co. Ltd. (Household Durables)	13
1,151	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	24
1,000	Daicel Corp. (Chemicals)	11
1,010	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	39
2,000	Daiwa Securities Group, Inc. (Capital Markets)	13
1,836	Denso Corp. (Auto Components)	101
300	Electric Power Development Co. Ltd. (Independent Power & Renewable Electricity Producers)	8
2,358	Fuji Heavy Industries Ltd. (Automobiles)	78
1,500	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	60
7,211	Fujitsu Ltd. (IT Services)	44
1,000	Hino Motors Ltd. (Machinery)	13
400	Hitachi Chemical Co. Ltd. (Chemicals)	9
17,788	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	130
6,017	Honda Motor Co. Ltd. (Automobiles)	208

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
5,768	ITOCHU Corp. (Trading Companies & Distributors)	$113
500	Japan Exchange Group, Inc. (Capital Markets)	9
5	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	9
4,200	Japan Tobacco, Inc. (Tobacco)	120
1,000	JS Group Corp. (Building Products)	22
714	JSR Corp. (Chemicals)	16
12,749	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	78
4,000	Kajima Corp. (Construction & Engineering)	37
3,496	KDDI Corp. (Wireless Telecommunication Services)	90
3,535	Komatsu Ltd. (Machinery)	119
1,781	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	15
1,328	Kuraray Co. Ltd. (Chemicals)	23
1,241	Kyocera Corp. (Electronic Equipment, Instruments & Components)	70
300	Lawson, Inc. (Food & Staples Retailing)	21
810	Marui Group Co. Ltd. (Multiline Retail)	16
1,400	Mebuki Financial Group, Inc. (Banks)	5
5,617	Mitsubishi Corp. (Trading Companies & Distributors)	152
400	Mitsubishi Materials Corp. (Metals & Mining)	12
456	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	3
6,425	Mitsui & Co. Ltd. (Trading Companies & Distributors)	111
700	Mitsui Chemicals, Inc. (Chemicals)	22
35,731	Mizuho Financial Group, Inc. (Banks)	65
630	MS&AD Insurance Group Holdings, Inc. (Insurance)	20
930	NEC Corp. (Technology Hardware, Storage & Peripherals)	26
1,000	NGK Insulators Ltd. (Machinery)	17
402	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	12
4	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)	9
2,800	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	61
1,231	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	57
210	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	5
500	Nomura Research Institute Ltd. (IT Services)	24
2,300	NTT Data Corp. (IT Services)	24
2,666	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	68
2,500	Obayashi Corp. (Construction & Engineering)	28
800	OMRON Corp. (Electronic Equipment, Instruments & Components)	47
1,261	ORIX Corp. (Diversified Financial Services)	22
702	Osaka Gas Co. Ltd. (Gas Utilities)	14
1,540	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	77

Shares	Security Description	Value (000)
	Japan (continued)
400	Park24 Co. Ltd. (Commercial Services & Supplies)	$11
3,130	Resona Holdings, Inc. (Banks)	17
200	Sankyo Co. Ltd. (Leisure Products)	7
700	Sega Sammy Holdings, Inc. (Leisure Products)	11
1,045	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	18
2,310	Sekisui House Ltd. (Household Durables)	43
2,800	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	119
816	Showa Shell Sekiyu KK (Oil, Gas & Consumable Fuels)	11
500	Sompo Japan Nipponkoa Holdings, Inc. (Insurance)	20
4,477	Sumitomo Corp. (Trading Companies & Distributors)	75
1,900	Sumitomo Mitsui Financial Group, Inc. (Banks)	81
523	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	21
600	Sumitomo Rubber Industries Ltd. (Auto Components)	11
862	T&D Holdings, Inc. (Insurance)	14
700	Teijin Ltd. (Chemicals)	13
500	The Chugoku Electric Power Company, Inc. (Electric Utilities)	6
1,486	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	27
1,020	The Shizuoka Bank Ltd. (Banks)	10
943	Tokio Marine Holdings, Inc. (Insurance)	43
600	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	111
800	Tokyo Gas Co. Ltd. (Gas Utilities)	21
2,000	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	16
300	Toyoda Gosei Co. Ltd. (Auto Components)	7
4,180	Toyota Motor Corp. (Automobiles)	272
812	Toyota Tsusho Corp. (Trading Companies & Distributors)	27
825	USS Co. Ltd. (Specialty Retail)	17
2,300	Yamada Denki Co. Ltd. (Specialty Retail)	14
1,129	Yamaha Motor Co. Ltd. (Automobiles)	34
900	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	18

		3,902

	Jersey — 0.43%
7,837	WPP PLC (Media)	125

	Luxembourg — 0.11%
179	Millicom International Cellular SA (Wireless Telecommunication Services)	12
1,386	SES – FDR, Class – A (Media)	19

		31

	Netherlands — 1.43%
364	ABN AMRO Group N.V. (Banks)	11
1,467	AEGON N.V. (Insurance)	10
56	Franks International N.V. (Energy Equipment & Services)	—
3,284	ING Groep N.V. (Banks)	55

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Netherlands (continued)
3,826	Koninklijke (Royal) KPN N.V. (Diversified Telecommunication Services)	$12
2,824	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)	67
207	Koninklijke Boskalis Westminster N.V. (Construction & Engineering)	6
2,098	Koninklijke Philips Electronics N.V. (Industrial Conglomerates)	80
157	Koninklijke Vopak N.V. (Oil, Gas & Consumable Fuels)	8
264	NN Group N.V. (Insurance)	12
265	Randstad Holding N.V. (Professional Services)	17
2,460	Unilever N.V. (Personal Products)	139

		417

	New Zealand — 0.09%
2,361	Fletcher Building Ltd. (Construction Materials)	10
1,818	Meridian Energy Ltd. (Independent Power & Renewable Electricity Producers)	4
4,312	Telecom Corporation of New Zealand Ltd. (Diversified Telecommunication Services)	11

		25

	Norway — 0.46%
245	Gjensidige Forsikring ASA (Insurance)	5
1,239	Marine Harvest ASA (Food Products)	25
3,332	Statoil ASA (Oil, Gas & Consumable Fuels)	79
1,073	Telenor ASA (Diversified Telecommunication Services)	24

		133

	Portugal — 0.14%
11,158	EDP – Energias de Portugal SA (Electric Utilities)	42

	Singapore — 0.91%
15,182	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	32
15,327	CapitaCommercial Trust (Equity Real Estate Investment Trusts)	21
15,175	CapitaMall Trust (Equity Real Estate Investment Trusts)	24
5,200	SATS Ltd. (Transportation Infrastructure)	20
2,500	Singapore Exchange Ltd. (Capital Markets)	14
11,643	Singapore Press Holdings Ltd. (Media)	22
51,209	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	133

		266

	Spain — 1.44%
2,402	Abertis Infraestructuras SA (Transportation Infrastructure)	54
8,644	Banco Bilbao Vizcaya Argentaria SA (Banks)	68
1,350	Corporacion Mapfre (Insurance)	4
801	Enagas (Oil, Gas & Consumable Fuels)	22
567	Endesa (Electric Utilities)	12
614	Gas Natural SDG SA (Gas Utilities)	15
10,033	Iberdrola SA (Electric Utilities)	75
768	Red Electrica Corp. (Electric Utilities)	16

Shares	Security Description	Value (000)
	Spain (continued)
4,341	Repsol YPF SA (Oil, Gas & Consumable Fuels)	$77
7,884	Telefonica SA (Diversified Telecommunication Services)	78

		421

	Sweden — 1.57%
5,114	Hennes & Mauritz AB, B Shares (Specialty Retail)	76
441	ICA Gruppen AB (Food & Staples Retailing)	16
6,076	Nordea Bank AB (Banks)	66
3,040	Skandinaviska Enskilda Banken AB, Class – A (Banks)	32
1,854	Skanska AB, B Shares (Construction & Engineering)	38
3,140	Svenska Handelsbanken AB, A Shares (Banks)	39
1,825	Swedbank AB, A Shares (Banks)	41
978	Tele2 AB, B Shares (Wireless Telecommunication Services)	12
16,396	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	104
7,522	TeliaSonera AB (Diversified Telecommunication Services)	35

		459

	Switzerland — 4.93%
13,877	ABB Ltd., Registered Shares (Electrical Equipment)	329
2,037	Adecco SA, Registered Shares (Professional Services)	145
264	Garmin Ltd. (Household Durables)	16
360	Kuehne & Nagel International Ltd. (Marine)	57
3,977	LafargeHolcim Ltd., Registered Shares (Construction Materials)	218
39	SGS SA, Registered Shares (Professional Services)	96
304	Swiss Prime Site AG (Real Estate Management & Development)	29
1,248	Swiss Re AG (Insurance)	127
132	Swisscom AG (Diversified Telecommunication Services)	66
9,233	UBS Group AG (Capital Markets)	163
581	Zurich Financial Services AG (Insurance)	192

		1,438

	United Kingdom — 9.65%
715	Aon PLC (Insurance)	100
9,570	Aviva PLC (Insurance)	67
6,429	Barratt Developments PLC (Household Durables)	48
14,011	BHP Billiton PLC (Metals & Mining)	277
969	British American Tobacco PLC, ADR (Tobacco)	56
3,182	British Land Co. PLC (Equity Real Estate Investment Trusts)	29
26,835	BT Group PLC (Diversified Telecommunication Services)	86
4,086	Capita PLC (Professional Services)	8
18,698	Centrica PLC (Multi-Utilities)	37
3,685	Direct Line Insurance Group PLC (Insurance)	20

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
2,658	Hammerson PLC (Equity Real Estate Investment Trusts)	$20
4,227	Imperial Tobacco Group PLC (Tobacco)	144
1,071	Investec PLC (Capital Markets)	8
31,388	ITV PLC (Media)	64
13,130	J Sainsbury PLC (Food & Staples Retailing)	44
2,405	Land Securities Group PLC (Equity Real Estate Investment Trusts)	31
15,930	Legal & General Group PLC (Insurance)	58
10,108	Marks & Spencer Group PLC (Multiline Retail)	38
11,195	National Grid PLC (Multi-Utilities)	126
921	Next PLC (Multiline Retail)	62
9,269	Pearson PLC (Media)	97
2,435	Persimmon PLC (Household Durables)	86
7,379	Rio Tinto PLC (Metals & Mining)	375
6,009	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	191
5,795	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	187
7,967	Royal Mail PLC (Air Freight & Logistics)	60
759	Severn Trent PLC (Water Utilities)	20
3,240	SSE PLC (Electric Utilities)	58
8,355	Standard Life PLC (Insurance)	42
20,341	Taylor Wimpey PLC (Household Durables)	53
509	TechnipFMC PLC (Energy Equipment & Services)	15
906	The Berkeley Group Holdings PLC (Household Durables)	48
2,161	United Utilities Group PLC (Water Utilities)	21
86,023	Vodafone Group PLC (Wireless Telecommunication Services)	235

		2,811

	United States — 44.55%
1,427	3M Co. (Industrial Conglomerates)	313
133	Aaron’s, Inc. (Specialty Retail)	6
1,446	Accenture PLC, Class – A (IT Services)	222
151	Advance Auto Parts, Inc. (Specialty Retail)	18
542	Air Products & Chemicals, Inc. (Chemicals)	86
395	Akamai Technologies, Inc. (Internet Software & Services)(a)	28
196	Align Technology, Inc. (Health Care Equipment & Supplies)(a)	49
307	Alphabet, Inc., Class – A (Internet Software & Services)(a)	318
1,231	American Electric Power, Inc. (Electric Utilities)	84
1,639	Amgen, Inc. (Biotechnology)	279
732	Amphenol Corp., Class – A (Electronic Equipment, Instruments & Components)	62
903	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	82
194	ANSYS, Inc. (Software)(a)	30
634	Anthem, Inc. (Health Care Providers & Services)	138
1,955	Apple, Inc. (Technology Hardware, Storage & Peripherals)	328
342	Aqua America, Inc. (Water Utilities)	12
68	Arista Networks, Inc. (Communications Equipment)(a)	17
374	Arthur J. Gallagher & Co. (Insurance)	26

Shares	Security Description	Value (000)
	United States (continued)
1,113	Automatic Data Processing, Inc. (IT Services)	$126
82	AutoZone, Inc. (Specialty Retail)(a)	53
305	Avnet, Inc. (Electronic Equipment, Instruments & Components)	13
85	Bank of Hawaii Corp. (Banks)	7
529	Becton, Dickinson & Co. (Health Care Equipment & Supplies)	114
388	Bed Bath & Beyond, Inc. (Specialty Retail)	8
181	Bemis Company, Inc. (Containers & Packaging)	8
729	Best Buy Co., Inc. (Specialty Retail)	51
79	Bio-Techne Corp. (Life Sciences Tools & Services)	12
79	Blue Buffalo Pet Products, Inc. (Food Products)(a)	3
274	Broadridge Financial Solutions, Inc. (IT Services)	30
446	Brown & Brown, Inc. (Insurance)	11
310	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	29
360	Campbell Soup Co. (Food Products)	16
791	Cardinal Health, Inc. (Health Care Providers & Services)	50
144	Carlisle Companies, Inc. (Industrial Conglomerates)	15
101	Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	11
353	CDK Global, Inc. (Software)	22
696	Cerner Corp. (Health Care Technology)(a)	40
65	Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)(a)	21
68	Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	5
221	Cintas Corp. (Commercial Services & Supplies)	38
7,752	Cisco Systems, Inc. (Communications Equipment)	333
697	Citizens Financial Group, Inc. (Banks)	29
341	Citrix Systems, Inc. (Software)(a)	32
751	CME Group, Inc. (Capital Markets)	121
1,473	Cognizant Technology Solutions Corp. (IT Services)	119
2,105	Colgate-Palmolive Co. (Household Products)	151
182	Commerce Bancshares, Inc. (Banks)	11
554	Copart, Inc. (Commercial Services & Supplies)(a)	28
143	Crane Co. (Machinery)	13
2,315	CSX Corp. (Road & Rail)	129
177	Cullen/Frost Bankers, Inc. (Banks)	19
463	Cummins, Inc. (Machinery)	75
375	DaVita Healthcare Partners, Inc. (Health Care Providers & Services)(a)	25
534	Dentsply Sirona, Inc. (Health Care Equipment & Supplies)	27
172	Dick’s Sporting Goods, Inc. (Specialty Retail)	6
216	Discovery Communications, Inc., Class – C (Media)(a)	4
143	Dolby Laboratories, Inc., Class – A (Electronic Equipment, Instruments & Components)	9

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
557	Dollar Tree, Inc. (Multiline Retail)(a)	$53
260	Donaldson Company, Inc. (Machinery)	12
355	Dover Corp. (Machinery)	35
451	Dr. Pepper Snapple Group, Inc. (Beverages)	53
72	Dril-Quip, Inc. (Energy Equipment & Services)(a)	3
180	DST Systems, Inc. (IT Services)	15
219	Eaton Vance Corp. (Capital Markets)	12
669	Ecolab, Inc. (Chemicals)	92
524	Edwards Lifesciences Corp. (Health Care Equipment & Supplies)(a)	73
423	Expeditors International of Washington, Inc. (Air Freight & Logistics)	27
1,580	Express Scripts Holding Co. (Health Care Providers & Services)(a)	109
3,178	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	237
167	F5 Networks, Inc. (Communications Equipment)(a)	24
90	FactSet Research Systems, Inc. (Capital Markets)	18
610	Fastenal Co. (Trading Companies & Distributors)	33
345	First Republic Bank (Banks)	32
1,210	Fiserv, Inc. (IT Services)(a)	86
218	FleetCor Technologies, Inc. (IT Services)(a)	44
306	Fluor Corp. (Construction & Engineering)	17
139	Fossil Group, Inc. (Textiles, Apparel & Luxury Goods)(a)	2
876	Franklin Resources, Inc. (Capital Markets)	30
210	GameStop Corp., Class – A (Specialty Retail)	3
452	Gap, Inc. (Specialty Retail)	14
1,494	General Mills, Inc. (Food Products)	67
104	Genesee & Wyoming, Inc., Class – A (Road & Rail)(a)	7
349	Genuine Parts Co. (Distributors)	31
2,109	Halliburton Co. (Energy Equipment & Services)	99
373	Henry Schein, Inc. (Health Care Providers & Services)(a)	25
336	Hershey Co. (Food Products)	33
181	Hexcel Corp. (Aerospace & Defense)	12
599	Hormel Foods Corp. (Food Products)	21
134	Hubbell, Inc. (Electrical Equipment)	16
172	IDEX Corp. (Machinery)	25
220	IDEXX Laboratories, Inc. (Health Care Equipment & Supplies)(a)	42
709	Illinois Tool Works, Inc. (Machinery)	112
7,160	Intel Corp. (Semiconductors & Semiconductor Equipment)	374
1,687	International Business Machines Corp. (IT Services)	259
173	International Flavors & Fragrances, Inc. (Chemicals)	24
647	Intuit, Inc. (Software)	112
68	IPG Photonics Corp. (Electronic Equipment, Instruments & Components)(a)	16
185	Jack Henry & Associates, Inc. (IT Services)	22
283	Jacobs Engineering Group, Inc. (Construction & Engineering)	17
92	John Wiley & Sons, Inc., Class – A (Media)	6
931	Kimberly-Clark Corp. (Household Products)	103

Shares	Security Description	Value (000)
	United States (continued)
426	Kohl’s Corp. (Multiline Retail)	$28
229	Laboratory Corporation of America Holdings (Health Care Providers & Services)(a)	37
87	Landstar System, Inc. (Road & Rail)	10
172	Lincoln Electric Holdings, Inc. (Machinery)	15
646	LKQ Corp. (Distributors)(a)	25
49	LogMeln, Inc. (Internet Software & Services)	6
245	Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)(a)	22
97	Lumentum Holdings, Inc. (Communications Equipment)(a)	6
1,340	Marsh & McLennan Companies, Inc. (Insurance)	111
1,977	MasterCard, Inc., Class – A (IT Services)	346
265	McCormick & Company, Inc. (Food Products)	28
1,994	McDonald’s Corp. (Hotels, Restaurants & Leisure)	312
586	McKesson Corp. (Health Care Providers & Services)	83
205	MEDNAX, Inc. (Health Care Providers & Services)(a)	11
63	Mettler-Toledo International, Inc. (Life Sciences Tools & Services)(a)	36
3,685	Microsoft Corp. (Software)	337
365	Molson Coors Brewing Co., Class – B (Beverages)	27
37	Morningstar, Inc. (Capital Markets)	4
90	MSC Industrial Direct Co., Inc., Class – A (Trading Companies & Distributors)	8
158	National Fuel Gas Co. (Gas Utilities)	8
209	National Instruments Corp. (Electronic Equipment, Instruments & Components)	11
871	National Oilwell Varco, Inc. (Energy Equipment & Services)	32
3,105	NIKE, Inc., Class – B (Textiles, Apparel & Luxury Goods)	205
291	Nordstrom, Inc. (Multiline Retail)	14
770	Norfolk Southern Corp. (Road & Rail)	105
1,823	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	118
264	Oceaneering International, Inc. (Energy Equipment & Services)	5
150	Old Dominion Freight Line, Inc. (Road & Rail)	22
6,320	Oracle Corp. (Software)	289
159	Patterson Companies, Inc. (Health Care Providers & Services)	4
758	Paychex, Inc. (IT Services)	47
2,834	PayPal Holdings, Inc. (IT Services)(a)	215
2,626	PepsiCo, Inc. (Beverages)	288
1,302	Phillips 66 (Oil, Gas & Consumable Fuels)	125
127	Polaris Industries, Inc. (Leisure Products)	15
718	Praxair, Inc. (Chemicals)	103
320	Quest Diagnostics, Inc. (Health Care Providers & Services)	32
424	Red Hat, Inc. (Software)(a)	63
311	ResMed, Inc. (Health Care Equipment & Supplies)	31

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (concluded) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
310	Robert Half International, Inc. (Professional Services)	$18
194	Rollins, Inc. (Commercial Services & Supplies)	10
248	Roper Industries, Inc. (Industrial Conglomerates)	70
1,006	Ross Stores, Inc. (Specialty Retail)	78
642	S&P Global, Inc. (Capital Markets)	123
312	SCANA Corp. (Multi-Utilities)	12
135	Snap-on, Inc. (Machinery)	20
199	Sonoco Products Co. (Containers & Packaging)	10
142	Spirit Airlines, Inc. (Airlines)(a)	5
286	Sprouts Farmers Market, Inc. (Food & Staples Retailing)(a)	7
355	Stanley Black & Decker, Inc. (Machinery)	54
3,440	Starbucks Corp. (Hotels, Restaurants & Leisure)	199
1,485	Sysco Corp. (Food & Staples Retailing)	89
644	T. Rowe Price Group, Inc. (Capital Markets)	70
576	Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	30
596	TD Ameritrade Holding Corp. (Capital Markets)	35
352	Teradata Corp. (IT Services)(a)	14
2,375	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	247
311	The Clorox Co. (Household Products)	41
6,135	The Coca-Cola Co. (Beverages)	266
67	The Dun & Bradstreet Corp. (Professional Services)	8
280	The J.M. Smucker Co. (Food Products)	35
1,497	The Kraft Heinz Co. (Food Products)	93
2,452	The Kroger Co. (Food & Staples Retailing)	59
34	The Madison Square Garden Co., Class – A (Media)(a)	8
132	The Middleby Corp. (Machinery)(a)	16
203	The Sherwin-Williams Co. (Chemicals)	80
2,321	The Southern Co. (Electric Utilities)	104
260	The Toro Co. (Machinery)	16
2,668	The Walt Disney Co. (Media)	268
254	Tiffany & Co. (Specialty Retail)	25
290	Tractor Supply Co. (Specialty Retail)	18
164	Ulta Salon, Cosmetics & Fragrance, Inc. (Specialty Retail)(a)	34
339	Under Armour, Inc., Class – A (Textiles, Apparel & Luxury Goods)(a)	6
341	Under Armour, Inc., Class – C (Textiles, Apparel & Luxury Goods)(a)	5
1,998	Union Pacific Corp. (Road & Rail)	268
791	V.F. Corp. (Textiles, Apparel & Luxury Goods)	59
76	Varex Imaging Corp. (Health Care Equipment & Supplies)(a)	3
225	Varian Medical Systems, Inc. (Health Care Equipment & Supplies)(a)	28
196	Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	7
2,822	Visa, Inc., Class – A (IT Services)	338
188	VMware, Inc., Class – A (Software)(a)	23
134	W.W. Grainger, Inc. (Trading Companies & Distributors)	38
213	Wabtec Corp. (Machinery)	17

Shares	Security Description	Value (000)
	United States (continued)
3,610	Wal-Mart Stores, Inc. (Food & Staples Retailing)	$321
181	Waters Corp. (Life Sciences Tools & Services)(a)	36
1,155	Western Union Co. (IT Services)	22
169	Williams-Sonoma, Inc. (Specialty Retail)	9
157	World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	4
1,206	Xcel Energy, Inc. (Electric Utilities)	55
574	Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	41

		12,985

	Total Common Stocks	28,786

	Preferred Stock — 0.04%
	Germany — 0.04%
115	Bayerische Motoren Werke Aktiengesellschaft – Preferred (Automobiles)	11

	Total Preferred Stock	11

	Mutual Fund — 0.61%
179,082	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.50%(b)	179

	Total Mutual Fund	179

	Total Investments (cost $23,826) — 99.43%	28,976
	Other assets in excess of liabilities — 0.57%	167

	Net Assets — 100.00%	$29,143

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Represents non-income producing security.

(b)	The rate disclosed is the rate in effect on March 31, 2018.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

REIT — Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Catholic SRI Growth Portfolio	Cadence Capital Management, LLC	Mellon Capital Management Corporation*	Total
Common Stocks	52.71%	46.07%	98.78%
Preferred Stock	0.04%	—	0.04%
Mutual Fund	0.02%	0.59%	0.61%
Other Assets (Liabilities)	0.59%	-0.02%	0.57%

Total Net Assets	53.36%	46.64%	100.00%

*	Part of BNY Mellon Asset Management North America Corporation

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 92.68%
	Australia — 3.39%
136,321	AMP Ltd. (Diversified Financial Services)	$526
106,043	APA Group (Gas Utilities)	646
351,197	Aurizon Holdings Ltd. (Road & Rail)	1,152
173,190	AusNet Services (Electric Utilities)	224
207,407	Australia & New Zealand Banking Group Ltd. (Banks)	4,316
27,850	Bank of Queensland Ltd. (Banks)	236
34,426	Bendigo & Adelaide Bank Ltd. (Banks)	262
107,550	Coca-Cola Amatil Ltd. (Beverages)	720
122,823	Commonwealth Bank of Australia (Banks)	6,867
72,664	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	713
90,491	Dexus Property Group (Equity Real Estate Investment Trusts)	651
162,885	GPT Group (Equity Real Estate Investment Trusts)	597
101,314	Harvey Norman Holdings Ltd. (Multiline Retail)^	290
165,562	Insurance Australia Group Ltd. (Insurance)	959
14,987	Macquarie Group Ltd. (Capital Markets)	1,195
339,573	Mirvac Group (Equity Real Estate Investment Trusts)	564
185,735	National Australia Bank Ltd. (Banks)	4,100
103,826	QBE Insurance Group Ltd. (Insurance)	774
491,167	Scentre Group (Equity Real Estate Investment Trusts)	1,450
220,469	Stockland Trust Group (Equity Real Estate Investment Trusts)	684
89,944	Suncorp Group Ltd. (Insurance)	927
201,950	Sydney Airport (Transportation Infrastructure)	1,047
353,636	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	1,199
415,128	Telstra Corp. Ltd. (Diversified Telecommunication Services)	1,005
349,521	Transurban Group (Transportation Infrastructure)	3,082
312,200	Vicinity Centres (Equity Real Estate Investment Trusts)	580
140,345	Wesfarmers Ltd. (Food & Staples Retailing)	4,496
233,293	Westpac Banking Corp. (Banks)	5,166

		44,428

	Austria — 0.07%
3,019	ANDRITZ AG (Machinery)	169
4,220	Erste Group Bank AG (Banks)	212
5,808	OMV AG (Oil, Gas & Consumable Fuels)	339
4,326	Voestalpine AG (Metals & Mining)	227

		947

	Belgium — 0.58%
5,940	Ageas (Insurance)	306
57,958	Anheuser-Busch InBev N.V. (Beverages)	6,372
7,334	Belgacom SA (Diversified Telecommunication Services)	228
7,254	KBC Groep N.V. (Banks)	632

		7,538

	Bermuda — 0.03%
99,167	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	397

Shares	Security Description	Value (000)
	Brazil — 0.32%
85,879	Ambev SA, ADR (Beverages)	$624
59,695	B3 SA (Capital Markets)(a)	484
217,219	Petroleo Brasileiro SA, ADR (Oil, Gas & Consumable Fuels)(a)	3,072

		4,180

	Canada — 3.04%
12,570	Canadian Imperial Bank of Commerce (Banks)	1,110
53,168	Canadian Pacific Railway Ltd. (Road & Rail)	9,376
22,309	Canadian Pacific Railway Ltd. (Road & Rail)	3,938
836,251	Encana Corp. (Oil, Gas & Consumable Fuels)	9,199
196,909	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	5,688
565,739	Manulife Financial Corp. (Insurance)	10,505

		39,816

	China — 2.47%
8,027	Alibaba Group Holding Ltd., ADR (Internet Software & Services)(a)	1,473
43,900	Baidu, Inc., ADR (Internet Software & Services)(a)	9,799
18	China Literature Ltd. (Internet Software & Services)(a)	—
866,288	China Merchants Holdings (International) Co. Ltd. (Transportation Infrastructure)	1,925
1,427,110	China Mobile Ltd. (Wireless Telecommunication Services)	13,080
3,600	Kweichow Moutai Co. Ltd. (Beverages)	397
7,646	NetEase, Inc., ADR (Internet Software & Services)	2,144
271,000	Ping An Insurance (Group) Company of China Ltd. (Insurance)	2,794
142,400	Sinopharm Group Co. (Health Care Providers & Services)	713

		32,325

	Denmark — 1.07%
9,831	Christian Hansen Holding A/S (Chemicals)	851
29,000	Danske Bank A/S (Banks)	1,087
5,349	Genmab A/S (Biotechnology)(a)	1,153
17,123	ISS A/S (Commercial Services & Supplies)	636
167,475	Novo Nordisk A/S, Class - B (Pharmaceuticals)	8,239
51,701	TDC A/S (Diversified Telecommunication Services)	428
4,678	Tryg A/S (Insurance)	109
21,495	Vestas Wind Systems A/S (Electrical Equipment)	1,538

		14,041

	Finland — 0.52%
16,687	Elisa Oyj (Diversified Telecommunication Services)	755
51,461	Fortum Oyj (Electric Utilities)^	1,105
25,154	Metso Oyj (Machinery)^	794
27,142	Nokian Renkaat Oyj (Auto Components)	1,232

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Finland (continued)
23,346	Orion Oyj, Class - B (Pharmaceuticals)	$715
39,024	Sampo Oyj, Class - A (Insurance)	2,174

		6,775

	France — 6.68%
2,312	Amundi SA (Capital Markets)	186
16,760	Atos SE (IT Services)	2,296
100,873	AXA SA (Insurance)	2,681
155,037	BNP Paribas (Banks)	11,497
30,709	Bouygues SA (Construction & Engineering)	1,540
78,210	Carrefour SA (Food & Staples Retailing)	1,622
7,591	Casino Guichard-Perrachon SA (Food & Staples Retailing)	372
9,181	CNP Assurances (Insurance)	232
60,377	Credit Agricole SA (Banks)	984
21,863	Eiffage SA (Construction & Engineering)(b)	2,489
393,479	ENGIE (Multi-Utilities)	6,570
24,786	Eutelsat Communications (Media)	491
2,328	Fonciere des Regions (Equity Real Estate Investment Trusts)	257
3,487	Gecina SA (Equity Real Estate Investment Trusts)	605
2,624	Icade (Equity Real Estate Investment Trusts)	255
8,099	Ingenico Group SA (Electronic Equipment, Instruments & Components)	657
15,617	Klepierre (Equity Real Estate Investment Trusts)	629
16,446	Lagardere SCA (Media)	470
51,100	Natixism SA (Banks)	419
137,940	Orange (Diversified Telecommunication Services)	2,344
27,268	Publicis Groupe (Media)	1,898
6,998	Safran SA (Aerospace & Defense)	743
127,025	Sanofi-Aventis (Pharmaceuticals)	10,191
218,949	Schneider Electric SA (Electrical Equipment)	19,279
9,400	SCOR SE (Insurance)	384
3,817	Societe BIC SA (Commercial Services & Supplies)	380
41,846	Societe Generale (Banks)	2,272
26,231	Suez Environnement Co. (Multi-Utilities)	380
208,518	Total SA (Oil, Gas & Consumable Fuels)	11,951
7,068	Unibail-Rodamco SE (Equity Real Estate Investment Trusts)	1,614
33,108	Veolia Environnement (Multi-Utilities)	786
10,511	Vinci SA (Construction & Engineering)	1,035

		87,509

	Germany — 9.88%
44,007	Allianz SE (Insurance)	9,948
3,884	Axel Springer AG (Media)	325
182,000	BASF SE (Chemicals)	18,455
47,668	Bayer AG (Pharmaceuticals)	5,373
27,615	Bayerische Motoren Werke Aktiengesellschaft (Automobiles)	3,003
28,958	Beiersdorf AG (Personal Products)	3,281
77,911	Daimler AG, Registered Shares (Automobiles)	6,638
79,657	Deutsche Boerse AG (Capital Markets)	10,888
206,567	Deutsche Post AG (Air Freight & Logistics)	9,046

Shares	Security Description	Value (000)
	Germany (continued)
264,570	Deutsche Telekom AG (Diversified Telecommunication Services)	$4,328
2,159	Drillisch AG (Wireless Telecommunication Services)	146
13,879	Evonik Industries AG (Chemicals)	489
1,799	Hannover Rueckversicherung AG (Insurance)	245
5,128	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	447
5,597	Innogy SE (Multi-Utilities)	265
1,287	Lanxess AG (Chemicals)	99
107,551	Linde AG (Chemicals)	22,723
393	Linde AG (Chemicals)	79
2,938	MAN SE (Machinery)	343
14,697	Metro AG (Food & Staples Retailing)	260
4,818	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	1,120
20,838	ProSiebenSat.1 Media AG (Media)	722
146,719	SAP SE (Software)	15,401
13,221	Schaeffler AG (Auto Components)	204
48,084	Siemens AG (Industrial Conglomerates)	6,135
31,054	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	146
58,724	TUI AG (Hotels, Restaurants & Leisure)	1,259
19,716	Vonovia SE (Real Estate Management & Development)	978
59,694	Wirecard AG (IT Services)	7,075

		129,421

	Hong Kong — 1.75%
592,080	AIA Group Ltd. (Insurance)(b)	5,062
198,055	BOC Hong Kong (Holdings) Ltd. (Banks)	971
290,000	CK Hutchison Holdings Ltd. (Industrial Conglomerates)	3,485
49,500	CK Infrastructure Holdings Ltd. (Electric Utilities)	406
101,593	CLP Holdings Ltd. (Electric Utilities)	1,035
334,000	Hanergy Thin Film Power Group Ltd. (Semiconductors & Semiconductor Equipment)*(a)	—
160,675	Hang Lung Properties Ltd. (Real Estate Management & Development)	377
39,806	Hang Seng Bank Ltd. (Banks)	925
89,520	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	587
213,073	HK Electric Investments Ltd. (Electric Utilities)	207
284,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	359
69,400	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	479
47,000	Hysan Development Co. (Real Estate Management & Development)	249
51,500	Kerry Properties Ltd. (Real Estate Management & Development)	233
848,000	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	418
423,483	New World Development Co. Ltd. (Real Estate Management & Development)	604

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
115,000	NWS Holdings Ltd. (Industrial Conglomerates)	$209
323,000	PCCW Ltd. (Diversified Telecommunication Services)	187
102,224	Power Assets Holdings Ltd. (Electric Utilities)	913
47,600	Sands China Ltd. (Hotels, Restaurants & Leisure)	259
205,205	Sino Land Co. Ltd. (Real Estate Management & Development)	333
290,000	SJM Holdings Ltd. (Hotels, Restaurants & Leisure)	254
108,256	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	1,718
41,208	Swire Pacific Ltd., Class - A (Real Estate Management & Development)	417
83,200	Swire Properties Ltd. (Real Estate Management & Development)	293
51,600	The Bank of East Asia Ltd. (Banks)	207
154,917	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,328
109,970	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	381
982,500	WH Group Ltd. (Food Products)	1,053

		22,949

	Indonesia — 0.10%
4,879,200	PT Bank Rakyat Indonesia Persero Tbk (Banks)	1,281

	Ireland (Republic of) — 0.64%
49,592	CRH PLC (Construction Materials)	1,680
70,792	Experian PLC (Professional Services)	1,531
58,660	Medtronic PLC (Health Care Equipment & Supplies)	4,705
4,257	Paddy Power PLC (Hotels, Restaurants & Leisure)	437

		8,353

	Israel — 0.28%
1,865	Azrieli Group (Real Estate Management & Development)	90
137,361	Bank Hapoalim Ltd. (Banks)	945
428,395	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)	549
212,172	Israel Chemicals Ltd. (Chemicals)	901
3,643	Mizrahi Tefahot Bank Ltd. (Banks)	70
20,618	Teva Pharmaceutical Industries Ltd. (Pharmaceuticals)	352
45,186	Teva Pharmaceutical Industries Ltd., ADR (Pharmaceuticals)	773

		3,680

	Italy — 2.49%
238,527	Assicurazioni Generali SpA (Insurance)	4,585
34,489	Atlantia SpA (Transportation Infrastructure)	1,069
270,052	Enel SpA (Electric Utilities)	1,653
213,271	Eni SpA (Oil, Gas & Consumable Fuels)	3,756
1,443,336	Intesa Sanpaolo SpA (Banks)	5,255
36,549	Intesa Sanpaolo SpA (Banks)	138

Shares	Security Description	Value (000)
	Italy (continued)
15,371	Mediobanca SpA (Banks)	$181
18,408	Poste Italiane SpA (Insurance)^	168
204,505	Snam Rete Gas SpA (Oil, Gas & Consumable Fuels)	940
297,031	Telecom Italia SpA (Diversified Telecommunication Services)	247
61,694	Terna - Rete Elettrica Nazionale SpA (Electric Utilities)	360
678,411	Unicredit SpA (Banks)(c)	14,177
42,893	UnipolSai SpA (Insurance)	102

		32,631

	Japan — 17.62%
3,600	ABC-Mart, Inc. (Specialty Retail)	237
4,361	AEON Credit Service Co. Ltd. (Consumer Finance)^	101
19,300	Aisin Seiki Co. Ltd. (Auto Components)	1,053
37,900	Amada Holdings Co. Ltd. (Machinery)	461
4,916	Aozora Bank Ltd. (Banks)^	197
22,345	Asahi Glass Co. Ltd. (Building Products)	937
140,600	Asahi Kasei Corp. (Chemicals)	1,879
227,100	Astellas Pharma, Inc. (Pharmaceuticals)	3,474
8,180	Benesse Holdings, Inc. (Diversified Consumer Services)	298
72,311	Bridgestone Corp. (Auto Components)	3,183
25,600	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	594
63,900	CALBEE, Inc. (Food Products)^	2,171
115,010	Canon, Inc. (Technology Hardware, Storage & Peripherals)	4,173
26,400	Casio Computer Co. Ltd. (Household Durables)^	393
36,500	Chubu Electric Power Company, Inc. (Electric Utilities)	523
28,688	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)^	596
31,300	Daicel Corp. (Chemicals)	344
66,778	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	2,240
3,979	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	678
31,050	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	1,196
91	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts)	220
47,000	Daiwa Securities Group, Inc. (Capital Markets)	303
52,500	Denso Corp. (Auto Components)	2,888
119,200	East Japan Railway Co. (Road & Rail)	11,146
29,157	Eisai Co. Ltd. (Pharmaceuticals)	1,878
8,100	Electric Power Development Co. Ltd. (Independent Power & Renewable Electricity Producers)	209
68,498	Fuji Heavy Industries Ltd. (Automobiles)	2,268
44,300	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	1,769
216,000	Fujitsu Ltd. (IT Services)	1,312
33,886	Fukuoka Financial Group, Inc. (Banks)	186
28,600	Hino Motors Ltd. (Machinery)	372
12,000	Hitachi Chemical Co. Ltd. (Chemicals)	268
686,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	4,997

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
186,436	Honda Motor Co. Ltd. (Automobiles)	$6,455
17,000	Iida Group Holdings Co. Ltd. (Household Durables)^	318
66,900	Isuzu Motors Ltd. (Automobiles)	1,025
163,817	ITOCHU Corp. (Trading Companies & Distributors)^	3,199
309,400	Japan Airlines Co. Ltd. (Airlines)	12,599
51,800	Japan Exchange Group, Inc. (Capital Markets)	970
17,500	Japan Post Bank Co. Ltd. (Banks)	238
66,600	Japan Post Holdings Co. Ltd. (Insurance)	809
51	Japan Prime Realty Investment Corp. (Equity Real Estate Investment Trusts)	185
70	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	364
159	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	308
216,012	Japan Tobacco, Inc. (Tobacco)	6,172
30,079	JS Group Corp. (Building Products)	667
20,954	JSR Corp. (Chemicals)	472
27,400	JTEKT Corp. (Machinery)	404
354,757	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	2,163
100,000	Kajima Corp. (Construction & Engineering)	940
551,800	KDDI Corp. (Wireless Telecommunication Services)^	14,213
120,145	Komatsu Ltd. (Machinery)	4,025
53,900	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	458
39,584	Kuraray Co. Ltd. (Chemicals)	686
35,300	Kyocera Corp. (Electronic Equipment, Instruments & Components)	2,002
14,300	Kyushu Financial Holdings, Inc. (Banks)^	71
6,494	Lawson, Inc. (Food & Staples Retailing)	444
180,916	Marubeni Corp. (Trading Companies & Distributors)	1,321
23,800	Marui Group Co. Ltd. (Multiline Retail)^	480
6,387	Maruichi Steel Tube Ltd. (Metals & Mining)^	195
41,900	Mebuki Financial Group, Inc. (Banks)	163
160,100	Mitsubishi Chemical Holdings Corp. (Chemicals)	1,559
164,645	Mitsubishi Corp. (Trading Companies & Distributors)	4,433
36,000	Mitsubishi Heavy Industries Ltd. (Machinery)^	1,388
12,300	Mitsubishi Materials Corp. (Metals & Mining)	365
24,926	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	504
746,105	Mitsubishi UFJ Financial Group, Inc. (Banks)	4,959
12,000	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	72
188,488	Mitsui & Co. Ltd. (Trading Companies & Distributors)	3,244
20,700	Mitsui Chemicals, Inc. (Chemicals)	657
5,200	Mixi, Inc. (Internet Software & Services)^	195
1,001,677	Mizuho Financial Group, Inc. (Banks)	1,826
19,700	MS&AD Insurance Group Holdings, Inc. (Insurance)	612

Shares	Security Description	Value (000)
	Japan (continued)
28,900	NEC Corp. (Technology Hardware, Storage & Peripherals)	$812
28,900	NGK Insulators Ltd. (Machinery)	501
10,000	NH Foods Ltd. (Food Products)	411
7,800	Nintendo Co. Ltd. (Software)	3,466
80	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)	445
10,084	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	292
104	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)	226
83,100	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	1,825
37,800	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	1,764
258,454	Nissan Motor Co. Ltd. (Automobiles)^	2,668
11,800	NOK Corp. (Auto Components)	230
6,811	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	160
241	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)^	335
14,300	Nomura Research Institute Ltd. (IT Services)	676
68,400	NTT Data Corp. (IT Services)	719
75,725	NTT DoCoMo, Inc. (Wireless Telecommunication Services)^	1,931
70,800	Obayashi Corp. (Construction & Engineering)	780
21,500	OMRON Corp. (Electronic Equipment, Instruments & Components)	1,257
36,700	ORIX Corp. (Diversified Financial Services)	658
21,342	Osaka Gas Co. Ltd. (Gas Utilities)	425
42,715	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	2,143
12,100	Park24 Co. Ltd. (Commercial Services & Supplies)	330
92,138	Resona Holdings, Inc. (Banks)	495
77,283	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)^	764
15,800	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,500
5,515	Sankyo Co. Ltd. (Leisure Products)^	193
5,000	SBI Holdings, Inc. (Capital Markets)^	117
21,700	Sega Sammy Holdings, Inc. (Leisure Products)	352
30,496	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	529
64,352	Sekisui House Ltd. (Household Durables)	1,178
84,500	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	3,620
25,200	Seven Bank Ltd. (Banks)^	81
23,594	Showa Shell Sekiyu KK (Oil, Gas & Consumable Fuels)	321
182,900	Sompo Japan Nipponkoa Holdings, Inc. (Insurance)	7,371
7,608	Sony Financial Holdings, Inc. (Insurance)^	139
179,000	Sumitomo Chemical Co. Ltd. (Chemicals)	1,039
130,186	Sumitomo Corp. (Trading Companies & Distributors)^	2,181

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
83,100	Sumitomo Electric Industries Ltd. (Auto Components)	$1,270
47,824	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	1,977
192,248	Sumitomo Mitsui Financial Group, Inc. (Banks)	8,157
14,083	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	576
20,591	Sumitomo Rubber Industries Ltd. (Auto Components)	380
24,000	T&D Holdings, Inc. (Insurance)	382
331,811	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	16,181
21,500	Teijin Ltd. (Chemicals)	409
15,442	The Chugoku Electric Power Company, Inc. (Electric Utilities)^	189
44,700	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	825
39,200	The Kansai Electric Power Co., Inc. (Electric Utilities)	513
21,000	The Shizuoka Bank Ltd. (Banks)	202
13,600	The Yokohama Rubber Co. Ltd. (Auto Components)	315
25,200	Tohoku Electric Power Co., Inc. (Electric Utilities)	343
27,700	Tokio Marine Holdings, Inc. (Insurance)^	1,256
18,800	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	3,478
21,400	Tokyo Gas Co. Ltd. (Gas Utilities)	571
58,000	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	477
7,500	Toyoda Gosei Co. Ltd. (Auto Components)	174
18,100	Toyota Industries Corp. (Auto Components)	1,094
155,800	Toyota Motor Corp. (Automobiles)	10,118
23,270	Toyota Tsusho Corp. (Trading Companies & Distributors)	787
13,227	Trend Micro, Inc. (Software)	780
168	United Urban Investment Corp. (Equity Real Estate Investment Trusts)	263
24,700	USS Co. Ltd. (Specialty Retail)	506
18,300	West Japan Railway Co. (Road & Rail)	1,298
156,400	Yahoo Japan Corp. (Internet Software & Services)^	732
70,100	Yamada Denki Co. Ltd. (Specialty Retail)^	426
32,500	Yamaha Motor Co. Ltd. (Automobiles)	967
25,200	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)^	511

		230,795

	Jersey — 0.73%
47,437	Ferguson PLC (Trading Companies & Distributors)	3,567
688,341	Glencore International PLC (Metals & Mining)	3,420
159,267	WPP PLC (Media)	2,531

		9,518

Shares	Security Description	Value (000)
	Luxembourg — 0.10%
7,110	Millicom International Cellular SA (Wireless Telecommunication Services)	$487
3,163	RTL Group (Media)	263
43,083	SES - FDR, Class - A (Media)	582

		1,332

	Netherlands — 3.59%
12,755	ABN AMRO Group N.V. (Banks)	385
52,600	AEGON N.V. (Insurance)	355
46,512	Airbus Group N.V. (Aerospace & Defense)	5,383
139,022	Akzo Nobel N.V. (Chemicals)	13,133
15,454	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	3,064
612,478	ING Groep N.V. (Banks)	10,334
139,537	Koninklijke (Royal) KPN N.V. (Diversified Telecommunication Services)	420
101,101	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)^	2,395
7,355	Koninklijke Boskalis Westminster N.V. (Construction & Engineering)	216
75,164	Koninklijke Philips Electronics N.V. (Industrial Conglomerates)	2,878
5,542	Koninklijke Vopak N.V. (Oil, Gas & Consumable Fuels)	272
9,118	NN Group N.V. (Insurance)	405
17,552	Randstad Holding N.V. (Professional Services)^	1,156
118,327	Unilever N.V. (Personal Products)	6,678

		47,074

	New Zealand — 0.07%
94,050	Fletcher Building Ltd. (Construction Materials)	412
72,471	Meridian Energy Ltd. (Independent Power & Renewable Electricity Producers)	150
171,722	Telecom Corporation of New Zealand Ltd. (Diversified Telecommunication Services)	417

		979

	Norway — 0.40%
9,727	Gjensidige Forsikring ASA (Insurance)	179
47,866	Marine Harvest ASA (Food Products)	968
132,650	Statoil ASA (Oil, Gas & Consumable Fuels)	3,141
43,086	Telenor ASA (Diversified Telecommunication Services)	980

		5,268

	Portugal — 0.13%
441,979	EDP – Energias de Portugal SA (Electric Utilities)	1,679

	Russia — 0.16%
114,783	MMC Norilsk Nickel PJSC, ADR (Metals & Mining)	2,130

	Singapore — 0.80%
397,672	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	802
400,444	CapitaCommercial Trust (Equity Real Estate Investment Trusts)	561

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Singapore (continued)
395,915	CapitaMall Trust (Equity Real Estate Investment Trusts)	$630
707,700	ComfortDelGro Corp. Ltd. (Road & Rail)	1,111
1,710,900	Hutchison Port Holdings Trust (Transportation Infrastructure)	507
172,500	SATS Ltd. (Transportation Infrastructure)	678
64,600	Singapore Exchange Ltd. (Capital Markets)	365
374,181	Singapore Press Holdings Ltd. (Media)	722
383,427	Singapore Tech Engineering (Aerospace & Defense)	1,055
1,339,679	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	3,461
405,380	Suntec REIT (Equity Real Estate Investment Trusts)	588

		10,480

	South Korea — 1.35%
3,508	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	8,197
43,533	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	9,441

		17,638

	Spain — 1.62%
95,647	Abertis Infraestructuras SA (Transportation Infrastructure)	2,144
341,819	Banco Bilbao Vizcaya Argentaria SA (Banks)	2,707
653,867	CaixaBank SA (Banks)	3,116
52,344	Corporacion Mapfre (Insurance)	174
30,944	Enagas (Oil, Gas & Consumable Fuels)	847
21,929	Endesa (Electric Utilities)	483
23,373	Gas Natural SDG SA (Gas Utilities)	558
16,073	Grifols SA, ADR (Biotechnology)	341
397,762	Iberdrola SA (Electric Utilities)	2,925
83,114	Red Electrica Corp. (Electric Utilities)	1,715
171,907	Repsol YPF SA (Oil, Gas & Consumable Fuels)	3,056
313,023	Telefonica SA (Diversified Telecommunication Services)	3,101

		21,167

	Sweden — 1.60%
109,967	Alfa Laval AB (Machinery)	2,607
203,066	Hennes & Mauritz AB, B Shares (Specialty Retail)^	3,035
17,354	ICA Gruppen AB (Food & Staples Retailing)^	615
242,024	Nordea Bank AB (Banks)	2,591
121,035	Skandinaviska Enskilda Banken AB, Class – A (Banks)^	1,272
73,187	Skanska AB, B Shares (Construction & Engineering)	1,501
124,286	Svenska Handelsbanken AB, A Shares (Banks)	1,556
72,578	Swedbank AB, A Shares (Banks)	1,631
38,949	Tele2 AB, B Shares (Wireless Telecommunication Services)	469
662,449	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)^	4,220

Shares	Security Description	Value (000)
	Sweden (continued)
299,394	TeliaSonera AB (Diversified Telecommunication Services)	$1,411

		20,908

	Switzerland — 8.89%
834,582	ABB Ltd., Registered Shares (Electrical Equipment)	19,851
28,003	Adecco SA, Registered Shares (Professional Services)	1,995
153,394	Aryzta AG (Food Products)^(a)	3,418
3,187	Baloise Holding AG, Registered Shares (Insurance)	488
52,201	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	4,692
168,023	Credit Suisse Group AG (Capital Markets)	2,823
1,874	Givaudan SA (Chemicals)	4,277
9,480	Idorsia Ltd. (Biotechnology)	228
9,851	Kuehne & Nagel International Ltd. (Marine)	1,552
79,594	LafargeHolcim Ltd., Registered Shares (Construction Materials)	4,363
5,377	Lonza Group AG (Life Sciences Tools & Services)	1,269
70,274	Nestle SA (Food Products)	5,556
303,679	Novartis AG, Registered Shares (Pharmaceuticals)	24,569
1,689	Pargesa Holding SA (Diversified Financial Services)	150
100,018	Roche Holding AG (Pharmaceuticals)	22,951
924	SGS SA, Registered Shares (Professional Services)	2,274
2,089	Swiss Life Holding AG (Insurance)	745
6,385	Swiss Prime Site AG (Real Estate Management & Development)	618
20,561	Swiss Re AG (Insurance)	2,099
2,253	Swisscom AG (Diversified Telecommunication Services)	1,118
157,843	UBS Group AG (Capital Markets)	2,782
26,331	Zurich Financial Services AG (Insurance)	8,688

		116,506

	United Kingdom — 22.02%
9,366	Admiral Group PLC (Insurance)	242
24,529	Aon PLC (Insurance)	3,442
297,206	AstraZeneca PLC (Pharmaceuticals)	20,427
1,784,873	Aviva PLC (Insurance)	12,455
31,399	Babcock International Group PLC (Commercial Services & Supplies)	295
569,293	BAE Systems PLC (Aerospace & Defense)	4,657
1,252,516	Balfour Beatty PLC (Construction & Engineering)	4,707
5,148,086	Barclays PLC (Banks)	15,042
129,701	Barratt Developments PLC (Household Durables)	965
513,737	BHP Billiton PLC (Metals & Mining)	10,152
3,527,769	BP PLC (Oil, Gas & Consumable Fuels)	23,791
274,035	British American Tobacco PLC (Tobacco)	15,839
65,074	British Land Co. PLC (Equity Real Estate Investment Trusts)	587
541,927	BT Group PLC (Diversified Telecommunication Services)	1,729

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
86,883	Capita PLC (Professional Services)	$176
69,426	Carnival PLC (Hotels, Restaurants & Leisure)	4,468
356,673	Centrica PLC (Multi-Utilities)	711
3,629,251	Cobham PLC (Aerospace & Defense)	6,253
71,067	Coca-Cola European Partners PLC (Beverages)	2,961
661,235	ConvaTec Group PLC (Health Care Equipment & Supplies)(b)	1,845
146,372	Diageo PLC (Beverages)	4,949
65,386	Direct Line Insurance Group PLC (Insurance)	350
202,304	G4S PLC (Commercial Services & Supplies)	704
1,245,806	GlaxoSmithKline PLC (Pharmaceuticals)	24,192
54,523	Hammerson PLC (Equity Real Estate Investment Trusts)	411
1,116,520	HSBC Holdings PLC (Banks)	10,483
130,418	Imperial Tobacco Group PLC (Tobacco)	4,440
20,674	Investec PLC (Capital Markets)	160
488,098	ITV PLC (Media)	988
208,954	J Sainsbury PLC (Food & Staples Retailing)	701
11,029	Johnson Matthey PLC (Chemicals)	470
49,074	Land Securities Group PLC (Equity Real Estate Investment Trusts)	645
288,974	Legal & General Group PLC (Insurance)	1,047
38,895	Liberty Global PLC, Class – A (Media)(a)	1,218
72,429	Liberty Global PLC, Class – C (Media)(a)	2,203
10,210,398	Lloyds Banking Group PLC (Banks)	9,286
28,055	London Stock Exchange Group (Capital Markets)	1,624
200,797	Marks & Spencer Group PLC (Multiline Retail)	763
160,864	Micro Focus International PLC (Software)	2,246
223,096	National Grid PLC (Multi-Utilities)	2,511
18,381	Next PLC (Multiline Retail)	1,228
104,898	Pearson PLC (Media)	1,106
36,914	Persimmon PLC (Household Durables)	1,310
524,850	Prudential PLC (Insurance)	13,114
217,488	Rentokil Initial PLC (Commercial Services & Supplies)	828
177,094	Rio Tinto PLC (Metals & Mining)	8,985
410,556	Rolls-Royce Holdings PLC (Aerospace & Defense)	5,019
240,853	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	7,619
640,332	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	20,602
114,985	Royal Mail PLC (Air Freight & Logistics)	873
15,391	Severn Trent PLC (Water Utilities)	398
565,923	SSE PLC (Electric Utilities)	10,151
111,315	Standard Chartered PLC (Banks)	1,115
101,479	Standard Life PLC (Insurance)	512
418,103	Taylor Wimpey PLC (Household Durables)	1,083
16,377	The Berkeley Group Holdings PLC (Household Durables)	870
42,640	United Utilities Group PLC (Water Utilities)	429
4,719,127	Vodafone Group PLC (Wireless Telecommunication Services)	12,910

		288,287

Shares	Security Description	Value (000)
	United States — 0.29%
1,501	Amazon.com, Inc. (Internet & Direct Marketing Retail)(a)	$2,172
12,622	WABCO Holdings, Inc. (Machinery)(a)	1,690

		3,862

	Total Common Stocks	1,213,894

	Preferred Stocks — 1.79%
	Germany — 1.79%
3,980	Bayerische Motoren Werke Aktiengesellschaft — Preferred (Automobiles)	373
22,004	Henkel AG & Co. KGaA — Preferred (Household Products)	2,892
101,550	Volkswagen AG — Preferred (Automobiles)	20,238

	Total Preferred Stocks	23,503

Principal Amount (000)
	Time Deposit — 1.34%
$17,558	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.46%, 4/2/18	17,558

	Total Time Deposit	17,558

Shares
	Mutual Funds — 3.62%
741,308	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.46%(d)	741
7,451,729	Federated Treasury Obligations Fund, Institutional Shares, 1.49%^^(d)	7,452
39,181,317	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.50%(d)	39,181

	Total Mutual Funds	47,374

Principal Amount (000)
	Repurchase Agreement — 0.99%
$13,005	Jefferies LLC, 1.80%, 4/2/18 (Purchased on 3/29/18, proceeds at maturity $13,007,276 collateralized by U.S. Treasury Obligations, 0.71% - 3.05%, 1/15/28 - 5/15/47 fair value $13,264,768)^^	13,005

	Total Repurchase Agreement	13,005

	Total Investments (cost $1,146,737) — 100.42%	1,315,334
	Liabilities in excess of other assets — (0.42%)	(5,525)

	Net Assets — 100.00%	$1,309,809

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on March 31, 2018 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolios of Investments.

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

^	All or part of this security was on loan as of March 31, 2018. The total value of securities on loan as of March 31, 2018, was $50,290 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2018.

(a)	Represents non-income producing security.

(b)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	This security has been deemed illiquid by the Specialist Manager and represents 1.08% of the Portfolio’s net assets.

(d)	The rate disclosed is the rate in effect on March 31, 2018.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (concluded) — March 31, 2018 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The International Equity Portfolio	Artisan Partners LP	Cadence Capital Management, LLC	Causeway Capital Management LLC	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	12.81%	46.79%	33.08%	—	—	92.68%
Preferred Stocks	0.22%	0.03%	1.54%	—	—	1.79%
Time Deposit	0.71%	—	0.63%	—	—	1.34%
Mutual Funds	0.08%	0.55%	—	2.99%	0.00%	3.62%
Repurchase Agreement	0.13%	0.86%	—	—	—	0.99%
Other Assets (Liabilities)	-0.18%	-0.78%	0.23%	0.31%	0.00%	-0.42%

Total Net Assets	13.77%	47.45%	35.48%	3.30%	0.00%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2018.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Mini MSCI EAFE Index Future	409	6/15/18	$41,588	$40,912	$(676)

			$41,588	$40,912	$(676)

Futures Contracts Sold^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Japanese Yen Future	107	6/18/18	$12,630	$12,671	$41

			$12,630	$12,671	$41

	Total Unrealized Appreciation				$41
	Total Unrealized Depreciation				(676)

	Total Net Unrealized Appreciation/(Depreciation)				$(635)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 90.02%
	Australia — 4.49%
307,050	AMP Ltd. (Diversified Financial Services)	$1,185
239,635	APA Group (Gas Utilities)	1,459
249,808	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	4,663
791,030	Aurizon Holdings Ltd. (Road & Rail)	2,595
392,002	AusNet Services (Electric Utilities)	507
467,160	Australia & New Zealand Banking Group Ltd. (Banks)	9,721
63,250	Bank of Queensland Ltd. (Banks)	537
78,652	Bendigo & Adelaide Bank Ltd. (Banks)	599
65,386	BlueScope Steel Ltd. (Metals & Mining)	769
16,524	CIMIC Group Ltd. (Construction & Engineering)	569
247,084	Coca-Cola Amatil Ltd. (Beverages)	1,654
8,701	Cochlear Ltd. (Health Care Equipment & Supplies)	1,222
276,646	Commonwealth Bank of Australia (Banks)	15,467
163,667	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	1,607
56,729	CSL Ltd. (Biotechnology)	6,833
203,823	Dexus Property Group (Equity Real Estate Investment Trusts)	1,467
224,050	Fortescue Metals Group Ltd. (Metals & Mining)	755
366,883	GPT Group (Equity Real Estate Investment Trusts)	1,344
228,198	Harvey Norman Holdings Ltd. (Multiline Retail)^	652
372,912	Insurance Australia Group Ltd. (Insurance)	2,159
113,089	Link Administration Holdings, Ltd. (Diversified Financial Services)	730
33,756	Macquarie Group Ltd. (Capital Markets)	2,691
764,849	Mirvac Group (Equity Real Estate Investment Trusts)	1,271
418,347	National Australia Bank Ltd. (Banks)	9,234
23,534	Newcrest Mining Ltd. (Metals & Mining)	355
232,035	QBE Insurance Group Ltd. (Insurance)	1,731
12,137	Rio Tinto Ltd. (Metals & Mining)	687
1,106,297	Scentre Group (Equity Real Estate Investment Trusts)	3,264
253,642	South32 Ltd. (Metals & Mining)	637
496,583	Stockland Trust Group (Equity Real Estate Investment Trusts)	1,541
202,589	Suncorp Group Ltd. (Insurance)	2,089
454,871	Sydney Airport (Transportation Infrastructure)	2,358
796,524	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	2,701
935,028	Telstra Corp. Ltd. (Diversified Telecommunication Services)	2,263
787,258	Transurban Group (Transportation Infrastructure)	6,941
703,196	Vicinity Centres (Equity Real Estate Investment Trusts)	1,307
314,866	Wesfarmers Ltd. (Food & Staples Retailing)	10,088
525,466	Westpac Banking Corp. (Banks)	11,636

		117,288

	Austria — 0.10%
7,461	ANDRITZ AG (Machinery)	417
9,395	Erste Group Bank AG (Banks)	472
13,100	OMV AG (Oil, Gas & Consumable Fuels)	764

Shares	Security Description	Value (000)
	Austria (continued)
19,212	Voestalpine AG (Metals & Mining)	$1,008

		2,661

	Belgium — 0.65%
14,111	Ageas (Insurance)	728
130,544	Anheuser-Busch InBev N.V. (Beverages)	14,351
17,501	Belgacom SA (Diversified Telecommunication Services)	544
16,340	KBC Groep N.V. (Banks)	1,423

		17,046

	Bermuda — 0.03%
223,500	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	895

	Brazil — 0.20%
107,842	Ambev SA, ADR (Beverages)	784
74,982	B3 SA (Capital Markets)(a)	608
272,768	Petroleo Brasileiro SA, ADR (Oil, Gas & Consumable Fuels)(a)	3,857

		5,249

	Canada — 1.70%
13,798	Canadian Imperial Bank of Commerce (Banks)	1,218
58,465	Canadian Pacific Railway Ltd. (Road & Rail)	10,312
28,014	Canadian Pacific Railway Ltd. (Road & Rail)	4,944
920,349	Encana Corp. (Oil, Gas & Consumable Fuels)	10,124
216,659	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	6,258
622,631	Manulife Financial Corp. (Insurance)	11,561

		44,417

	China — 1.48%
10,082	Alibaba Group Holding Ltd., ADR (Internet Software & Services)(a)	1,850
48,400	Baidu, Inc., ADR (Internet Software & Services)(a)	10,803
23	China Literature Ltd. (Internet Software & Services)(a)	—
1,004,827	China Merchants Holdings (International) Co. Ltd. (Transportation Infrastructure)	2,233
1,570,482	China Mobile Ltd. (Wireless Telecommunication Services)	14,395
29,000	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	1,787
4,440	Kweichow Moutai Co. Ltd. (Beverages)	490
9,601	NetEase, Inc., ADR (Internet Software & Services)	2,692
340,500	Ping An Insurance (Group) Company of China Ltd. (Insurance)	3,511
156,800	Sinopharm Group Co. (Health Care Providers & Services)	785

		38,546

	Denmark — 1.30%
22,145	Christian Hansen Holding A/S (Chemicals)	1,917
65,322	Danske Bank A/S (Banks)	2,448
6,713	Genmab A/S (Biotechnology)(a)	1,446
38,570	ISS A/S (Commercial Services & Supplies)	1,433

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Denmark (continued)
433,066	Novo Nordisk A/S, Class – B (Pharmaceuticals)	$21,305
116,455	TDC A/S (Diversified Telecommunication Services)	965
11,853	Tryg A/S (Insurance)	276
57,647	Vestas Wind Systems A/S (Electrical Equipment)	4,125

		33,915

	Finland — 0.58%
37,587	Elisa Oyj (Diversified Telecommunication Services)	1,700
115,910	Fortum Oyj (Electric Utilities)^	2,490
56,659	Metso Oyj (Machinery)^	1,787
61,134	Nokian Renkaat Oyj (Auto Components)	2,776
52,586	Orion Oyj, Class – B (Pharmaceuticals)	1,610
87,898	Sampo Oyj, Class – A (Insurance)	4,896

		15,259

	France — 7.41%
65,540	Air France-KLM (Airlines)(a)	731
5,211	Amundi SA (Capital Markets)	418
33,400	Atos SE (IT Services)	4,576
456,216	AXA SA (Insurance)	12,126
260,993	BNP Paribas (Banks)	19,352
69,330	Bouygues SA (Construction & Engineering)	3,476
175,914	Carrefour SA (Food & Staples Retailing)	3,648
17,051	Casino Guichard-Perrachon SA (Food & Staples Retailing)	835
21,244	CNP Assurances (Insurance)	536
171,181	Credit Agricole SA (Banks)	2,791
27,517	Eiffage SA (Construction & Engineering)(b)	3,134
575,007	ENGIE (Multi-Utilities)	9,601
55,977	Eutelsat Communications (Media)	1,109
14,049	Faurecia (Auto Components)	1,137
5,266	Fonciere des Regions (Equity Real Estate Investment Trusts)	581
7,855	Gecina SA (Equity Real Estate Investment Trusts)	1,363
6,085	Icade (Equity Real Estate Investment Trusts)	591
18,255	Ingenico Group SA (Electronic Equipment, Instruments & Components)	1,482
43,754	Klepierre (Equity Real Estate Investment Trusts)	1,763
37,753	Lagardere SCA (Media)	1,078
121,344	Natixism SA (Banks)	996
310,693	Orange (Diversified Telecommunication Services)	5,280
111,246	Peugeot SA (Automobiles)	2,678
61,419	Publicis Groupe (Media)	4,277
17,905	Safran SA (Aerospace & Defense)	1,900
286,110	Sanofi-Aventis (Pharmaceuticals)	22,955
340,243	Schneider Electric SA (Electrical Equipment)	29,959
21,806	SCOR SE (Insurance)	890
8,814	Societe BIC SA (Commercial Services & Supplies)	877
155,088	Societe Generale (Banks)	8,422
60,500	Suez Environnement Co. (Multi-Utilities)	877
2,715	Thales SA (Aerospace & Defense)	331
605,500	Total SA (Oil, Gas & Consumable Fuels)	34,702
17,532	Unibail-Rodamco SE (Equity Real Estate Investment Trusts)	4,004
154,093	Veolia Environnement (Multi-Utilities)	3,660

Shares	Security Description	Value (000)
	France (continued)
13,652	Vinci SA (Construction & Engineering)	$1,344

		193,480

	Germany — 9.05%
91,858	Allianz SE (Insurance)	20,763
8,749	Axel Springer AG (Media)	732
296,809	BASF SE (Chemicals)	30,098
111,835	Bayer AG (Pharmaceuticals)	12,606
62,200	Bayerische Motoren Werke Aktiengesellschaft (Automobiles)	6,765
36,374	Beiersdorf AG (Personal Products)	4,122
17,497	Continental AG (Auto Components)	4,832
47,666	Covestro AG (Chemicals)	4,693
175,485	Daimler AG, Registered Shares (Automobiles)	14,949
100,991	Deutsche Boerse AG (Capital Markets)	13,804
135,170	Deutsche Lufthansa AG, Registered Shares (Airlines)	4,321
338,635	Deutsche Post AG (Air Freight & Logistics)	14,830
589,736	Deutsche Telekom AG (Diversified Telecommunication Services)	9,648
4,866	Drillisch AG (Wireless Telecommunication Services)	328
31,262	Evonik Industries AG (Chemicals)	1,102
4,054	Hannover Rueckversicherung AG (Insurance)	553
11,552	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	1,006
22,990	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	618
12,609	Innogy SE (Multi-Utilities)	598
1,560	Lanxess AG (Chemicals)	120
125,117	Linde AG (Chemicals)	26,435
487	Linde AG (Chemicals)	98
6,619	MAN SE (Machinery)	772
33,105	Metro AG (Food & Staples Retailing)	586
10,853	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	2,523
46,936	ProSiebenSat.1 Media AG (Media)	1,625
8,027	Rheinmetall AG (Industrial Conglomerates)	1,139
247,552	SAP SE (Software)	25,985
74,859	Schaeffler AG (Auto Components)	1,156
108,303	Siemens AG (Industrial Conglomerates)	13,818
7,108	Siltronic AG (Semiconductors & Semiconductor Equipment)	1,219
75,824	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	356
132,270	TUI AG (Hotels, Restaurants & Leisure)	2,836
44,411	Vonovia SE (Real Estate Management & Development)	2,202
74,602	Wirecard AG (IT Services)	8,842

		236,080

	Hong Kong — 2.10%
756,918	AIA Group Ltd. (Insurance)(b)	6,471
446,005	BOC Hong Kong (Holdings) Ltd. (Banks)	2,188
182,500	CK Asset Holdings Ltd. (Real Estate Management & Development)	1,540
695,000	CK Hutchison Holdings Ltd. (Industrial Conglomerates)	8,351
111,000	CK Infrastructure Holdings Ltd. (Electric Utilities)	910
228,419	CLP Holdings Ltd. (Electric Utilities)	2,328

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
34,483	Global Cord Blood Corp. (Health Care Providers & Services)(a)	$352
588,000	Hanergy Thin Film Power Group Ltd. (Semiconductors & Semiconductor Equipment)*(a)	—
361,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	847
89,509	Hang Seng Bank Ltd. (Banks)	2,080
201,740	Henderson Land Development Co. Ltd. (Real Estate Management & Development)	1,323
480,377	HK Electric Investments Ltd. (Electric Utilities)	466
642,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	810
156,300	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	1,080
105,000	Hysan Development Co. (Real Estate Management & Development)	557
116,000	Kerry Properties Ltd. (Real Estate Management & Development)	525
1,910,000	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	942
954,000	New World Development Co. Ltd. (Real Estate Management & Development)	1,360
259,000	NWS Holdings Ltd. (Industrial Conglomerates)	472
729,000	PCCW Ltd. (Diversified Telecommunication Services)	423
230,538	Power Assets Holdings Ltd. (Electric Utilities)	2,060
50,800	Sands China Ltd. (Hotels, Restaurants & Leisure)	276
463,839	Sino Land Co. Ltd. (Real Estate Management & Development)	752
655,000	SJM Holdings Ltd. (Hotels, Restaurants & Leisure)	574
244,040	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	3,873
92,826	Swire Pacific Ltd., Class – A (Real Estate Management & Development)	940
187,600	Swire Properties Ltd. (Real Estate Management & Development)	660
116,600	The Bank of East Asia Ltd. (Banks)	467
348,826	The Link Real Estate Investment Trust (Equity Real Estate Investment Trusts)	2,990
810,000	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	2,804
2,676,500	WH Group Ltd. (Food Products)	2,868
412,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	2,693
129,000	Wheelock & Co. Ltd. (Real Estate Management & Development)	946

		54,928

	Indonesia — 0.06%
6,127,100	PT Bank Rakyat Indonesia Persero Tbk (Banks)	1,608

	Ireland (Republic of) — 0.51%
111,702	CRH PLC (Construction Materials)	3,783
90,935	Experian PLC (Professional Services)	1,966
5,177	ICON PLC (Life Sciences Tools & Services)(a)	612

Shares	Security Description	Value (000)
	Ireland (Republic of) (continued)
73,548	Medtronic PLC (Health Care Equipment & Supplies)	$5,901
9,832	Paddy Power PLC (Hotels, Restaurants & Leisure)	1,009

		13,271

	Israel — 0.32%
4,209	Azrieli Group (Real Estate Management & Development)	202
308,142	Bank Hapoalim Ltd. (Banks)	2,121
964,908	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)	1,237
477,895	Israel Chemicals Ltd. (Chemicals)	2,030
8,207	Mizrahi Tefahot Bank Ltd. (Banks)	157
52,452	Teva Pharmaceutical Industries Ltd. (Pharmaceuticals)	896
95,750	Teva Pharmaceutical Industries Ltd., ADR (Pharmaceuticals)	1,636

		8,279

	Italy — 2.22%
336,977	Assicurazioni Generali SpA (Insurance)	6,477
77,683	Atlantia SpA (Transportation Infrastructure)	2,407
32,000	Banca Generali SpA (Capital Markets)	1,032
1,054,562	Enel SpA (Electric Utilities)	6,452
480,369	Eni SpA (Oil, Gas & Consumable Fuels)	8,461
3,371,667	Intesa Sanpaolo SpA (Banks)	12,275
76,486	Intesa Sanpaolo SpA (Banks)	290
34,623	Mediobanca SpA (Banks)	407
41,465	Poste Italiane SpA (Insurance)^	379
460,625	Snam Rete Gas SpA (Oil, Gas & Consumable Fuels)	2,117
669,028	Telecom Italia SpA (Diversified Telecommunication Services)	557
138,959	Terna – Rete Elettrica Nazionale SpA (Electric Utilities)	812
768,209	Unicredit SpA (Banks)(c)	16,054
108,158	UnipolSai SpA (Insurance)	257

		57,977

	Japan — 19.44%
8,300	ABC-Mart, Inc. (Specialty Retail)	547
25,600	Adastria Co. Ltd. (Specialty Retail)	527
10,700	AEON Credit Service Co. Ltd. (Consumer Finance)^	248
43,500	Aisin Seiki Co. Ltd. (Auto Components)	2,374
85,600	Amada Holdings Co. Ltd. (Machinery)	1,041
11,800	Aozora Bank Ltd. (Banks)^	474
152,515	Asahi Glass Co. Ltd. (Building Products)	6,392
316,700	Asahi Kasei Corp. (Chemicals)	4,234
511,700	Astellas Pharma, Inc. (Pharmaceuticals)	7,828
19,249	Benesse Holdings, Inc. (Diversified Consumer Services)	700
162,900	Bridgestone Corp. (Auto Components)	7,168
57,700	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	1,338
80,300	CALBEE, Inc. (Food Products)^	2,729
339,967	Canon, Inc. (Technology Hardware, Storage & Peripherals)	12,335
56,800	Casio Computer Co. Ltd. (Household Durables)^	846
80,900	Chubu Electric Power Company, Inc. (Electric Utilities)	1,162

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
66,539	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)^	$1,383
145,600	Daicel Corp. (Chemicals)	1,599
150,391	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	5,046
15,767	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	2,685
162,700	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	6,268
201	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts)	486
110,000	Daiwa Securities Group, Inc. (Capital Markets)	708
118,300	Denso Corp. (Auto Components)	6,508
144,200	East Japan Railway Co. (Road & Rail)	13,484
65,671	Eisai Co. Ltd. (Pharmaceuticals)	4,229
19,500	Electric Power Development Co. Ltd. (Independent Power & Renewable Electricity Producers)	503
154,194	Fuji Heavy Industries Ltd. (Automobiles)^	5,105
99,800	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	3,986
634,000	Fujitsu Ltd. (IT Services)	3,853
82,000	Fukuoka Financial Group, Inc. (Banks)	449
124,500	HASEKO Corp. (Household Durables)	1,916
64,900	Hino Motors Ltd. (Machinery)	844
26,900	Hitachi Chemical Co. Ltd. (Chemicals)	601
1,549,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	11,284
420,024	Honda Motor Co. Ltd. (Automobiles)	14,542
40,400	Iida Group Holdings Co. Ltd. (Household Durables)^	755
150,800	Isuzu Motors Ltd. (Automobiles)	2,311
369,068	ITOCHU Corp. (Trading Companies & Distributors)^	7,208
64,400	ITOCHU Techno-Solutions Corp. (IT Services)	1,331
355,600	Japan Airlines Co. Ltd. (Airlines)	14,481
81,300	Japan Exchange Group, Inc. (Capital Markets)	1,523
42,400	Japan Post Bank Co. Ltd. (Banks)	575
147,900	Japan Post Holdings Co. Ltd. (Insurance)	1,798
107	Japan Prime Realty Investment Corp. (Equity Real Estate Investment Trusts)	389
165	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts)	858
339	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts)	657
423,382	Japan Tobacco, Inc. (Tobacco)	12,096
66,845	JS Group Corp. (Building Products)	1,483
47,283	JSR Corp. (Chemicals)	1,064
59,100	JTEKT Corp. (Machinery)	871
799,318	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	4,874
228,000	Kajima Corp. (Construction & Engineering)	2,144
28,600	Kakaku.com, Inc. (Internet Software & Services)	506
18,300	Kao Corp. (Personal Products)	1,374
866,600	KDDI Corp. (Wireless Telecommunication Services)^	22,322
251,600	Komatsu Ltd. (Machinery)	8,429
119,400	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	1,015
89,029	Kuraray Co. Ltd. (Chemicals)	1,544

Shares	Security Description	Value (000)
	Japan (continued)
79,500	Kyocera Corp. (Electronic Equipment, Instruments & Components)	$4,508
32,400	Kyushu Financial Holdings, Inc. (Banks)^	162
15,126	Lawson, Inc. (Food & Staples Retailing)	1,034
63,700	Maeda Corp. (Construction & Engineering)	744
407,831	Marubeni Corp. (Trading Companies & Distributors)	2,979
53,600	Marui Group Co. Ltd. (Multiline Retail)^	1,081
15,277	Maruichi Steel Tube Ltd. (Metals & Mining)^	466
97,800	Mebuki Financial Group, Inc. (Banks)	380
464,200	Mitsubishi Chemical Holdings Corp. (Chemicals)	4,521
370,640	Mitsubishi Corp. (Trading Companies & Distributors)	9,978
81,000	Mitsubishi Heavy Industries Ltd. (Machinery)^	3,123
27,800	Mitsubishi Materials Corp. (Metals & Mining)	824
55,843	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	1,128
2,499,882	Mitsubishi UFJ Financial Group, Inc. (Banks)	16,617
25,700	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	154
424,626	Mitsui & Co. Ltd. (Trading Companies & Distributors)	7,308
46,800	Mitsui Chemicals, Inc. (Chemicals)	1,486
11,900	Mixi, Inc. (Internet Software & Services)^	445
2,256,292	Mizuho Financial Group, Inc. (Banks)	4,112
13,400	Morinaga Milk Industry Co. Ltd. (Food Products)	545
136,500	MS&AD Insurance Group Holdings, Inc. (Insurance)	4,241
64,900	NEC Corp. (Technology Hardware, Storage & Peripherals)	1,825
65,100	NGK Insulators Ltd. (Machinery)	1,128
23,000	NH Foods Ltd. (Food Products)	945
9,800	Nintendo Co. Ltd. (Software)	4,354
180	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts)	999
22,600	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	655
91,800	Nippon Light Metal Holdings Co. (Metals & Mining)	240
244	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)	530
201,800	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	4,431
85,000	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	3,966
42,500	Nishimatsu Construction Co. Ltd. (Construction & Engineering)^	1,058
944,879	Nissan Motor Co. Ltd. (Automobiles)^	9,755
4,000	Nitto Denko Corp. (Chemicals)	302
26,900	NOK Corp. (Auto Components)	525
189,300	Nomura Holdings, Inc. (Capital Markets)	1,104
16,800	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	395

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
538	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts)^	$749
33,100	Nomura Research Institute Ltd. (IT Services)	1,564
154,300	NTT Data Corp. (IT Services)	1,622
352,000	NTT DoCoMo, Inc. (Wireless Telecommunication Services)^	8,975
159,700	Obayashi Corp. (Construction & Engineering)	1,759
48,400	OMRON Corp. (Electronic Equipment, Instruments & Components)	2,830
295,200	ORIX Corp. (Diversified Financial Services)	5,291
47,795	Osaka Gas Co. Ltd. (Gas Utilities)	951
96,181	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	4,825
29,100	Park24 Co. Ltd. (Commercial Services & Supplies)	794
89,200	Penta-Ocean Construction Co. Ltd. (Construction & Engineering)	658
174,000	Prima Meat Packers Ltd. (Food Products)	979
207,685	Resona Holdings, Inc. (Banks)	1,116
174,300	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)^	1,722
20,200	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,918
13,504	Sankyo Co. Ltd. (Leisure Products)^	472
13,200	SBI Holdings, Inc. (Capital Markets)^	310
51,200	Sega Sammy Holdings, Inc. (Leisure Products)	830
68,569	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	1,188
144,865	Sekisui House Ltd. (Household Durables)	2,652
203,400	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	8,714
54,100	Seven Bank Ltd. (Banks)^	174
19,300	Shionogi & Co. Ltd. (Pharmaceuticals)	1,005
51,300	Showa Shell Sekiyu KK (Oil, Gas & Consumable Fuels)	698
279,400	Sompo Japan Nipponkoa Holdings, Inc. (Insurance)	11,259
19,200	Sony Financial Holdings, Inc. (Insurance)^	351
36,300	Start Today Co. Ltd. (Internet & Direct Marketing Retail)	945
404,000	Sumitomo Chemical Co. Ltd. (Chemicals)	2,344
293,400	Sumitomo Corp. (Trading Companies & Distributors)	4,916
187,400	Sumitomo Electric Industries Ltd. (Auto Components)	2,865
60,089	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	2,486
276,323	Sumitomo Mitsui Financial Group, Inc. (Banks)	11,724
31,900	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	1,304
45,831	Sumitomo Rubber Industries Ltd. (Auto Components)	845
54,800	T&D Holdings, Inc. (Insurance)	872
37,100	Taisei Corp. (Construction & Engineering)	1,903
457,685	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	22,321
121,500	Teijin Ltd. (Chemicals)	2,309
35,700	The Chugoku Electric Power Company, Inc. (Electric Utilities)^	436

Shares	Security Description	Value (000)
	Japan (continued)
101,900	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	$1,881
87,200	The Kansai Electric Power Co., Inc. (Electric Utilities)	1,140
53,000	The Shizuoka Bank Ltd. (Banks)	510
31,300	The Yokohama Rubber Co. Ltd. (Auto Components)	726
15,900	THK Co. Ltd. (Machinery)	662
57,000	Tohoku Electric Power Co., Inc. (Electric Utilities)	775
62,300	Tokio Marine Holdings, Inc. (Insurance)^	2,825
58,800	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	10,879
81,900	Tokyo Gas Co. Ltd. (Gas Utilities)	2,188
130,000	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	1,069
80,000	Toyo Construction Co. Ltd. (Construction & Engineering)	366
32,500	Toyo Seikan Kaisha Ltd. (Containers & Packaging)	485
17,500	Toyoda Gosei Co. Ltd. (Auto Components)	405
40,800	Toyota Industries Corp. (Auto Components)	2,467
350,800	Toyota Motor Corp. (Automobiles)	22,781
52,300	Toyota Tsusho Corp. (Trading Companies & Distributors)	1,768
29,800	Trend Micro, Inc. (Software)	1,758
392	United Urban Investment Corp. (Equity Real Estate Investment Trusts)	614
56,700	USS Co. Ltd. (Specialty Retail)	1,160
1,500	V Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	435
40,700	West Japan Railway Co. (Road & Rail)	2,886
352,400	Yahoo Japan Corp. (Internet Software & Services)^	1,650
160,200	Yamada Denki Co. Ltd. (Specialty Retail)^	974
73,100	Yamaha Motor Co. Ltd. (Automobiles)	2,175
36,600	Yaskawa Electric Corp. (Electronic Equipment, Instruments & Components)	1,660
56,700	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	1,150

		507,143

	Jersey — 0.56%
59,565	Ferguson PLC (Trading Companies & Distributors)	4,479
864,842	Glencore International PLC (Metals & Mining)	4,297
360,215	WPP PLC (Media)	5,724

		14,500

	Luxembourg — 0.11%
16,015	Millicom International Cellular SA (Wireless Telecommunication Services)	1,096
7,125	RTL Group (Media)	591
97,040	SES – FDR, Class – A (Media)	1,314

		3,001

	Netherlands — 3.32%
28,731	ABN AMRO Group N.V. (Banks)	866
328,959	AEGON N.V. (Insurance)	2,220

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Netherlands (continued)
58,407	Airbus Group N.V. (Aerospace & Defense)	$6,760
156,295	Akzo Nobel N.V. (Chemicals)	14,765
19,619	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	3,890
868,073	ING Groep N.V. (Banks)	14,647
314,293	Koninklijke (Royal) KPN N.V. (Diversified Telecommunication Services)	945
261,178	Koninklijke Ahold Delhaize N.V. (Food & Staples Retailing)^	6,188
16,568	Koninklijke Boskalis Westminster N.V. (Construction & Engineering)	486
169,301	Koninklijke Philips Electronics N.V. (Industrial Conglomerates)	6,482
12,485	Koninklijke Vopak N.V. (Oil, Gas & Consumable Fuels)	613
20,539	NN Group N.V. (Insurance)	912
31,550	Randstad Holding N.V. (Professional Services)^	2,078
408,760	Unilever N.V. (Personal Products)	23,070
49,674	Wolters Kluwer N.V. (Professional Services)	2,641

		86,563

	New Zealand — 0.11%
78,990	A2 Milk Co. Ltd. (Food Products)(a)	714
211,839	Fletcher Building Ltd. (Construction Materials)	929
163,235	Meridian Energy Ltd. (Independent Power & Renewable Electricity Producers)	338
386,783	Telecom Corporation of New Zealand Ltd. (Diversified Telecommunication Services)	937

		2,918

	Norway — 0.78%
16,563	Aker BP ASA (Oil, Gas & Consumable Fuels)	449
23,283	Gjensidige Forsikring ASA (Insurance)	428
106,579	Marine Harvest ASA (Food Products)	2,156
16,472	Salmar ASA (Food Products)	678
572,268	Statoil ASA (Oil, Gas & Consumable Fuels)	13,550
136,508	Telenor ASA (Diversified Telecommunication Services)	3,105

		20,366

	Portugal — 0.23%
995,509	EDP – Energias de Portugal SA (Electric Utilities)	3,782
118,645	Jeronimo Martins, SGPS, SA (Food & Staples Retailing)	2,158

		5,940

	Russia — 0.10%
144,139	MMC Norilsk Nickel PJSC, ADR (Metals & Mining)	2,675

	Singapore — 1.06%
895,900	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts)	1,805
902,009	CapitaCommercial Trust (Equity Real Estate Investment Trusts)	1,265
892,000	CapitaMall Trust (Equity Real Estate Investment Trusts)	1,420
1,594,100	ComfortDelGro Corp. Ltd. (Road & Rail)	2,503

Shares	Security Description	Value (000)
	Singapore (continued)
3,853,700	Hutchison Port Holdings Trust (Transportation Infrastructure)	$1,142
388,800	SATS Ltd. (Transportation Infrastructure)	1,528
145,600	Singapore Exchange Ltd. (Capital Markets)	822
842,947	Singapore Press Holdings Ltd. (Media)^	1,627
863,700	Singapore Tech Engineering (Aerospace & Defense)	2,377
3,017,610	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	7,796
913,180	Suntec REIT (Equity Real Estate Investment Trusts)	1,324
65,200	United Overseas Bank Ltd. (Banks)	1,372
125,000	Venture Corp. Ltd. (Electronic Equipment, Instruments & Components)	2,704

		27,685

	South Korea — 0.75%
3,859	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	9,017
49,262	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	10,683

		19,700

	Spain — 1.87%
214,415	Abertis Infraestructuras SA (Transportation Infrastructure)	4,806
5,323	Amadeus IT Holding SA, A Shares (IT Services)	394
1,111,597	Banco Bilbao Vizcaya Argentaria SA (Banks)	8,802
515,337	Banco Santander SA (Banks)	3,373
719,710	CaixaBank SA (Banks)	3,431
125,484	Corporacion Mapfre (Insurance)	417
68,264	Enagas (Oil, Gas & Consumable Fuels)	1,869
48,426	Endesa (Electric Utilities)	1,067
54,244	Gas Natural SDG SA (Gas Utilities)	1,295
20,304	Grifols SA, ADR (Biotechnology)	430
895,913	Iberdrola SA (Electric Utilities)	6,587
124,035	Red Electrica Corp. (Electric Utilities)	2,560
387,203	Repsol YPF SA (Oil, Gas & Consumable Fuels)	6,882
705,050	Telefonica SA (Diversified Telecommunication Services)	6,984

		48,897

	Sweden — 2.03%
121,026	Alfa Laval AB (Machinery)	2,869
30,819	Atlas Copco AB (Machinery)	1,339
102,692	Electrolux AB, B Shares (Household Durables)^	3,244
457,382	Hennes & Mauritz AB, B Shares (Specialty Retail)^	6,835
46,022	Husqvarna AB (Household Durables)	445
39,089	ICA Gruppen AB (Food & Staples Retailing)^	1,386
545,133	Nordea Bank AB (Banks)	5,836
55,417	Sandvik AB (Machinery)	1,016
272,619	Skandinaviska Enskilda Banken AB, Class – A (Banks)^	2,865
164,846	Skanska AB, B Shares (Construction & Engineering)	3,381
279,940	Svenska Handelsbanken AB, A Shares (Banks)	3,505

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden (continued)
163,475	Swedbank AB, A Shares (Banks)	$3,675
87,731	Tele2 AB, B Shares (Wireless Telecommunication Services)	1,057
1,463,111	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)^	9,320
674,351	TeliaSonera AB (Diversified Telecommunication Services)	3,178
163,446	Volvo AB, B Shares (Machinery)	2,992

		52,943

	Switzerland — 8.37%
1,322,988	ABB Ltd., Registered Shares (Electrical Equipment)	31,468
96,629	Adecco SA, Registered Shares (Professional Services)	6,885
168,837	Aryzta AG (Food Products)^(a)	3,762
7,418	Baloise Holding AG, Registered Shares (Insurance)	1,135
150	Barry Callebaut AG (Food Products)	293
57,454	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	5,165
314,875	Credit Suisse Group AG (Capital Markets)	5,290
2,062	Givaudan SA (Chemicals)	4,706
11,893	Idorsia Ltd. (Biotechnology)	286
21,177	Kuehne & Nagel International Ltd. (Marine)	3,337
179,276	LafargeHolcim Ltd., Registered Shares (Construction Materials)	9,826
15,872	Logitech International S.A. (Technology Hardware, Storage & Peripherals)	583
6,754	Lonza Group AG (Life Sciences Tools & Services)	1,593
131,870	Nestle SA (Food Products)	10,427
586,753	Novartis AG, Registered Shares (Pharmaceuticals)	47,472
3,808	Pargesa Holding SA (Diversified Financial Services)	338
2,489	Partners Group Holding AG (Capital Markets)	1,853
211,354	Roche Holding AG (Pharmaceuticals)	48,498
2,267	Roche Holding AG (Pharmaceuticals)	527
2,082	SGS SA, Registered Shares (Professional Services)	5,123
4,708	Swiss Life Holding AG (Insurance)	1,678
14,272	Swiss Prime Site AG (Real Estate Management & Development)	1,382
46,313	Swiss Re AG (Insurance)	4,729
5,104	Swisscom AG (Diversified Telecommunication Services)	2,533
355,524	UBS Group AG (Capital Markets)	6,266
40,314	Zurich Financial Services AG (Insurance)	13,302

		218,457

	United Kingdom — 18.90%
89,665	Admiral Group PLC (Insurance)	2,320
30,928	Aon PLC (Insurance)	4,340
75,601	Ashtead Group PLC (Trading Companies & Distributors)	2,061
78,790	Associated British Foods PLC (Food Products)	2,754
502,033	AstraZeneca PLC (Pharmaceuticals)	34,505
2,187,773	Aviva PLC (Insurance)	15,267
70,908	Babcock International Group PLC (Commercial Services & Supplies)	665

Shares	Security Description	Value (000)
	United Kingdom (continued)
1,130,131	BAE Systems PLC (Aerospace & Defense)	$9,245
1,378,420	Balfour Beatty PLC (Construction & Engineering)	5,180
5,666,177	Barclays PLC (Banks)	16,555
291,421	Barratt Developments PLC (Household Durables)	2,168
916,638	BHP Billiton PLC (Metals & Mining)	18,113
5,647,018	BP PLC (Oil, Gas & Consumable Fuels)	38,085
301,596	British American Tobacco PLC (Tobacco)	17,432
142,533	British Land Co. PLC (Equity Real Estate Investment Trusts)	1,285
1,220,630	BT Group PLC (Diversified Telecommunication Services)	3,895
185,978	Capita PLC (Professional Services)	376
111,738	Carnival PLC (Hotels, Restaurants & Leisure)	7,191
783,704	Centrica PLC (Multi-Utilities)	1,563
169,529	Cineworld Group PLC (Media)	562
3,993,333	Cobham PLC (Aerospace & Defense)	6,880
89,267	Coca-Cola European Partners PLC (Beverages)	3,719
827,312	ConvaTec Group PLC (Health Care Equipment & Supplies)(b)	2,308
155,531	Diageo PLC (Beverages)	5,259
148,135	Direct Line Insurance Group PLC (Insurance)	793
271,790	Evraz PLC (Metals & Mining)	1,657
32,277	Fevertree Drinks PLC (Beverages)	1,192
456,666	G4S PLC (Commercial Services & Supplies)	1,589
2,037,968	GlaxoSmithKline PLC (Pharmaceuticals)	39,575
122,807	Hammerson PLC (Equity Real Estate Investment Trusts)	926
89,338	Hargreaves Lansdown PLC (Capital Markets)	2,050
137,575	Howden Joinery Group PLC (Trading Companies & Distributors)	890
2,397,458	HSBC Holdings PLC (Banks)	22,511
311,381	Imperial Tobacco Group PLC (Tobacco)	10,601
369,037	International Consolidated Airlines Group SA (Airlines)	3,195
46,795	Investec PLC (Capital Markets)	362
1,019,175	ITV PLC (Media)	2,063
467,568	J Sainsbury PLC (Food & Staples Retailing)	1,568
12,138	Johnson Matthey PLC (Chemicals)	518
110,534	Land Securities Group PLC (Equity Real Estate Investment Trusts)	1,453
648,242	Legal & General Group PLC (Insurance)	2,348
48,664	Liberty Global PLC, Class – A (Media)(a)	1,524
91,494	Liberty Global PLC, Class – C (Media)(a)	2,783
19,013,025	Lloyds Banking Group PLC (Banks)	17,292
35,244	London Stock Exchange Group (Capital Markets)	2,040
456,187	Marks & Spencer Group PLC (Multiline Retail)	1,733
177,064	Micro Focus International PLC (Software)	2,472
11,192	Mondi PLC (Paper & Forest Products)	301
502,498	National Grid PLC (Multi-Utilities)	5,656
41,961	Next PLC (Multiline Retail)	2,804
236,272	Pearson PLC (Media)	2,491
156,899	Persimmon PLC (Household Durables)	5,568
599,432	Prudential PLC (Insurance)	14,977
78,091	Redrow PLC (Household Durables)	652

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
273,106	Rentokil Initial PLC (Commercial Services & Supplies)	$1,041
399,180	Rio Tinto PLC (Metals & Mining)	20,253
451,859	Rolls-Royce Holdings PLC (Aerospace & Defense)	5,524
852,832	Royal Bank of Scotland Group PLC (Banks)(a)	3,102
730,390	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	23,105
976,923	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	31,432
258,991	Royal Mail PLC (Air Freight & Logistics)	1,965
34,274	Severn Trent PLC (Water Utilities)	887
894,133	SSE PLC (Electric Utilities)	16,038
128,282	SSP Group PLC (Hotels, Restaurants & Leisure)	1,102
139,824	Standard Chartered PLC (Banks)	1,401
223,446	Standard Life PLC (Insurance)	1,128
158,134	Tate & Lyle PLC (Food Products)	1,208
1,382,345	Taylor Wimpey PLC (Household Durables)	3,581
36,929	The Berkeley Group Holdings PLC (Household Durables)	1,963
97,632	United Utilities Group PLC (Water Utilities)	981
7,927,363	Vodafone Group PLC (Wireless Telecommunication Services)	21,686
54,891	WH Smith PLC (Specialty Retail)	1,505

		493,214

	United States — 0.19%
1,886	Amazon.com, Inc. (Internet & Direct Marketing Retail)(a)	2,730
15,944	WABCO Holdings, Inc. (Machinery)(a)	2,134

		4,864

	Total Common Stocks	2,349,765

	Preferred Stocks — 1.02%
	Germany — 1.02%
8,923	Bayerische Motoren Werke Aktiengesellschaft – Preferred (Automobiles)	837
27,641	Henkel AG & Co. KGaA – Preferred (Household Products)	3,633
111,763	Volkswagen AG – Preferred (Automobiles)	22,273

	Total Preferred Stocks	26,743

Principal Amount (000)
	Time Deposit — 0.80%
$20,840	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.46%, 4/2/18	20,840

	Total Time Deposit	20,840

Shares
	Mutual Funds — 7.91%
140,415	Aberdeen Japan Investment Trust PLC	1,149
111,639	Aberdeen Singapore Fund, Inc.	1,480
191,000	Alliance Trust PLC	1,875

Shares	Security Description	Value (000)
	Mutual Funds (continued)
284,906	Biotech Growth Trust PLC (The)	$2,825
422,960	BlackRock Greater Europe Investment Trust PLC	1,884
312,198	British Empire Trust PLC	3,055
1,744,670	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 1.46%(d)	1,745
753,255	Dunedin Income Growth Investment Trust PLC	2,581
523,600	Edinburgh Dragon Trust PLC	2,680
444,214	Edinburgh Investment Trust PLC	4,006
229,149	European Investment Trust PLC	2,866
17,020,946	Federated Treasury Obligations Fund, Institutional Shares, 1.49%^^(d)	17,021
1,765,855	Fidelity European Values PLC	5,195
86,745	Henderson EuroTrust PLC	1,320
414,178	Japan Smaller Capitalization Fund, Inc.	5,091
237,585	JPMorgan European Investment Trust PLC – Growth	994
743,689	JPMorgan European Smaller Companies Trust PLC	4,241
837,001	JPMorgan Japan Smaller Companies Investment Trust, Ordinary Shares	5,036
1,018,510	JPMorgan Japanese Investment Trust PLC	6,340
375,000	Lazard World Trust Fund	1,894
390,497	Martin Currie Asia Unconstrained Trust PLC	2,108
170,843	Montanaro European Smaller Companies Trust PLC	1,925
511,455	Neuberger Berman MLP Income Fund, Inc.	4,173
81,674	New Germany Fund, Inc. (The)	1,595
892,182	Oakley Capital Investments Ltd.	2,140
825,000	Perpetual Income & Growth Investment Trust	3,985
175,573	Pershing Square Holdings Fund Ltd.	2,127
448,514	PM Capital Global Opportunities Fund Ltd.	417
1,922,330	Polar Capital Global Financials Trust PLC	3,656
68,776	Reaves Utility Income Fund	1,942
115,132	Riverstone Energy Ltd.	1,925
30,600	Royce Value Trust, Inc.	476
636,429	Schroder Japan Growth Fund PLC	1,873
1,100,700	Schroder UK Growth Fund PLC	2,605
131,975	Scottish Investment Trust PLC	1,462
2,957,227	SSgA U.S. Government Money Market Fund, Administrative Class, 1.31%(d)	2,957
91,460,282	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.50%(d)	91,460
147,756	Swiss Helvetia Fund, Inc.	1,810
105,216	Tekla Healthcare Investors Fund	2,265
89,500	Templeton Emerging Markets Investment Trust PLC	934
1,151,890	Woodford Patient Capital Trust PLC	1,301

	Total Mutual Funds	206,414

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Repurchase Agreement — 1.14%
$29,705	Jefferies LLC, 1.80%, 4/2/18 (Purchased on 3/29/18, proceeds at maturity $29,710,708 collateralized by U.S. Treasury Obligations, 0.71% – 3.05%, 1/15/28 – 5/15/47 fair value $30,298,863)^^	$29,705

`	Total Repurchase Agreement	29,705

	Total Investments (cost $2,332,440) — 100.89%	2,633,467
	Liabilities in excess of other assets — (0.89%)	(23,149)

	Net Assets — 100.00%	$2,610,318

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on March 31, 2018 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolios of Investments.

^	All or part of this security was on loan as of March 31, 2018. The total value of securities on loan as of March 31, 2018, was $105,662 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2018.

(a)	Represents non-income producing security.

(b)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	This security has been deemed illiquid by the Specialist Manager and represents 0.62% of the Portfolio’s net assets.

(d)	The rate disclosed is the rate in effect on March 31, 2018.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (concluded) — March 31, 2018 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional International Equity Portfolio	Artisan Partners LP	Cadence Capital Management, LLC	Causeway Capital Management LLC	City of London Investment Management Company, Ltd.	Lazard Asset Management LLC	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	8.09%	52.92%	18.24%	—	10.77%	—	—	90.02%
Preferred Stocks	0.14%	0.03%	0.85%	—	—	—	—	1.02%
Time Deposit	0.42%	—	0.38%	—	—	—	—	0.80%
Mutual Funds	0.05%	0.63%	—	3.65%	0.16%	3.42%	0.00%	7.91%
Repurchase Agreement	0.08%	0.98%	—	—	0.08%	—	—	1.14%
Other Assets (Liabilities)	-0.11%	-0.87%	0.13%	-0.01%	-0.04%	0.01%	0.00%	-0.89%

Total Net Assets	8.67%	53.69%	19.60%	3.64%	10.97%	3.43%	0.00%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2018.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Mini MSCI EAFE Index Future	912	6/15/18	$92,822	$91,227	$(1,595)

			$92,822	$91,227	$(1,595)

Futures Contracts Sold^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Japanese Yen Future	223	6/18/18	$26,324	$26,409	$85

			$26,324	$26,409	$85

	Total Unrealized Appreciation				$85
	Total Unrealized Depreciation				(1,595)

	Total Net Unrealized Appreciation/(Depreciation)				$(1,510)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 93.09%
	Argentina — 0.28%
77,600	Grupo Financiero Galicia SA, ADR (Banks)	$5,103

	Bermuda — 0.38%
12,301,733	Beijing Enterprises Water Group Ltd. (Water Utilities)	6,922

	Brazil — 6.58%
2,182,700	Ambev SA (Beverages)	16,008
1,800,600	Banco do Brasil SA (Banks)	22,551
1,037,300	BB Seguridade Participacoes SA (Insurance)	9,207
605,426	BRF – Brazil Foods SA, ADR (Food Products)^(a)	4,189
214,700	BRF SA (Food Products)(a)	1,485
109,400	Companhia Brasileira de Destribuicao Grupo PAO de, Series c (Food & Staples Retailing)	2,225
2,741,216	Companhia Energetica de Minas Gerais SA – Sponsored ADR (Electric Utilities)^	7,072
781,398	Companhia Paranaense de Energia-Copel, ADR (Electric Utilities)	6,142
233,381	CPFL Energia SA (Electric Utilities)	1,753
460,500	Cyrela Brazil Realty SA Empreendimentos (Household Durables)	2,151
2,263,788	Duratex SA (Paper & Forest Products)	8,127
133,181	Embraer SA, ADR (Aerospace & Defense)	3,463
890,700	Klabin SA (Containers & Packaging)	5,534
780,400	Natura Cosmeticos SA (Personal Products)	7,579
78,800	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)(a)	559
837,527	Petroleo Brasileiro SA, ADR (Oil, Gas & Consumable Fuels)(a)	11,842
164,200	Raia Drogasil SA (Food & Staples Retailing)	3,717
345,300	Totvs SA (Software)	2,993
74,400	Transmissora Alianca de Energia Eletrica SA (Electric Utilities)	488
413,000	WEG SA (Machinery)	2,818

		119,903

	Chile — 2.29%
858,648	Antofagasta PLC (Metals & Mining)	11,099
16,281	Banco de Credito e Inversiones SA (Banks)	1,209
1,131,421	Cencosud SA (Food & Staples Retailing)	3,465
326,018	Compania Cervecerias Unidas SA (Beverages)	4,801
1,604,500	Empresa Nacional de Electricidad SA (Independent Power & Renewable Electricity Producers)	1,309
644,827	Empresa Nacional de Telecomunicaciones SA (Wireless Telecommunication Services)	7,404
9,436,244	Enersis Chile SA (Electric Utilities)	1,223
13,750,484	Enersis SA (Electric Utilities)	3,213
729,670,014	Itau CorpBanca (Banks)	7,014
433,100	Vina Concha y Toro SA (Beverages)	937

		41,674

	China — 22.04%
12,829,000	Agricultural Bank of China Ltd., H Shares (Banks)	7,367
43,000	Alibaba Group Holding Ltd., ADR (Internet Software & Services)(a)	7,892
77,838	Baidu, Inc., ADR (Internet Software & Services)(a)	17,372

Shares	Security Description	Value (000)
	China (continued)
45,247,100	Bank of China Ltd., H Shares (Banks)	$24,717
5,579,000	Bank of Communications Co. Ltd., H Shares (Banks)	4,411
2,572,000	Brilliance China Automotive Holdings Ltd. (Automobiles)	5,430
17,616,000	China Communications Services Corp. Ltd., H Shares (Diversified Telecommunication Services)	10,600
2,996,500	China Conch Venture Holdings Ltd. (Machinery)	9,196
33,507,350	China Construction Bank Corp., H Shares (Banks)	35,001
1,641,000	China Everbright Bank Co. Ltd., H Shares (Banks)	795
3,780,337	China Evergrande Group (Real Estate Management & Development)(a)	12,084
4,281,000	China Life Insurance Co. Ltd., H Shares (Insurance)	11,969
9,275,000	China Machinery Engineering Corp., H Shares (Construction & Engineering)	4,942
2,742,500	China Merchants Bank Co. Ltd., H Shares (Banks)	11,384
1,434,000	China Merchants Holdings (International) Co. Ltd. (Transportation Infrastructure)	3,187
3,026,000	China Mobile Ltd. (Wireless Telecommunication Services)	27,735
5,561,400	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	4,934
1,254,000	China Resources Cement Holdings Ltd. (Construction Materials)	1,097
998,000	China Resources Land Ltd. (Real Estate Management & Development)	3,667
6,462,143	China Resources Power Holdings Co. Ltd. (Independent Power & Renewable Electricity Producers)	11,848
2,040,000	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	5,120
823,000	China Vanke Co. Ltd., H Shares (Real Estate Management & Development)	3,790
9,388,000	China Zhentong Auto Services Holdings Ltd. (Specialty Retail)	6,896
1,444,000	Chongqing Rural Commercial Bank Co. Ltd., H Shares (Banks)	1,116
3,170,000	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	4,694
3,599,000	Country Garden Holdings Co. (Real Estate Management & Development)	7,514
4,347,500	Dali Foods Group Co. Ltd. (Food Products)	3,586
634,000	ENN Energy Holdings Ltd. (Gas Utilities)	5,699
1,846,000	Fuyao Glass Industry Group Co. Ltd. (Auto Components)	7,141
5,670,400	Haitong Securities Co. Ltd., H Shares (Capital Markets)	7,553
549,830	Hangzhou Hikvision Digital Technology Co. Ltd., Class – A (Electronic Equipment, Instruments & Components)	3,661
38,009,440	Industrial & Commercial Bank of China Ltd., H Shares (Banks)	33,126
1,516,000	Jiangsu Expressway Co. Ltd., H Shares (Transportation Infrastructure)	2,152

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
10,331,000	Lianhua Supermarket Holdings Ltd., H Shares (Food & Staples Retailing)^(a)(b)	$3,171
573,600	Midea Group Co. Ltd., Class - A (Household Durables)	5,094
49,408	NetEase, Inc., ADR (Internet Software & Services)	13,854
52,637,737	Parkson Retail Group Ltd. (Multiline Retail)^(b)	6,134
20,040,000	PetroChina, H Shares (Oil, Gas & Consumable Fuels)	13,920
4,302,000	PICC Property & Casualty Co. Ltd., H Shares (Insurance)	7,602
1,248,500	Ping An Insurance (Group) Company of China Ltd. (Insurance)	12,873
3,133,000	Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)	8,222
2,995,100	Shanghai Pharmaceuticals Holding Co. Ltd., H Shares (Health Care Providers & Services)	8,063
873,000	Shimao Property Holdings Ltd. (Real Estate Management & Development)	2,504
14,770,000	Sinotrans Ltd., H Shares (Air Freight & Logistics)	8,168
1,147,500	SOHO China Ltd. (Real Estate Management & Development)	604
968,400	Weifu High Technology Group Co. Ltd. (Auto Components)	2,048
1,818,000	Zhejiang Expressway Co. Ltd., H Shares (Transportation Infrastructure)	1,865

		401,798

	Colombia — 0.25%
4,891,836	Ecopetrol SA (Oil, Gas & Consumable Fuels)	4,580

	Czech Republic — 0.28%
1,237,734	Moneta Money Bank A/S (Banks)(c)	5,130

	Egypt — 0.15%
526,825	Commercial International Bank Egypt SAE (Banks)	2,667

	Greece — 0.31%
416,468	Hellenic Telecommunication Organization SA (Diversified Telecommunication Services)	5,645

	Hong Kong — 2.11%
1,787,600	AIA Group Ltd. (Insurance)	15,282
4,645,000	China Everbright International Ltd. (Commercial Services & Supplies)	6,559
1,070,000	China Overseas Land & Investment Ltd. (Real Estate Management & Development)	3,752
1,172,000	Far East Horizon Ltd. (Diversified Financial Services)	1,245
2,368,000	Franshion Properties China Ltd. (Real Estate Management & Development)	1,367
624,800	Guangzhou R&F Properties Co. Ltd., H Shares (Real Estate Management & Development)	1,580
5,834,000	Nagacorp Ltd. (Hotels, Restaurants & Leisure)	6,073

Shares	Security Description	Value (000)
	Hong Kong (continued)
2,184,500	Sino-Ocean Land Holdings Ltd. (Real Estate Management & Development)	$1,600
4,500,000	Yuexiu Property Co. Ltd. (Real Estate Management & Development)	1,070

		38,528

	Hungary — 0.71%
738,888	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	8,068
107,086	OTP Bank Nyrt PLC (Banks)	4,815

		12,883

	India — 8.06%
20,590	ACC Ltd. (Construction Materials)	478
1,046,951	Adani Ports And Special Econ (Transportation Infrastructure)	5,726
319,100	Ambuja Cements Ltd. (Construction Materials)	1,145
1,012,182	Apollo Tyres Ltd. (Auto Components)	4,333
74,400	Bajaj Auto Ltd. (Automobiles)	3,146
474,300	Bharat Pertoleum Corp. Ltd. (Oil, Gas & Consumable Fuels)	3,131
8,842,285	Chennai Super Kings Cricket Ltd. (Media)	—
1,704,888	Coal India Ltd. (Oil, Gas & Consumable Fuels)	7,441
235,102	Dr. Reddy’s Laboratories Ltd., ADR (Pharmaceuticals)	7,685
239,867	GAIL India Ltd. (Gas Utilities)	1,215
68,401	Hero MotoCorp Ltd. (Automobiles)	3,734
645,940	Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	18,197
2,271,595	ICICI Bank Ltd. (Banks)	9,859
2,072,159	India Cements Ltd. (Construction Materials)	4,552
678,275	Infosys Ltd. (IT Services)	11,870
1,317,147	ITC Ltd. (Tobacco)	5,193
527,257	Mahindra & Mahindra Ltd. (Automobiles)	6,005
3,294,507	NTPC Ltd. (Independent Power & Renewable Electricity Producers)	8,614
980,385	Oil & Natural Gas Corp. Ltd. (Oil, Gas & Consumable Fuels)	2,690
203,300	Oil India Ltd. (Oil, Gas & Consumable Fuels)	679
261,508	Rural Electrification Corp. Ltd. (Diversified Financial Services)	504
612,770	Sesa Sterlite Ltd. (Metals & Mining)	2,619
2,392,891	State Bank of India (Banks)	9,242
2,916,609	Steel Authority of India Ltd. (Metals & Mining)	3,180
462,675	Tata Consultancy Services Ltd. (IT Services)	20,275
493,600	Tata Power Co. Ltd. (Electric Utilities)	602
1,085,500	Wipro Ltd. (IT Services)	4,703

		146,818

	Indonesia — 2.39%
4,626,177	PT Astra Agro Lestari Tbk (Food Products)	4,537
12,107,900	PT Astra International Tbk (Automobiles)	6,440
4,097,400	PT Bank Central Asia Tbk (Banks)	6,963
16,210,000	PT Bank Rakyat Indonesia Persero Tbk (Banks)	4,255
436,600	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)(b)	511
2,506,800	PT Indofood Sukses Makmur Tbk (Food Products)	1,314

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Indonesia (continued)
59,043,000	PT Kalbe Farma Tbk (Pharmaceuticals)	$6,454
3,254,500	PT Perusahaan Gas Negara Tbk (Gas Utilities)	547
8,385,800	PT Semen Gresik (Persero) Tbk (Construction Materials)	6,325
14,823,650	PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)	3,899
967,300	PT United Tractors Tbk (Oil, Gas & Consumable Fuels)	2,257

		43,502

	Japan — 0.20%
49,100	SoftBank Group Corp. (Wireless Telecommunication Services)	3,663

	Luxembourg — 0.19%
105,486	Ternium SA, ADR (Metals & Mining)	3,427

	Malaysia — 1.11%
741,500	AMMB Holdings Berhad (Banks)	748
550,387	Berjaya Sports Toto Berhard (Hotels, Restaurants & Leisure)	308
994,100	Felda Global Ventures Holdings Berhad (Food Products)	429
2,304,300	IOI Corp. Berhad (Food Products)	2,852
174,300	Lafarge Malayan Cement Berhad (Construction Materials)	193
1,648,214	Malayan Banking Berhad (Banks)	4,492
741,400	Maxis Berhad (Wireless Telecommunication Services)	1,092
718,100	Public Bank Berhad (Banks)	4,467
1,695,900	Sime Darby Berhad (Industrial Conglomerates)	1,155
1,695,900	Sime Darby Plantation Berhad (Food Products)(a)	2,436
1,695,900	Sime Darby Property Berhad (Real Estate Management & Development)	629
454,700	UMW Holdings Berhad (Automobiles)(a)	711
448,872	UMW Oil & Gas Corp. Berhad (Energy Equipment & Services)(a)	36
1,566,312	YTL Corp. Berhad (Multi-Utilities)	544
490,926	YTL Power International Berhad (Multi-Utilities)	129

		20,221

	Mexico — 3.87%
6,927,115	Alpek SAB de CV (Chemicals)	9,627
5,161,500	America Movil SAB de CV (Wireless Telecommunication Services)	4,898
1,648,690	Cemex SAB de CV, ADR (Construction Materials)(a)	10,914
415,300	Coca-Cola FEMSA SAB de CV, Series L (Beverages)	2,747
5,475,100	Compartamos SAB de CV (Consumer Finance)^	3,994
1,141,900	Fibra Uno Amdinistracion SA (Equity Real Estate Investment Trusts)	1,719
204,305	Grupo Aeroportuario del Sureste SAB de CV, Class – B (Transportation Infrastructure)	3,444
1,311,700	Grupo Financiero Banorte SAB de CV (Banks)	8,020

Shares	Security Description	Value (000)
	Mexico (continued)
1,725,445	Grupo Mexico SAB de CV, Series B (Metals & Mining)	$5,748
3,595,000	Kimberly-Clark de Mexico SAB de CV, A Shares (Household Products)	6,733
1,865,824	Mexichem SAB de CV (Chemicals)	5,712
7,056,300	Nemak SA de CV (Auto Components)(c)	5,800
240,905	Telesites SAB de CV (Diversified Telecommunication Services)(a)	189
111,161	Volaris Aviation Holding Co., ADR (Airlines)^(a)	906

		70,451

	Netherlands — 0.23%
1,582,537	Veon Ltd., ADR (Wireless Telecommunication Services)	4,178

	Nigeria — 0.17%
24,137,479	Guaranty Trust Bank PLC (Banks)	3,010

	Peru — 1.19%
291,548	Compania de Minas Buenaventura SA, ADR (Metals & Mining)	4,440
33,500	Credicorp Ltd. (Banks)	7,606
42,500	Credicorp Ltd. (Banks)	9,649

		21,695

	Philippines — 1.07%
1,181,140	Aboitiz Equity Ventures, Inc. (Industrial Conglomerates)	1,539
719,500	Aboitiz Power Corp. (Independent Power & Renewable Electricity Producers)	535
2,027,900	Alliance Global Group, Inc. (Industrial Conglomerates)(a)	514
4,014,700	DMCI Holdings, Inc. (Industrial Conglomerates)	940
3,040,180	Metropolitan Bank & Trust Co. (Banks)	5,006
48,400	PLDT, Inc. (Wireless Telecommunication Services)	1,377
542,715	SM Investments Corp. (Industrial Conglomerates)	9,605

		19,516

	Poland — 1.10%
15,630	Bank Handlowy w Warszawie SA (Banks)	346
428,446	Bank Pekao SA (Banks)	15,462
104,800	Energa SA (Electric Utilities)^	296
278,900	Powszechny Zaklad Ubezpieczen SA (Insurance)	3,412
269,900	Telekomunikacja Polska SA (Diversified Telecommunication Services)	458

		19,974

	Qatar — 0.49%
38,940	Doha Bank QSC (Banks)	289
136,155	Industries Qatar QSC (Industrial Conglomerates)	3,940
121,953	Qatar National Bank (Banks)	4,370
42,755	The Commercial Bank of Qatar QSC (Banks)	352

		8,951

	Russia — 1.80%
181,219	LUKOIL PJSC, ADR (Oil, Gas & Consumable Fuels)	12,544

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Russia (continued)
334,760	Mobile TeleSystems OJSC, ADR (Wireless Telecommunication Services)	$3,813
2,663,232	Rosneft Oil Co. (Oil, Gas & Consumable Fuels)	14,737
113,164	Severstal, Registered Shares, GDR (Metals & Mining)	1,711

		32,805

	South Africa — 7.16%
50,100	African Rainbow Minerals Ltd. (Metals & Mining)	431
191,464	Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)	4,204
414,616	Clicks Group Ltd. (Food & Staples Retailing)	6,411
110,600	Coronation Fund Managers Ltd. (Capital Markets)	755
137,800	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)	1,273
3,064,244	FirstRand Ltd. (Diversified Financial Services)^	17,329
1,116,666	Growthpoint Properties Ltd. (Equity Real Estate Investment Trusts)	2,682
238,500	Hyprop Investments Ltd. (Equity Real Estate Investment Trusts)	2,182
181,795	Imperial Holdings Ltd. (Distributors)^	3,586
51,643	Liberty Holdings Ltd. (Insurance)	548
902,400	Life Healthcare Group Holdings Ltd. (Health Care Providers & Services)	2,106
542,500	MMI Holdings Ltd. (Insurance)	1,012
277,661	Mondi Ltd. (Paper & Forest Products)	7,563
286,830	MTN Group Ltd. (Wireless Telecommunication Services)	2,886
307,400	Nampak Ltd. (Containers & Packaging)	395
89,044	Naspers Ltd. (Media)	21,807
472,569	Pioneer Foods Group Ltd. (Food Products)	4,962
11,250,982	PPC Ltd. (Construction Materials)(a)	7,466
3,370,906	Redefine Properties Ltd. (Equity Real Estate Investment Trusts)	3,303
255,600	Resilient REIT Ltd. (Equity Real Estate Investment Trusts)	1,080
274,776	Sasol Ltd. (Chemicals)	9,382
29,263	Sasol Ltd. – Sponsored ADR (Integrated Oil & Gas)	996
215,461	Shoprite Holdings Ltd. (Food & Staples Retailing)	4,603
618,434	Standard Bank Group Ltd. (Banks)	11,437
458,885	The Foschini Group Ltd. (Specialty Retail)	8,662
374,200	Truworths International Ltd. (Specialty Retail)^	3,414

		130,475

	South Korea — 13.41%
15,867	Amorepacific Corp. (Personal Products)	4,586
30,732	CJ Cheiljedang Corp. (Food Products)	9,264
51,400	Coway Co. Ltd. (Household Durables)	4,234
44,500	Daewoo International Corp. (Trading Companies & Distributors)	967
761,679	Daewoo Securities Co. Ltd. (Capital Markets)	6,676
64,293	DGB Financial Group, Inc. (Banks)	708
20,870	Dongbu Insurance Co. Ltd. (Insurance)	1,297
232,337	Doosan Bobcat, Inc. (Machinery)	6,930
6,000	Doosan Corp. (Industrial Conglomerates)	607

Shares	Security Description	Value (000)
	South Korea (continued)
49,700	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	$2,890
135,689	Hana Financial Group, Inc. (Banks)	5,848
135,335	Hankook Tire Co. Ltd. (Auto Components)	6,699
551,972	Hanon Systems (Auto Components)	6,015
10,600	Hyosung Corp. (Chemicals)	1,198
138,871	Hyundai Engineering & Construction Co. Ltd. (Construction & Engineering)	5,602
60,661	Hyundai Heavy Industries Co. Ltd. (Machinery)^(a)	7,925
29,641	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	1,099
42,779	Hyundai Mobis Co. Ltd. (Auto Components)	10,220
30,947	Hyundai Motor Co. Ltd. (Automobiles)	4,178
123,200	Industrial Bank of Korea (Banks)	1,815
109,700	Kangwon Land, Inc. (Hotels, Restaurants & Leisure)	2,813
95,158	KB Financial Group, Inc., ADR (Banks)	5,513
138,192	KB Financial Group, Inc. (Banks)	8,016
19,030	KEPCO Plant Service & Engineering Co. Ltd. (Commercial Services & Supplies)	814
115,781	Kia Motors Corp. (Automobiles)	3,469
94,555	Korea Electric Power Corp., ADR (Electric Utilities)	1,455
231,726	Korea Electric Power Corp. (Electric Utilities)	7,175
106,000	Korea Life Insurance Co. Ltd. (Insurance)	625
54,564	KT&G Corp. (Tobacco)	5,133
6,700	Kumho Petro Chemical Co. Ltd. (Chemicals)	613
15,219	LG Chem Ltd. (Chemicals)	5,556
194,900	LG Display Co. Ltd. (Electronic Equipment, Instruments & Components)	4,747
14,361	LS Corp. (Electrical Equipment)	999
14,000	LS Industrial Systems Co. Ltd. (Electrical Equipment)	813
13,384	NCsoft Corp. (Software)	5,180
103,820	POSCO, ADR (Metals & Mining)	8,187
22,383	POSCO (Metals & Mining)	7,145
16,220	Samsung Card Co. Ltd. (Consumer Finance)	547
16,439	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	38,413
46,481	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	11,727
538,249	Shinhan Financial Group Co. Ltd. (Banks)	22,963
44,999	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	8,945
4,528	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	982
284,654	Woori Bank (Banks)	3,871

		244,459

	Taiwan — 10.74%
7,648,345	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	11,159
787,971	Asia Cement Corp. (Construction Materials)	765
338,000	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	3,171
1,999,663	Casetek Holdings Ltd. (Technology Hardware, Storage & Peripherals)	5,937

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
1,187,000	Cheng Shin Rubber Industry Co. Ltd. (Auto Components)	$1,939
381,144	Chicony Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	974
5,034,000	China Development Financial Holding Corp. (Banks)	1,792
391,000	China Motor Corp. (Automobiles)	370
1,219,000	Chunghwa Telecom Co. Ltd. (Diversified Telecommunication Services)	4,698
2,939,000	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	2,018
438,000	CTCI Corp. (Construction & Engineering)	717
5,710,000	E.Sun Financial Holding Co. Ltd. (Banks)	3,860
589,000	Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)	1,559
539,000	Formosa Taffeta Co. Ltd. (Textiles, Apparel & Luxury Goods)	598
6,690,996	Fubon Financial Holding Co. Ltd. (Diversified Financial Services)	11,593
651,000	Giant Manufacturing Co. Ltd. (Leisure Products)	3,453
1,000	Grand Pacific Petrochemical Corp. (Chemicals)	1
279,700	Highwealth Construction Corp. (Real Estate Management & Development)	434
3,205,839	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	9,999
499,000	HTC Corp. (Technology Hardware, Storage & Peripherals)(a)	1,147
1,717,000	Inventec Corp. (Technology Hardware, Storage & Peripherals)	1,373
214,000	Kinsus Interconnect Technology Corp. (Semiconductors & Semiconductor Equipment)	415
1,488,554	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	2,094
1,229,962	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	14,153
3,561,477	Mega Financial Holding Co. Ltd. (Banks)	3,080
423,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	1,934
1,157,000	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	2,912
1,620	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	2
490,000	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,545
3,221,000	President Enterprises Corp. (Food Products)	7,607
5,284,000	Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	10,740
296,000	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	734
309,000	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	1,345
298,800	Ruentex Development Co. Ltd. (Real Estate Management & Development)(a)	354

Shares	Security Description	Value (000)
	Taiwan (continued)
375,000	Ruentex Industries Ltd. (Textiles, Apparel & Luxury Goods)	$732
2,164,000	Siliconware Precision Industries Co. (Semiconductors & Semiconductor Equipment)	3,783
120,000	Simplo Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	769
2,553,200	Standard Foods Corp. (Food Products)	6,008
940,900	Synnex Technology International Corp. (Electronic Equipment, Instruments & Components)	1,416
1,198,000	Taiwan Cement Corp. (Construction Materials)	1,512
286,000	Taiwan Fertilizer Co. Ltd. (Chemicals)	381
615,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	2,306
5,907,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	50,037
138,000	Transcend Information, Inc. (Technology Hardware, Storage & Peripherals)	409
314,000	U-Ming Marine Transport Corp. (Marine)	378
569,000	Vanguard International Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	1,246
377,000	Wan Hai Lines Ltd. (Marine)	234
1,823,595	Wistron Corp. (Technology Hardware, Storage & Peripherals)	1,578
995,000	WPG Holdings Ltd. (Electronic Equipment, Instruments & Components)	1,296
20,012,000	Yuanta Financial Holding Co. Ltd. (Capital Markets)	9,235

		195,792

	Thailand — 1.65%
275,000	Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)	1,817
12,200	Bangkok Bank Public Co. Ltd. - Foreign Registered Shares (Banks)	84
216,400	Bangkok Bank Public Co. Ltd. - NVDR (Banks)	1,375
946,200	Banpu Public Co. Ltd., Registered Shares (Oil, Gas & Consumable Fuels)	603
538,900	BEC World Public Co. Ltd. (Media)	218
3,111,600	BTS Group Holdings Public Co. Ltd. (Road & Rail)	826
1,577,800	Central Pattana Public Co. Ltd., Registered Shares (Real Estate Management & Development)	3,970
2,982,700	Delta Electronics (Thailand) Public Co. Ltd. (Electronic Equipment, Instruments & Components)	6,326
136,600	Glow Energy Public Co. Ltd. (Independent Power & Renewable Electricity Producers)	372
13,842,200	Krung Thai Bank Public Co. Ltd., Registered Shares (Banks)	8,441
888,000	Krung Thai Bank Public Co. Ltd. – NVDR (Banks)	542
429,142	PTT Chemical Public Co. Ltd. (Chemicals)	1,305
634,175	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	2,339

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Thailand (continued)
411,000	Siam Commercial Bank Public Co. Ltd. – NVDR (Banks)	$1,890

		30,108

	Turkey — 1.67%
528,014	Coca-Cola Icecek A/S (Beverages)	4,828
4,545,555	Enka Insaat ve Sanayi A/S (Industrial Conglomerates)	6,247
693,800	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	1,835
1	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class – D (Metals & Mining)(a)	—
162,200	TAV Havalimanlari Holding A/S (Transportation Infrastructure)	977
120,400	Tofas Turk Otomobil Fabrikasi A/S (Automobiles)	812
119,453	Tupras-Turkiye Petrol Rafinerileri A/S (Oil, Gas & Consumable Fuels)	3,337
257,700	Turk Telekomunikasyon A/S (Diversified Telecommunication Services)(a)	440
1,636,777	Turkcell Iletisim Hizmetleri A/S (Wireless Telecommunication Services)	6,273
2,465,505	Turkiye Halk Bankasi A/S (Banks)	5,685

		30,434

	United Arab Emirates — 0.19%
528,300	Abu Dhabi Commercial Bank PJSC (Banks)	951
488,800	Dubai Islamic Bank PJSC (Banks)	707
542,072	National Bank of Abu Dhabi (Banks)	1,727

		3,385

	United Kingdom — 0.70%
229,849	Unilever PLC (Personal Products)	12,746

	United States — 0.32%
1,256,700	Samsonite International SA (Textiles, Apparel & Luxury Goods)	5,748

	Total Common Stocks	1,696,191

	Preferred Stocks — 2.15%
	Brazil — 1.33%
1,058,100	Banco do Estado do Rio Grande do Sul SA – Preferred, Series B, B Shares (Banks)	6,497
2,256,370	Companhia Energetica de Minas Gerais SA – Preferred, ADR (Electric Utilities)	5,824
267,100	Companhia Paranaense de Energia-Copel – Preferred, B Shares (Electric Utilities)	2,101
1,423,457	Gerdau SA – Preferred, ADR (Metals & Mining)	6,633
1,243,222	Randon Participacoes SA – Preferred (Machinery)	3,243

		24,298

	Colombia — 0.04%
1,637,100	Grupo Aval Acciones y Valores SA – Preferred (Banks)	683

	India — 0.02%
2,625,080	Vedanta Ltd. – Preferred (Metals & Mining)*	401

Shares	Security Description	Value (000)
	Preferred Stocks (continued)
	South Korea — 0.76%
35,800	Hyundai Motor Co. Ltd. – Preferred (Automobiles)	$3,144
22,900	Hyundai Motor Co. Ltd. – Preferred (Automobiles)	1,858
4,617	Samsung Electronics Co. Ltd. – Preferred (Technology Hardware, Storage & Peripherals)	8,879

		13,881

	Total Preferred Stocks	39,263

	Right — 0.01%
	Philippines — 0.01%
764,605	Metro Bank & Trust (Banks)(a)	158

	Total Right	158

Principal Amount (000)
	Time Deposit — 0.20%
$3,579	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.46%, 4/2/18	3,579

	Total Time Deposit	3,579

Shares
	Exchange-Traded Fund — 1.44%
542,579	iShares MSCI Emerging Markets Index Fund ETF	26,196

	Total Exchange-Traded Fund	26,196

	Mutual Funds — 2.49%
7,479,030	Federated Treasury Obligations Fund, Institutional Shares, 1.49%^^(d)	7,479
37,923,706	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.50%(d)	37,924

	Total Mutual Funds	45,403

Principal Amount (000)
	Repurchase Agreement — 0.72%
$13,052	Jefferies LLC, 1.80%, 4/2/18 (Purchased on 3/29/18, proceeds at maturity $13,054,931 collateralized by U.S. Treasury Obligations, 0.71% – 3.05%, 1/15/28 – 5/15/47 fair value $13,313,367)^^	13,052

	Total Repurchase Agreement	13,052

	Total Investments (cost $1,594,508) — 100.10%	1,823,842
	Liabilities in excess of other assets — (0.10%)	(1,827)

	Net Assets—100.00%	$1,822,015

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (concluded) — March 31, 2018 (Unaudited)

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on March 31, 2018 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolios of Investments.

^	All or part of this security was on loan as of March 31, 2018. The total value of securities on loan as of March 31, 2018, was $28,347 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2018.

(a)	Represents non-income producing security.

(b)	These securities have been deemed illiquid by the Specialist Manager and represents 0.54% of the Portfolio’s net assets.
(c)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(d)	The rate disclosed is the rate in effect on March 31, 2018.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

NVDR — Non-Voting Depository Receipt

REIT — Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Emerging Markets Portfolio	The Boston Company Asset Management, LLC*	Mellon Capital Management Corporation*	Parametric Portfolio Associates, LLC	RBC Global Asset Management (UK) Limited	HC Capital Solutions	Total
Common Stocks	44.23%	28.35%	—	20.51%	—	93.09%
Preferred Stocks	1.20%	0.95%	—	—	—	2.15%
Right	0.01%	—	—	—	—	0.01%
Time Deposit	0.20%	—	—	—	—	0.20%
Exchange-Traded Fund	0.13%	1.31%	—	—	—	1.44%
Mutual Funds	0.12%	0.31%	1.93%	0.13%	0.00%	2.49%
Repurchase Agreement	0.21%	0.51%	—	—	—	0.72%
Other Assets (Liabilities)	0.33%	-0.40%	-0.01%	-0.02%	0.00%	-0.10%

Total Net Assets	46.43%	31.03%	1.92%	20.62%	0.00%	100.00%

*	Part of BNY Mellon Asset Management North America Corporation

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2018.

Futures Contracts Purchased^

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Mini MSCI Emerging Markets Index Future	582	6/15/18	$34,958	$34,565	$(393)

			$34,958	$34,565	$(393)

	Total Unrealized Appreciation				$—
	Total Unrealized Depreciation				(393)

	Total Net Unrealized Appreciation/(Depreciation)				$(393)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Asset Backed Securities — 0.51%
$25	BMW Vehicle Owner Trust, Series 2016-A, Class A4, Callable 4/25/20 @ 100.00	1.37		12/27/22	$24
50	Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4	1.99		7/17/23	49
25	Capital One Multi-Asset Execution Trust, Series 2017-A1, Class A1	2.00		1/17/23	25
25	CarMax Auto Owner Trust, Series 2017-2, Class A4, Callable 10/15/20 @ 100.00	2.25		9/15/22	25
100	Citibank Credit Card Issuance Trust, Series 2014-A5, Class A5	2.68		6/7/23	99
25	Ford Credit Auto Owner Trust, Series 2016-A, Class A4, Callable 11/15/19 @ 100.00	1.60		6/15/21	25
45	Honda Auto Receivables Owner Trust, Series 2018-1, Class A3, Callable 7/15/21 @ 100.00	2.64		2/15/22	45
25	Toyota Auto Receivables Owner Trust, Series 2017-A, Class A4, Callable 12/15/20 @ 100.00	2.10		9/15/22	25
25	Toyota Auto Receivables Owner Trust, Series 2018-A, Class A4, Callable 9/15/21 @ 100.00	2.52		5/15/23	25
18	World Financial Network Credit Card Master Trust, Series 2016-A, Class A	2.03		4/15/25	17

	Total Asset Backed Securities				359

	Collateralized Mortgage Obligations — 1.50%
40	Bank, Series 2017-BNK8, Class A3	3.23		11/15/50	39
25	Bank, Series 2017-BNK9, Class ASB	3.47		11/15/54	25
25	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4	2.88		2/10/48	24
20	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5	3.14		2/10/48	20
25	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4	3.31		4/10/49	25
25	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4	3.62		7/10/47	25
18	Commercial Mortgage Trust, Series 2014-CR15, Class A2	2.93		2/10/47	18
25	Commercial Mortgage Trust, Series 2015-LC19, Class A4	3.18		2/10/48	25
20	Commercial Mortgage Trust, Series 2015-DC1, Class A5	3.35		2/10/48	20
25	Commercial Mortgage Trust, Series 2013-CR8, Class A5	3.61 (US LIBOR)	(a)	6/10/46	25
25	Commercial Mortgage Trust, Series 2014-UBS3, Class A4	3.82		6/10/47	26
25	Commercial Mortgage Trust, Series 2013-CR11, Class B	5.16 (US LIBOR)	(a)	8/10/50	27
25	Fannie Mae, Series 2016-M1, Class A2	2.94 (US LIBOR)	(a)	1/25/26	25
38	Fannie Mae-ACES, Series 2017-M7, Class A2	2.96		2/25/27	37
25	Fannie Mae-ACES, Series 2017-M12, Class A2	3.08(a)		6/25/27	25
30	Fannie Mae-ACES, Series 2014-M9, Class A2	3.10 (US LIBOR)	(a)	7/25/24	30
19	Freddie Mac, Series K726, Class A1	2.60		8/25/23	19
25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K023, Class A2	2.31		8/25/22	24
25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.87		12/25/21	25
13	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A1	3.02		2/25/23	13
30	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A2	3.06 (US LIBOR)	(a)	7/25/23	30
50	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K043, Class A2	3.06		12/25/24	50
19	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K716, Class A2	3.13		6/25/21	19
25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K052, Class A2	3.15		11/25/25	25
35	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A2	3.31 (US LIBOR)	(a)	5/25/23	36
20	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K006, Class A2	4.25		1/25/20	20
20	GS Mortgage Securities Trust, Series 2015-GC32, Class A2	3.06		7/10/48	20
25	GS Mortgage Securities Trust, Series 2017-GS5, Class A2	3.22		3/10/50	25
25	GS Mortgage Securities Trust, Series 2013-GC14, Class A5	4.24		8/10/46	26
25	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class A5	3.64		11/15/47	25
25	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, Callable 7/15/24 @ 100.00	3.80		9/15/47	26

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$50	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class A3	3.14	12/15/49	$49
24	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class A3	2.83	10/15/45	24
25	Morgan Stanley BAML Trust, Series 2015-C21, Class ASB	3.15	3/15/48	25
25	Morgan Stanley BAML Trust, Series 2013-C9, Class AS	3.46	5/15/46	25
25	Morgan Stanley BAML Trust, Series 2014-C19, Class A4	3.53	12/15/47	25
25	Morgan Stanley BAML Trust, Series 2017-C33, Class A5	3.60	5/15/50	25
25	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A4	3.06	10/10/48	24
50	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class ASB	2.93	11/15/59	49
11	WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class A1	2.30	6/15/45	10

	Total Collateralized Mortgage Obligations			1,055

	U.S. Government Agency Mortgages — 22.58%
55	Fannie Mae, Pool #AS2673	2.00	5/1/29	53
22	Fannie Mae, Pool #MA2789	2.50	10/1/36	21
45	Fannie Mae, Pool #BC9041	2.50	11/1/31	44
53	Fannie Mae, Pool #AU1660	2.50	7/1/28	52
35	Fannie Mae, Pool #AB7391	2.50	12/1/42	33
25	Fannie Mae, Pool #BH5772	2.50	11/1/32	24
24	Fannie Mae, Pool #MA3154	2.50	10/1/32	23
80	Fannie Mae, Pool #AP4742	2.50	8/1/27	79
25	Fannie Mae, Pool #AS4946	2.50	5/1/30	25
24	Fannie Mae, Pool #MA3246	2.50	1/1/33	24
52	Fannie Mae, Pool #AU6677	2.50	9/1/28	51
81	Fannie Mae, Pool #MA1277	2.50	12/1/27	80
26	Fannie Mae, Series 2015-M1, Class A2	2.53	9/25/24	25
46	Fannie Mae, Pool #BC9681	3.00	6/1/46	45
69	Fannie Mae, Pool #AS0302	3.00	8/1/43	68
46	Fannie Mae, Pool #BD5797	3.00	9/1/46	45
24	Fannie Mae, Pool #BD5545	3.00	10/1/46	23
51	Fannie Mae, Pool #AS5977	3.00	10/1/30	51
137	Fannie Mae, Pool #AQ7920	3.00	12/1/42	135
25	Fannie Mae, Pool #MA3339	3.00	4/1/33	25
47	Fannie Mae, Pool #BD2446	3.00	1/1/47	46
14	Fannie Mae, Pool #AO7628	3.00	6/1/27	14
63	Fannie Mae, Pool #AB8897	3.00	4/1/43	62
49	Fannie Mae, Pool #MA3082	3.00	7/1/47	47
23	Fannie Mae, Pool #MA2897	3.00	2/1/37	23
25	Fannie Mae, Pool #MA3237	3.00	1/1/48	24
79	Fannie Mae, Pool #MA1307	3.00	1/1/33	79
64	Fannie Mae, Pool #MA2246	3.00	4/1/30	64
23	Fannie Mae, Pool #MA2863	3.00	1/1/47	23
74	Fannie Mae, Pool #AK0006	3.00	1/1/27	74
47	Fannie Mae, Pool #AL9865	3.00	2/1/47	46
101	Fannie Mae, Pool #AO0752	3.00	4/1/42	100
19	Fannie Mae, Pool #MA2523	3.00	2/1/36	18
24	Fannie Mae, Pool #MA3127	3.00	9/1/37	24
17	Fannie Mae, Pool #MA2416	3.00	10/1/35	17
56	Fannie Mae, Pool #AY2961	3.00	5/1/45	55
31	Fannie Mae, Pool #AU3353	3.00	8/1/43	31
64	Fannie Mae, Pool #AT2127	3.00	4/1/43	63
19	Fannie Mae, Pool #890566	3.00	12/1/43	19
46	Fannie Mae, Pool #BC4764	3.00	10/1/46	45
86	Fannie Mae, Pool #AB7099	3.00	11/1/42	85
44	Fannie Mae, Pool #AS7908	3.00	9/1/46	43
45	Fannie Mae, Pool #AS8276	3.00	11/1/46	44
47	Fannie Mae, Pool #AB2047	3.00	1/1/26	47
94	Fannie Mae, Pool #AS8483	3.00	12/1/46	91
46	Fannie Mae, Pool #BC9003	3.00	11/1/46	45
23	Fannie Mae, Pool #AS8739	3.00	2/1/37	23
64	Fannie Mae, Pool #AT0682	3.00	4/1/43	63
41	Fannie Mae, Pool #AU8932	3.00	11/1/28	41
28	Fannie Mae, Pool #AZ2936	3.00	9/1/45	27
23	Fannie Mae, Pool #MA3059	3.50	7/1/37	24
20	Fannie Mae, Pool #MA2389	3.50	9/1/35	20

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$30	Fannie Mae, Pool #AJ4867	3.50	1/1/42	$30
23	Fannie Mae, Pool #BM1568	3.50	7/1/47	24
44	Fannie Mae, Pool #MA1980	3.50	8/1/44	45
49	Fannie Mae, Pool #MA3182	3.50	11/1/47	49
19	Fannie Mae, Pool #MA2522	3.50	2/1/46	19
31	Fannie Mae, Pool #AL1717	3.50	5/1/27	32
19	Fannie Mae, Pool #AS6394	3.50	12/1/45	19
46	Fannie Mae, Pool #MA3026	3.50	6/1/47	47
52	Fannie Mae, Pool #MA1059	3.50	5/1/32	53
26	Fannie Mae, Pool #AT2673	3.50	4/1/43	26
60	Fannie Mae, Pool #MA2125	3.50	12/1/44	61
40	Fannie Mae, Pool #AS7388	3.50	6/1/46	41
39	Fannie Mae, Pool #AS6102	3.50	11/1/45	39
25	Fannie Mae, Pool #MA3305	3.50	3/1/48	25
43	Fannie Mae, Pool #AS7491	3.50	7/1/46	43
41	Fannie Mae, Pool #MA2706	3.50	8/1/46	41
26	Fannie Mae, Pool #MA3148	3.50	10/1/47	26
50	Fannie Mae, Pool #AS4772	3.50	4/1/45	50
16	Fannie Mae, Pool #AS4236	3.50	1/1/45	16
62	Fannie Mae, Pool #AS4771	3.50	4/1/45	62
67	Fannie Mae, Pool #AS3133	3.50	8/1/44	67
23	Fannie Mae, Pool #BC0443	3.50	12/1/45	23
21	Fannie Mae, Pool #BC1074	3.50	12/1/45	21
94	Fannie Mae, Pool #AQ0546	3.50	11/1/42	95
41	Fannie Mae, Pool #BA3123	3.50	2/1/46	41
32	Fannie Mae, Pool #AY3377	3.50	4/1/45	33
34	Fannie Mae, Pool #BC1158	3.50	2/1/46	34
40	Fannie Mae, Pool #BC2926	3.50	3/1/46	40
25	Fannie Mae, Pool #AS0024	3.50	7/1/43	25
18	Fannie Mae, Pool #BA1893	3.50	8/1/45	18
33	Fannie Mae, Pool #BE1435	3.50	12/1/46	33
42	Fannie Mae, Pool #AX9530	3.50	2/1/45	42
16	Fannie Mae, Pool #AS5596	3.50	8/1/45	16
37	Fannie Mae, Pool #AZ0862	3.50	7/1/45	37
23	Fannie Mae, Pool #BD5046	3.50	2/1/47	23
103	Fannie Mae, Pool #AB6017	3.50	8/1/42	104
209	Fannie Mae, Pool #AO2548	3.50	4/1/42	211
47	Fannie Mae, Pool #AB2052	3.50	1/1/26	48
19	Fannie Mae, Pool #AJ1886	3.50	3/1/42	19
27	Fannie Mae, Pool #BD7165	4.00	4/1/47	28
24	Fannie Mae, Pool #MA3183	4.00	11/1/47	25
24	Fannie Mae, Pool #CA0183	4.00	8/1/47	24
23	Fannie Mae, Pool #BE8373	4.00	2/1/47	24
46	Fannie Mae, Pool #BM2002	4.00	10/1/47	47
47	Fannie Mae, Pool #MA3121	4.00	9/1/47	49
24	Fannie Mae, Pool #AH5859	4.00	2/1/41	25
19	Fannie Mae, Pool #AZ7362	4.00	11/1/45	19
53	Fannie Mae, Pool #AS3467	4.00	10/1/44	55
41	Fannie Mae, Pool #AS6213	4.00	11/1/45	42
45	Fannie Mae, Pool #AH6242	4.00	4/1/26	46
70	Fannie Mae, Pool #AJ5303	4.00	11/1/41	73
32	Fannie Mae, Pool #AS3452	4.00	9/1/44	33
42	Fannie Mae, Pool #AX0841	4.00	9/1/44	43
27	Fannie Mae, Pool #AU8849	4.00	11/1/43	28
14	Fannie Mae, Pool #AV0606	4.00	11/1/43	14
44	Fannie Mae, Pool #AS3293	4.00	9/1/44	46
25	Fannie Mae, Pool #AS3975	4.00	12/1/44	25
14	Fannie Mae, Pool #AY9901	4.00	7/1/45	14
127	Fannie Mae, Pool #190405	4.00	10/1/40	131
24	Fannie Mae, Pool #MA3216	4.00	12/1/37	25
49	Fannie Mae, Pool #MA2995	4.00	5/1/47	50
48	Fannie Mae, Pool #AC7328	4.00	12/1/39	50
52	Fannie Mae, Pool #AS3468	4.00	10/1/44	53
46	Fannie Mae, Pool #AS9831	4.00	6/1/47	48
23	Fannie Mae, Pool #AS7600	4.00	7/1/46	24
31	Fannie Mae, Pool #MA0534	4.00	10/1/30	32

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$22	Fannie Mae, Pool #AS8532	4.00	12/1/46	$23
11	Fannie Mae, Pool #AZ1210	4.00	5/1/45	11
50	Fannie Mae, Pool #AO2959	4.00	5/1/42	52
45	Fannie Mae, Pool #AS9314	4.00	3/1/47	46
20	Fannie Mae, Pool #MA2415	4.00	10/1/45	20
2	Fannie Mae, Pool #AB0339	4.50	1/1/20	2
12	Fannie Mae, Pool #930998	4.50	4/1/29	13
9	Fannie Mae, Pool #829106	4.50	10/1/20	9
4	Fannie Mae, Pool #735646	4.50	7/1/20	4
3	Fannie Mae, Pool #745278	4.50	6/1/19	3
23	Fannie Mae, Pool #BH3310	4.50	5/1/47	24
19	Fannie Mae, Pool #BE6489	4.50	1/1/47	20
20	Fannie Mae, Pool #AH7521	4.50	3/1/41	21
23	Fannie Mae, Pool #AL6567	4.50	10/1/44	24
82	Fannie Mae, Pool #AE0217	4.50	8/1/40	86
68	Fannie Mae, Pool #AL1107	4.50	11/1/41	72
16	Fannie Mae, Pool #AU9017	4.50	9/1/43	16
30	Fannie Mae, Pool #AA9781	4.50	7/1/24	31
61	Fannie Mae, Pool #AE0954	4.50	2/1/41	65
21	Fannie Mae, Pool #AS2751	4.50	6/1/44	22
10	Fannie Mae, Pool #890603	5.00	8/1/41	11
29	Fannie Mae, Pool #725238	5.00	3/1/34	32
89	Fannie Mae, Pool #889117	5.00	10/1/35	96
13	Fannie Mae, Pool #725027	5.00	11/1/33	14
11	Fannie Mae, Pool #890221	5.50	12/1/33	13
27	Fannie Mae, Pool #959451	6.00	12/1/37	30
69	Fannie Mae, Pool #725228	6.00	3/1/34	77
37	Fannie Mae, Pool #AE0442	6.50	1/1/39	41
75	Fannie Mae, 15 YR TBA	3.00	4/25/33	75
50	Fannie Mae, 15 YR TBA	3.50	4/25/33	51
100	Fannie Mae, 30 YR TBA	3.00	4/25/48	97
275	Fannie Mae, 30 YR TBA	3.50	4/25/48	275
75	Fannie Mae, 30 YR TBA	3.50	5/25/48	75
100	Fannie Mae, 30 YR TBA	4.00	4/25/48	103
25	Fannie Mae, 30 YR TBA	4.00	5/25/48	26
25	Fannie Mae, 30 YR TBA	4.50	5/25/48	26
75	Fannie Mae, 30 YR TBA	4.50	4/25/47	79
25	Fannie Mae, 30 YR TBA	5.50	4/25/48	27
32	Freddie Mac, Pool #J25686	2.00	9/1/28	31
52	Freddie Mac, Pool #G18485	2.50	10/1/28	52
44	Freddie Mac, Pool #J35896	2.50	12/1/31	43
23	Freddie Mac, Pool #G18635	2.50	3/1/32	22
52	Freddie Mac, Pool #G18470	2.50	6/1/28	52
95	Freddie Mac, Pool #G18459	2.50	3/1/28	94
19	Freddie Mac, Pool #G07445	2.50	7/1/43	18
25	Freddie Mac, Pool #G18680	2.50	3/1/33	24
36	Freddie Mac, Pool #J25193	3.00	8/1/23	37
24	Freddie Mac, Pool #Q44452	3.00	11/1/46	23
23	Freddie Mac, Pool #Q46441	3.00	2/1/47	23
37	Freddie Mac, Pool #G15145	3.00	7/1/29	37
71	Freddie Mac, Pool #G08524	3.00	3/1/43	70
132	Freddie Mac, Pool #G08537	3.00	7/1/43	129
103	Freddie Mac, Pool #C09035	3.00	4/1/43	101
27	Freddie Mac, Pool #K90311	3.00	4/1/33	27
31	Freddie Mac, Pool #J31327	3.00	4/1/30	31
15	Freddie Mac, Pool #C91809	3.00	2/1/35	15
46	Freddie Mac, Pool #G08737	3.00	12/1/46	45
94	Freddie Mac, Pool #G08741	3.00	1/1/47	91
42	Freddie Mac, Pool #C91709	3.00	6/1/33	42
26	Freddie Mac, Pool #J15438	3.00	5/1/21	26
23	Freddie Mac, Pool #C91927	3.00	5/1/37	23
13	Freddie Mac, Pool #G18518	3.00	7/1/29	13
33	Freddie Mac, Pool #Q20138	3.00	7/1/43	32
48	Freddie Mac, Pool #G60989	3.00	12/1/46	47
47	Freddie Mac, Pool #G08750	3.00	3/1/47	46
20	Freddie Mac, Pool #G18601	3.00	5/1/31	20

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$49	Freddie Mac, Pool #G18663	3.00	10/1/32	$49
74	Freddie Mac, Pool #G08635	3.00	4/1/45	73
39	Freddie Mac, Pool #G08680	3.00	12/1/45	38
72	Freddie Mac, Pool #G08631	3.00	3/1/45	70
50	Freddie Mac, Pool #G08701	3.00	4/1/46	48
23	Freddie Mac, Pool #G08732	3.00	11/1/46	22
19	Freddie Mac, Pool #Q40395	3.50	5/1/46	19
46	Freddie Mac, Pool #Q18101	3.50	5/1/43	46
21	Freddie Mac, Pool #G08702	3.50	4/1/46	21
21	Freddie Mac, Pool #Q20614	3.50	8/1/43	22
41	Freddie Mac, Pool #G08698	3.50	3/1/46	41
37	Freddie Mac, Pool #Q43933	3.50	10/1/46	37
48	Freddie Mac, Pool #G61148	3.50	9/1/47	48
25	Freddie Mac, Pool #G08620	3.50	12/1/44	25
66	Freddie Mac, Pool #G08667	3.50	9/1/45	67
37	Freddie Mac, Pool #G08693	3.50	3/1/46	37
20	Freddie Mac, Pool #G08623	3.50	1/1/45	20
45	Freddie Mac, Pool #C91456	3.50	6/1/32	46
56	Freddie Mac, Pool #C03759	3.50	2/1/42	57
22	Freddie Mac, Pool #J14069	3.50	1/1/26	22
21	Freddie Mac, Pool #J13919	3.50	12/1/20	21
72	Freddie Mac, Pool #G08681	3.50	12/1/45	72
39	Freddie Mac, Pool #G08687	3.50	1/1/46	39
79	Freddie Mac, Pool #G08636	3.50	4/1/45	79
18	Freddie Mac, Pool #G08627	3.50	2/1/45	18
23	Freddie Mac, Pool #G08757	3.50	4/1/47	23
16	Freddie Mac, Pool #J30284	3.50	11/1/29	16
112	Freddie Mac, Pool #G08495	3.50	6/1/42	113
53	Freddie Mac, Pool #Q09896	3.50	8/1/42	53
25	Freddie Mac, Pool #Q52319	3.50	11/1/47	25
63	Freddie Mac, Pool #G08554	3.50	10/1/43	63
46	Freddie Mac, Pool #G08761	3.50	5/1/47	46
40	Freddie Mac, Pool #G08784	3.50	10/1/47	40
80	Freddie Mac, Pool #G08601	4.00	8/1/44	82
3	Freddie Mac, Pool #J06163	4.00	1/1/20	3
49	Freddie Mac, Pool #G06506	4.00	12/1/40	51
47	Freddie Mac, Pool #G08775	4.00	8/1/47	48
50	Freddie Mac, Pool #G08606	4.00	9/1/44	51
42	Freddie Mac, Pool #G08752	4.00	3/1/47	44
40	Freddie Mac, Pool #G08567	4.00	1/1/44	41
19	Freddie Mac, Pool #C91395	4.00	9/1/31	20
29	Freddie Mac, Pool #G08563	4.00	1/1/44	29
40	Freddie Mac, Pool #A96286	4.00	1/1/41	41
11	Freddie Mac, Pool #G11690	4.00	2/1/20	11
47	Freddie Mac, Pool #V83344	4.00	8/1/47	49
41	Freddie Mac, Pool #G08669	4.00	9/1/45	42
71	Freddie Mac, Pool #G08637	4.00	4/1/45	73
55	Freddie Mac, Pool #Q24955	4.00	2/1/44	57
9	Freddie Mac, Pool #C90686	4.50	6/1/23	10
64	Freddie Mac, Pool #A97692	4.50	3/1/41	68
28	Freddie Mac, Pool #Q04294	4.50	11/1/41	30
22	Freddie Mac, Pool #A97186	4.50	3/1/41	23
17	Freddie Mac, Pool #C09059	4.50	3/1/44	18
22	Freddie Mac, Pool #G08781	4.50	9/1/47	23
44	Freddie Mac, Pool #G01890	4.50	10/1/35	46
27	Freddie Mac, Pool #G01962	5.00	12/1/35	29
30	Freddie Mac, Pool #G05904	5.00	9/1/39	32
21	Freddie Mac, Pool #G04913	5.00	3/1/38	22
27	Freddie Mac, Pool #G04817	5.00	9/1/38	29
132	Freddie Mac, Pool #G01665	5.50	3/1/34	145
14	Freddie Mac, Pool #G03616	6.00	12/1/37	16
27	Freddie Mac, Pool #G02794	6.00	5/1/37	30
5	Freddie Mac, Pool #C90989	6.00	9/1/26	6
25	Freddie Mac, Gold 15 YR TBA	2.50	4/15/33	24
75	Freddie Mac, Gold 15 YR TBA	3.00	4/15/33	75
100	Freddie Mac, Gold 30 YR TBA	3.00	4/15/48	97

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$250	Freddie Mac, Gold 30 YR TBA	3.50	4/15/48	$250
125	Freddie Mac, Gold 30 YR TBA	4.00	4/15/48	128
50	Freddie Mac, Gold 30 YR TBA	4.50	4/15/48	52
23	Government National Mortgage Association, Pool #MA4194	2.50	1/20/47	22
11	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	11
17	Government National Mortgage Association, Pool #G25339	2.50	3/20/27	16
12	Government National Mortgage Association, Pool #MA1155	2.50	7/20/43	12
23	Government National Mortgage Association, Pool #MA4355	2.50	4/20/32	22
49	Government National Mortgage Association, Pool #MA4777	3.00	10/20/47	48
40	Government National Mortgage Association, Pool #MA3662	3.00	5/20/46	39
20	Government National Mortgage Association, Pool #MA3735	3.00	6/20/46	20
49	Government National Mortgage Association, Pool #MA2520	3.00	1/20/45	48
19	Government National Mortgage Association, Pool #MA3596	3.00	4/20/46	19
24	Government National Mortgage Association, Pool #MA2444	3.00	12/20/44	24
50	Government National Mortgage Association, Pool #MA1011	3.00	5/20/43	50
52	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	51
75	Government National Mortgage Association, Pool #MA4899	3.00	12/20/47	73
58	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	58
33	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	33
25	Government National Mortgage Association, Pool #AA5897	3.00	12/15/42	25
37	Government National Mortgage Association, Pool #AA2654	3.00	6/15/43	37
58	Government National Mortgage Association, Pool #MA1447	3.00	11/20/43	57
29	Government National Mortgage Association, Pool #MA1374	3.00	10/20/43	28
45	Government National Mortgage Association, Pool #MA4320	3.00	3/20/47	44
44	Government National Mortgage Association, Pool #MA3936	3.00	9/20/46	43
50	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	49
42	Government National Mortgage Association, Pool #MA3802	3.00	7/20/46	41
55	Government National Mortgage Association, Pool #MA2147	3.00	8/20/44	55
36	Government National Mortgage Association, Pool #MA3309	3.00	12/20/45	35
23	Government National Mortgage Association, Pool #MA4261	3.00	2/20/47	22
35	Government National Mortgage Association, Pool #MA2960	3.00	7/20/45	35
44	Government National Mortgage Association, Pool #MA0318	3.50	8/20/42	44
29	Government National Mortgage Association, Pool #MA2961	3.50	7/20/45	30
35	Government National Mortgage Association, Pool #MA3105	3.50	9/20/45	35
79	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	80
45	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	46
25	Government National Mortgage Association, Pool #MA4778	3.50	10/20/47	25
34	Government National Mortgage Association, Pool #MA2223	3.50	9/20/44	34
25	Government National Mortgage Association, Pool #MA4837	3.50	11/20/47	25
24	Government National Mortgage Association, Pool #MA4719	3.50	9/20/47	25
48	Government National Mortgage Association, Pool #MA4652	3.50	8/20/47	49
23	Government National Mortgage Association, Pool #MA1012	3.50	5/20/43	24
43	Government National Mortgage Association, Pool #MA0154	3.50	6/20/42	43
10	Government National Mortgage Association, Pool #MA1600	3.50	1/20/44	11
145	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	147
21	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	21
28	Government National Mortgage Association, Pool #MA2826	3.50	5/20/45	28
17	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	18
40	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	41
36	Government National Mortgage Association, Pool #MA2371	3.50	11/20/44	36
55	Government National Mortgage Association, Pool #MA1157	3.50	7/20/43	56
16	Government National Mortgage Association, Pool #AB9211	3.50	11/15/42	16
36	Government National Mortgage Association, Pool #MA3597	3.50	4/20/46	36
38	Government National Mortgage Association, Pool #MA3736	3.50	6/20/46	39
49	Government National Mortgage Association, Pool #MA3173	3.50	10/20/45	49
22	Government National Mortgage Association, Pool #AM4971	3.50	4/20/45	22
44	Government National Mortgage Association, Pool #MA4262	3.50	2/20/47	44
19	Government National Mortgage Association, Pool #MA3663	3.50	5/20/46	19
43	Government National Mortgage Association, Pool #MA4127	3.50	12/20/46	43
32	Government National Mortgage Association, Pool #MA3310	3.50	12/20/45	33
45	Government National Mortgage Association, Pool #MA4382	3.50	4/20/47	45
18	Government National Mortgage Association, Pool #MA3454	3.50	2/20/46	18
24	Government National Mortgage Association, Pool #AJ0411	3.50	9/15/44	24
34	Government National Mortgage Association, Pool #MA3376	3.50	1/20/46	34
44	Government National Mortgage Association, Pool #MA4321	3.50	3/20/47	44
40	Government National Mortgage Association, Pool #MA3874	3.50	8/20/46	40

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$47	Government National Mortgage Association, Pool #MA4510	3.50		6/20/47	$47
41	Government National Mortgage Association, Pool #MA4586	3.50		7/20/47	41
39	Government National Mortgage Association, Pool #MA3803	3.50		7/20/46	39
40	Government National Mortgage Association, Pool #MA3937	3.50		9/20/46	41
41	Government National Mortgage Association, Pool #MA4004	3.50		10/20/46	41
19	Government National Mortgage Association, Pool #MA4263	4.00		2/20/47	20
22	Government National Mortgage Association, Pool #MA2372	4.00		11/20/44	23
33	Government National Mortgage Association, Pool #MA2149	4.00		8/20/44	35
22	Government National Mortgage Association, Pool #MA3522	4.00		3/20/46	23
23	Government National Mortgage Association, Pool #MA4653	4.00		8/20/47	24
25	Government National Mortgage Association, Pool #MA2224	4.00		9/20/44	26
30	Government National Mortgage Association, Pool #MA1286	4.00		9/20/43	31
25	Government National Mortgage Association, Pool #MA1996	4.00		6/20/44	26
14	Government National Mortgage Association, Pool #MA3245	4.00		11/20/45	14
47	Government National Mortgage Association, Pool #MA3737	4.00		6/20/46	49
15	Government National Mortgage Association, Pool #MA3377	4.00		1/20/46	15
25	Government National Mortgage Association, Pool #MA2304	4.00		10/20/44	26
28	Government National Mortgage Association, Pool #738710	4.00		9/15/41	29
79	Government National Mortgage Association, Pool #MA1091	4.00		6/20/43	83
20	Government National Mortgage Association, Pool #MA4322	4.00		3/20/47	21
45	Government National Mortgage Association, Pool #MA4587	4.00		7/20/47	46
24	Government National Mortgage Association, Pool #MA1761	4.00		3/20/44	25
42	Government National Mortgage Association, Pool #MA4511	4.00		6/20/47	44
21	Government National Mortgage Association, Pool #770602	4.00		9/15/41	21
41	Government National Mortgage Association, Pool #MA4383	4.00		4/20/47	42
21	Government National Mortgage Association, Pool #MA4452	4.00		5/20/47	22
13	Government National Mortgage Association, Pool #MA0023	4.00		4/20/42	13
23	Government National Mortgage Association, Pool #738906	4.50		10/15/41	24
19	Government National Mortgage Association, Pool #MA2373	4.50		11/20/44	20
10	Government National Mortgage Association, Pool #MA1762	4.50		3/20/44	11
109	Government National Mortgage Association, Pool #4801	4.50		9/20/40	114
49	Government National Mortgage Association, Pool #721760	4.50		8/15/40	52
24	Government National Mortgage Association, Pool #MA4721	4.50		9/20/47	25
25	Government National Mortgage Association, Pool #MA2756	4.50		4/20/45	27
75	Government National Mortgage Association, Pool #4559	5.00		10/20/39	81
35	Government National Mortgage Association, Pool #697946	5.00		3/15/39	38
24	Government National Mortgage Association, Pool #697974	5.00		6/15/40	25
22	Government National Mortgage Association, Pool #MA0466	5.50		10/20/42	24
20	Government National Mortgage Association, Pool #510835	5.50		2/15/35	22
23	Government National Mortgage Association, Pool #4222	6.00		8/20/38	26
3	Government National Mortgage Association, Pool #582199	6.50		1/15/32	3
350	Government National Mortgage Association, 30 YR TBA	3.00		4/20/48	343
300	Government National Mortgage Association, 30 YR TBA	3.50		4/20/48	303
50	Government National Mortgage Association, 30 YR TBA	3.50		5/20/48	50
25	Government National Mortgage Association, 30 YR TBA	4.00		5/15/47	26
125	Government National Mortgage Association, 30 YR TBA	4.00		4/20/48	128
50	Government National Mortgage Association, 30 YR TBA	4.50		4/20/48	52

	Total U.S. Government Agency Mortgages				15,843

	U.S. Government Agency Securities — 1.46%
25	Fannie Mae	1.00		8/28/19	25
25	Fannie Mae, Callable 6/9/18 @ 100.00	1.13		9/9/19	25
25	Fannie Mae	1.13		7/26/19	25
65	Fannie Mae	1.25		5/6/21	63
60	Fannie Mae	1.50		6/22/20	59
50	Fannie Mae, Callable 4/27/18 @ 100.00	1.70		1/27/20	49
30	Fannie Mae	2.13		4/24/26	28
25	Fannie Mae	2.38	(b)(c)	10/9/19	24
10	Fannie Mae	5.63		7/15/37	14
50	Fannie Mae	6.25		5/15/29	65
20	Fannie Mae	6.63		11/15/30	27
25	Federal Home Loan Bank	1.13		7/14/21	24
50	Federal Home Loan Bank	1.13		6/21/19	49
25	Federal Home Loan Bank	1.38		9/28/20	24
60	Federal Home Loan Bank	1.38		11/15/19	59
25	Federal Home Loan Bank	2.13		3/10/23	24

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities (continued)
$20	Federal Home Loan Bank	4.13	3/13/20	$21
15	Federal Home Loan Bank	5.63	6/11/21	16
80	Freddie Mac	1.25	10/2/19	78
25	Freddie Mac	1.38	5/1/20	25
20	Freddie Mac	1.40	8/22/19	20
25	Freddie Mac	1.50	1/17/20	25
25	Freddie Mac	1.75	5/30/19	25
50	Freddie Mac	1.88	11/17/20	49
40	Freddie Mac	2.38	1/13/22	40
15	Freddie Mac	6.25	7/15/32	20
25	Freddie Mac	6.75	9/15/29	34
10	Freddie Mac	6.75	3/15/31	14
5	Tennessee Valley Authority	3.50	12/15/42	5
30	Tennessee Valley Authority	5.88	4/1/36	41
20	Tennessee Valley Authority, Series E	6.75	11/1/25	25

	Total U.S. Government Agency Securities			1,022

	Corporate Bonds — 33.61%
160	Abbott Laboratories (Health Care Equipment & Supplies), Callable 9/30/23 @ 100.00	3.40	11/30/23	159
185	Abbott Laboratories (Health Care Equipment & Supplies), Callable 8/30/26 @ 100.00	3.75	11/30/26	184
20	AbbVie, Inc. (Biotechnology)	4.40	11/6/42	20
175	AbbVie, Inc. (Biotechnology), Callable 11/14/34 @ 100.00	4.50	5/14/35	179
60	Alabama Power Co., Series B (Electric Utilities), Callable 6/1/47 @ 100.00	3.70	12/1/47	57
25	Alabama Power Co. (Electric Utilities), Callable 2/15/44 @ 100.00	4.15	8/15/44	26
310	American Express Co. (Consumer Finance), Callable 7/1/22 @ 100.00	2.50	8/1/22	299
65	American Express Credit, MTN (Consumer Finance), Callable 1/31/22 @ 100.00	2.70	3/3/22	64
385	Ameriprise Financial, Inc. (Capital Markets)	3.70	10/15/24	389
150	Amgen, Inc. (Biotechnology), Callable 4/11/22 @ 100.00	2.65	5/11/22	146
230	Amgen, Inc. (Biotechnology), Callable 2/1/25 @ 100.00	3.13	5/1/25	222
100	Amgen, Inc. (Biotechnology), Callable 8/15/21 @ 100.00	3.88	11/15/21	102
100	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2.95	1/12/21	100
20	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment), Callable 9/5/26 @ 100.00	3.50	12/5/26	19
200	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment), Callable 9/15/25 @ 100.00	3.90	12/15/25	202
41	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment), Callable 6/15/45 @ 100.00	5.30	12/15/45	46
625	Anheuser-Busch InBev Finance, Inc. (Beverages), Callable 11/1/25 @ 100.00	3.65	2/1/26	620
165	Anheuser-Busch InBev Finance, Inc. (Beverages), Callable 8/1/45 @ 100.00	4.90	2/1/46	178
240	Anthem, Inc. (Health Care Providers & Services)	3.13	5/15/22	237
50	Anthem, Inc. (Health Care Providers & Services), Callable 9/1/27 @ 100.00	3.65	12/1/27	48
145	Anthem, Inc. (Health Care Providers & Services), Callable 5/15/21 @ 100.00	3.70	8/15/21	147
20	Anthem, Inc. (Health Care Providers & Services)	4.63	5/15/42	20
90	Archer-Daniels-Midland Co. (Food Products)	4.02	4/16/43	89
50	AT&T, Inc. (Diversified Telecommunication Services)	2.85	2/14/23	50
130	AT&T, Inc. (Diversified Telecommunication Services), Callable 5/14/27 @ 100.00	3.90	8/14/27	131
215	AT&T, Inc. (Diversified Telecommunication Services), Callable 1/1/24 @ 100.00	4.45	4/1/24	222
205	AT&T, Inc. (Diversified Telecommunication Services)	5.35	9/1/40	215
90	AT&T, Inc. (Diversified Telecommunication Services)	5.55	8/15/41	97
40	Atmos Energy Corp. (Gas Utilities), Callable 4/15/44 @ 100.00	4.13	10/15/44	41
1,015	Bank of America Corp., MTN (Banks)	3.88	8/1/25	1,023
110	Bank One Corp. (Banks)	8.00	4/29/27	142
20	Berkshire Hathaway, Inc. (Diversified Financial Services), Callable 8/1/44 @ 100.00	4.50	2/1/45	21
50	Bunge Limited Finance Corp. (Food Products), Callable 8/25/22 @ 100.00	3.00	9/25/22	48

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$145	Bunge Limited Finance Corp. (Food Products), Callable 5/15/26 @ 100.00	3.25	8/15/26	$136
100	Bunge Limited Finance Corp. (Food Products)	8.50	6/15/19	106
75	Capital One Financial Corp. (Consumer Finance)	3.50	6/15/23	74
120	Capital One Financial Corp. (Consumer Finance)	4.75	7/15/21	125
90	Chubb INA Holdings, Inc. (Insurance)	3.15	3/15/25	88
80	Cisco Systems, Inc. (Communications Equipment)	5.50	1/15/40	100
380	Citigroup, Inc. (Banks), Callable 11/8/21 @ 100.00	2.90	12/8/21	374
390	Citigroup, Inc. (Banks)	3.40	5/1/26	376
210	Citigroup, Inc. (Banks)	4.50	1/14/22	218
10	Comcast Corp. (Media), Callable 9/1/37 @ 100.00	3.90	3/1/38	10
245	Comcast Corp. (Media)	4.75	3/1/44	257
160	ConocoPhillips (Oil, Gas & Consumable Fuels)	6.50	2/1/39	210
20	Consolidated Edison Company of New York, Inc., Series 08-B (Multi-Utilities)	6.75	4/1/38	27
180	Constellation Brands, Inc. (Beverages)	4.75	11/15/24	189
70	Constellation Brands, Inc. (Beverages)	4.75	12/1/25	74
190	CSX Corp. (Road & Rail)	6.22	4/30/40	237
340	CVS Health Corp. (Food & Staples Retailing), Callable 9/1/22 @ 100.00	2.75	12/1/22	327
170	CVS Health Corp. (Food & Staples Retailing), Callable 12/25/27 @ 100.00	4.30	3/25/28	171
145	Delphi Corp. (Auto Components), Callable 12/15/23 @ 100.00	4.15	3/15/24	149
150	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 4/15/21 @ 100.00	4.00	7/15/21	153
188	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00	5.60	7/15/41	211
60	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 9/15/25 @ 100.00	5.85	12/15/25	68
190	Digital Realty Trust LP (Equity Real Estate Investment Trusts), Callable 1/1/23 @ 100.00	2.75	2/1/23	182
225	Dominion Gas Holdings LLC (Multi-Utilities), Callable 9/15/24 @ 100.00	3.60	12/15/24	225
350	Dominion Resources, Inc. (Multi-Utilities)	5.20	8/15/19	361
20	Dow Chemical Co. (The) (Chemicals), Callable 4/1/34 @ 100.00	4.25	10/1/34	20
15	Dow Chemical Co. (The) (Chemicals), Callable 5/15/41 @ 100.00	5.25	11/15/41	17
35	Duke Energy Carolinas LLC (Electric Utilities), Callable 6/15/41 @ 100.00	4.25	12/15/41	36
125	Duke Energy Corp. (Electric Utilities), Callable 6/1/26 @ 100.00	2.65	9/1/26	114
100	Duke Energy Corp. (Electric Utilities), Callable 1/15/24 @ 100.00	3.75	4/15/24	100
55	Duke Energy Progress LLC (Electric Utilities), Callable 2/15/45 @ 100.00	4.20	8/15/45	57
85	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 11/15/24 @ 100.00	3.75	2/15/25	85
284	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85	3/15/44	296
100	FedEx Corp. (Air Freight & Logistics)	4.90	1/15/34	108
190	Fiserv, Inc. (IT Services), Callable 3/1/25 @ 100.00	3.85	6/1/25	192
60	Gilead Sciences, Inc. (Biotechnology), Callable 12/1/25 @ 100.00	3.65	3/1/26	60
91	Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00	4.50	2/1/45	94
50	GlaxoSmithKline PLC (Pharmaceuticals)	6.38	5/15/38	66
440	Goldman Sachs Group, Inc. (Capital Markets), Callable 10/23/24 @ 100.00	3.50	1/23/25	431
555	Goldman Sachs Group, Inc. (Capital Markets)	5.25	7/27/21	588
90	International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00	6.00	11/15/41	103
45	Interpublic Group of Companies, Inc. (Media)	4.00	3/15/22	46
250	Interpublic Group of Companies, Inc. (Media)	4.20	4/15/24	255
550	JPMorgan Chase & Co. (Banks), Callable 10/23/24 @ 100.00	3.13	1/23/25	530
50	JPMorgan Chase & Co. (Banks)	3.63	5/13/24	50
15	JPMorgan Chase & Co. (Banks)	4.35	8/15/21	16
150	JPMorgan Chase & Co. (Banks)	4.50	1/24/22	156
60	Lincoln National Corp. (Insurance)	4.85	6/24/21	63
75	Lincoln National Corp. (Insurance)	7.00	6/15/40	99
135	Lockheed Martin Corp. (Aerospace & Defense), Callable 11/15/35 @ 100.00	4.50	5/15/36	143

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Corporate Bonds (continued)
$85	LYB International Finance BV (Chemicals), Callable 9/15/43 @ 100.00	4.88		3/15/44	$88
45	Martin Marietta Materials, Inc. (Construction Materials), Callable 3/1/27 @ 100.00	3.45		6/1/27	43
115	Martin Marietta Materials, Inc. (Construction Materials), Callable 4/2/24 @ 100.00	4.25		7/2/24	118
25	Medtronic, Inc. (Health Care Equipment & Supplies), Callable 9/15/43 @ 100.00	4.63		3/15/44	27
35	Medtronic, Inc. (Health Care Equipment & Supplies)	4.63		3/15/45	38
40	MetLife, Inc. (Insurance)	3.00		3/1/25	38
95	MetLife, Inc. (Insurance)	6.50		12/15/32	121
385	Microsoft Corp. (Software), Callable 8/6/56 @ 100.00	4.50		2/6/57	421
420	MidAmerican Energy Holdings Co. (Electric Utilities)	6.13		4/1/36	536
465	National Rural Utilities Cooperative Finance Corp. (Diversified Financial Services), Callable 12/7/23 @ 100.00	2.95		2/7/24	455
290	Nucor Corp. (Metals & Mining), Callable 6/15/22 @ 100.00	4.13		9/15/22	302
100	Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00	5.20		8/1/43	115
160	NVIDIA Corp. (Semiconductors & Semiconductor Equipment), Callable 6/16/26 @ 100.00	3.20		9/16/26	154
25	Oracle Corp. (Software), Callable 11/15/44 @ 100.00	4.13		5/15/45	25
50	Oracle Corp. (Software)	5.38		7/15/40	60
175	Oracle Corp. (Software)	6.50		4/15/38	233
95	Philip Morris International, Inc. (Tobacco)	4.50		3/20/42	98
250	PNC Bank NA (Banks), Callable 10/6/20 @ 100.00	2.45		11/5/20	246
70	PNC Financial Services Group, Inc. (Banks)	2.85	(d)	11/9/22	69
65	Procter & Gamble Co. (The) (Household Products)	9.36		1/1/21	71
150	Progress Energy, Inc. (Electric Utilities)	6.00		12/1/39	185
15	Prudential Financial, Inc. (Insurance)	6.63		6/21/40	20
30	Public Service Electric & Gas Co. (Multi-Utilities), Callable 3/1/42 @ 100.00	3.65		9/1/42	29
25	Reed Elsevier N.V. (Professional Services), Callable 7/15/22 @ 100.00	3.13		10/15/22	25
185	Reed Elsevier N.V. (Professional Services)	8.63		1/15/19	193
45	RELX Capital, Inc. (Professional Services), Callable 2/16/23 @ 100.00	3.50		3/16/23	45
105	Rockwell Collins, Inc. (Aerospace & Defense), Callable 12/15/26 @ 100.00	3.50		3/15/27	101
35	Roper Industries, Inc. (Industrial Conglomerates), Callable 8/15/22 @ 100.00	3.13		11/15/22	35
190	Roper Technologies, Inc. (Industrial Conglomerates), Callable 9/15/25 @ 100.00	3.85		12/15/25	191
25	Ryder System, Inc., MTN (Road & Rail), Callable 8/1/21 @ 100.00	2.25		9/1/21	24
115	Ryder System, Inc. (Road & Rail), Callable 2/1/22 @ 100.00	2.80		3/1/22	113
90	Southern California Gas Co. (Gas Utilities), Callable 6/15/24 @ 100.00	3.15		9/15/24	90
60	Southwest Airlines Co. (Airlines), Callable 8/15/26 @ 100.00	3.00		11/15/26	56
187	Southwest Airlines Co. 2007-1 Trust (Airlines)	6.15		8/1/22	201
255	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 10/15/22 @ 100.00	3.45		1/15/23	248
135	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00	4.95		1/15/43	122
260	SunTrust Banks, Inc. (Banks), Callable 2/3/21 @ 100.00	2.90		3/3/21	258
240	TC Pipelines LP (Oil, Gas & Consumable Fuels), Callable 12/13/24 @ 100.00	4.38		3/13/25	242
170	The Dow Chemical Co. (Chemicals)	8.55		5/15/19	180
90	The Home Depot, Inc. (Specialty Retail)	5.88		12/16/36	116
215	The Sherwin-Williams Co. (Chemicals), Callable 4/1/24 @ 100.00	3.13		6/1/24	208
170	The Travelers Companies, Inc. (Insurance)	6.25		6/15/37	218
175	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services), Callable 2/15/23 @ 100.00	3.00		4/15/23	171
140	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services), Callable 11/1/23 @ 100.00	4.15		2/1/24	144
105	Toyota Motor Credit Corp., MTN (Consumer Finance)	3.30		1/12/22	106
115	Twenty-First Century Fox, Inc. (Media), Callable 3/15/44 @ 100.00	4.75		9/15/44	124
170	Twenty-First Century Fox, Inc. (Media)	6.20		12/15/34	211
100	United Parcel Service, Inc. (Air Freight & Logistics)	6.20		1/15/38	129
50	United Technologies Corp. (Aerospace & Defense)	4.50		6/1/42	51
100	UnitedHealth Group, Inc. (Health Care Providers & Services)	6.88		2/15/38	137
110	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	6.63		6/15/37	139

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$40	Ventas Realty LP (Equity Real Estate Investment Trusts), Callable 5/15/22 @ 100.00	3.25	8/15/22	$40
175	Ventas Realty LP (Equity Real Estate Investment Trusts), Callable 11/1/24 @ 100.00	3.50	2/1/25	170
170	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.01	8/21/54	169
540	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.15	9/15/23	582
80	Virginia Electric & Power Co. (Electric Utilities), Callable 2/15/43 @ 100.00	4.65	8/15/43	87
75	Waste Management, Inc. (Commercial Services & Supplies), Callable 12/1/24 @ 100.00	3.13	3/1/25	73
430	Wells Fargo & Co. (Banks)	3.00	2/19/25	409
150	Wells Fargo & Co. (Banks)	3.30	9/9/24	146
335	Wells Fargo & Co., MTN (Banks)	4.60	4/1/21	348
250	WestRock Co. (Containers & Packaging)	4.90	3/1/22	263
55	Westvaco Corp. (Containers & Packaging)	8.20	1/15/30	74
100	XTO Energy, Inc. (Oil, Gas & Consumable Fuels)	6.75	8/1/37	138

	Total Corporate Bonds			23,585

	U.S. Treasury Obligations — 33.40%
112	U.S. Treasury Bond	2.25	8/15/46	96
160	U.S. Treasury Bond	2.50	2/15/46	145
135	U.S. Treasury Bond	2.50	5/15/46	122
74	U.S. Treasury Bond	2.75	11/15/42	71
185	U.S. Treasury Bond	2.75	8/15/47	176
170	U.S. Treasury Bond	2.75	11/15/47	162
63	U.S. Treasury Bond	2.75	8/15/42	61
140	U.S. Treasury Bond	2.88	5/15/43	138
115	U.S. Treasury Bond	2.88	11/15/46	113
120	U.S. Treasury Bond	2.88	8/15/45	118
160	U.S. Treasury Bond	3.00	2/15/47	161
50	U.S. Treasury Bond	3.00	2/15/48	50
160	U.S. Treasury Bond	3.00	5/15/45	161
120	U.S. Treasury Bond	3.00	11/15/44	121
175	U.S. Treasury Bond	3.00	11/15/45	176
44	U.S. Treasury Bond	3.00	5/15/42	44
100	U.S. Treasury Bond	3.00	5/15/47	100
90	U.S. Treasury Bond	3.13	2/15/43	93
130	U.S. Treasury Bond	3.13	8/15/44	134
75	U.S. Treasury Bond	3.13	11/15/41	77
67	U.S. Treasury Bond	3.13	2/15/42	69
115	U.S. Treasury Bond	3.38	5/15/44	123
50	U.S. Treasury Bond	3.50	2/15/39	55
75	U.S. Treasury Bond	3.63	8/15/43	84
135	U.S. Treasury Bond	3.63	2/15/44	151
120	U.S. Treasury Bond	3.75	11/15/43	137
53	U.S. Treasury Bond	3.75	8/15/41	60
55	U.S. Treasury Bond	3.88	8/15/40	64
29	U.S. Treasury Bond	4.25	5/15/39	35
40	U.S. Treasury Bond	4.25	11/15/40	49
55	U.S. Treasury Bond	4.38	2/15/38	68
35	U.S. Treasury Bond	4.38	5/15/41	43
85	U.S. Treasury Bond	4.38	11/15/39	105
60	U.S. Treasury Bond	4.38	5/15/40	74
20	U.S. Treasury Bond	4.50	5/15/38	25
25	U.S. Treasury Bond	4.50	8/15/39	31
10	U.S. Treasury Bond	4.50	2/15/36	12
70	U.S. Treasury Bond	4.63	2/15/40	89
70	U.S. Treasury Bond	4.75	2/15/41	91
40	U.S. Treasury Bond	5.00	5/15/37	53
30	U.S. Treasury Bond	5.25	11/15/28	37
10	U.S. Treasury Bond	5.25	2/15/29	12
55	U.S. Treasury Bond	5.38	2/15/31	70
25	U.S. Treasury Bond	6.00	2/15/26	31
35	U.S. Treasury Bond	6.13	11/15/27	45

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$25	U.S. Treasury Bond	6.13	8/15/29	$33
35	U.S. Treasury Bond	6.25	5/15/30	47
50	U.S. Treasury Bond	6.38	8/15/27	65
15	U.S. Treasury Bond	6.50	11/15/26	19
17	U.S. Treasury Bond	7.50	11/15/24	22
15	U.S. Treasury Bond	7.63	2/15/25	20
40	U.S. Treasury Bond	8.00	11/15/21	48
65	U.S. Treasury Note	0.75	7/15/19	64
95	U.S. Treasury Note	0.75	8/15/19	93
45	U.S. Treasury Note	0.88	7/31/19	44
45	U.S. Treasury Note	0.88	9/15/19	44
110	U.S. Treasury Note	0.88	5/15/19	108
100	U.S. Treasury Note	0.88	4/15/19	99
100	U.S. Treasury Note	1.00	11/30/19	98
70	U.S. Treasury Note	1.00	10/15/19	69
35	U.S. Treasury Note	1.00	6/30/19	34
95	U.S. Treasury Note	1.00	9/30/19	93
67	U.S. Treasury Note	1.00	8/31/19	66
70	U.S. Treasury Note	1.00	11/15/19	69
100	U.S. Treasury Note	1.13	6/30/21	96
80	U.S. Treasury Note	1.13	9/30/21	76
60	U.S. Treasury Note	1.13	5/31/19	59
65	U.S. Treasury Note	1.13	12/31/19	64
120	U.S. Treasury Note	1.13	2/28/21	116
65	U.S. Treasury Note	1.13	4/30/20	63
100	U.S. Treasury Note	1.13	8/31/21	96
70	U.S. Treasury Note	1.13	3/31/20	68
150	U.S. Treasury Note	1.13	7/31/21	144
50	U.S. Treasury Note	1.25	10/31/19	49
105	U.S. Treasury Note	1.25	6/30/19	104
100	U.S. Treasury Note	1.25	3/31/21	97
105	U.S. Treasury Note	1.25	5/31/19	104
90	U.S. Treasury Note	1.25	4/30/19	89
105	U.S. Treasury Note	1.25	8/31/19	104
25	U.S. Treasury Note	1.25	7/31/23	23
140	U.S. Treasury Note	1.25	10/31/21	134
55	U.S. Treasury Note	1.25	2/29/20	54
155	U.S. Treasury Note	1.25	1/31/20	152
115	U.S. Treasury Note	1.38	3/31/20	113
50	U.S. Treasury Note	1.38	2/15/20	49
25	U.S. Treasury Note	1.38	6/30/23	24
75	U.S. Treasury Note	1.38	1/15/20	74
50	U.S. Treasury Note	1.38	5/31/20	49
105	U.S. Treasury Note	1.38	7/31/19	104
120	U.S. Treasury Note	1.38	2/29/20	118
110	U.S. Treasury Note	1.38	4/30/20	108
110	U.S. Treasury Note	1.38	8/31/23	103
105	U.S. Treasury Note	1.38	8/31/20	103
105	U.S. Treasury Note	1.38	9/30/19	104
100	U.S. Treasury Note	1.38	9/15/20	98
100	U.S. Treasury Note	1.38	4/30/21	97
105	U.S. Treasury Note	1.38	10/31/20	102
105	U.S. Treasury Note	1.38	9/30/20	102
100	U.S. Treasury Note	1.38	5/31/21	97
70	U.S. Treasury Note	1.38	1/31/20	69
75	U.S. Treasury Note	1.38	12/15/19	74
80	U.S. Treasury Note	1.38	9/30/23	75
105	U.S. Treasury Note	1.38	1/31/21	102
80	U.S. Treasury Note	1.50	1/31/22	77
130	U.S. Treasury Note	1.50	5/31/19	129
104	U.S. Treasury Note	1.50	3/31/23	99
105	U.S. Treasury Note	1.50	11/30/19	104
195	U.S. Treasury Note	1.50	10/31/19	193
155	U.S. Treasury Note	1.50	2/28/23	147
50	U.S. Treasury Note	1.50	8/15/20	49
100	U.S. Treasury Note	1.50	7/15/20	98

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$185	U.S. Treasury Note	1.50	8/15/26	$168
100	U.S. Treasury Note	1.50	4/15/20	98
105	U.S. Treasury Note	1.50	5/31/20	103
100	U.S. Treasury Note	1.50	5/15/20	98
110	U.S. Treasury Note	1.50	6/15/20	108
80	U.S. Treasury Note	1.63	5/31/23	76
105	U.S. Treasury Note	1.63	8/31/19	104
185	U.S. Treasury Note	1.63	5/15/26	170
65	U.S. Treasury Note	1.63	8/15/22	63
50	U.S. Treasury Note	1.63	7/31/19	50
100	U.S. Treasury Note	1.63	3/15/20	99
130	U.S. Treasury Note	1.63	6/30/19	129
255	U.S. Treasury Note	1.63	2/15/26	234
90	U.S. Treasury Note	1.63	4/30/19	89
100	U.S. Treasury Note	1.63	11/30/20	98
110	U.S. Treasury Note	1.63	7/31/20	108
102	U.S. Treasury Note	1.63	11/15/22	98
100	U.S. Treasury Note	1.63	6/30/20	98
135	U.S. Treasury Note	1.63	8/31/22	130
80	U.S. Treasury Note	1.63	10/15/20	79
80	U.S. Treasury Note	1.63	4/30/23	76
100	U.S. Treasury Note	1.63	10/31/23	95
110	U.S. Treasury Note	1.63	12/31/19	109
105	U.S. Treasury Note	1.75	11/30/19	104
95	U.S. Treasury Note	1.75	10/31/20	94
130	U.S. Treasury Note	1.75	11/30/21	127
105	U.S. Treasury Note	1.75	12/31/20	103
100	U.S. Treasury Note	1.75	11/15/20	98
110	U.S. Treasury Note	1.75	9/30/22	106
90	U.S. Treasury Note	1.75	5/15/22	87
80	U.S. Treasury Note	1.75	1/31/23	77
105	U.S. Treasury Note	1.75	9/30/19	104
164	U.S. Treasury Note	1.75	5/15/23	157
140	U.S. Treasury Note	1.75	5/31/22	136
85	U.S. Treasury Note	1.75	3/31/22	83
115	U.S. Treasury Note	1.75	4/30/22	112
85	U.S. Treasury Note	1.75	2/28/22	83
140	U.S. Treasury Note	1.75	6/30/22	136
85	U.S. Treasury Note	1.88	5/31/22	83
125	U.S. Treasury Note	1.88	10/31/22	121
90	U.S. Treasury Note	1.88	9/30/22	87
40	U.S. Treasury Note	1.88	7/31/22	39
105	U.S. Treasury Note	1.88	1/31/22	103
100	U.S. Treasury Note	1.88	8/31/24	95
125	U.S. Treasury Note	1.88	4/30/22	122
75	U.S. Treasury Note	1.88	12/31/19	74
105	U.S. Treasury Note	1.88	6/30/20	104
145	U.S. Treasury Note	1.88	2/28/22	142
100	U.S. Treasury Note	1.88	3/31/22	98
110	U.S. Treasury Note	1.88	11/30/21	108
85	U.S. Treasury Note	1.88	8/31/22	83
70	U.S. Treasury Note	1.88	12/15/20	69
100	U.S. Treasury Note	2.00	2/15/22	98
195	U.S. Treasury Note	2.00	2/15/25	186
200	U.S. Treasury Note	2.00	11/30/22	195
70	U.S. Treasury Note	2.00	4/30/24	67
70	U.S. Treasury Note	2.00	10/31/21	69
80	U.S. Treasury Note	2.00	8/31/21	79
185	U.S. Treasury Note	2.00	11/15/26	174
145	U.S. Treasury Note	2.00	11/15/21	143
110	U.S. Treasury Note	2.00	12/31/21	108
100	U.S. Treasury Note	2.00	10/31/22	98
170	U.S. Treasury Note	2.00	2/15/23	166
195	U.S. Treasury Note	2.00	8/15/25	186
135	U.S. Treasury Note	2.00	5/31/24	130
100	U.S. Treasury Note	2.00	5/31/21	99

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$60	U.S. Treasury Note	2.00	11/30/20	$59
80	U.S. Treasury Note	2.00	1/31/20	80
10	U.S. Treasury Note	2.00	1/15/21	10
100	U.S. Treasury Note	2.00	2/28/21	99
65	U.S. Treasury Note	2.00	9/30/20	64
95	U.S. Treasury Note	2.00	7/31/22	93
50	U.S. Treasury Note	2.00	7/31/20	50
165	U.S. Treasury Note	2.00	6/30/24	159
70	U.S. Treasury Note	2.13	6/30/21	69
90	U.S. Treasury Note	2.13	6/30/22	89
120	U.S. Treasury Note	2.13	8/15/21	119
115	U.S. Treasury Note	2.13	11/30/24	111
195	U.S. Treasury Note	2.13	5/15/25	188
65	U.S. Treasury Note	2.13	9/30/21	64
105	U.S. Treasury Note	2.13	12/31/21	104
90	U.S. Treasury Note	2.13	11/30/23	88
115	U.S. Treasury Note	2.13	2/29/24	112
210	U.S. Treasury Note	2.13	12/31/22	206
85	U.S. Treasury Note	2.13	3/31/24	83
80	U.S. Treasury Note	2.13	8/31/20	80
115	U.S. Treasury Note	2.13	7/31/24	111
115	U.S. Treasury Note	2.13	9/30/24	111
135	U.S. Treasury Note	2.13	1/31/21	134
225	U.S. Treasury Note	2.25	2/15/27	215
90	U.S. Treasury Note	2.25	1/31/24	88
115	U.S. Treasury Note	2.25	10/31/24	112
80	U.S. Treasury Note	2.25	4/30/21	80
215	U.S. Treasury Note	2.25	11/15/24	209
140	U.S. Treasury Note	2.25	7/31/21	139
175	U.S. Treasury Note	2.25	11/15/27	168
80	U.S. Treasury Note	2.25	3/31/21	80
80	U.S. Treasury Note	2.25	12/31/24	78
195	U.S. Treasury Note	2.25	11/15/25	189
80	U.S. Treasury Note	2.25	12/31/23	78
90	U.S. Treasury Note	2.25	2/29/20	90
85	U.S. Treasury Note	2.25	2/15/21	85
10	U.S. Treasury Note	2.25	3/31/20	10
185	U.S. Treasury Note	2.25	8/15/27	177
240	U.S. Treasury Note	2.38	8/15/24	235
175	U.S. Treasury Note	2.38	5/15/27	170
10	U.S. Treasury Note	2.38	3/15/21	10
110	U.S. Treasury Note	2.38	1/31/23	109
125	U.S. Treasury Note	2.38	12/31/20	125
50	U.S. Treasury Note	2.50	3/31/23	50
90	U.S. Treasury Note	2.50	1/31/25	89
127	U.S. Treasury Note	2.50	8/15/23	126
205	U.S. Treasury Note	2.50	5/15/24	203
160	U.S. Treasury Note	2.63	8/15/20	161
200	U.S. Treasury Note	2.63	11/15/20	201
100	U.S. Treasury Note	2.63	3/31/25	100
110	U.S. Treasury Note	2.63	2/28/23	110
100	U.S. Treasury Note	2.75	2/15/24	101
85	U.S. Treasury Note	2.75	2/15/28	85
170	U.S. Treasury Note	2.75	11/15/23	171
90	U.S. Treasury Note	2.75	2/28/25	90
50	U.S. Treasury Note	3.13	5/15/21	51
100	U.S. Treasury Note	3.13	5/15/19	101
50	U.S. Treasury Note	3.38	11/15/19	51
100	U.S. Treasury Note	3.50	5/15/20	102
100	U.S. Treasury Note	3.63	2/15/21	103
80	U.S. Treasury Note	3.63	8/15/19	81
100	U.S. Treasury Note	3.63	2/15/20	102

	Total U.S. Treasury Obligations			23,441

	Yankee Dollars — 5.22%
85	America Movil SAB de CV (Wireless Telecommunication Services)	6.13	11/15/37	101

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Yankee Dollars (continued)
$25	Bank of Nova Scotia (Banks)	1.85		4/14/20	$25
200	Barclays PLC (Banks)	3.20		8/10/21	198
45	BHP Billiton Ltd. (Metals & Mining)	5.00		9/30/43	52
255	BP Capital Markets PLC (Oil, Gas & Consumable Fuels)	3.54		11/4/24	256
129	British Telecommunications PLC (Diversified Telecommunication Services)	9.13		12/15/30	188
205	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 12/15/22 @ 100.00	2.95		1/15/23	199
90	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 8/15/21 @ 100.00	3.45		11/15/21	91
50	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 3/1/27 @ 100.00	3.85		6/1/27	49
270	Canadian Pacific Railway Co. (Road & Rail), Callable 12/15/22 @ 100.00	4.45		3/15/23	283
90	Deutsche Telekom International Finance BV (Diversified Financial Services)	8.75	(d)	6/15/30	127
90	HSBC Holdings PLC (Banks)	4.00		3/30/22	92
120	HSBC Holdings PLC (Banks)	6.80		6/1/38	154
105	Iberdrola International BV (Electric Utilities)	5.81		3/15/25	118
145	Iberdrola International BV (Electric Utilities)	6.75		7/15/36	185
50	LyondellBasell Industries N.V. (Chemicals)	4.00		7/15/23	51
35	LyondellBasell Industries N.V. (Chemicals), Callable 8/26/54 @ 100.00	4.63		2/26/55	34
110	Orange SA (Diversified Telecommunication Services)	9.00		3/1/31	161
25	Royal Bank of Canada (Banks)	2.20		9/23/19	24
260	Shell International Finance BV (Oil, Gas & Consumable Fuels)	6.38		12/15/38	345
40	Statoil ASA (Oil, Gas & Consumable Fuels)	3.25		11/10/24	40
100	Statoil ASA (Oil, Gas & Consumable Fuels)	5.10		8/17/40	117
180	Statoil ASA (Oil, Gas & Consumable Fuels)	7.75		6/15/23	217
10	Telefonica Emisiones SAU (Diversified Telecommunication Services)	5.13		4/27/20	10
90	Telefonica Emisiones SAU (Diversified Telecommunication Services)	7.05		6/20/36	114
135	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	2.50		8/1/22	131
140	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.10		6/1/40	172
20	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.20		10/15/37	25
90	Vodafone Group PLC (Wireless Telecommunication Services)	6.15		2/27/37	104

	Total Yankee Dollars				3,663

	Time Deposit — 0.04%
25	State Street Liquidity Management Control System Eurodollar Time Deposit	0.46		4/2/18	25

	Total Time Deposit				25

Shares
	Mutual Funds — 4.66%
396,576	SSgA U.S. Government Money Market Fund, Premier Class	1.50	(e)		397
2,872,236	State Street Institutional Treasury Plus Money Market Fund, Trust Class	1.50	(e)		2,872

	Total Mutual Funds				3,269

	Total Investments Before TBA Sale Commitments (cost $73,161) — 102.98%				72,262

Principal Amount (000)
	TBA Sale Commitments (f) — (0.25)%
$(40)	Fannie Mae, 15 YR TBA	4.50		4/25/33	(40)
(25)	Fannie Mae, 30 YR TBA	5.00		4/25/48	(27)
(100)	Freddie Mac, Gold 30 YR TBA	5.50		4/15/48	(108)

	Total TBA Sale Commitments				(175)

	Liabilities in excess of other assets — (2.73)%				(1,914)

	Net Assets — 100.00%				$70,173

(a)	Variable Rate Security. The rate reflected is the rate in effect on March 31, 2018.

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (concluded) — March 31, 2018 (Unaudited)

(b)	Zero Coupon Security. Effective rate shown is as of March 31, 2018.

(c)	Rate disclosed represents effective yield at purchase.

(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at March 31, 2018.

(e)	The rate disclosed is the rate in effect on March 31, 2018.

(f)

Represents a “to be announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in the Notes to Portfolios of Investments.)

MTN — Medium Term Note

TBA — To Be Announced purchase or sale commitment. Security is subject to delayed delivery

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Core Fixed Income Portfolio	Agincourt Capital Management, LLC	Mellon Capital Management Corporation*	HC Capital Solutions	Total
Asset Backed Securities	—	0.51%	—	0.51%
Collateralized Mortgage Obligations	—	1.50%	—	1.50%
U.S. Government Agency Mortgages	—	22.58%	—	22.58%
U.S. Government Agency Securities	—	1.46%	—	1.46%
Corporate Bonds	33.61%	—	—	33.61%
U.S. Treasury Obligations	—	33.40%	—	33.40%
Yankee Dollars	5.15%	0.07%	—	5.22%
Time Deposit	—	0.04%	—	0.04%
Mutual Funds	0.56%	3.36%	0.74%	4.66%
TBA Sale Commitments	—	-0.25%	—	-0.25%
Other Assets (Liabilities)	0.49%	-3.04%	-0.18%	-2.73%

Total Net Assets	39.81%	59.63%	0.56%	100.00%

*	Part of BNY Mellon Asset Management North America Corporation

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Collateralized Mortgage Obligations — 18.47%
$2,070	BAMLL Commercial Mortgage Securities Trust, Series 2014-FL1, Class E (a)	3.57 (LIBOR01M + 550.00 bps)	(b)	12/15/31	$1,987
5,687	Bank of America Merrill Lynch Large, Series 2016-GG10, Class AJA (a)	5.83	(c)	8/10/45	4,248
3,000	BX Trust, Series 2017-IMC, Class G (a)	7.28 (LIBOR01M + 550.00 bps)	(b)	10/15/32	3,013
4,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class E (a)	3.00		2/10/48	2,333
1,500	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class E (a)	3.21	(c)	7/10/47	978
1,300	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class F (a)	4.15	(c)	4/10/48	784
2,700	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class E (a)	4.15	(c)	4/10/48	1,678
6,000	Commercial Mortgage Trust, Series 2014-CR21, Class F (a)	3.00		12/10/47	3,856
3,409	Commercial Mortgage Trust, Series 2015-CR24, Class E (a)	3.13	(c)	8/10/48	2,083
5,500	Commercial Mortgage Trust, Series 2015-LC21, Class E (a)	3.25		7/10/48	3,282
1,100	Commercial Mortgage Trust, Series 2014-LC17, Class D (a)	3.69		10/10/47	812
2,900	Commercial Mortgage Trust, Series 2013-CR7, Class G (a)	4.29	(c)	3/10/46	1,012
4,000	Commercial Mortgage Trust, Series 2015-CR25, Class E (a)	4.55	(c)	8/10/48	2,670
1,800	Commercial Mortgage Trust, Series 2015-CR25, Class F (a)	4.55	(c)	8/10/48	880
420	Commercial Mortgage Trust, Series 2013-CR12, Class E (a)	5.08	(c)	10/10/46	324
1,408	Connecticut Avenue Securities, Series 2016-C03, Class 1B, Callable 4/25/26 @ 100.00 (a)	13.62 (US0001M + 1175.00 bps)	(b)	10/25/28	2,058
6,329	Connecticut Avenue Securities, Series 2016-C02, Class 1B, Callable 3/25/26 @ 100.00 (a)	14.12 (US0001M + 1225.00 bps)	(b)	9/25/28	9,477
1,712	Credit Suisse Mortgage Trust, Series 2017-RPL1, Class B2, Callable 8/25/48 @ 100.00 (a)	3.10	(c)	7/25/57	906
1,492	Credit Suisse Mortgage Trust, Series 2017-RPL1, Class B1, Callable 8/25/48 @ 100.00 (a)	3.10	(c)	7/25/57	1,057
1,667	Credit Suisse Mortgage Trust, Series 2017-RPL1, Class B4, Callable 8/25/48 @ 100.00 (a)	3.10	(c)	7/25/57	307
1,455	Credit Suisse Mortgage Trust, Series 2017-RPL1, Class B3, Callable 8/25/48 @ 100.00 (a)	3.10	(c)	7/25/57	639
1,818	Credit Suisse Mortgage Trust, Series 2007-C5, Class AM	5.87		9/15/40	1,763
3,959	Credit Suisse Mortgage Trust, Series 2015-LHMZ, Class MZ (a)	8.92	(c)	7/6/20	3,963
1,500	Credit Suisse Mortgage Trust, Series 2017-CHOP, Class H (a)	9.40 (LIBOR01M + 762.00 bps)	(b)	7/15/32	1,496
2,500	CSAIL Commercial Mortgage Trust, Series 2016-C7, Class D (a)	4.39	(c)	11/15/49	1,960
2,100	DBUBS Mortgage Trust, Series 2011-LC3A, Class G (a)	3.75		8/10/44	1,174
2,500	GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class AJ	5.68	(c)	12/10/49	1,277
600	Goldman Sachs Mortgage Securities Trust, Series 2013-GC14, Class F (a)	4.76	(c)	8/10/46	464
700	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class E, Callable 10/15/24 @ 100.00 (a)	3.36	(c)	9/15/47	434
4,300	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class E (a)	4.62	(c)	8/15/48	2,727
6,860	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class AJ, Callable 2/11/22 @ 100.00	5.50	(c)	1/15/49	1,572
2,729	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class AJ	5.64	(c)	2/12/49	1,938
4,010	Lone Star Portfolio Trust, Series 2015-LSP, Class F (a)	8.68 (LIBOR01M + 690.00 bps)	(b)	9/15/28	4,039
1,110	Morgan Stanley BAML Trust, Series 2015-C21, Class E (a)	3.01		3/15/48	715
1,800	Morgan Stanley BAML Trust, Series 2015-C25, Class F, Callable 9/11/25 @ 100.00 (a)	4.53 (US0003M + 125.00 bps)	(b)	10/15/48	1,027
4,000	Morgan Stanley BAML Trust, Series 2015-C25, Class E, Callable 9/11/25 @ 100.00 (a)	4.53 (US0003M + 112.00 bps)	(b)	10/15/48	2,796
2,607	Multifamily Trust, Series 2016-1, Class B (a)	10.58 (US0003M + 113.00 bps)	(b)	4/25/46	2,788
154,146	Seasoned Credit Risk Transfer, Series 2016-1, Class XSIO, Callable 12/25/47 @ 100.00 (a)	0.07	(c)	9/25/55	556
19,308	Seasoned Credit Risk Transfer, Series 2016-1, Class BIO, Callable 12/25/47 @ 100.00 (a)	0.97	(c)	9/25/55	2,170
8,178	Seasoned Credit Risk Transfer, Series 2016-1, Class B, Callable 12/25/47 @ 100.00 (a)	6.63		9/25/55	685
14,972	Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class B, Callable 10/25/25 @ 100.00	10.97 (US0001M + 935.00 bps)	(b)	4/25/28	19,907
4,495	Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class B, Callable 1/25/26 @ 100.00	11.62 (US0001M + 1000.00 bps)	(b)	7/25/28	6,082

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$3,000	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class G(a)	8.09 (US0001M + 635.00 bps)	(b)	11/11/34	$2,992
2,000	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class H(a)	11.54 (US0001M + 980.00 bps)	(b)	11/11/34	1,995
4,726	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class G(a)	4.89	(c)	5/10/63	3,316
8,192	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class H(a)	4.89	(c)	5/10/63	4,145
3,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AJ	6.01	(c)	2/15/51	2,985
4,800	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E(a)	3.00		5/15/48	2,771
510	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class E(a)	3.50		7/15/46	338
4,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class E, Callable 11/11/25 @ 100.00(a)	4.61	(c)	11/15/48	2,798

	Total Collateralized Mortgage Obligations				125,257

	U.S. Government Agency Mortgages — 3.30%
1,140	Fannie Mae, Series 2017-C05, Class 1B1, Callable 7/25/27 @ 100.00(a)	5.47 (US0001M + 360.00 bps)	(b)	1/25/30	1,141
5,550	Fannie Mae, Series 2017-C07, Class 1B1, Callable 11/25/27 @ 100.00(a)	5.87 (US0001M + 400.00 bps)	(b)	5/25/30	5,761
530	Fannie Mae, Series 2017-C03, Class 1B1, Callable 4/25/27 @ 100.00(a)	6.72 (US0001M + 485.00 bps)	(b)	10/25/29	584
1,500	Fannie Mae, Series 2016-C06, Class 1B, Callable 10/25/26 @ 100.00(a)	11.12 (US0001M + 925.00 bps)	(b)	4/25/29	1,916
3,499	Fannie Mae, Series 2016-C04, Class 1B, Callable 7/25/26 @ 100.00(a)	12.12 (US0001M + 1025.00 bps)	(b)	1/25/29	4,768
340	Fannie Mae, Series 2016-C01, Class 1B, Callable 2/25/26 @ 100.00(a)	13.62 (US0001M + 1175.00 bps)	(b)	8/25/28	501
5,993	Freddie Mac, Series 2017-2, Class B, Callable 4/25/51 @ 100.00(a)	0.00	(c)	8/25/56	519
266,847	Freddie Mac, Series 2017-2, Class XSIO, Callable 4/25/51 @ 100.00(a)	0.07	(c)	8/25/56	1,003
8,980	Freddie Mac, Series 2017-2, Class BIO, Callable 4/25/51 @ 100.00(a)	1.07	(c)	8/25/56	983
530	Freddie Mac, Series 2017-DNA1, Class B2, Callable 1/25/27 @ 100.00	11.87 (US0001M + 1000.00 bps)	(b)	7/25/29	552
1,090	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA2, Class B1, Callable 4/25/27 @ 100.00	6.77 (US0001M + 515.00 bps)	(b)	10/25/29	1,229
3,070	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA2, Class B2, Callable 4/25/27 @ 100.00	12.87 (US0001M + 1125.00 bps)	(b)	10/25/29	3,444

	Total U.S. Government Agency Mortgages				22,401

	Corporate Bonds — 52.56%
1,175	Acadia Healthcare Co., Inc. (Health Care Providers & Services), Callable 5/7/18 @ 103.84	5.13		7/1/22	1,175
946	Acadia Healthcare Co., Inc. (Health Care Providers & Services), Callable 3/1/19 @ 104.88	6.50		3/1/24	984
709	ACCO Brands Corp. (Commercial Services & Supplies), Callable 12/15/19 @ 103.94	5.25		12/15/24	713
1,765	AES Corp. (Independent Power & Renewable Electricity Producers), Callable 5/15/18 @ 102.44	4.88		5/15/23	1,796
2,335	Albertsons Companies LLC (Food & Staples Retailing), Callable 9/15/19 @ 104.31	5.75		3/15/25	1,991
282	Alcoa, Inc. (Aerospace & Defense)	5.87		2/23/22	296
111	Ally Financial, Inc. (Consumer Finance), Callable 10/20/25 @ 100.00	5.75		11/20/25	114
192	Ally Financial, Inc. (Consumer Finance)	7.50		9/15/20	208
2,029	Ally Financial, Inc. (Consumer Finance)	8.00		11/1/31	2,479
968	Altice US Finance I Corp. (Media), Callable 7/15/18 @ 104.03 (a)	5.38		7/15/23	981
1,141	Altice US Finance I Corp. (Media), Callable 5/15/21 @ 102.75 (a)	5.50		5/15/26	1,112
868	AMC Entertainment Holdings, Inc. (Media), Callable 11/15/21 @ 102.94 ^	5.88		11/15/26	853
509	AMC Networks, Inc. (Media), Callable 8/1/21 @ 102.38	4.75		8/1/25	490
785	AMC Networks, Inc. (Media), Callable 4/1/20 @ 102.50	5.00		4/1/24	776
629	American Airlines Pass-Through Trust, Series 2013-2, Class B (Airlines)	5.60		7/15/20	644
613	American Airlines Pass-Through Trust, Class B (Airlines)	5.63		1/15/21	629
685	American Woodmark Corp. (Building Products), Callable 3/15/21 @ 102.44	4.88		3/15/26	669
285	Amsted Industries, Inc. (Machinery), Callable 9/15/19 @ 102.69	5.38		9/15/24	285
727	Anixter International, Inc. (Electronic Equipment, Instruments & Components)	5.13		10/1/21	748
547	Aramark Services, Inc. (Hotels, Restaurants & Leisure), Callable 2/1/23 @ 102.50	5.00		2/1/28	535

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Corporate Bonds (continued)
$442	Ashtead Capital, Inc. (Trading Companies & Distributors), Callable 8/15/20 @ 103.09 (a)	4.13		8/15/25	$424
1,099	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (Road & Rail), Callable 5/7/18 @ 103.84 ^	5.13		6/1/22	1,099
1,156	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (Road & Rail), Callable 5/7/18 @ 102.75 ^	5.50		4/1/23	1,145
93	Avon Products, Inc. (Personal Products)	6.60		3/15/20	93
2,369	B&G Foods, Inc. (Food Products), Callable 4/1/20 @ 103.94	5.25		4/1/25	2,206
733	Ball Corp. (Containers & Packaging), Callable 12/15/25 @ 100.00	4.88		3/15/26	735
1,951	Bank of America Corp. (Banks), Callable 3/17/25 @ 100.00, Perpetual Bond (d)	6.10 (US0003M + 389.80 bps)	(b)	12/29/49	2,053
1,177	Beacon Escrow Corp. (Trading Companies & Distributors), Callable 11/1/20 @ 102.44 (a)	4.88		11/1/25	1,121
1,682	Belo Corp. (Media)	7.25		9/15/27	1,810
559	Berry Global, Inc. (Containers & Packaging), Callable 2/15/21 @ 102.25 (a)	4.50		2/15/26	529
578	Block Communications, Inc. (Media), Callable 2/15/20 @ 103.44 (a)	6.88		2/15/25	581
1,421	Blue Cube Spinco, Inc. (Chemicals), Callable 10/15/20 @ 102.44	9.75		10/15/23	1,629
2,115	Blue Racer Mid LLC/Blue Racer Mid Finance (Oil, Gas & Consumable Fuels), Callable 5/7/18 @ 104.59 (a)	6.13		11/15/22	2,152
1,333	Booz Allen Hamilton, Inc. (IT Services), Callable 5/1/20 @ 102.56 (a)	5.13		5/1/25	1,300
1,126	Brinker International, Inc. (Hotels, Restaurants & Leisure)	3.88		5/15/23	1,075
1,110	Brinker International, Inc. (Hotels, Restaurants & Leisure), Callable 7/1/24 @ 100.00 (a)	5.00		10/1/24	1,088
861	Building Materials Corp. of America (Building Products), Callable 11/15/19 @ 102.69 (a)	5.38		11/15/24	872
1,268	Building Materials Corp. of America (Building Products), Callable 10/15/20 @ 103.00 (a)	6.00		10/15/25	1,299
565	Cable One, Inc. (Media), Callable 6/15/18 @ 102.88 (a)	5.75		6/15/22	576
2,346	Cablevision Systems Corp. (Media)	5.88		9/15/22	2,328
1,875	Cardtronics, Inc. (IT Services), Callable 5/7/18 @ 103.84	5.13		8/1/22	1,828
572	Cardtronics, Inc. (IT Services), Callable 5/1/20 @ 104.13 (a)	5.50		5/1/25	539
3,161	Care Capital Properties WI (Equity Real Estate Investment Trusts), Callable 5/15/26 @ 100.00	5.13		8/15/26	3,046
1,784	Carrizo Oil & Gas, Inc. (Oil, Gas & Consumable Fuels), Callable 5/14/18 @ 104.69 ^	6.25		4/15/23	1,784
2,281	CCO Holdings LLC/Capital Corp. (Media), Callable 5/1/22 @ 102.56 (a)	5.13		5/1/27	2,166
970	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 5/7/18 @ 103.84 (a)	5.13		5/1/23	971
777	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 7/15/18 @ 102.88	5.75		1/15/24	789
1,010	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 2/15/21 @ 102.88	5.75		2/15/26	1,005
298	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 4/1/19 @ 104.41	5.88		4/1/24	303
1,238	CDK Global, Inc. (Software), Callable 6/1/22 @ 102.44 (a)	4.88		6/1/27	1,191
582	CDW LLC/CDW Finance (Electronic Equipment, Instruments & Components), Callable 5/7/18 @ 103.75	5.00		9/1/23	590
1,605	CDW LLC/CDW Finance (Electronic Equipment, Instruments & Components), Callable 6/1/24 @ 100.00	5.50		12/1/24	1,674
385	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. (Hotels, Restaurants & Leisure), Callable 4/15/22 @ 102.69 (a)	5.38		4/15/27	381
1,858	Centene Corp. (Health Care Providers & Services), Callable 1/15/20 @ 103.56	4.75		1/15/25	1,812
1,064	Central Garden & Pet Co. (Household Products), Callable 1/1/23 @ 102.56	5.13		2/1/28	1,011
1,282	Century Communities, Inc. (Household Durables), Callable 7/15/20 @ 104.41 ^	5.88		7/15/25	1,221
1,119	CenturyLink, Inc. (Diversified Telecommunication Services), Callable 1/1/25 @ 100.00 ^	5.63		4/1/25	1,010
3,239	CenturyLink, Inc., Series T (Diversified Telecommunication Services)	5.80		3/15/22	3,161
189	CenturyLink, Inc. (Diversified Telecommunication Services)	6.45		6/15/21	193
1,079	CenturyLink, Inc., Series G (Diversified Telecommunication Services)	6.88		1/15/28	976
448	Charles River Laboratories International, Inc. (Life Sciences Tools & Services), Callable 4/1/21 @ 104.13 (a)	5.50		4/1/26	455
2,299	Cheniere Corp. Christi HD (Oil, Gas & Consumable Fuels), Callable 10/2/24 @ 100.00	5.88		3/31/25	2,405

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$300	Cheniere Corp. Christi HD (Oil, Gas & Consumable Fuels), Callable 1/1/24 @ 100.00	7.00	6/30/24	$332
2,466	CHS/Community Health Systems, Inc. (Health Care Providers & Services), Callable 3/31/20 @ 103.13	6.25	3/31/23	2,272
734	CIT Group, Inc. (Banks)	6.13	3/9/28	762
1,096	Commercial Metals Co. (Metals & Mining), Callable 2/15/23 @ 100.00	4.88	5/15/23	1,090
1,268	Commscope Tech LLC (Communications Equipment), Callable 3/15/22 @ 102.50	5.00	3/15/27	1,205
350	CommScope, Inc. (Communications Equipment), Callable 6/15/19 @ 102.75 (a)	5.50	6/15/24	357
1,564	CoreCivic, Inc. (Equity Real Estate Investment Trusts), Callable 7/15/27 @ 100.00	4.75	10/15/27	1,470
261	Corrections Corp. of America (Equity Real Estate Investment Trusts), Callable 2/1/23 @ 100.00	4.63	5/1/23	259
659	Corrections Corp. of America (Equity Real Estate Investment Trusts), Callable 7/15/22 @ 100.00	5.00	10/15/22	667
45	Credit Acceptance Corp. (Consumer Finance), Callable 5/7/18 @ 101.53	6.13	2/15/21	45
1,705	Credit Acceptance Corp. (Consumer Finance), Callable 5/7/18 @ 105.53	7.38	3/15/23	1,776
1,398	Crown Americas LLC/Crown Americas Capital Corp. VI (Containers & Packaging), Callable 2/1/21 @ 103.56 (a)	4.75	2/1/26	1,352
4,096	CSC Holdings LLC (Media)	5.25	6/1/24	3,896
854	Cumberland Farms, Inc. (Food & Staples Retailing), Callable 5/1/20 @ 105.06 (a)	6.75	5/1/25	888
1,603	CVR Partners/CVR Nitrogen (Chemicals), Callable 6/15/19 @ 104.63 (a)	9.25	6/15/23	1,706
1,499	CyrusOne LP/CyrusOne Finance Corp. (Equity Real Estate Investment Trusts), Callable 3/15/20 @ 102.50	5.00	3/15/24	1,501
477	CyrusOne LP/CyrusOne Finance Corp. (Equity Real Estate Investment Trusts), Callable 3/15/22 @ 102.69	5.38	3/15/27	476
1,338	Delek Logistics Partners, LP (Oil, Gas & Consumable Fuels), Callable 5/15/20 @ 105.06	6.75	5/15/25	1,351
309	Diamond 1 Finance/Diamond 2 (Technology Hardware, Storage & Peripherals), Callable 6/15/18 @ 102.94 (a)	5.88	6/15/21	316
2,465	Diamond 1 Finance/Diamond 2 (Technology Hardware, Storage & Peripherals), Callable 6/15/19 @ 105.34 (a)	7.13	6/15/24	2,632
1,912	Diebold Nixdorf, Inc. (Technology Hardware, Storage & Peripherals), Callable 4/15/19 @ 106.38	8.50	4/15/24	2,013
3,348	DISH DBS Corp. (Media)	5.88	7/15/22	3,197
1,961	DISH DBS Corp. (Media)	6.75	6/1/21	1,981
508	Dollar Tree, Inc. (Multiline Retail), Callable 5/7/18 @ 104.31	5.75	3/1/23	531
887	Downstream Development Authority of the Quapaw Tribe of Oklahoma (Hotels, Restaurants & Leisure), Callable 2/15/20 @ 105.25 (a)	10.50	2/15/23	909
699	Dynegy, Inc. (Independent Power & Renewable Electricity Producers), Callable 6/1/18 @ 102.94	5.88	6/1/23	717
1,742	Dynegy, Inc. (Independent Power & Renewable Electricity Producers), Callable 11/1/18 @ 103.69	7.38	11/1/22	1,836
1,419	EMC Corp. (Technology Hardware, Storage & Peripherals), Callable 3/1/23 @ 100.00	3.38	6/1/23	1,308
1,819	Endeavor Energy Resources, LP/EER Finance, Inc. (Oil, Gas & Consumable Fuels), Callable 1/30/23 @ 102.88 (a)	5.75	1/30/28	1,812
1,721	Energy Transfer Equity (Oil, Gas & Consumable Fuels), Callable 3/1/27 @ 100.00	5.50	6/1/27	1,725
355	Envision Healthcare Corp. (Health Care Providers & Services), Callable 5/7/18 @ 103.84 (a)	5.13	7/1/22	353
1,101	Envision Healthcare Corp. (Health Care Providers & Services), Callable 5/7/18 @ 104.22	5.63	7/15/22	1,106
601	Equinix, Inc. (Equity Real Estate Investment Trusts), Callable 5/15/22 @ 102.69	5.38	5/15/27	610
2,564	ESH Hospitality, Inc. (Hotels, Restaurants & Leisure), Callable 5/1/20 @ 102.63 (a)	5.25	5/1/25	2,494
362	Exterran NRG Solutions (Energy Equipment & Services), Callable 5/1/20 @ 106.09	8.13	5/1/25	384
2,123	Extraction Oil & Gas, Inc. (Oil, Gas & Consumable Fuels), Callable 2/1/21 @ 104.22	5.63	2/1/26	2,006
395	Extraction Oil & Gas, Inc. (Oil, Gas & Consumable Fuels), Callable 5/15/20 @ 103.69 (a)	7.38	5/15/24	413
2,342	First Data Corp. (IT Services), Callable 1/15/19 @ 102.50 (a)	5.00	1/15/24	2,343

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,101	First Data Corp. (IT Services), Callable 8/15/18 @ 102.69 (a)	5.38		8/15/23	$1,120
592	First Data Corp. (IT Services), Callable 12/1/18 @ 103.50	7.00		12/1/23	622
1,675	First Quality Finance Co., Inc. (Personal Products), Callable 7/1/20 @ 103.75 (a)	5.00		7/1/25	1,603
1,559	FirstCash, Inc. (Consumer Finance), Callable 6/1/20 @ 102.69	5.38		6/1/24	1,584
3,176	Freeport-McMoRan, Inc. (Metals & Mining), Callable 12/1/21 @ 100.00	3.55		3/1/22	3,073
1,093	Freeport-McMoRan, Inc. (Metals & Mining)	6.75		2/1/22	1,130
696	Frontier Communications Corp. (Diversified Telecommunication Services)	7.13		1/15/23	470
1,696	Frontier Communications Corp. (Diversified Telecommunication Services)	8.50		4/15/20	1,707
1,383	Frontier Communications Corp. (Diversified Telecommunication Services), Callable 4/1/21 @ 106.38 (a)	8.50		4/1/26	1,342
1,065	Frontier Communications Corp. (Diversified Telecommunication Services), Callable 6/15/22 @ 100.00	10.50		9/15/22	891
1,087	FXI Holdings, Inc. (Chemicals), Callable 11/1/20 @ 103.94 (a)	7.88		11/1/24	1,065
163	GCI, Inc. (Diversified Telecommunication Services), Callable 5/7/18 @ 102.25	6.75		6/1/21	165
371	Genesis Energy, LP (Oil, Gas & Consumable Fuels), Callable 5/15/18 @ 104.50	6.00		5/15/23	365
2,553	Genesis Energy, LP (Oil, Gas & Consumable Fuels), Callable 8/1/18 @ 103.38	6.75		8/1/22	2,621
1,399	Genesis Energy, LP/Genesis Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 2/15/21 @ 104.69	6.25		5/15/26	1,333
2,351	GenOn Energy, Inc. (Independent Power & Renewable Electricity Producers), Callable 5/7/18 @ 101.65	9.88		10/15/20	1,892
210	Geo Group, Inc. (The) (Equity Real Estate Investment Trusts), Callable 5/7/18 @ 102.56	5.13		4/1/23	207
2,480	GLP Capital, LP (Equity Real Estate Investment Trusts)	5.38		4/15/26	2,517
610	GLP Capital, LP (Equity Real Estate Investment Trusts), Callable 8/1/23 @ 100.00	5.38		11/1/23	632
1,102	GMAC, Inc. (Consumer Finance)	8.00		11/1/31	1,344
679	Goldman Sachs Group, Inc., Series P (Capital Markets), Callable 11/10/22 @ 100.00, Perpetual Bond (d)	5.00 (US0003M + 287.40 bps)	(b)	12/31/49	660
1,093	Gray Television, Inc. (Media), Callable 10/15/19 @ 103.84 (a)	5.13		10/15/24	1,057
3,253	Gulfport Energy Corp. (Oil, Gas & Consumable Fuels), Callable 5/15/20 @ 104.78	6.38		5/15/25	3,132
936	H&E Equipment Services, Inc. (Trading Companies & Distributors), Callable 9/1/20 @ 104.22	5.63		9/1/25	944
1,304	Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods), Callable 2/15/24 @ 100.00 (a)	4.63		5/15/24	1,276
4,659	HCA Holdings, Inc. (Health Care Providers & Services), Callable 8/15/25 @ 100.00	5.88		2/15/26	4,742
1,768	HCA, Inc. (Health Care Providers & Services)	5.38		2/1/25	1,772
601	HCA, Inc. (Health Care Providers & Services)	5.88		5/1/23	622
2,113	HealthSouth Corp. (Health Care Providers & Services), Callable 5/7/18 @ 102.88	5.75		11/1/24	2,147
1,097	Hertz Corp. (Road & Rail), Callable 5/7/18 @ 101.47	5.88		10/15/20	1,083
1,016	Hertz Corp. (The) (Road & Rail), Callable 6/1/19 @ 103.81	7.63		6/1/22	1,027
849	Hilcorp Energy Corp. (Oil, Gas & Consumable Fuels), Callable 4/1/20 @ 102.88 (a)	5.75		10/1/25	841
859	Hughes Satellite Systems Corp. (Communications Equipment)	7.63		6/15/21	922
940	Ingles Markets, Inc. (Food & Staples Retailing), Callable 6/15/18 @ 102.88	5.75		6/15/23	940
994	J.B. Poindexter & Co., Inc. (Machinery), Callable 4/12/18 @ 103.00 (a)	9.00		4/1/22	1,025
402	J2 Cloud Services LLC/J2 Global Co-Obligor, Inc. (Internet Software & Services), Callable 7/15/20 @ 104.50 (a)	6.00		7/15/25	412
1,093	JBS USA LLC/JBS USA Finance, Inc. (Food Products), Callable 7/15/19 @ 102.94 (a)	5.88		7/15/24	1,066
1,024	JBS USA LLC/JBS USA Finance, Inc. (Food Products), Callable 5/7/18 @ 102.42 (a)	7.25		6/1/21	1,033
393	JBS USA LLC/JBS USA Finance, Inc. (Food Products), Callable 5/7/18 @ 102.42 (a)	7.25		6/1/21	396
244	JC Penney Corp., Inc. (Multiline Retail)	8.13		10/1/19	259
424	Jeld-Wen, Inc. (Building Products), Callable 12/15/20 @ 102.31 (a)	4.63		12/15/25	407

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,855	JPMorgan Chase & Co. (Banks), Callable 5/1/20 @ 100.00, Perpetual Bond (d)	5.30 (US0003M + 380.00 bps)	(b)	12/31/49	$1,905
211	Kaiser Aluminum Corp. (Metals & Mining), Callable 5/15/19 @ 104.41	5.88		5/15/24	218
1,266	KFC HLD/Pizza Hut/Taco (Hotels, Restaurants & Leisure), Callable 6/1/19 @ 103.75 (a)	5.00		6/1/24	1,258
801	Lamar Media Corp. (Media), Callable 1/15/19 @ 102.69	5.38		1/15/24	825
872	Lennar Corp. (Household Durables), Callable 10/15/21 @ 100.00	4.13		1/15/22	858
1,047	Lennar Corp. (Household Durables), Callable 2/28/25 @ 100.00	4.75		5/30/25	1,031
948	Lennar Corp. (Household Durables), Callable 5/29/27 @ 100.00 (a)	4.75		11/29/27	908
400	Lennar Corp. (Household Durables), Callable 9/15/23 @ 100.00	4.88		12/15/23	402
1,223	Lennar Corp. (Household Durables)	5.38		10/1/22	1,256
190	Lennar Corp. (Household Durables), Callable 5/15/24 @ 100.00	5.88		11/15/24	197
873	Level 3 Financing, Inc. (Diversified Telecommunication Services), Callable 5/7/18 @ 102.81	5.63		2/1/23	874
597	Live Nation Entertainment, Inc. (Media), Callable 11/1/19 @ 103.66 (a)	4.88		11/1/24	582
445	Live Nation Entertainment, Inc. (Media), Callable 3/15/21 @ 104.22 (a)	5.63		3/15/26	451
49	LKQ Corp. (Distributors), Callable 5/15/18 @ 102.38	4.75		5/15/23	49
2,943	Lockheed Martin Corp. (Aerospace & Defense) (a)	8.94 (LIBOR01M + 721.75 bps)	(b)	9/15/20	2,983
1,500	Louisiana-Pacific Corp. (Paper & Forest Products), Callable 9/15/19 @ 103.66	4.88		9/15/24	1,504
1,827	LSC Communications, Inc. (Commercial Services & Supplies), Callable 10/15/19 @ 106.56 (a)	8.75		10/15/23	1,879
399	M/I Homes, Inc. (Household Durables), Callable 8/1/20 @ 104.22	5.63		8/1/25	383
1,006	M/I Homes, Inc. (Household Durables), Callable 4/23/18 @ 103.38	6.75		1/15/21	1,035
542	Match Group, Inc. (Internet Software & Services), Callable 12/15/22 @ 102.50 (a)	5.00		12/15/27	534
2,224	Mattel, Inc. (Leisure Products), Callable 12/31/20 @ 105.06 (a)	6.75		12/31/25	2,174
1,546	Meredith Corp. (Media), Callable 2/1/21 @ 103.44 (a)	6.88		2/1/26	1,587
1,080	Meritage Homes Corp. (Household Durables)	7.15		4/15/20	1,139
1,933	MetLife, Inc., Series C (Insurance), Callable 6/15/20 @ 100.00, Perpetual Bond ^(d)	5.25 (US0003M + 357.50 bps)	(b)	12/31/49	1,976
109	MGIC Investment Corp. (Thrifts & Mortgage Finance)	5.75		8/15/23	114
707	MGM Growth/MGM Finance (Hotels, Restaurants & Leisure), Callable 2/1/24 @ 100.00	5.63		5/1/24	728
2,900	MGM Resorts International (Hotels, Restaurants & Leisure)	6.00		3/15/23	3,046
206	Moog, Inc. (Aerospace & Defense), Callable 5/7/18 @ 103.94 (a)	5.25		12/1/22	211
576	Moss Creek Resources Holdings, Inc. (Capital Markets), Callable 1/15/21 @ 105.63 (a)	7.50		1/15/26	581
1,850	Multi-Color Corp. (Commercial Services & Supplies), Callable 11/1/20 @ 102.44 (a)	4.88		11/1/25	1,730
1,425	Multi-Color Corp. (Commercial Services & Supplies), Callable 5/7/18 @ 104.59 (a)	6.13		12/1/22	1,468
2,249	Murphy Oil USA, Inc. (Specialty Retail), Callable 5/1/22 @ 102.81	5.63		5/1/27	2,260
548	Navient Corp. (Consumer Finance)	6.50		6/15/22	566
1,927	Navient Corp., MTN (Consumer Finance)	7.25		1/25/22	2,036
578	NCR Corp. (Technology Hardware, Storage & Peripherals), Callable 5/7/18 @ 101.16	4.63		2/15/21	575
1,279	NCR Corp. (Technology Hardware, Storage & Peripherals), Callable 5/7/18 @ 102.94	5.88		12/15/21	1,301
2,285	Neptune Finance Corp. (Media), Callable 1/15/19 @ 107.59 (a)	10.13		1/15/23	2,536
1,377	Netflix, Inc. (Internet & Direct Marketing Retail) (a)	4.88		4/15/28	1,323
543	Netflix, Inc. (Internet & Direct Marketing Retail)	5.75		3/1/24	565
497	Netflix, Inc. (Internet & Direct Marketing Retail)	5.88		2/15/25	521
949	New Amethyst Corp. (Health Care Providers & Services), Callable 12/1/19 @ 104.69 (a)	6.25		12/1/24	980
1,631	New Enterprise Stone & Lime Co., Inc. (Construction Materials), Callable 3/15/21 @ 103.13 (a)	6.25		3/15/26	1,633
966	New Home Co., Inc. (The) (Household Durables), Callable 10/1/19 @ 103.63	7.25		4/1/22	1,002
237	Nexstar Escrow Corp. (Media), Callable 8/1/19 @ 104.22 (a)	5.63		8/1/24	232
1,110	NGL Energy Partners LP/NGL Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 3/1/20 @ 104.59	6.13		3/1/25	1,057
660	NGL Energy Partners LP/NGL Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 11/1/19 @ 103.75	7.50		11/1/23	662

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$2,485	NGL Energy Partners, LP/Finance Co. (Oil, Gas & Consumable Fuels), Callable 5/7/18 @ 103.44	6.88	10/15/21	$2,479
436	NRG Energy, Inc. (Independent Power & Renewable Electricity Producers), Callable 1/15/23 @ 102.88 (a)	5.75	1/15/28	426
1,122	NRG Energy, Inc. (Independent Power & Renewable Electricity Producers), Callable 7/15/18 @ 103.13	6.25	7/15/22	1,155
1,032	NRG Energy, Inc. (Independent Power & Renewable Electricity Producers), Callable 5/15/21 @ 103.63	7.25	5/15/26	1,094
803	Olin Corp. (Chemicals), Callable 2/1/24 @ 102.50	5.00	2/1/30	769
1,972	OneMain Financial Holdings, Inc. (Consumer Finance), Callable 5/7/18 @ 103.63 (a)	7.25	12/15/21	2,044
453	Owens-Brockway Glass Container, Inc. (Containers & Packaging)	5.88	8/15/23	469
968	PDC Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 5/15/21 @ 104.31 (a)	5.75	5/15/26	951
2,362	PDC Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 9/15/19 @ 104.59	6.13	9/15/24	2,409
1,205	Peabody Finance Corp. (Oil, Gas & Consumable Fuels), Callable 3/31/19 @ 103.00 (a)	6.00	3/31/22	1,229
1,991	Peabody Finance Corp. (Oil, Gas & Consumable Fuels), Callable 3/31/20 @ 104.78 (a)	6.38	3/31/25	2,066
1,463	Penske Automotive Group (Specialty Retail), Callable 12/1/19 @ 102.69	5.38	12/1/24	1,470
568	Performance Food Group, Inc. (Food & Staples Retailing), Callable 6/1/19 @ 102.75	5.50	6/1/24	571
138	Pilgrim’s Pride Corp. (Food Products), Callable 3/15/20 @ 102.88 (a)	5.75	3/15/25	134
138	Pilgrim’s Pride Corp. (Food Products), Callable 9/30/22 @ 102.94 (a)	5.88	9/30/27	130
742	Plastipak Holdings, Inc. (Containers & Packaging), Callable 10/15/20 @ 103.13 (a)	6.25	10/15/25	740
320	PolyOne Corp. (Chemicals)	5.25	3/15/23	328
1,905	Post Holdings, Inc. (Food Products), Callable 8/15/21 @ 102.50 (a)	5.00	8/15/26	1,810
672	Post Holdings, Inc. (Food Products), Callable 3/1/20 @ 104.13	5.50	3/1/25	662
1,101	Post Holdings, Inc. (Food Products), Callable 12/1/22 @ 102.81 (a)	5.63	1/15/28	1,051
948	PulteGroup, Inc. (Household Durables), Callable 12/1/25 @ 100.00	5.50	3/1/26	977
1,076	QEP Resources, Inc. (Oil, Gas & Consumable Fuels), Callable 7/1/22 @ 100.00	5.38	10/1/22	1,075
413	QEP Resources, Inc. (Oil, Gas & Consumable Fuels), Callable 12/1/25 @ 100.00	5.63	3/1/26	390
1,570	QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	6.80	3/1/20	1,641
1,601	Quad Graphics, Inc. (Commercial Services & Supplies)	7.00	5/1/22	1,657
1,377	QualityTech, LP/QTS Finance Corp. (Internet Software & Services), Callable 11/15/20 @ 103.56 (a)	4.75	11/15/25	1,290
2,056	Quicken Loans, Inc. (Thrifts & Mortgage Finance), Callable 1/15/23 @ 102.63 (a)	5.25	1/15/28	1,922
1,916	Quicken Loans, Inc. (Thrifts & Mortgage Finance), Callable 5/1/20 @ 102.88 (a)	5.75	5/1/25	1,911
684	Quintiles IMS, Inc. (Health Care Technology), Callable 10/15/21 @ 102.50 (a)	5.00	10/15/26	680
143	Quintiles Transnational (Life Sciences Tools & Services), Callable 5/15/18 @ 103.66 (a)	4.88	5/15/23	146
634	Qwest Corp. (Diversified Telecommunication Services)	6.75	12/1/21	680
1,128	Radian Group, Inc. (Thrifts & Mortgage Finance), Callable 7/1/24 @ 100.00	4.50	10/1/24	1,103
1,018	Range Resources Corp. (Oil, Gas & Consumable Fuels), Callable 2/15/25 @ 100.00 ^	4.88	5/15/25	944
386	Range Resources Corp. (Oil, Gas & Consumable Fuels), Callable 12/15/22 @ 100.00	5.00	3/15/23	370
1,345	Range Resources Corp. (Oil, Gas & Consumable Fuels), Callable 5/15/22 @ 100.00	5.00	8/15/22	1,301
2	Range Resources Corp. (Oil, Gas & Consumable Fuels), Callable 3/1/21 @ 100.00	5.75	6/1/21	2
953	Realogy Group LLC/Realogy Co-Issuer Corp. (Real Estate Management & Development), Callable 3/1/23 @ 100.00 (a)	4.88	6/1/23	912
4,831	Rite Aid Corp. (Food & Staples Retailing), Callable 5/7/18 @ 104.59 (a)	6.13	4/1/23	4,873
595	Rockies Express Pipeline LLC (Oil, Gas & Consumable Fuels) (a)	6.88	4/15/40	686
871	Rose Rock Midstream, LP (Oil, Gas & Consumable Fuels), Callable 4/23/18 @ 104.22	5.63	7/15/22	845

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,748	Rose Rock Midstream, LP (Oil, Gas & Consumable Fuels), Callable 5/15/19 @ 102.81	5.63	11/15/23	$1,652
614	Sabre Holdings Corp. (IT Services), Callable 11/15/18 @ 103.94 (a)	5.25	11/15/23	620
1,146	Sabre Holdings Corp. (IT Services), Callable 5/7/18 @ 104.03 (a)	5.38	4/15/23	1,156
1,807	Sanchez Energy Corp. (Oil, Gas & Consumable Fuels), Callable 2/15/20 @ 103.63 ^ (a)	7.25	2/15/23	1,816
814	Scotts Miracle-GRO Co. (Chemicals), Callable 12/15/21 @ 102.63	5.25	12/15/26	807
2,065	Select Medical Corp. (Health Care Providers & Services), Callable 5/7/18 @ 103.19	6.38	6/1/21	2,096
1,023	Service Corp. International (Diversified Consumer Services), Callable 5/15/19 @ 102.69	5.38	5/15/24	1,063
2,024	Service Master Co. LLC (Diversified Consumer Services), Callable 11/15/19 @ 103.84 (a)	5.13	11/15/24	1,958
184	Sinclair Television Group, Inc. (Media), Callable 4/23/18 @ 103.06	6.13	10/1/22	189
592	Sirius XM Radio, Inc. (Media), Callable 7/15/21 @ 102.69	5.38	7/15/26	585
819	Sirius XM Radio, Inc. (Media), Callable 4/15/20 @ 102.69	5.38	4/15/25	813
542	Sirius XM Radio, Inc. (Media), Callable 7/15/19 @ 103.00 (a)	6.00	7/15/24	558
460	Sonic Automotive, Inc. (Specialty Retail), Callable 5/15/18 @ 102.50	5.00	5/15/23	437
1,109	Sonic Automotive, Inc. (Specialty Retail), Callable 3/15/22 @ 103.06	6.13	3/15/27	1,070
2,929	Southwestern Energy Co. (Oil, Gas & Consumable Fuels), Callable 10/23/24 @ 100.00	6.70	1/23/25	2,842
1,866	Southwestern Energy Co. (Oil, Gas & Consumable Fuels), Callable 4/1/21 @ 105.63	7.50	4/1/26	1,885
198	Spectrum Brands, Inc. (Household Products), Callable 12/15/19 @ 103.06	6.13	12/15/24	204
1,413	Springleaf Finance Corp. (Consumer Finance)	5.63	3/15/23	1,388
891	Springleaf Finance Corp. (Consumer Finance)	6.88	3/15/25	894
1,953	Sprint Capital Corp. (Wireless Telecommunication Services)	6.88	11/15/28	1,824
2,986	Sprint Corp. (Wireless Telecommunication Services)	7.13	6/15/24	2,910
678	Sprint Corp. (Wireless Telecommunication Services), Callable 11/1/25 @ 100.00	7.63	3/1/26	662
487	Sprint Corp. (Wireless Telecommunication Services), Callable 11/15/24 @ 100.00 ^	7.63	2/15/25	479
1,079	Sprint Nextel Corp. (Wireless Telecommunication Services)	6.00	11/15/22	1,059
595	Sprint Nextel Corp. (Wireless Telecommunication Services)	11.50	11/15/21	690
3,299	Staples, Inc. (Specialty Retail), Callable 9/15/20 @ 104.25 (a)	8.50	9/15/25	3,052
885	Steel Dynamics, Inc. (Metals & Mining), Callable 9/15/20 @ 102.06	4.13	9/15/25	843
430	Steel Dynamics, Inc. (Metals & Mining), Callable 12/15/21 @ 102.50	5.00	12/15/26	430
217	Steel Dynamics, Inc. (Metals & Mining), Callable 5/7/18 @ 102.56	5.13	10/1/21	221
356	Steel Dynamics, Inc. (Metals & Mining), Callable 5/7/18 @ 102.63	5.25	4/15/23	360
354	Sunoco LP/Sunoco Finance Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/20 @ 102.44 (a)	4.88	1/15/23	341
552	Sunoco LP/Sunoco Finance Corp. (Oil, Gas & Consumable Fuels), Callable 2/15/21 @ 102.75 (a)	5.50	2/15/26	533
578	Symantec Corp. (Software), Callable 4/15/20 @ 102.50 (a)	5.00	4/15/25	583
2,518	Tallgrass Energy Partners (Oil, Gas & Consumable Fuels), Callable 9/15/19 @ 104.13	5.50	9/15/24	2,562
722	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/23 @ 102.75 (a)	5.50	1/15/28	728
548	Teleflex, Inc. (Health Care Equipment & Supplies), Callable 11/15/22 @ 102.31	4.63	11/15/27	528
261	Teleflex, Inc. (Health Care Equipment & Supplies), Callable 6/1/21 @ 102.44	4.88	6/1/26	258
936	Tempur Sealy International, Inc. (Household Durables), Callable 10/15/18 @ 104.22	5.63	10/15/23	939
2,415	Tenet Healthcare Corp. (Health Care Providers & Services)	4.50	4/1/21	2,394
206	Tenet Healthcare Corp. (Health Care Providers & Services)	4.75	6/1/20	208
3,007	Tenet Healthcare Corp. (Health Care Providers & Services)	6.00	10/1/20	3,108
584	Tenet Healthcare Corp. (Health Care Providers & Services), Callable 1/1/19 @ 103.75 (a)	7.50	1/1/22	615
870	Tenneco, Inc. (Auto Components), Callable 7/15/21 @ 102.50	5.00	7/15/26	844
685	TerraForm Power Operating LLC (Independent Power & Renewable Electricity Producers), Callable 10/31/22 @ 100.00 (a)	4.25	1/31/23	658
685	TerraForm Power Operating LLC (Independent Power & Renewable Electricity Producers), Callable 7/31/27 @ 100.00 (a)	5.00	1/31/28	650
1,348	THC Escrow Corp. III (Health Care Providers & Services), Callable 5/1/20 @ 102.56 (a)	5.13	5/1/25	1,296

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,177	The EW Scripps Co. (Media), Callable 5/15/20 @ 103.84 (a)	5.13	5/15/25	$1,095
1,409	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 4/15/19 @ 104.50	6.00	4/15/24	1,468
464	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 1/15/19 @ 103.25	6.50	1/15/24	486
1,481	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 1/15/21 @ 103.25	6.50	1/15/26	1,574
773	Toll Brothers Finance Corp. (Household Durables), Callable 1/15/23 @ 100.00	4.38	4/15/23	766
836	Toll Brothers Finance Corp. (Household Durables), Callable 11/15/21 @ 100.00	5.88	2/15/22	886
811	TransDigm, Inc. (Aerospace & Defense), Callable 5/7/18 @ 101.38	5.50	10/15/20	816
2,325	TreeHouse Foods, Inc. (Food Products), Callable 2/15/19 @ 104.50	6.00	2/15/24	2,340
561	Triumph Group, Inc. (Aerospace & Defense), Callable 5/7/18 @ 101.22	4.88	4/1/21	548
1,182	Triumph Group, Inc. (Aerospace & Defense), Callable 5/7/18 @ 103.94	5.25	6/1/22	1,147
1,005	Triumph Group, Inc. (Aerospace & Defense), Callable 8/15/20 @ 105.81	7.75	8/15/25	1,030
2,084	Tronox, Inc. (Chemicals), Callable 4/15/21 @ 103.25 (a)	6.50	4/15/26	2,084
636	Ultra Resources, Inc. (Oil, Gas & Consumable Fuels), Callable 4/15/19 @ 103.44 ^ (a)	6.88	4/15/22	553
1,104	Ultra Resources, Inc. (Oil, Gas & Consumable Fuels), Callable 4/15/20 @ 105.34 ^ (a)	7.13	4/15/25	905
3,384	Unit Corp. (Energy Equipment & Services), Callable 5/7/18 @ 102.21	6.63	5/15/21	3,384
541	United Airlines Pass Through Trust, Class B (Airlines)	4.63	9/3/22	549
709	United Rentals North America, Inc. (Trading Companies & Distributors), Callable 10/15/20 @ 102.31	4.63	10/15/25	690
588	United Rentals North America, Inc. (Trading Companies & Distributors), Callable 9/15/21 @ 102.94	5.88	9/15/26	612
2,210	Universal Hospital Services, Inc. (Media), Callable 5/7/18 @ 101.91	7.63	8/15/20	2,227
993	Univision Communications, Inc. (Media), Callable 5/15/18 @ 102.56	5.13	5/15/23	946
671	Univision Communications, Inc. (Media), Callable 2/15/20 @ 102.56 (a)	5.13	2/15/25	626
1,497	URS Corp. (Construction & Engineering), Callable 1/1/22 @ 100.00	5.00	4/1/22	1,521
220	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals), Callable 5/7/18 @ 101.13	6.75	8/15/21	221
200	Vantiv LLC (IT Services), Callable 11/15/20 @ 102.19 (a)	4.38	11/15/25	193
282	VeriSign, Inc. (Internet Software & Services), Callable 7/15/22 @ 102.38	4.75	7/15/27	270
1,315	ViaSat, Inc. (Communications Equipment), Callable 9/15/20 @ 102.81 (a)	5.63	9/15/25	1,266
1,361	Wabash National Corp. (Machinery), Callable 10/1/20 @ 102.75 (a)	5.50	10/1/25	1,327
1,372	Western Digital Corp. (Technology Hardware, Storage & Peripherals), Callable 11/15/25 @ 100.00	4.75	2/15/26	1,369
840	William Lyon Homes, Inc. (Household Durables), Callable 1/31/20 @ 102.94	5.88	1/31/25	816
651	Williams Companies, Inc. (The) (Oil, Gas & Consumable Fuels), Callable 12/24/43 @ 100.00	5.75	6/24/44	688
465	Williams Companies, Inc. (The), Series A (Oil, Gas & Consumable Fuels)	7.50	1/15/31	566
1,450	Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure), Callable 4/15/21 @ 102.69 (a)	5.38	4/15/26	1,465
1,089	Zayo Group LLC/Zayo Capital, Inc. (Diversified Telecommunication Services), Callable 1/15/22 @ 102.88 (a)	5.75	1/15/27	1,063
1,851	Zayo Group LLC/Zayo Capital, Inc. (Diversified Telecommunication Services), Callable 5/7/18 @ 104.50	6.00	4/1/23	1,901

	Total Corporate Bonds			356,374

	Yankee Dollars — 12.47%
1,100	1011778 BC ULC/New Red Finance, Inc. (Hotels, Restaurants & Leisure), Callable 5/15/20 @ 102.13	4.25	5/15/24	1,051
1,518	1011778 BC ULC/New Red Finance, Inc. (Hotels, Restaurants & Leisure), Callable 10/15/20 @ 102.50 (a)	5.00	10/15/25	1,445
1,168	Adient Global Holdings Ltd. (Auto Components), Callable 8/15/21 @ 102.44 (a)	4.88	8/15/26	1,104
156	Aircastle Ltd. (Trading Companies & Distributors)	5.00	4/1/23	161
1,317	Aircastle Ltd. (Trading Companies & Distributors)	5.50	2/15/22	1,372
2,001	Alcoa Nederland Holding (Metals & Mining), Callable 9/30/21 @ 103.50 (a)	7.00	9/30/26	2,156
3,845	Altice Financing S.A. (Media), Callable 5/7/18 @ 104.97 (a)	6.63	2/15/23	3,807
730	Altice Financing S.A. (Media), Callable 5/15/21 @ 103.75 (a)	7.50	5/15/26	715

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$1,058	Ardagh Packaging Finance/Holdings USA (Containers & Packaging), Callable 2/15/20 @ 104.50 (a)	6.00	2/15/25	$1,064
1,961	Bombardier, Inc. (Aerospace & Defense), Callable 5/7/18 @ 103.00 (a)	6.00	10/15/22	1,944
649	Bombardier, Inc. (Aerospace & Defense), Callable 3/15/20 @ 103.75 (a)	7.50	3/15/25	666
216	Brookfield Residential Properties, Inc. (Household Durables), Callable 5/7/18 @ 101.63 (a)	6.50	12/15/20	219
277	Cascades, Inc. (Containers & Packaging), Callable 5/7/18 @ 104.13	5.50	7/15/22	279
709	Cascades, Inc. (Containers & Packaging), Callable 7/15/18 @ 104.31 (a)	5.75	7/15/23	719
3,200	Cimpress N.V. (Internet Software & Services), Callable 5/7/18 @ 105.25 (a)	7.00	4/1/22	3,337
1,380	Cooke Omega Investments, Inc./Alpha Vessel Co. Holdings, Inc. (Diversified Financial Services), Callable 6/15/20 @ 104.25 (a)	8.50	12/15/22	1,377
2,109	Cott Holdings, Inc. (Beverages), Callable 4/1/20 @ 104.13 (a)	5.50	4/1/25	2,083
1,014	Dana Financing Luxembourg Sarl (Auto Components), Callable 4/15/20 @ 104.31	5.75	4/15/25	1,033
994	Delphi Jersey Holdings PLC (Auto Components) (a)	5.00	10/1/25	953
1,846	Ensco PLC (Energy Equipment & Services)	7.75	2/1/26	1,694
1,402	Hudby Minerals, Inc. (Metals & Mining), Callable 7/15/19 @ 103.63 (a)	7.25	1/15/23	1,455
1,572	Hudby Minerals, Inc. (Metals & Mining), Callable 1/15/20 @ 105.72 (a)	7.63	1/15/25	1,660
685	IHS Markit Ltd. (Professional Services), Callable 12/1/25 @ 100.00 (a)	4.00	3/1/26	658
293	Intelsat Jackson Holdings SA (Diversified Telecommunication Services), Callable 8/1/18 @ 102.75	5.50	8/1/23	237
60	Intelsat Jackson Holdings SA (Diversified Telecommunication Services), Callable 5/7/18 @ 101.25	7.50	4/1/21	54
943	Intergen N.V. (Multi-Utilities), Callable 6/30/18 @ 103.50 (a)	7.00	6/30/23	943
2,365	International Game Technology (Hotels, Restaurants & Leisure), Callable 8/15/21 @ 100.00 (a)	6.25	2/15/22	2,477
639	James Hardie International Finance DAC (Construction Materials), Callable 1/15/21 @ 102.38 (a)	4.75	1/15/25	626
1,088	JBS USA Lux S.A. /JBS USA Finance, Inc. (Food Products), Callable 2/15/23 @ 103.38	6.75	2/15/28	1,044
2,087	Kinross Gold Corp. (Metals & Mining), Callable 4/15/27 @ 100.00 (a)	4.50	7/15/27	2,044
699	Lundin Mining Corp. (Metals & Mining), Callable 11/1/18 @ 103.94	7.88	11/1/22	738
1,174	Mallinckrodt International Finance (Pharmaceuticals) ^	4.75	4/15/23	898
921	Mallinckrodt International Finance (Pharmaceuticals), Callable 5/7/18 @ 101.22 ^ (a)	4.88	4/15/20	875
440	Mallinckrodt International Finance (Pharmaceuticals), Callable 4/15/20 @ 102.75 (a)	5.50	4/15/25	342
2,448	MDC Partners, Inc. (Media), Callable 5/1/19 @ 104.88 (a)	6.50	5/1/24	2,380
1,397	MEG Energy Corp. (Oil, Gas & Consumable Fuels), Callable 5/7/18 @ 103.19 (a)	6.38	1/30/23	1,166
689	Nokia OYJ (Communications Equipment)	3.38	6/12/22	664
689	Nokia OYJ (Communications Equipment)	4.38	6/12/27	647
1,623	Nova Chemicals Corp. (Chemicals), Callable 3/3/24 @ 100.00 (a)	4.88	6/1/24	1,554
921	Nova Chemicals Corp. (Chemicals), Callable 8/1/18 @ 102.63 (a)	5.25	8/1/23	927
1,536	Numericable - SFR SAS (Diversified Telecommunication Services), Callable 5/15/19 @ 103.13 (a)	6.25	5/15/24	1,448
1,043	Numericable - SFR SAS (Diversified Telecommunication Services), Callable 5/1/21 @ 103.69 (a)	7.38	5/1/26	993
748	NXP BV/NXP Funding LLC (Semiconductors & Semiconductor Equipment) (a)	4.13	6/1/21	755
1,795	Open Text Corp. (Software), Callable 6/1/21 @ 102.94 (a)	5.88	6/1/26	1,846
2,779	Parkland Fuel Corp. (Oil, Gas & Consumable Fuels), Callable 4/1/21 @ 104.50 (a)	6.00	4/1/26	2,793
691	Precision Drilling Corp. (Energy Equipment & Services), Callable 11/15/20 @ 105.34 (a)	7.13	1/15/26	684
1,907	Quebecor Media, Inc. (Media)	5.75	1/15/23	1,955
905	Rockpoint Gas Storage Canada Ltd. (Oil, Gas & Consumable Fuels), Callable 3/31/20 @ 107.00 (a)	7.00	3/31/23	904
2,743	Royal Bank of Scotland Group PLC (Banks)	6.13	12/15/22	2,910
1,182	Sensata Technologies BV (Electrical Equipment) (a)	5.00	10/1/25	1,164
1,503	SFR Group SA (Diversified Telecommunication Services), Callable 5/7/18 @ 104.50 (a)	6.00	5/15/22	1,469
3,232	Shelf Drilling Holdings, Ltd. (Energy Equipment & Services), Callable 2/15/21 @ 106.19 (a)	8.25	2/15/25	3,240
1,219	Teck Resources Ltd. (Metals & Mining), Callable 1/15/41 @ 100.00	6.25	7/15/41	1,292

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Yankee Dollars (continued)
$773	Teekay Corp. (Oil, Gas & Consumable Fuels)	8.50		1/15/20	$800
1,995	Telecom Italia Capital (Diversified Telecommunication Services)	6.38		11/15/33	2,165
2,255	Teva Pharmaceutical Finance Netherlands III B.V. (Pharmaceuticals) ^ (a)	6.75		3/1/28	2,225
1,875	Transocean Phoenix 2 Ltd. (Energy Equipment & Services), Callable 10/15/20 @ 103.88 (a)	7.75		10/15/24	1,992
593	Travelport Corporate Finance PLC (IT Services), Callable 3/15/21 @ 103.00 (a)	6.00		3/15/26	595
1,477	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (Chemicals), Callable 9/1/20 @ 102.69 (a)	5.38		9/1/25	1,451
1,273	Tullow Oil PLC (Oil, Gas & Consumable Fuels), Callable 3/1/21 @ 103.50 (a)	7.00		3/1/25	1,273
874	UPCB Finance IV Ltd. (Diversified Telecommunication Services), Callable 1/15/20 @ 102.69 (a)	5.38		1/15/25	843
516	Videotron Ltd (Media)	5.00		7/15/22	524
710	Videotron Ltd (Media), Callable 4/15/22 @ 102.56	5.13		4/15/27	696
1,542	VPII Escrow Corp. (Pharmaceuticals), Callable 5/7/18 @ 103.75 (a)	7.50		7/15/21	1,554
481	VRX Escrow Corp. (Pharmaceuticals), Callable 4/15/20 @ 103.06 (a)	6.13		4/15/25	415

	Total Yankee Dollars				84,554

	Time Deposit — 0.34%
2,307	State Street Liquidity Management Control System Eurodollar Time Deposit	0.46		4/2/18	2,307

	Total Time Deposit				2,307

Shares
	Exchange-Traded Fund — 5.27%
416,956	iShares Iboxx $ High Yield Corporate Bond Fund ^				35,708

	Total Exchange-Traded Fund				35,708

	Mutual Funds — 9.51%
19,223,070	Federated Treasury Obligations Fund, Institutional Shares ^^	1.49	(e)		19,223
45,257,419	State Street Institutional Treasury Plus Money Market Fund, Trust Class	1.50	(e)		45,257

	Total Mutual Funds				64,480

Principal Amount (000)
	Repurchase Agreement — 4.95%
$33,548	Jefferies LLC (Purchased on 3/29/18, proceeds at maturity $33,554,599 collateralized by U.S. Treasury Obligations, 0.71% - 3.05%, 1/15/28 - 5/15/47 fair value $34,218,847) ^^	1.80		4/2/18	33,548

	Total Repurchase Agreement				33,548

	Total Investments (cost $716,495) — 106.87%				724,629
	Liabilities in excess of other assets — (6.87)%				(46,557)

	Net Assets — 100.00%				$678,072

^	All or part of this security was on loan as of March 31, 2018. The total value of securities on loan as of March 31, 2018, was $50,118 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2018.

(a)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(b)	Variable Rate Security. The rate reflected is the rate in effect on March 31, 2018.

(c)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at March 31, 2018.

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (concluded) — March 31, 2018 (Unaudited)

(d)	A perpetual bond is one with no maturity date that pays a fixed interest rate until the bond insurance is terminated.

(e)	The rate disclosed is the rate in effect on March 31, 2018.

bps — Basis Points

LIBOR01M — 1 Month US Dollar LIBOR

MTN — Medium Term Note

ULC — Unlimited Liability Co.

US0001M — 1 Month US Dollar LIBOR

US0003M — 3 Month US Dollar LIBOR

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Fixed Income Opportunity Portfolio	Fort Washington Investment Advisors, Inc.	Parametric Portfolio Associates, LLC	Western Asset Management Company	HC Capital Solutions	Total
Collateralized Mortgage Obligations	—	—	18.47%	—	18.47%
U.S. Government Agency Mortgages	—	—	3.30%	—	3.30%
Corporate Bonds	52.12%	—	0.44%	—	52.56%
Yankee Dollars	12.47%	—	—	—	12.47%
Time Deposit	0.34%	—	—	—	0.34%
Exchange-Traded Fund	—	5.27%	—	—	5.27%
Mutual Funds	0.89%	5.33%	1.33%	1.96%	9.51%
Repurchase Agreement	1.57%	3.38%	—	—	4.95%
Other Assets (Liabilities)	-1.58%	-5.39%	0.10%	0.00%	-6.87%

Total Net Assets	65.81%	8.59%	23.64%	1.96%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

The following tables reflect the open derivative positions held by the Portfolio as of March 31, 2018.

Futures Contracts Purchased^
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
5-Year US Treasury Note Future	317	6/29/18	$36,120	$36,284	$164
Ultra Long Term US Treasury Bond Future	5	6/20/18	776	802	26

			$36,896	$37,086	$190

Futures Contracts Sold^
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
10-Year US Treasury Note Future	13	6/20/18	$1,575	$1,560	$(15)
10-Year US Treasury Note Future	114	6/20/18	14,803	14,590	(213)
30-Year US Treasury Bond Future	20	6/20/18	2,933	2,868	(65)
5-Year US Treasury Note Future	98	7/2/18	11,217	11,169	(48)

			$30,528	$30,187	$(341)

	Total Unrealized Appreciation				$190
	Total Unrealized Depreciation				(341)

	Total Net Unrealized Appreciation/(Depreciation)				$(151)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

Over-the-Counter Credit Default Swap Agreements - Sell Protection (a)

Open over-the-counter credit default swap agreements as of March 31, 2018 were as follows:

Underlying Instrument	Pay Fixed Rate	Payment Frequency	Implied Credit Spread at March 31, 2018 (b)	Counterparty	Expiration Date	Notional Amount (000) (c)	Value (000)	Upfront Premiums Paid/ (Received) (000)	Unrealized Appreciation/ (Depreciation) (000)
CMEX Index	0.50%	Monthly	0.32%	Morgan Stanley	5/11/63	$24,683	$(184)	$(129)	$(55)
CMEX Index	0.50%	Monthly	0.32%	Morgan Stanley	5/11/63	14,810	(110)	(77)	(33)

							$(294)	$(206)	$(88)

				Total Unrealized Appreciation					$—
				Total Unrealized Depreciation					(88)

				Total Net Unrealized Appreciation/(Depreciation)					$(88)

(a)

When a credit event occurs as defined under the terms of the swap agreement, the Portfolio as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Portfolio as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount of equal to the par value of the defaulted reference entity less its recovery value.

(b)

Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)

The notional amount represents the maximum potential amount the Portfolio could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	U.S. Government Agency Securities — 4.24%
$250	Fannie Mae	0.88		8/2/19	$245
300	Fannie Mae, Series 1	1.00		4/30/18	300
300	Fannie Mae	1.13		7/26/19	296
360	Fannie Mae	1.50		6/22/20	353
200	Fannie Mae	1.75		11/26/19	198
350	Fannie Mae	1.88		9/24/26	322
400	Fannie Mae	2.00		10/5/22	389
630	Fannie Mae	2.38	(a)(b)	10/9/19	608
250	Fannie Mae	2.63		9/6/24	248
95	Fannie Mae	6.25		5/15/29	123
160	Fannie Mae	6.63		11/15/30	219
180	Fannie Mae	7.25		5/15/30	256
50	Federal Farm Credit Bank, Callable 4/12/18 @ 100.00	1.58		2/17/21	49
250	Federal Home Loan Bank	0.88		8/5/19	245
500	Federal Home Loan Bank	1.13		7/14/21	479
250	Federal Home Loan Bank	1.13		6/21/19	247
500	Federal Home Loan Bank	1.38		9/28/20	488
200	Federal Home Loan Bank	1.38		11/15/19	197
450	Federal Home Loan Bank	1.63		6/14/19	447
50	Federal Home Loan Bank	2.13		3/10/23	49
75	Federal Home Loan Bank, Callable 1/29/20 @ 100.00	2.25		1/29/21	74
100	Federal Home Loan Bank, Callable 6/29/18 @ 100.00	2.51		12/29/22	99
160	Federal Home Loan Bank	2.88		9/11/20	162
180	Federal Home Loan Bank	5.25		12/11/20	193
65	Federal Home Loan Bank	5.50		7/15/36	87
500	Freddie Mac	1.13		4/15/19	495
550	Freddie Mac	1.25		10/2/19	542
200	Freddie Mac	1.25		8/1/19	197
200	Freddie Mac	1.38		5/1/20	196
250	Freddie Mac	1.40		8/22/19	247
350	Freddie Mac	2.38		1/13/22	347
150	Freddie Mac	6.25		7/15/32	204
80	Freddie Mac	6.75		3/15/31	111
110	Tennessee Valley Authority	4.70		7/15/33	130
85	Tennessee Valley Authority	5.25		9/15/39	111
100	Tennessee Valley Authority	5.88		4/1/36	136
190	Tennessee Valley Authority	6.15		1/15/38	271

	Total U.S. Government Agency Securities				9,360

	U.S. Treasury Obligations — 95.22%
1,460	U.S. Treasury Bond	2.25		8/15/46	1,255
1,015	U.S. Treasury Bond	2.50		2/15/45	925
1,550	U.S. Treasury Bond	2.50		5/15/46	1,406
1,135	U.S. Treasury Bond	2.50		2/15/46	1,031
1,680	U.S. Treasury Bond	2.75		11/15/47	1,602
837	U.S. Treasury Bond	2.75		8/15/42	807
671	U.S. Treasury Bond	2.75		11/15/42	646
1,110	U.S. Treasury Bond	2.75		8/15/47	1,059
955	U.S. Treasury Bond	2.88		11/15/46	935
980	U.S. Treasury Bond	2.88		8/15/45	960
1,116	U.S. Treasury Bond	2.88		5/15/43	1,098
875	U.S. Treasury Bond	3.00		2/15/48	878
925	U.S. Treasury Bond	3.00		5/15/47	928
1,260	U.S. Treasury Bond	3.00		5/15/45	1,265
1,015	U.S. Treasury Bond	3.00		11/15/44	1,020
1,220	U.S. Treasury Bond	3.00		11/15/45	1,224
705	U.S. Treasury Bond	3.00		2/15/47	707
389	U.S. Treasury Bond	3.00		5/15/42	393
647	U.S. Treasury Bond	3.13		2/15/43	666
425	U.S. Treasury Bond	3.13		2/15/42	438
1,010	U.S. Treasury Bond	3.13		8/15/44	1,038
416	U.S. Treasury Bond	3.13		11/15/41	429
1,130	U.S. Treasury Bond	3.38		5/15/44	1,213
620	U.S. Treasury Bond	3.50		2/15/39	680
1,280	U.S. Treasury Bond	3.63		2/15/44	1,431
900	U.S. Treasury Bond	3.63		8/15/43	1,006

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1,345	U.S. Treasury Bond	3.75	11/15/43	$1,533
230	U.S. Treasury Bond	3.75	8/15/41	262
185	U.S. Treasury Bond	3.88	8/15/40	214
400	U.S. Treasury Bond	4.25	5/15/39	486
540	U.S. Treasury Bond	4.25	11/15/40	658
546	U.S. Treasury Bond	4.38	5/15/41	678
300	U.S. Treasury Bond	4.38	11/15/39	371
363	U.S. Treasury Bond	4.38	5/15/40	449
280	U.S. Treasury Bond	4.38	2/15/38	344
400	U.S. Treasury Bond	4.50	8/15/39	502
195	U.S. Treasury Bond	4.50	5/15/38	244
325	U.S. Treasury Bond	4.50	2/15/36	401
673	U.S. Treasury Bond	4.63	2/15/40	860
70	U.S. Treasury Bond	4.75	2/15/37	89
825	U.S. Treasury Bond	4.75	2/15/41	1,075
235	U.S. Treasury Bond	5.00	5/15/37	309
230	U.S. Treasury Bond	5.25	2/15/29	283
282	U.S. Treasury Bond	5.25	11/15/28	346
299	U.S. Treasury Bond	5.38	2/15/31	383
85	U.S. Treasury Bond	6.00	2/15/26	105
235	U.S. Treasury Bond	6.13	11/15/27	302
150	U.S. Treasury Bond	6.13	8/15/29	199
320	U.S. Treasury Bond	6.25	5/15/30	434
122	U.S. Treasury Bond	6.25	8/15/23	144
100	U.S. Treasury Bond	6.38	8/15/27	130
218	U.S. Treasury Bond	6.50	11/15/26	281
200	U.S. Treasury Bond	6.75	8/15/26	261
100	U.S. Treasury Bond	7.25	8/15/22	120
295	U.S. Treasury Bond	7.63	2/15/25	387
7	U.S. Treasury Bond	7.88	2/15/21	8
400	U.S. Treasury Bond	8.00	11/15/21	476
350	U.S. Treasury Bond	8.13	8/15/19	378
110	U.S. Treasury Bond	8.13	8/15/21	130
35	U.S. Treasury Note	0.75	8/15/19	34
650	U.S. Treasury Note	0.75	7/15/19	638
380	U.S. Treasury Note	0.88	7/31/19	373
1,040	U.S. Treasury Note	0.88	9/15/19	1,020
745	U.S. Treasury Note	0.88	6/15/19	733
700	U.S. Treasury Note	0.88	4/15/19	691
416	U.S. Treasury Note	1.00	9/30/19	408
425	U.S. Treasury Note	1.00	11/30/19	416
1,120	U.S. Treasury Note	1.00	11/15/19	1,098
545	U.S. Treasury Note	1.00	10/15/19	535
600	U.S. Treasury Note	1.00	8/31/19	590
575	U.S. Treasury Note	1.13	12/31/19	564
520	U.S. Treasury Note	1.13	3/31/20	508
1,005	U.S. Treasury Note	1.13	8/31/21	961
750	U.S. Treasury Note	1.13	6/30/21	719
910	U.S. Treasury Note	1.13	2/28/21	877
1,075	U.S. Treasury Note	1.13	4/30/20	1,049
840	U.S. Treasury Note	1.13	7/31/21	804
325	U.S. Treasury Note	1.13	5/31/19	321
1,100	U.S. Treasury Note	1.13	9/30/21	1,051
800	U.S. Treasury Note	1.25	5/31/19	792
915	U.S. Treasury Note	1.25	3/31/21	885
710	U.S. Treasury Note	1.25	8/31/19	700
985	U.S. Treasury Note	1.25	7/31/23	919
1,000	U.S. Treasury Note	1.25	4/30/19	990
500	U.S. Treasury Note	1.25	6/30/19	494
850	U.S. Treasury Note	1.25	10/31/21	814
774	U.S. Treasury Note	1.25	1/31/20	760
475	U.S. Treasury Note	1.25	10/31/19	468
500	U.S. Treasury Note	1.25	2/29/20	490
650	U.S. Treasury Note	1.38	2/15/20	639
710	U.S. Treasury Note	1.38	7/31/19	702
500	U.S. Treasury Note	1.38	1/31/20	492

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$890	U.S. Treasury Note	1.38	6/30/23	$837
965	U.S. Treasury Note	1.38	4/30/20	946
610	U.S. Treasury Note	1.38	5/31/20	598
900	U.S. Treasury Note	1.38	3/31/20	884
900	U.S. Treasury Note	1.38	2/29/20	885
1,050	U.S. Treasury Note	1.38	1/15/20	1,033
1,120	U.S. Treasury Note	1.38	8/31/20	1,094
695	U.S. Treasury Note	1.38	9/30/19	686
773	U.S. Treasury Note	1.38	9/30/20	754
925	U.S. Treasury Note	1.38	10/31/20	902
1,140	U.S. Treasury Note	1.38	5/31/21	1,103
890	U.S. Treasury Note	1.38	9/15/20	869
750	U.S. Treasury Note	1.38	12/15/19	739
965	U.S. Treasury Note	1.38	1/31/21	938
635	U.S. Treasury Note	1.38	9/30/23	595
1,310	U.S. Treasury Note	1.38	4/30/21	1,270
1,000	U.S. Treasury Note	1.38	8/31/23	938
1,135	U.S. Treasury Note	1.50	5/31/19	1,126
605	U.S. Treasury Note	1.50	6/15/20	594
1,000	U.S. Treasury Note	1.50	11/30/19	988
1,450	U.S. Treasury Note	1.50	10/31/19	1,433
1,350	U.S. Treasury Note	1.50	2/28/23	1,283
1,800	U.S. Treasury Note	1.50	8/15/26	1,633
1,100	U.S. Treasury Note	1.50	1/31/22	1,060
615	U.S. Treasury Note	1.50	7/15/20	603
680	U.S. Treasury Note	1.50	8/15/20	667
1,355	U.S. Treasury Note	1.50	3/31/23	1,287
655	U.S. Treasury Note	1.50	4/15/20	644
905	U.S. Treasury Note	1.50	5/15/20	890
1,245	U.S. Treasury Note	1.50	5/31/20	1,223
750	U.S. Treasury Note	1.63	5/31/23	715
1,160	U.S. Treasury Note	1.63	6/30/19	1,152
1,200	U.S. Treasury Note	1.63	8/31/22	1,154
1,255	U.S. Treasury Note	1.63	4/30/19	1,248
500	U.S. Treasury Note	1.63	7/31/19	496
875	U.S. Treasury Note	1.63	11/30/20	858
1,580	U.S. Treasury Note	1.63	5/15/26	1,452
2,080	U.S. Treasury Note	1.63	2/15/26	1,918
650	U.S. Treasury Note	1.63	3/15/20	642
810	U.S. Treasury Note	1.63	4/30/23	773
1,270	U.S. Treasury Note	1.63	7/31/20	1,249
1,000	U.S. Treasury Note	1.63	12/31/19	989
1,400	U.S. Treasury Note	1.63	6/30/20	1,378
877	U.S. Treasury Note	1.63	11/15/22	842
370	U.S. Treasury Note	1.63	8/15/22	356
1,000	U.S. Treasury Note	1.63	10/15/20	982
635	U.S. Treasury Note	1.63	10/31/23	602
760	U.S. Treasury Note	1.63	8/31/19	754
850	U.S. Treasury Note	1.75	11/15/20	837
450	U.S. Treasury Note	1.75	5/15/22	437
815	U.S. Treasury Note	1.75	10/31/20	802
695	U.S. Treasury Note	1.75	11/30/19	689
1,395	U.S. Treasury Note	1.75	5/31/22	1,352
820	U.S. Treasury Note	1.75	3/31/22	797
780	U.S. Treasury Note	1.75	9/30/19	774
910	U.S. Treasury Note	1.75	4/30/22	883
1,045	U.S. Treasury Note	1.75	2/28/22	1,016
850	U.S. Treasury Note	1.75	6/30/22	824
915	U.S. Treasury Note	1.75	11/30/21	891
700	U.S. Treasury Note	1.75	1/31/23	674
1,000	U.S. Treasury Note	1.75	12/31/20	983
710	U.S. Treasury Note	1.75	9/30/22	686
1,603	U.S. Treasury Note	1.75	5/15/23	1,539
875	U.S. Treasury Note	1.88	8/31/22	851
665	U.S. Treasury Note	1.88	5/31/22	648
930	U.S. Treasury Note	1.88	7/31/22	905

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$850	U.S. Treasury Note	1.88	10/31/22	$826
765	U.S. Treasury Note	1.88	8/31/24	729
625	U.S. Treasury Note	1.88	11/30/21	612
850	U.S. Treasury Note	1.88	3/31/22	829
910	U.S. Treasury Note	1.88	9/30/22	884
1,000	U.S. Treasury Note	1.88	1/31/22	977
1,000	U.S. Treasury Note	1.88	4/30/22	975
925	U.S. Treasury Note	1.88	2/28/22	903
420	U.S. Treasury Note	1.88	6/30/20	416
635	U.S. Treasury Note	1.88	12/15/20	627
685	U.S. Treasury Note	1.88	12/31/19	680
660	U.S. Treasury Note	2.00	7/31/20	655
1,538	U.S. Treasury Note	2.00	2/15/23	1,498
900	U.S. Treasury Note	2.00	8/31/21	886
938	U.S. Treasury Note	2.00	2/15/22	921
800	U.S. Treasury Note	2.00	9/30/20	793
1,000	U.S. Treasury Note	2.00	10/31/21	984
670	U.S. Treasury Note	2.00	1/15/21	663
1,350	U.S. Treasury Note	2.00	11/30/22	1,317
700	U.S. Treasury Note	2.00	2/28/21	692
900	U.S. Treasury Note	2.00	10/31/22	879
725	U.S. Treasury Note	2.00	1/31/20	721
550	U.S. Treasury Note	2.00	11/30/20	545
1,110	U.S. Treasury Note	2.00	11/15/21	1,092
745	U.S. Treasury Note	2.00	5/31/24	717
1,000	U.S. Treasury Note	2.00	12/31/21	982
2,025	U.S. Treasury Note	2.00	2/15/25	1,936
1,540	U.S. Treasury Note	2.00	11/15/26	1,451
840	U.S. Treasury Note	2.00	7/31/22	822
760	U.S. Treasury Note	2.00	4/30/24	732
1,680	U.S. Treasury Note	2.00	8/15/25	1,600
940	U.S. Treasury Note	2.00	6/30/24	904
700	U.S. Treasury Note	2.00	5/31/21	691
1,680	U.S. Treasury Note	2.13	12/31/22	1,647
1,175	U.S. Treasury Note	2.13	3/31/24	1,141
750	U.S. Treasury Note	2.13	11/30/23	730
1,660	U.S. Treasury Note	2.13	5/15/25	1,598
1,000	U.S. Treasury Note	2.13	6/30/21	990
600	U.S. Treasury Note	2.13	8/31/20	597
800	U.S. Treasury Note	2.13	12/31/21	790
750	U.S. Treasury Note	2.13	1/31/21	744
945	U.S. Treasury Note	2.13	6/30/22	930
1,115	U.S. Treasury Note	2.13	7/31/24	1,080
745	U.S. Treasury Note	2.13	11/30/24	719
750	U.S. Treasury Note	2.13	9/30/24	725
785	U.S. Treasury Note	2.13	9/30/21	776
1,095	U.S. Treasury Note	2.13	8/15/21	1,083
760	U.S. Treasury Note	2.13	2/29/24	738
785	U.S. Treasury Note	2.25	7/31/21	780
735	U.S. Treasury Note	2.25	2/15/21	732
1,700	U.S. Treasury Note	2.25	2/15/27	1,633
950	U.S. Treasury Note	2.25	12/31/23	931
1,955	U.S. Treasury Note	2.25	11/15/24	1,903
1,000	U.S. Treasury Note	2.25	3/31/21	995
845	U.S. Treasury Note	2.25	3/31/20	844
1,350	U.S. Treasury Note	2.25	10/31/24	1,315
740	U.S. Treasury Note	2.25	12/31/24	720
1,875	U.S. Treasury Note	2.25	11/15/25	1,814
790	U.S. Treasury Note	2.25	2/29/20	790
700	U.S. Treasury Note	2.25	4/30/21	697
1,900	U.S. Treasury Note	2.25	8/15/27	1,820
1,845	U.S. Treasury Note	2.25	11/15/27	1,766
1,675	U.S. Treasury Note	2.38	8/15/24	1,646
500	U.S. Treasury Note	2.38	1/31/23	496
1,560	U.S. Treasury Note	2.38	5/15/27	1,512
790	U.S. Treasury Note	2.38	3/15/21	790

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$700	U.S. Treasury Note	2.38		12/31/20	$700
990	U.S. Treasury Note	2.50		3/31/23	987
2,105	U.S. Treasury Note	2.50		5/15/24	2,087
1,370	U.S. Treasury Note	2.50		8/15/23	1,363
700	U.S. Treasury Note	2.50		1/31/25	692
985	U.S. Treasury Note	2.63		2/28/23	988
1,377	U.S. Treasury Note	2.63		8/15/20	1,385
1,353	U.S. Treasury Note	2.63		11/15/20	1,361
750	U.S. Treasury Note	2.63		3/31/25	747
1,370	U.S. Treasury Note	2.75		2/15/28	1,370
1,317	U.S. Treasury Note	2.75		11/15/23	1,326
1,415	U.S. Treasury Note	2.75		2/15/24	1,423
820	U.S. Treasury Note	2.75		2/28/25	823
1,130	U.S. Treasury Note	3.13		5/15/19	1,142
700	U.S. Treasury Note	3.13		5/15/21	714
1,082	U.S. Treasury Note	3.38		11/15/19	1,101
825	U.S. Treasury Note	3.50		5/15/20	845
1,152	U.S. Treasury Note	3.63		2/15/21	1,191
1,260	U.S. Treasury Note	3.63		2/15/20	1,291
800	U.S. Treasury Note	3.63		8/15/19	815
150	U.S. Treasury Note	5.50		8/15/28	187

	Total U.S. Treasury Obligations				210,016

	Yankee Dollar — 0.06%
115	AID-Israel (Sovereign Bond)	5.50		9/18/23	130

	Total Yankee Dollar				130

	Time Deposit — 0.28%
611	State Street Liquidity Management Control System Eurodollar Time Deposit	0.46		4/2/18	611

	Total Time Deposit				611

Shares
	Mutual Fund — 0.24%
539,775	State Street Institutional Treasury Plus Money Market Fund, Trust Class	1.50	(c)		540

	Total Mutual Fund				540

	Total Investments (cost $223,567) — 100.04%				220,657
	Liabilities in excess of other assets — (0.04)%				(90)

	Net Assets — 100.00%				$220,567

(a)	Zero Coupon Security. Effective rate shown is as of March 31, 2018.

(b)	Rate disclosed represents effective yield at purchase.

(c)	The rate disclosed is the rate in effect on March 31, 2018.

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The U.S. Government Fixed Income Securities Portfolio	Mellon Capital Management Corporation*	HC Capital Solutions	Total
U.S. Government Agency Securities	4.24%	—	4.24%
U.S. Treasury Obligations	95.22%	—	95.22%
Yankee Dollar	0.06%	—	0.06%
Time Deposit	0.28%	—	0.28%
Mutual Fund	—	0.24%	0.24%
Other Assets (Liabilities)	-0.04%	0.00%	-0.04%

Total Net Assets	99.76%	0.24%	100.00%

*	BNY Mellon Asset Management North America Corporation

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Inflation Protected Securities Portfolio

Portfolio of Investments — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	U.S. Treasury Obligations — 99.34%
$4,732	U.S. Treasury Inflation Index Bond	0.63		2/15/43	$4,450
6,402	U.S. Treasury Inflation Index Bond	0.75		2/15/42	6,220
7,957	U.S. Treasury Inflation Index Bond	0.75		2/15/45	7,653
5,733	U.S. Treasury Inflation Index Bond	0.88		2/15/47	5,676
5,845	U.S. Treasury Inflation Index Bond	1.00		2/15/46	5,971
2,313	U.S. Treasury Inflation Index Bond	1.00		2/15/48	2,367
7,140	U.S. Treasury Inflation Index Bond	1.38		2/15/44	7,921
5,413	U.S. Treasury Inflation Index Bond	1.75		1/15/28	5,945
6,746	U.S. Treasury Inflation Index Bond	2.00		1/15/26	7,443
2,863	U.S. Treasury Inflation Index Bond	2.13		2/15/40	3,607
3,643	U.S. Treasury Inflation Index Bond	2.13		2/15/41	4,616
5,427	U.S. Treasury Inflation Index Bond	2.38		1/15/27	6,212
9,259	U.S. Treasury Inflation Index Bond	2.38		1/15/25	10,361
5,241	U.S. Treasury Inflation Index Bond	2.50		1/15/29	6,201
2,115	U.S. Treasury Inflation Index Bond	3.38		4/15/32	2,843
4,574	U.S. Treasury Inflation Index Bond	3.63		4/15/28	5,858
5,565	U.S. Treasury Inflation Index Bond	3.88		4/15/29	7,399
14,734	U.S. Treasury Inflation Index Note	0.13		4/15/22	14,520
14,466	U.S. Treasury Inflation Index Note	0.13		1/15/23	14,217
17,368	U.S. Treasury Inflation Index Note	0.13		4/15/19	17,352
14,068	U.S. Treasury Inflation Index Note	0.13		7/15/24	13,734
17,390	U.S. Treasury Inflation Index Note	0.13		4/15/20	17,319
13,961	U.S. Treasury Inflation Index Note	0.13		1/15/22	13,807
14,399	U.S. Treasury Inflation Index Note	0.13		7/15/22	14,249
15,123	U.S. Treasury Inflation Index Note	0.13		4/15/21	14,989
11,895	U.S. Treasury Inflation Index Note	0.13		7/15/26	11,421
14,100	U.S. Treasury Inflation Index Note	0.25		1/15/25	13,778
11,657	U.S. Treasury Inflation Index Note	0.38		7/15/27	11,360
14,083	U.S. Treasury Inflation Index Note	0.38		7/15/25	13,893
11,804	U.S. Treasury Inflation Index Note	0.38		1/15/27	11,493
14,350	U.S. Treasury Inflation Index Note	0.38		7/15/23	14,295
7,927	U.S. Treasury Inflation Index Note	0.50		1/15/28	7,777
12,684	U.S. Treasury Inflation Index Note	0.63		1/15/26	12,670
12,647	U.S. Treasury Inflation Index Note	0.63		7/15/21	12,796
14,308	U.S. Treasury Inflation Index Note	0.63		1/15/24	14,374
11,914	U.S. Treasury Inflation Index Note	1.13		1/15/21	12,183
10,417	U.S. Treasury Inflation Index Note	1.25		7/15/20	10,692
6,775	U.S. Treasury Inflation Index Note	1.38		1/15/20	6,919
5,580	U.S. Treasury Inflation Index Note	1.88		7/15/19	5,729

	Total U.S. Treasury Obligations				380,310

Shares
	Mutual Fund — 0.66%
2,523,005	State Street Institutional Treasury Plus Money Market Fund, Trust Class	1.50	(a)		2,523

	Total Mutual Fund				2,523

	Total Investments (cost $381,815) — 100.00%				382,833
	Other assets in excess of liabilities — 0.00%				16

	Net Assets — 100.00%				$382,849

(a)	The rate disclosed is the rate in effect on March 31, 2018.

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Inflation Protected Securities Portfolio	Mellon Capital Management Corporation*	HC Capital Solutions	Total
U.S. Treasury Obligations	99.34%	—	99.34%
Mutual Fund	0.00%	0.66%	0.66%
Other Assets (Liabilities)	-0.11%	0.11%	0.00%

Total Net Assets	99.23%	0.77%	100.00%

*	Part of BNY Mellon Asset Management North America Corporation

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds — 83.13%
$2,220	Abbott Laboratories (Health Care Equipment & Supplies), Callable 9/30/23 @ 100.00	3.40	11/30/23	$2,203
1,445	Abbott Laboratories (Health Care Equipment & Supplies), Callable 8/30/26 @ 100.00	3.75	11/30/26	1,436
189	AbbVie, Inc. (Biotechnology)	4.40	11/6/42	186
2,075	AbbVie, Inc. (Biotechnology), Callable 11/14/34 @ 100.00	4.50	5/14/35	2,122
570	Alabama Power Co., Series B (Electric Utilities), Callable 6/1/47 @ 100.00	3.70	12/1/47	546
155	Alabama Power Co. (Electric Utilities), Callable 2/15/44 @ 100.00	4.15	8/15/44	161
3,375	American Express Co. (Consumer Finance), Callable 7/1/22 @ 100.00	2.50	8/1/22	3,253
755	American Express Credit, MTN (Consumer Finance), Callable 1/31/22 @ 100.00	2.70	3/3/22	739
3,825	Ameriprise Financial, Inc. (Capital Markets)	3.70	10/15/24	3,865
1,515	Amgen, Inc. (Biotechnology), Callable 4/11/22 @ 100.00	2.65	5/11/22	1,478
2,235	Amgen, Inc. (Biotechnology), Callable 2/1/25 @ 100.00	3.13	5/1/25	2,156
1,320	Amgen, Inc. (Biotechnology), Callable 8/15/21 @ 100.00	3.88	11/15/21	1,349
520	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2.95	1/12/21	518
1,408	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment), Callable 9/5/26 @ 100.00	3.50	12/5/26	1,372
1,680	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment), Callable 9/15/25 @ 100.00	3.90	12/15/25	1,696
6,158	Anheuser-Busch InBev Finance, Inc. (Beverages), Callable 11/1/25 @ 100.00	3.65	2/1/26	6,118
1,910	Anheuser-Busch InBev Finance, Inc. (Beverages), Callable 8/1/45 @ 100.00	4.90	2/1/46	2,056
1,730	Anthem, Inc. (Health Care Providers & Services)	3.13	5/15/22	1,707
1,095	Anthem, Inc. (Health Care Providers & Services), Callable 9/1/27 @ 100.00	3.65	12/1/27	1,058
1,035	Anthem, Inc. (Health Care Providers & Services), Callable 5/15/21 @ 100.00	3.70	8/15/21	1,047
115	Anthem, Inc. (Health Care Providers & Services)	4.63	5/15/42	116
750	Archer-Daniels-Midland Co. (Food Products)	4.02	4/16/43	738
300	AT&T, Inc. (Diversified Telecommunication Services)	2.85	2/14/23	301
1,095	AT&T, Inc. (Diversified Telecommunication Services), Callable 5/14/27 @ 100.00	3.90	8/14/27	1,102
3,955	AT&T, Inc. (Diversified Telecommunication Services), Callable 1/1/24 @ 100.00	4.45	4/1/24	4,081
1,730	AT&T, Inc. (Diversified Telecommunication Services)	5.35	9/1/40	1,813
585	AT&T, Inc. (Diversified Telecommunication Services)	5.55	8/15/41	629
265	Atmos Energy Corp. (Gas Utilities), Callable 4/15/44 @ 100.00	4.13	10/15/44	274
9,553	Bank of America Corp., MTN (Banks)	3.88	8/1/25	9,620
1,033	Bank One Corp. (Banks)	8.00	4/29/27	1,331
1,820	Berkshire Hathaway, Inc. (Diversified Financial Services), Callable 8/1/44 @ 100.00	4.50	2/1/45	1,942
300	Bunge Limited Finance Corp. (Food Products), Callable 8/25/22 @ 100.00	3.00	9/25/22	290
1,265	Bunge Limited Finance Corp. (Food Products), Callable 5/15/26 @ 100.00	3.25	8/15/26	1,189
935	Bunge Limited Finance Corp. (Food Products)	8.50	6/15/19	993
1,013	Capital One Financial Corp. (Consumer Finance)	3.50	6/15/23	1,000
1,708	Capital One Financial Corp. (Consumer Finance)	4.75	7/15/21	1,781
2,030	Chubb INA Holdings, Inc. (Insurance)	3.15	3/15/25	1,986
700	Cisco Systems, Inc. (Communications Equipment)	5.50	1/15/40	877
6,335	Citigroup, Inc. (Banks), Callable 11/8/21 @ 100.00	2.90	12/8/21	6,237
3,460	Citigroup, Inc. (Banks)	3.40	5/1/26	3,338
695	Citigroup, Inc. (Banks)	4.50	1/14/22	722
500	Comcast Corp. (Media), Callable 9/1/37 @ 100.00	3.90	3/1/38	485
50	Comcast Corp. (Media)	4.65	7/15/42	52
2,185	Comcast Corp. (Media)	4.75	3/1/44	2,301
2,220	ConocoPhillips (Oil, Gas & Consumable Fuels)	6.50	2/1/39	2,907
175	Consolidated Edison Company of New York, Inc., Series 08-B (Multi-Utilities)	6.75	4/1/38	239
765	Constellation Brands, Inc. (Beverages)	4.75	12/1/25	805
1,650	Constellation Brands, Inc. (Beverages)	4.75	11/15/24	1,734
1,500	CSX Corp. (Road & Rail)	6.22	4/30/40	1,872
750	CVS Health Corp. (Food & Staples Retailing), Callable 5/1/21 @ 100.00	2.13	6/1/21	724
3,094	CVS Health Corp. (Food & Staples Retailing), Callable 9/1/22 @ 100.00	2.75	12/1/22	2,978
1,475	CVS Health Corp. (Food & Staples Retailing), Callable 12/25/27 @ 100.00	4.30	3/25/28	1,484
1,388	Delphi Corp. (Auto Components), Callable 12/15/23 @ 100.00	4.15	3/15/24	1,423

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$235	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 2/15/22 @ 100.00	3.25	5/15/22	$232
925	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 4/15/21 @ 100.00	4.00	7/15/21	942
1,765	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00	5.60	7/15/41	1,984
605	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 9/15/25 @ 100.00	5.85	12/15/25	687
1,825	Digital Realty Trust LP (Equity Real Estate Investment Trusts), Callable 1/1/23 @ 100.00	2.75	2/1/23	1,751
1,830	Dominion Gas Holdings LLC (Multi-Utilities), Callable 9/15/24 @ 100.00	3.60	12/15/24	1,831
2,000	Dominion Resources, Inc. (Multi-Utilities)	5.20	8/15/19	2,063
800	Dow Chemical Co. (The) (Chemicals), Callable 7/1/24 @ 100.00	3.50	10/1/24	792
120	Dow Chemical Co. (The) (Chemicals), Callable 4/1/34 @ 100.00	4.25	10/1/34	120
263	Dow Chemical Co. (The) (Chemicals), Callable 5/15/41 @ 100.00	5.25	11/15/41	291
200	Duke Energy Carolinas LLC (Electric Utilities), Callable 6/15/41 @ 100.00	4.25	12/15/41	208
1,785	Duke Energy Corp. (Electric Utilities), Callable 6/1/26 @ 100.00	2.65	9/1/26	1,628
965	Duke Energy Corp. (Electric Utilities), Callable 1/15/24 @ 100.00	3.75	4/15/24	965
555	Duke Energy Progress LLC (Electric Utilities), Callable 2/15/45 @ 100.00	4.20	8/15/45	575
1,000	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 11/15/24 @ 100.00	3.75	2/15/25	1,004
2,782	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85	3/15/44	2,908
995	FedEx Corp. (Air Freight & Logistics)	4.90	1/15/34	1,072
1,470	Fiserv, Inc. (IT Services), Callable 5/1/20 @ 100.00	2.70	6/1/20	1,460
1,195	Fiserv, Inc. (IT Services), Callable 3/1/25 @ 100.00	3.85	6/1/25	1,206
841	Gilead Sciences, Inc. (Biotechnology), Callable 12/1/25 @ 100.00	3.65	3/1/26	844
875	Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00	4.50	2/1/45	906
393	GlaxoSmithKline PLC (Pharmaceuticals)	6.38	5/15/38	517
5,615	Goldman Sachs Group, Inc. (Capital Markets), Callable 10/23/24 @ 100.00	3.50	1/23/25	5,504
2,420	Goldman Sachs Group, Inc. (Capital Markets)	5.25	7/27/21	2,563
1,440	International Business Machines Corp. (IT Services)	3.63	2/12/24	1,463
755	International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00	6.00	11/15/41	863
480	Interpublic Group of Companies, Inc. (Media)	4.00	3/15/22	487
2,130	Interpublic Group of Companies, Inc. (Media)	4.20	4/15/24	2,170
2,870	JPMorgan Chase & Co. (Banks), Callable 10/23/24 @ 100.00	3.13	1/23/25	2,766
1,736	JPMorgan Chase & Co. (Banks)	3.63	5/13/24	1,731
2,045	JPMorgan Chase & Co. (Banks)	4.35	8/15/21	2,118
1,500	JPMorgan Chase & Co. (Banks)	4.50	1/24/22	1,559
85	Lincoln National Corp. (Insurance)	4.85	6/24/21	89
665	Lincoln National Corp. (Insurance)	7.00	6/15/40	873
1,080	Lockheed Martin Corp. (Aerospace & Defense), Callable 11/15/35 @ 100.00	4.50	5/15/36	1,143
295	LYB International Finance BV (Chemicals), Callable 9/15/43 @ 100.00	4.88	3/15/44	307
455	Martin Marietta Materials, Inc. (Construction Materials), Callable 3/1/27 @ 100.00	3.45	6/1/27	435
1,080	Martin Marietta Materials, Inc. (Construction Materials), Callable 4/2/24 @ 100.00	4.25	7/2/24	1,105
585	Medtronic, Inc. (Health Care Equipment & Supplies)	4.63	3/15/45	640
295	Medtronic, Inc. (Health Care Equipment & Supplies), Callable 9/15/43 @ 100.00	4.63	3/15/44	320
670	MetLife, Inc. (Insurance)	3.00	3/1/25	644
594	MetLife, Inc. (Insurance)	6.50	12/15/32	755
3,475	Microsoft Corp. (Software), Callable 8/6/56 @ 100.00	4.50	2/6/57	3,802
2,679	MidAmerican Energy Holdings Co. (Electric Utilities)	6.13	4/1/36	3,410
3,635	National Rural Utilities Cooperative Finance Corp. (Diversified Financial Services), Callable 12/7/23 @ 100.00	2.95	2/7/24	3,557
2,625	Nucor Corp. (Metals & Mining), Callable 6/15/22 @ 100.00	4.13	9/15/22	2,732
760	Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00	5.20	8/1/43	876
1,610	NVIDIA Corp. (Semiconductors & Semiconductor Equipment), Callable 6/16/26 @ 100.00	3.20	9/16/26	1,551
380	Oracle Corp. (Software), Callable 11/15/44 @ 100.00	4.13	5/15/45	382
785	Oracle Corp. (Software)	5.38	7/15/40	940
1,590	Oracle Corp. (Software)	6.50	4/15/38	2,114
800	Philip Morris International, Inc. (Tobacco)	4.50	3/20/42	827

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,750	PNC Bank NA (Banks), Callable 10/6/20 @ 100.00	2.45		11/5/20	$1,723
1,000	PNC Bank NA (Banks), Callable 5/2/25 @ 100.00	3.25		6/1/25	978
1,025	PNC Financial Services Group, Inc. (Banks)	2.85	(a)	11/9/22	1,008
327	Procter & Gamble Co. (The) (Household Products)	9.36		1/1/21	356
1,227	Progress Energy, Inc. (Electric Utilities)	6.00		12/1/39	1,516
152	Prudential Financial, Inc. (Insurance)	6.63		6/21/40	202
265	Public Service Electric & Gas Co. (Multi-Utilities), Callable 3/1/42 @ 100.00	3.65		9/1/42	256
175	Reed Elsevier N.V. (Professional Services), Callable 7/15/22 @ 100.00	3.13		10/15/22	173
975	Reed Elsevier N.V. (Professional Services)	8.63		1/15/19	1,018
515	RELX Capital, Inc. (Professional Services), Callable 2/16/23 @ 100.00	3.50		3/16/23	515
450	Rock-Tenn Co. (Containers & Packaging)	4.45		3/1/19	456
1,014	Rockwell Collins, Inc. (Aerospace & Defense), Callable 12/15/26 @ 100.00	3.50		3/15/27	978
215	Roper Industries, Inc. (Industrial Conglomerates), Callable 8/15/22 @ 100.00	3.13		11/15/22	213
1,950	Roper Technologies, Inc. (Industrial Conglomerates), Callable 9/15/25 @ 100.00	3.85		12/15/25	1,967
85	Ryder System, Inc., MTN (Road & Rail), Callable 8/1/21 @ 100.00	2.25		9/1/21	82
1,050	Ryder System, Inc. (Road & Rail), Callable 2/1/22 @ 100.00	2.80		3/1/22	1,028
375	Sherwin-Williams Co. (The) (Chemicals), Callable 5/1/25 @ 100.00	3.45		8/1/25	369
615	Southern California Gas Co. (Gas Utilities), Callable 6/15/24 @ 100.00	3.15		9/15/24	611
695	Southwest Airlines Co. (Airlines), Callable 8/15/26 @ 100.00	3.00		11/15/26	653
1,177	Southwest Airlines Co. 2007-1 Trust (Airlines)	6.15		8/1/22	1,264
2,530	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 10/15/22 @ 100.00	3.45		1/15/23	2,457
1,225	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00	4.95		1/15/43	1,109
1,045	SunTrust Banks, Inc. (Banks), Callable 2/3/21 @ 100.00	2.90		3/3/21	1,038
600	SunTrust Banks, Inc. (Banks), Callable 4/15/26 @ 100.00	3.30		5/15/26	572
2,091	TC Pipelines LP (Oil, Gas & Consumable Fuels), Callable 12/13/24 @ 100.00	4.38		3/13/25	2,108
2,000	The Dow Chemical Co. (Chemicals)	8.55		5/15/19	2,123
825	The Home Depot, Inc. (Specialty Retail)	5.88		12/16/36	1,059
2,220	The Sherwin-Williams Co. (Chemicals), Callable 4/1/24 @ 100.00	3.13		6/1/24	2,146
1,671	The Travelers Companies, Inc. (Insurance)	6.25		6/15/37	2,149
1,000	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services), Callable 2/15/23 @ 100.00	3.00		4/15/23	976
1,535	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services), Callable 11/1/23 @ 100.00	4.15		2/1/24	1,576
775	Toyota Motor Credit Corp., MTN (Consumer Finance)	3.30		1/12/22	784
840	Twenty-First Century Fox, Inc. (Media), Callable 3/15/44 @ 100.00	4.75		9/15/44	908
1,848	Twenty-First Century Fox, Inc. (Media)	6.20		12/15/34	2,293
890	United Parcel Service, Inc. (Air Freight & Logistics)	6.20		1/15/38	1,150
674	United Technologies Corp. (Aerospace & Defense)	4.50		6/1/42	684
598	UnitedHealth Group, Inc. (Health Care Providers & Services)	6.88		2/15/38	820
865	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	6.63		6/15/37	1,091
270	Ventas Realty LP (Equity Real Estate Investment Trusts), Callable 5/15/22 @ 100.00	3.25		8/15/22	268
1,245	Ventas Realty LP (Equity Real Estate Investment Trusts), Callable 11/1/24 @ 100.00	3.50		2/1/25	1,212
1,292	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.01		8/21/54	1,283
6,335	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.15		9/15/23	6,831
820	Virginia Electric & Power Co. (Electric Utilities), Callable 2/15/43 @ 100.00	4.65		8/15/43	890
530	Waste Management, Inc. (Commercial Services & Supplies), Callable 12/1/24 @ 100.00	3.13		3/1/25	515
3,995	Wells Fargo & Co. (Banks)	3.00		2/19/25	3,804
1,965	Wells Fargo & Co. (Banks)	3.30		9/9/24	1,916
2,660	Wells Fargo & Co., MTN (Banks)	4.60		4/1/21	2,761
1,375	WestRock Co. (Containers & Packaging)	4.90		3/1/22	1,446
340	Westvaco Corp. (Containers & Packaging)	8.20		1/15/30	458
832	XTO Energy, Inc. (Oil, Gas & Consumable Fuels)	6.75		8/1/37	1,144

	Total Corporate Bonds				227,079

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Yankee Dollars — 14.25%
$800	America Movil SAB de CV (Wireless Telecommunication Services)	6.13		11/15/37	$954
1,800	Barclays PLC (Banks)	3.20		8/10/21	1,779
430	BHP Billiton Ltd. (Metals & Mining)	5.00		9/30/43	497
2,094	BP Capital Markets PLC (Oil, Gas & Consumable Fuels)	3.54		11/4/24	2,099
1,246	British Telecommunications PLC (Diversified Telecommunication Services)	9.13		12/15/30	1,819
1,305	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 12/15/22 @ 100.00	2.95		1/15/23	1,266
520	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 8/15/21 @ 100.00	3.45		11/15/21	524
850	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 3/1/27 @ 100.00	3.85		6/1/27	831
640	Canadian Pacific Railway Co. (Road & Rail), Callable 11/1/24 @ 100.00	2.90		2/1/25	615
2,390	Canadian Pacific Railway Co. (Road & Rail), Callable 12/15/22 @ 100.00	4.45		3/15/23	2,504
1,106	Deutsche Telekom International Finance BV (Diversified Financial Services)	8.75	(a)	6/15/30	1,563
1,285	HSBC Holdings PLC (Banks)	4.00		3/30/22	1,316
500	HSBC Holdings PLC (Banks)	4.88		1/14/22	525
2,325	HSBC Holdings PLC (Banks)	5.10		4/5/21	2,447
500	HSBC Holdings PLC (Banks)	6.80		6/1/38	640
645	Iberdrola International BV (Electric Utilities)	5.81		3/15/25	724
1,445	Iberdrola International BV (Electric Utilities)	6.75		7/15/36	1,845
405	LyondellBasell Industries N.V. (Chemicals)	4.00		7/15/23	412
321	LyondellBasell Industries N.V. (Chemicals), Callable 8/26/54 @ 100.00	4.63		2/26/55	313
1,600	LyondellBasell Industries N.V. (Chemicals), Callable 1/15/24 @ 100.00	5.75		4/15/24	1,758
1,043	Orange SA (Diversified Telecommunication Services)	9.00		3/1/31	1,525
2,600	Shell International Finance BV (Oil, Gas & Consumable Fuels)	6.38		12/15/38	3,448
1,700	Statoil ASA (Oil, Gas & Consumable Fuels)	3.25		11/10/24	1,683
995	Statoil ASA (Oil, Gas & Consumable Fuels)	5.10		8/17/40	1,165
1,221	Statoil ASA (Oil, Gas & Consumable Fuels)	7.75		6/15/23	1,472
93	Telefonica Emisiones SAU (Diversified Telecommunication Services)	5.13		4/27/20	97
745	Telefonica Emisiones SAU (Diversified Telecommunication Services)	7.05		6/20/36	944
1,260	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	2.50		8/1/22	1,226
1,040	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.10		6/1/40	1,277
451	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.20		10/15/37	556
946	Vodafone Group PLC (Wireless Telecommunication Services)	6.15		2/27/37	1,094

	Total Yankee Dollars				38,918

Shares
	Mutual Funds — 1.02%
907,205	SSgA U.S. Government Money Market Fund, Premier Class	1.50	(b)		907
1,885,381	State Street Institutional Treasury Plus Money Market Fund, Trust Class	1.50	(b)		1,886

	Total Mutual Funds				2,793

	Total Investments (cost $272,565) — 98.40%				268,790
	Other assets in excess of liabilities — 1.60%				4,368

	Net Assets — 100.00%				$273,158

(a)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at March 31, 2018.

(b)	The rate disclosed is the rate in effect on March 31, 2018.

MTN — Medium Term Note

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The U.S. Corporate Fixed Income Securities Portfolio	Agincourt Capital Management, LLC	HC Capital Solutions	Total
Corporate Bonds	83.13%	—	83.13%
Yankee Dollars	14.25%	—	14.25%
Mutual Funds	0.33%	0.69%	1.02%
Other Assets (Liabilities)	1.68%	-0.08%	1.60%

Total Net Assets	99.39%	0.61%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Asset Backed Securities — 1.67%
$200	American Express Credit Account Master Trust, Series 2017-1, Class A	1.93		9/15/22	$197
270	BMW Vehicle Lease Trust, Series 2017-1, Class A4, Callable 10/20/19 @ 100.00	2.18		6/22/20	268
200	BMW Vehicle Owner Trust, Series 2016-A, Class A4, Callable 4/25/20 @ 100.00	1.37		12/27/22	196
165	Capital One Multi-Asset Execution Trust, Series 2016-A3, Class A3	1.34		4/15/22	163
150	Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4	1.99		7/17/23	147
125	Capital One Multi-Asset Execution Trust, Series 2017-A1, Class A1	2.00		1/17/23	123
200	Capital One Multi-Asset Execution Trust, Series 2017-A3, Class A3	2.43		1/15/25	197
100	CarMax Auto Owner Trust, Series 2017-2, Class A4, Callable 10/15/20 @ 100.00	2.25		9/15/22	98
300	Chase Issuance Trust (CHAIT), Series 2016-A2, Class A	1.37		6/15/21	296
270	Chase Issuance Trust (CHAIT), Series 2015-A4, Class A	1.84		4/15/22	265
100	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1	2.88		1/23/23	100
200	Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.12		12/15/21	199
100	Discover Card Execution Note Trust, Series 2017-A2, Class A2	2.39		7/15/24	98
100	Synchrony Credit Card Master Note Trust, Series 2016-1, Class A	2.04		3/15/22	100
66	Toyota Auto Receivables Owner Trust, Series 2016-B, Class A3, Callable 1/15/20 @ 100.00	1.30		4/15/20	65
300	Toyota Auto Receivables Owner Trust, Series 2017-A, Class A3, Callable 12/15/20 @ 100.00	1.73		2/16/21	298
200	Toyota Auto Receivables Owner Trust, Series 2018-A, Class A4, Callable 9/15/21 @ 100.00	2.52		5/15/23	198
250	World Omni Auto Receivables, Series 2017-A, Class A3, Callable 10/15/20 @ 100.00	1.93		9/15/22	247

	Total Asset Backed Securities				3,255

	Collateralized Mortgage Obligations — 6.14%
250	Bank, Series 2017-BNK9, Class ASB	3.47		11/15/54	250
200	Bank of America Commercial Mortgage Trust, Series 2017-BNK3, Class A2	3.12		2/15/50	200
100	Bank of America Commercial Mortgage Trust, Series 2017-BNK3, Class ASB	3.37		2/15/50	100
228	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4	2.88		2/10/48	221
183	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5	3.14		2/10/48	180
100	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4	3.31		4/10/49	98
100	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5	3.62		2/10/49	101
228	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4	3.62		7/10/47	232
100	Commercial Mortgage Trust, Series 2014-LC15, Class A2	2.84		4/10/47	100
183	Commercial Mortgage Trust, Series 2015-LC19, Class A4	3.18		2/10/48	180
80	Commercial Mortgage Trust, Series 2015-DC1, Class A5	3.35		2/10/48	79
256	Commercial Mortgage Trust, Series 2013-CR8, Class A5	3.61 (US LIBOR)	(a)	6/10/46	261
100	Commercial Mortgage Trust, Series 2014-UBS4, Class AM	3.97		8/10/47	101
100	Commercial Mortgage Trust, Series 2013-CR11, Class B	5.16 (US LIBOR)	(a)	8/10/50	106
200	CSAIL Commercial Mortgage Trust, Series 2016-C7, Class ASB	3.31		11/15/49	199
141	Fannie Mae-ACES, Series 2016-M6, Class A1	2.14		5/25/26	137
28	Fannie Mae-ACES, Series 2013-M14, Class APT	2.52	(a)	4/25/23	28
53	Fannie Mae-ACES, Series 2017-M8, Class A1	2.65		5/25/27	52
283	Fannie Mae-ACES, Series 2015-M3, Class A2	2.72		10/25/24	277
274	Fannie Mae-ACES, Series 2012-M1, Class A2	2.73		10/25/21	272
200	Fannie Mae-ACES, Series 2017-M7, Class A2	2.96		2/25/27	196
64	Fannie Mae-ACES, Series 2012-M4, Class 1A2	2.98		4/25/22	64
250	Fannie Mae-ACES, Series 2017-M11, Class A2	2.98		8/25/29	242
300	Fannie Mae-ACES, Series 2017-M12, Class A2	3.08	(a)	6/25/27	297
228	Fannie Mae-ACES, Series 2014-M9, Class A2	3.10 (US LIBOR)	(a)	7/25/24	229
200	Fannie Mae-ACES, Series 2017 M15, Class ATS2	3.14	(a)	11/25/27	197
46	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K023, Class A2	2.31		8/25/22	45
97	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K058, Class A1	2.34		7/25/26	93
183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K027, Class A2	2.64		1/25/23	180

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$350	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K055, Class A2	2.67		3/25/26	$340
119	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.87		12/25/21	119
69	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A1	3.02		2/25/23	69
183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A2	3.06 (US LIBOR)	(a)	7/25/23	184
365	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K043, Class A2	3.06		12/25/24	366
274	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K716, Class A2	3.13		6/25/21	276
183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A2	3.31 (US LIBOR)	(a)	5/25/23	186
183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.32		2/25/23	186
100	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K047, Class A2, Callable 5/11/25 @ 100.00	3.33		5/25/25	102
112	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class A2	3.87		4/25/21	115
205	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K012, Class A2	4.18		12/25/20	213
183	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K006, Class A2	4.25		1/25/20	187
110	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K010, Class A2	4.33		10/25/20	113
230	GS Mortgage Securities Trust, Series 2016-GS2, Class A3	2.79		5/10/49	219
100	GS Mortgage Securities Trust, Series 2017-GS5, Class A2	3.22		3/10/50	100
250	GS Mortgage Securities Trust, Series 2017-GS5, Class A4	3.67		3/10/50	253
95	GS Mortgage Securities Trust, Series 2014-GC20, Class A3	3.68		4/10/47	96
274	GS Mortgage Securities Trust, Series 2013-GC14, Class A5	4.24		8/10/46	287
137	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class A5	3.64		11/15/47	139
183	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, Callable 7/15/24 @ 100.00	3.80		9/15/47	187
183	JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A5	4.13		11/15/45	190
218	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class A3	2.83		10/15/45	215
155	Morgan Stanley BAML Trust, Series 2015-C20, Class A2	2.79		2/15/48	155
100	Morgan Stanley BAML Trust, Series 2015-C21, Class ASB	3.15		3/15/48	100
183	Morgan Stanley BAML Trust, Series 2015-C20, Class A4	3.25		2/15/48	180
200	Morgan Stanley BAML Trust, Series 2014-C19, Class A4	3.53		12/15/47	201
200	Morgan Stanley BAML Trust, Series 2017-C33, Class A5	3.60		5/15/50	201
100	Morgan Stanley BAML Trust, Series 2014-C17, Class A5, Callable 7/11/24 @ 100.00	3.74		8/15/47	102
100	Morgan Stanley BAML Trust, Series 2014-C15, Class A4	4.05		4/15/47	103
200	Morgan Stanley Capital I Trust, Series 2017-H1, Class A4	3.26		6/15/50	196
183	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class A4	3.59		3/15/49	184
100	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A4	3.06		10/10/48	96
181	UBS Commercial Mortgage Trust, Series 2012-C1, Class AAB	3.00		5/10/45	182
141	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4	3.53		5/10/63	144
500	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4	3.10		6/15/49	485
183	Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4	3.66		9/15/58	184
124	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4	3.81		12/15/48	127
169	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5	3.82		8/15/50	173
142	Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class C	4.07		2/15/48	137
183	WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class ASB	2.98		6/15/46	182

	Total Collateralized Mortgage Obligations				11,991

	U.S. Government Agency Mortgages — 91.22%
280	Fannie Mae, Pool #AS1058	2.00		11/1/28	270
55	Fannie Mae, Pool #AY4232	2.00		5/1/30	52
24	Fannie Mae, Pool #CA0052	2.00		7/1/32	23
60	Fannie Mae, Pool #AS0001	2.00		7/1/28	58
100	Fannie Mae, Pool #BJ4362	2.00		11/1/32	96

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$114	Fannie Mae, Pool #MA2906	2.00	2/1/32	$109
200	Fannie Mae, Pool #BC9041	2.50	11/1/31	196
324	Fannie Mae, Pool #BJ3742	2.50	12/1/32	317
27	Fannie Mae, Pool #MA1511	2.50	7/1/33	27
194	Fannie Mae, Pool #AB7391	2.50	12/1/42	183
364	Fannie Mae, Pool #AP4742	2.50	8/1/27	359
83	Fannie Mae, Pool #AS4660	2.50	3/1/30	82
48	Fannie Mae, Pool #MA2888	2.50	1/1/47	45
446	Fannie Mae, Pool #MA1210	2.50	10/1/27	441
127	Fannie Mae, Pool #AU6387	2.50	11/1/28	125
24	Fannie Mae, Pool #MA2854	2.50	12/1/46	22
22	Fannie Mae, Pool #MA2789	2.50	10/1/36	21
174	Fannie Mae, Pool #AU5334	2.50	11/1/28	171
22	Fannie Mae, Pool #AS8172	2.50	10/1/36	22
133	Fannie Mae, Pool #AS8246	2.50	11/1/31	130
66	Fannie Mae, Pool #MA2868	2.50	1/1/32	65
55	Fannie Mae, Pool #MA1270	2.50	11/1/32	54
46	Fannie Mae, Pool #AS8437	2.50	12/1/36	44
44	Fannie Mae, Pool #AS0513	2.50	8/1/43	41
100	Fannie Mae, Pool #MA3282	2.50	2/1/33	98
244	Fannie Mae, Pool #AU2619	2.50	8/1/28	240
665	Fannie Mae, Pool #MA3246	2.50	1/1/33	651
238	Fannie Mae, Pool #AS4946	2.50	5/1/30	234
347	Fannie Mae, Pool #AO3019	2.50	5/1/27	343
379	Fannie Mae, Pool #MA3154	2.50	10/1/32	371
194	Fannie Mae, Pool #BE3032	2.50	1/1/32	190
100	Fannie Mae, Pool #BJ3944	2.50	1/1/33	98
406	Fannie Mae, Pool #MA1277	2.50	12/1/27	400
78	Fannie Mae, Pool #AT2717	2.50	5/1/43	74
115	Fannie Mae, Pool #AZ6458	2.50	7/1/30	113
565	Fannie Mae, Pool #AP2465	3.00	8/1/42	556
667	Fannie Mae, Pool #AP6493	3.00	9/1/42	656
741	Fannie Mae, Pool #AO0752	3.00	4/1/42	729
159	Fannie Mae, Pool #AQ3223	3.00	11/1/27	160
375	Fannie Mae, Pool #AL9865	3.00	2/1/47	366
1,261	Fannie Mae, Pool #AP6375	3.00	9/1/42	1,241
360	Fannie Mae, Pool #AK0006	3.00	1/1/27	361
421	Fannie Mae, Pool #BD2446	3.00	1/1/47	411
978	Fannie Mae, Pool #AQ7920	3.00	12/1/42	962
95	Fannie Mae, Pool #BE3861	3.00	1/1/47	92
273	Fannie Mae, Pool #AS7238	3.00	5/1/46	266
46	Fannie Mae, Pool #MA2897	3.00	2/1/37	45
322	Fannie Mae, Pool #AS4333	3.00	1/1/45	315
90	Fannie Mae, Pool #BE4400	3.00	1/1/47	88
332	Fannie Mae, Pool #AS0196	3.00	8/1/28	333
47	Fannie Mae, Pool #AS8056	3.00	10/1/46	46
295	Fannie Mae, Pool #AS4884	3.00	5/1/45	289
214	Fannie Mae, Pool #BD5545	3.00	10/1/46	209
324	Fannie Mae, Pool #BC9003	3.00	11/1/46	316
326	Fannie Mae, Pool #AK3302	3.00	3/1/27	328
347	Fannie Mae, Pool #BD5787	3.00	9/1/46	338
49	Fannie Mae, Pool #BE9547	3.00	4/1/47	48
70	Fannie Mae, Pool #AS4334	3.00	1/1/45	69
24	Fannie Mae, Pool #AL9848	3.00	3/1/47	23
45	Fannie Mae, Pool #AR7426	3.00	7/1/43	44
94	Fannie Mae, Pool #MA3237	3.00	1/1/48	92
149	Fannie Mae, Pool #MA1527	3.00	8/1/33	149
48	Fannie Mae, Pool #MA3127	3.00	9/1/37	48
73	Fannie Mae, Pool #MA3185	3.00	11/1/37	73
35	Fannie Mae, Pool #MA2065	3.00	10/1/34	35
51	Fannie Mae, Pool #MA2087	3.00	11/1/34	51
75	Fannie Mae, Pool #MA2579	3.00	4/1/36	75
115	Fannie Mae, Pool #MA2149	3.00	1/1/30	115
412	Fannie Mae, Pool #MA3106	3.00	8/1/47	402
376	Fannie Mae, Pool #MA2956	3.00	4/1/47	367
221	Fannie Mae, Pool #MA3179	3.00	11/1/47	216

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$281	Fannie Mae, Pool #MA2895	3.00	2/1/47	$274
46	Fannie Mae, Pool #MA2961	3.00	4/1/37	46
24	Fannie Mae, Pool #MA3100	3.00	8/1/37	24
125	Fannie Mae, Pool #MA3339	3.00	4/1/33	125
100	Fannie Mae, Pool #MA3247	3.00	1/1/33	100
49	Fannie Mae, Pool #MA3218	3.00	12/1/32	49
41	Fannie Mae, Pool #MA1058	3.00	5/1/32	41
35	Fannie Mae, Pool #MA2287	3.00	6/1/35	35
260	Fannie Mae, Pool #MA2737	3.00	9/1/46	253
134	Fannie Mae, Pool #MA2425	3.00	10/1/30	134
127	Fannie Mae, Pool #MA2230	3.00	4/1/35	127
47	Fannie Mae, Pool #MA3078	3.00	7/1/37	47
295	Fannie Mae, Pool #BD4225	3.00	11/1/46	288
130	Fannie Mae, Pool #MA2523	3.00	2/1/36	129
389	Fannie Mae, Pool #MA3082	3.00	7/1/47	380
275	Fannie Mae, Pool #MA2833	3.00	12/1/46	269
363	Fannie Mae, Pool #MA1307	3.00	1/1/33	362
290	Fannie Mae, Pool #MA2246	3.00	4/1/30	290
151	Fannie Mae, Pool #MA1401	3.00	4/1/33	151
76	Fannie Mae, Pool #MA1338	3.00	2/1/33	76
125	Fannie Mae, Pool #MA2773	3.00	10/1/36	124
279	Fannie Mae, Pool #MA2863	3.00	1/1/47	272
67	Fannie Mae, Pool #MA2832	3.00	12/1/36	67
365	Fannie Mae, Pool #MA2806	3.00	11/1/46	356
100	Fannie Mae, Pool #BJ2996	3.00	1/1/33	100
177	Fannie Mae, Pool #AW7383	3.00	8/1/29	177
32	Fannie Mae, Pool #AX8309	3.00	11/1/29	32
1,003	Fannie Mae, Pool #AB7099	3.00	11/1/42	987
69	Fannie Mae, Pool #BM1370	3.00	4/1/37	69
58	Fannie Mae, Pool #AT1575	3.00	5/1/43	57
75	Fannie Mae, Pool #BK1015	3.00	2/1/33	75
87	Fannie Mae, Pool #AW8295	3.00	8/1/29	87
318	Fannie Mae, Pool #AS8276	3.00	11/1/46	310
329	Fannie Mae, Pool #AT2014	3.00	4/1/43	324
57	Fannie Mae, Pool #BA4786	3.00	2/1/31	57
119	Fannie Mae, Pool #J24886	3.00	7/1/23	120
351	Fannie Mae, Pool #AB8897	3.00	4/1/43	346
151	Fannie Mae, Pool #AZ0538	3.00	9/1/30	151
302	Fannie Mae, Pool #AY4829	3.00	5/1/45	296
54	Fannie Mae, Pool #AZ4358	3.00	7/1/30	54
177	Fannie Mae, Pool #AS7908	3.00	9/1/46	173
241	Fannie Mae, Pool #AU3735	3.00	8/1/43	237
250	Fannie Mae, Pool #AB4483	3.00	2/1/27	251
207	Fannie Mae, Pool #AY4200	3.00	5/1/45	203
104	Fannie Mae, Pool #AU7890	3.00	9/1/28	105
85	Fannie Mae, Pool #BC4276	3.00	4/1/46	83
95	Fannie Mae, Pool #AS8483	3.00	12/1/46	92
412	Fannie Mae, Pool #AS8414	3.00	11/1/46	402
90	Fannie Mae, Pool #AS8438	3.00	12/1/36	89
208	Fannie Mae, Pool #AS1527	3.00	1/1/29	208
97	Fannie Mae, Pool #AS3117	3.00	8/1/29	97
90	Fannie Mae, Pool #AS8424	3.00	12/1/36	89
187	Fannie Mae, Pool #BE1901	3.00	12/1/46	182
16	Fannie Mae, Pool #BA0826	3.00	10/1/30	16
200	Fannie Mae, Pool #AS8521	3.00	12/1/46	195
126	Fannie Mae, Pool #AS2312	3.00	5/1/29	126
260	Fannie Mae, Pool #AS8784	3.00	2/1/47	253
321	Fannie Mae, Pool #BC4764	3.00	10/1/46	313
354	Fannie Mae, Pool #AT0682	3.00	4/1/43	349
313	Fannie Mae, Pool #AT7620	3.00	6/1/43	308
384	Fannie Mae, Pool #AS7491	3.50	7/1/46	385
48	Fannie Mae, Pool #MA3152	3.50	10/1/37	49
111	Fannie Mae, Pool #MA2923	3.50	3/1/37	113
254	Fannie Mae, Pool #AY4300	3.50	1/1/45	255
47	Fannie Mae, Pool #MA3059	3.50	7/1/37	47
184	Fannie Mae, Pool #AY3913	3.50	2/1/45	184

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$190	Fannie Mae, Pool #AY3802	3.50	2/1/45	$190
371	Fannie Mae, Pool #MA3026	3.50	6/1/47	372
395	Fannie Mae, Pool #MA3182	3.50	11/1/47	396
114	Fannie Mae, Pool #AZ6383	3.50	9/1/45	115
393	Fannie Mae, Pool #CA0487	3.50	10/1/47	394
164	Fannie Mae, Pool #AZ2614	3.50	8/1/45	165
98	Fannie Mae, Pool #MA2389	3.50	9/1/35	99
293	Fannie Mae, Pool #AY1306	3.50	3/1/45	295
323	Fannie Mae, Pool #MA2292	3.50	6/1/45	324
23	Fannie Mae, Pool #MA2996	3.50	5/1/37	23
324	Fannie Mae, Pool #AS7388	3.50	6/1/46	325
157	Fannie Mae, Pool #BM2001	3.50	12/1/46	157
276	Fannie Mae, Pool #MA2125	3.50	12/1/44	277
40	Fannie Mae, Pool #MA2692	3.50	7/1/36	41
236	Fannie Mae, Pool #MA1982	3.50	8/1/34	240
373	Fannie Mae, Pool #BM1568	3.50	7/1/47	376
22	Fannie Mae, Pool #MA2909	3.50	2/1/37	23
243	Fannie Mae, Pool #MA1980	3.50	8/1/44	245
79	Fannie Mae, Pool #310139	3.50	11/1/25	81
128	Fannie Mae, Pool #AE5487	3.50	10/1/25	131
1,126	Fannie Mae, Pool #AB6017	3.50	8/1/42	1,136
206	Fannie Mae, Pool #MA1059	3.50	5/1/32	211
258	Fannie Mae, Pool #AS7239	3.50	5/1/46	258
400	Fannie Mae, Pool #MA3305	3.50	3/1/48	401
49	Fannie Mae, Pool #MA3243	3.50	1/1/38	50
264	Fannie Mae, Pool #MA1107	3.50	7/1/32	270
44	Fannie Mae, Pool #BM1231	3.50	11/1/31	45
396	Fannie Mae, Pool #MA3238	3.50	1/1/48	397
350	Fannie Mae, Pool #AU1635	3.50	7/1/43	353
112	Fannie Mae, Pool #AX7655	3.50	1/1/45	113
390	Fannie Mae, Pool #BC1158	3.50	2/1/46	391
86	Fannie Mae, Pool #BC7633	3.50	6/1/46	86
1,218	Fannie Mae, Pool #AK7497	3.50	4/1/42	1,228
399	Fannie Mae, Pool #BD2436	3.50	1/1/47	400
241	Fannie Mae, Pool #AS5068	3.50	6/1/45	242
229	Fannie Mae, Pool #AZ9576	3.50	12/1/45	229
152	Fannie Mae, Pool #AJ4093	3.50	10/1/26	155
59	Fannie Mae, Pool #AK0706	3.50	2/1/27	60
221	Fannie Mae, Pool #AX2486	3.50	10/1/44	222
138	Fannie Mae, Pool #AX5201	3.50	10/1/29	141
22	Fannie Mae, Pool #AX0159	3.50	9/1/29	23
341	Fannie Mae, Pool #BD5046	3.50	2/1/47	342
424	Fannie Mae, Pool #AL1717	3.50	5/1/27	432
165	Fannie Mae, Pool #BC3126	3.50	1/1/46	165
120	Fannie Mae, Pool #BC0163	3.50	1/1/46	120
280	Fannie Mae, Pool #AS4773	3.50	4/1/45	281
35	Fannie Mae, Pool #AS2081	3.50	4/1/29	36
113	Fannie Mae, Pool #AS5892	3.50	10/1/45	113
238	Fannie Mae, Pool #AS6649	3.50	2/1/46	239
284	Fannie Mae, Pool #AS4771	3.50	4/1/45	285
305	Fannie Mae, Pool #AS3133	3.50	8/1/44	307
183	Fannie Mae, Pool #AS5696	3.50	8/1/45	183
147	Fannie Mae, Pool #BE5258	3.50	1/1/47	148
143	Fannie Mae, Pool #AS4772	3.50	4/1/45	143
105	Fannie Mae, Pool #BA1893	3.50	8/1/45	106
150	Fannie Mae, Pool #AS5319	3.50	7/1/45	151
211	Fannie Mae, Pool #AS0024	3.50	7/1/43	213
27	Fannie Mae, Pool #MA1021	3.50	3/1/27	27
22	Fannie Mae, Pool #AL8776	3.50	7/1/46	22
88	Fannie Mae, Pool #AY8856	3.50	9/1/45	89
1,197	Fannie Mae, Pool #AO2548	3.50	4/1/42	1,208
328	Fannie Mae, Pool #AZ0862	3.50	7/1/45	329
238	Fannie Mae, Pool #AY5303	3.50	3/1/45	239
55	Fannie Mae, Pool #MA2495	3.50	1/1/46	55
22	Fannie Mae, Pool #AJ6181	3.50	12/1/26	22
419	Fannie Mae, Pool #AO3760	3.50	5/1/42	423

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$137	Fannie Mae, Pool #AO4647	3.50	6/1/42	$138
221	Fannie Mae, Pool #AO4385	3.50	6/1/42	223
56	Fannie Mae, Pool #AP9390	3.50	10/1/42	57
44	Fannie Mae, Pool #AV6407	3.50	2/1/29	45
1,065	Fannie Mae, Pool #AO8137	3.50	8/1/42	1,074
33	Fannie Mae, Pool #BA5031	3.50	1/1/46	34
262	Fannie Mae, Pool #AJ8476	3.50	12/1/41	265
169	Fannie Mae, Pool #AU3742	3.50	8/1/43	170
139	Fannie Mae, Pool #AO9140	3.50	7/1/42	140
257	Fannie Mae, Pool #AX9530	3.50	2/1/45	258
471	Fannie Mae, Pool #AQ0546	3.50	11/1/42	475
396	Fannie Mae, Pool #BH9215	3.50	1/1/48	397
366	Fannie Mae, Pool #BM2002	4.00	10/1/47	375
231	Fannie Mae, Pool #AZ7362	4.00	11/1/45	237
377	Fannie Mae, Pool #CA0183	4.00	8/1/47	387
167	Fannie Mae, Pool #AZ8067	4.00	9/1/45	172
16	Fannie Mae, Pool #AZ8874	4.00	9/1/45	16
226	Fannie Mae, Pool #MA0641	4.00	2/1/31	233
75	Fannie Mae, Pool #MA0493	4.00	8/1/30	78
293	Fannie Mae, Pool #BA6910	4.00	2/1/46	300
41	Fannie Mae, Pool #MA0695	4.00	4/1/31	42
74	Fannie Mae, Pool #G08694	4.00	2/1/46	76
131	Fannie Mae, Pool #AC7328	4.00	12/1/39	136
23	Fannie Mae, Pool #MA3037	4.00	6/1/37	24
332	Fannie Mae, Pool #MA3121	4.00	9/1/47	341
399	Fannie Mae, Pool #BE8050	4.00	4/1/47	409
397	Fannie Mae, Pool #BD7081	4.00	3/1/47	408
111	Fannie Mae, Pool #BC5559	4.00	3/1/46	114
382	Fannie Mae, Pool #MA3027	4.00	6/1/47	392
94	Fannie Mae, Pool #BA0847	4.00	3/1/46	97
497	Fannie Mae, Pool #AS0531	4.00	9/1/43	514
215	Fannie Mae, Pool #AS3216	4.00	9/1/44	221
178	Fannie Mae, Pool #AS7601	4.00	7/1/46	183
1,185	Fannie Mae, Pool #190405	4.00	10/1/40	1,224
190	Fannie Mae, Pool #AS2498	4.00	5/1/44	195
36	Fannie Mae, Pool #AS7028	4.00	4/1/46	37
228	Fannie Mae, Pool #AS3467	4.00	10/1/44	234
349	Fannie Mae, Pool #AH5859	4.00	2/1/41	361
223	Fannie Mae, Pool #AS3293	4.00	9/1/44	229
163	Fannie Mae, Pool #AS3903	4.00	11/1/44	167
45	Fannie Mae, Pool #AS3448	4.00	9/1/44	47
160	Fannie Mae, Pool #AS7600	4.00	7/1/46	164
107	Fannie Mae, Pool #AY8981	4.00	8/1/45	110
211	Fannie Mae, Pool #AX0841	4.00	9/1/44	217
185	Fannie Mae, Pool #AW5063	4.00	7/1/44	191
172	Fannie Mae, Pool #AV2340	4.00	12/1/43	177
55	Fannie Mae, Pool #AW5109	4.00	8/1/44	57
28	Fannie Mae, Pool #AW9041	4.00	8/1/44	28
228	Fannie Mae, Pool #AY1595	4.00	1/1/45	235
191	Fannie Mae, Pool #AY1377	4.00	4/1/45	197
149	Fannie Mae, Pool #AS3468	4.00	10/1/44	154
33	Fannie Mae, Pool #AS2117	4.00	4/1/44	34
44	Fannie Mae, Pool #AY2291	4.00	3/1/45	45
159	Fannie Mae, Pool #AL7347	4.00	9/1/45	163
60	Fannie Mae, Pool #AT3872	4.00	6/1/43	62
50	Fannie Mae, Pool #MA2455	4.00	11/1/35	52
228	Fannie Mae, Pool #AO2959	4.00	5/1/42	235
263	Fannie Mae, Pool #AL8387	4.00	3/1/46	270
101	Fannie Mae, Pool #AY0025	4.00	2/1/45	104
302	Fannie Mae, Pool #AU3753	4.00	8/1/43	311
388	Fannie Mae, Pool #MA3183	4.00	11/1/47	399
287	Fannie Mae, Pool #AS9486	4.00	4/1/47	295
50	Fannie Mae, Pool #MA3216	4.00	12/1/37	52
17	Fannie Mae, Pool #MA2536	4.00	2/1/36	18
19	Fannie Mae, Pool #MA2655	4.00	6/1/36	20
42	Fannie Mae, Pool #AH3394	4.00	1/1/41	44

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$95	Fannie Mae, Pool #AL4778	4.00	10/1/32	$98
385	Fannie Mae, Pool #AS9831	4.00	6/1/47	396
264	Fannie Mae, Pool #AS8532	4.00	12/1/46	271
480	Fannie Mae, Pool #MA2995	4.00	5/1/47	493
632	Fannie Mae, Pool #AJ7689	4.00	12/1/41	653
506	Fannie Mae, Pool #AJ7857	4.00	12/1/41	523
963	Fannie Mae, Pool #AH6242	4.00	4/1/26	991
578	Fannie Mae, Pool #AJ5303	4.00	11/1/41	598
102	Fannie Mae, Pool #AB1389	4.50	8/1/40	108
44	Fannie Mae, Pool #AS8576	4.50	12/1/46	46
40	Fannie Mae, Pool #AB1470	4.50	9/1/40	42
1	Fannie Mae, Pool #310112	4.50	6/1/19	1
85	Fannie Mae, Pool #BM1285	4.50	5/1/47	89
512	Fannie Mae, Pool #AH9055	4.50	4/1/41	542
41	Fannie Mae, Pool #AH6790	4.50	3/1/41	44
131	Fannie Mae, Pool #MA0481	4.50	8/1/30	138
38	Fannie Mae, Pool #982892	4.50	5/1/23	40
603	Fannie Mae, Pool #AH7521	4.50	3/1/41	638
210	Fannie Mae, Pool #AB3192	4.50	6/1/41	222
191	Fannie Mae, Pool #AS8157	4.50	10/1/46	200
175	Fannie Mae, Pool #AL4450	4.50	12/1/43	184
184	Fannie Mae, Pool #BE5992	4.50	2/1/47	193
205	Fannie Mae, Pool #BE6489	4.50	1/1/47	216
56	Fannie Mae, Pool #AS0861	4.50	10/1/43	58
573	Fannie Mae, Pool #AL1107	4.50	11/1/41	606
91	Fannie Mae, Pool #AL5082	4.50	3/1/44	96
224	Fannie Mae, Pool #AD8529	4.50	8/1/40	237
235	Fannie Mae, Pool #AE0217	4.50	8/1/40	248
286	Fannie Mae, Pool #MA3184	4.50	11/1/47	300
221	Fannie Mae, Pool #AI4815	4.50	6/1/41	233
45	Fannie Mae, Pool #AL8816	4.50	9/1/45	48
46	Fannie Mae, Pool #AU5302	4.50	10/1/43	48
57	Fannie Mae, Pool #AA9781	4.50	7/1/24	59
110	Fannie Mae, Pool #AS2276	4.50	4/1/44	115
95	Fannie Mae, Pool #AS1638	4.50	2/1/44	100
32	Fannie Mae, Pool #AA0860	4.50	1/1/39	34
16	Fannie Mae, Pool #AW7048	4.50	6/1/44	16
854	Fannie Mae, Pool #889117	5.00	10/1/35	922
88	Fannie Mae, Pool #AL5788	5.00	5/1/42	96
40	Fannie Mae, Pool #890603	5.00	8/1/41	43
44	Fannie Mae, Pool #890621	5.00	5/1/42	48
46	Fannie Mae, Pool #725238	5.00	3/1/34	50
189	Fannie Mae, Pool #AH5988	5.00	3/1/41	204
96	Fannie Mae, Pool #AS0575	5.00	9/1/43	103
6	Fannie Mae, Pool #725504	5.00	1/1/19	6
95	Fannie Mae, Pool #AS0837	5.00	10/1/43	102
2	Fannie Mae, Pool #868986	5.00	5/1/21	2
99	Fannie Mae, Pool #836750	5.00	10/1/35	106
28	Fannie Mae, Pool #796663	5.00	9/1/19	28
5	Fannie Mae, Pool #A69671	5.50	12/1/37	5
1	Fannie Mae, Pool #A79636	5.50	7/1/38	1
21	Fannie Mae, Pool #909662	5.50	2/1/22	21
46	Fannie Mae, Pool #976945	5.50	2/1/23	47
5	Fannie Mae, Pool #AL0725	5.50	6/1/24	6
1,320	Fannie Mae, Pool #890221	5.50	12/1/33	1,450
22	Fannie Mae, Pool #929451	5.50	5/1/38	24
785	Fannie Mae, Pool #725228	6.00	3/1/34	883
188	Fannie Mae, Pool #889984	6.50	10/1/38	210
125	Fannie Mae, 15 YR TBA	2.50	4/25/33	122
850	Fannie Mae, 15 YR TBA	3.00	4/25/33	849
75	Fannie Mae, 15 YR TBA	3.00	5/25/33	75
275	Fannie Mae, 15 YR TBA	3.50	4/25/33	280
125	Fannie Mae, 30 YR TBA	3.00	4/25/48	122
525	Fannie Mae, 30 YR TBA	3.50	5/25/48	525

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$2,575	Fannie Mae, 30 YR TBA	3.50	4/25/48	$2,579
375	Fannie Mae, 30 YR TBA	4.00	5/25/48	384
575	Fannie Mae, 30 YR TBA	4.00	4/25/48	590
200	Fannie Mae, 30 YR TBA	4.50	4/25/47	209
100	Fannie Mae, 30 YR TBA	4.50	5/25/48	104
75	Fannie Mae, 30 YR TBA	5.00	4/25/48	80
142	Freddie Mac, Pool #J25777	2.00	9/1/28	137
68	Freddie Mac, Pool #G18547	2.00	3/1/30	65
100	Freddie Mac, Pool #G18634	2.00	3/1/32	96
56	Freddie Mac, Pool #J25759	2.00	8/1/28	54
48	Freddie Mac, Pool #Q42878	2.50	9/1/46	45
50	Freddie Mac, Pool #G18680	2.50	3/1/33	49
203	Freddie Mac, Pool #G18533	2.50	12/1/29	199
83	Freddie Mac, Pool #J25585	2.50	9/1/28	82
45	Freddie Mac, Pool #C91904	2.50	11/1/36	44
241	Freddie Mac, Pool #G18568	2.50	9/1/30	236
213	Freddie Mac, Pool #J23440	2.50	4/1/28	210
105	Freddie Mac, Pool #G18485	2.50	10/1/28	103
25	Freddie Mac, Pool #G08638	2.50	4/1/45	23
239	Freddie Mac, Pool #G18470	2.50	6/1/28	235
218	Freddie Mac, Pool #G18459	2.50	3/1/28	215
78	Freddie Mac, Pool #C09026	2.50	2/1/43	74
180	Freddie Mac, Pool #G18635	2.50	3/1/32	176
36	Freddie Mac, Pool #G18472	2.50	7/1/28	36
24	Freddie Mac, Pool #G08755	2.50	2/1/47	23
17	Freddie Mac, Pool #J30875	2.50	3/1/30	17
226	Freddie Mac, Pool #J18954	2.50	4/1/27	223
177	Freddie Mac, Pool #J35896	2.50	12/1/31	173
136	Freddie Mac, Pool #J36516	2.50	3/1/32	133
127	Freddie Mac, Pool #J35643	2.50	11/1/31	125
277	Freddie Mac, Pool #J26408	2.50	11/1/28	273
350	Freddie Mac, Pool #J38477	2.50	2/1/33	343
23	Freddie Mac, Pool #G30999	3.00	2/1/37	23
68	Freddie Mac, Pool #G08540	3.00	8/1/43	66
24	Freddie Mac, Pool #Q39527	3.00	3/1/46	24
331	Freddie Mac, Pool #Q16222	3.00	3/1/43	325
53	Freddie Mac, Pool #J29932	3.00	11/1/29	53
55	Freddie Mac, Pool #Q18599	3.00	6/1/43	54
47	Freddie Mac, Pool #C91943	3.00	7/1/37	47
70	Freddie Mac, Pool #C91927	3.00	5/1/37	69
49	Freddie Mac, Pool #C91969	3.00	1/1/38	49
24	Freddie Mac, Pool #C91949	3.00	9/1/37	24
45	Freddie Mac, Pool #C91905	3.00	11/1/36	45
57	Freddie Mac, Pool #J33135	3.00	11/1/30	57
46	Freddie Mac, Pool #C91924	3.00	4/1/37	46
23	Freddie Mac, Pool #C91939	3.00	6/1/37	23
357	Freddie Mac, Pool #G08635	3.00	4/1/45	349
287	Freddie Mac, Pool #G08525	3.00	5/1/43	281
523	Freddie Mac, Pool #G08534	3.00	6/1/43	513
15	Freddie Mac, Pool #Q13086	3.00	11/1/42	15
122	Freddie Mac, Pool #C91707	3.00	6/1/33	122
394	Freddie Mac, Pool #Q45094	3.00	12/1/46	384
444	Freddie Mac, Pool #Q45735	3.00	1/1/47	433
231	Freddie Mac, Pool #Q41795	3.00	7/1/46	225
204	Freddie Mac, Pool #Q46441	3.00	2/1/47	199
67	Freddie Mac, Pool #Q19754	3.00	7/1/43	65
323	Freddie Mac, Pool #G60187	3.00	8/1/45	316
565	Freddie Mac, Pool #Q21065	3.00	8/1/43	554
182	Freddie Mac, Pool #Q20067	3.00	7/1/43	178
64	Freddie Mac, Pool #G30945	3.00	9/1/36	64
283	Freddie Mac, Pool #Q44452	3.00	11/1/46	276
19	Freddie Mac, Pool #Q18882	3.00	5/1/43	19
362	Freddie Mac, Pool #G60989	3.00	12/1/46	354
17	Freddie Mac, Pool #J17111	3.00	10/1/26	18
200	Freddie Mac, Pool #C04422	3.00	12/1/42	196
245	Freddie Mac, Pool #G18673	3.00	1/1/33	245

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$101	Freddie Mac, Pool #G18582	3.00	1/1/31	$101
35	Freddie Mac, Pool #C91826	3.00	5/1/35	35
233	Freddie Mac, Pool #C91581	3.00	11/1/32	234
189	Freddie Mac, Pool #G18531	3.00	11/1/29	189
293	Freddie Mac, Pool #C04619	3.00	3/1/43	287
54	Freddie Mac, Pool #G18534	3.00	12/1/29	54
151	Freddie Mac, Pool #G08640	3.00	5/1/45	148
480	Freddie Mac, Pool #G08701	3.00	4/1/46	468
123	Freddie Mac, Pool #G08648	3.00	6/1/45	121
36	Freddie Mac, Pool #J14241	3.00	1/1/26	37
176	Freddie Mac, Pool #G18569	3.00	9/1/30	176
67	Freddie Mac, Pool #G18575	3.00	11/1/30	67
390	Freddie Mac, Pool #G08653	3.00	7/1/45	382
188	Freddie Mac, Pool #G08750	3.00	3/1/47	183
275	Freddie Mac, Pool #G08737	3.00	12/1/46	268
224	Freddie Mac, Pool #G15145	3.00	7/1/29	224
269	Freddie Mac, Pool #C04446	3.00	1/1/43	264
15	Freddie Mac, Pool #C91809	3.00	2/1/35	15
138	Freddie Mac, Pool #G08680	3.00	12/1/45	134
89	Freddie Mac, Pool #C91798	3.00	12/1/34	88
379	Freddie Mac, Pool #J17774	3.00	1/1/27	381
1,158	Freddie Mac, Pool #G08537	3.00	7/1/43	1,137
165	Freddie Mac, Pool #C91724	3.00	9/1/33	165
95	Freddie Mac, Pool #G08747	3.00	2/1/47	92
512	Freddie Mac, Pool #G08741	3.00	1/1/47	499
274	Freddie Mac, Pool #G18514	3.00	6/1/29	274
223	Freddie Mac, Pool #G18518	3.00	7/1/29	222
253	Freddie Mac, Pool #G15217	3.00	11/1/29	253
115	Freddie Mac, Pool #C91819	3.00	4/1/35	114
182	Freddie Mac, Pool #G08732	3.00	11/1/46	177
144	Freddie Mac, Pool #Q06749	3.50	3/1/42	145
117	Freddie Mac, Pool #J13582	3.50	11/1/25	119
18	Freddie Mac, Pool #C91760	3.50	5/1/34	18
69	Freddie Mac, Pool #C03920	3.50	5/1/42	70
69	Freddie Mac, Pool #J27494	3.50	2/1/29	71
135	Freddie Mac, Pool #Q04087	3.50	10/1/41	136
240	Freddie Mac, Pool #J15105	3.50	4/1/26	245
191	Freddie Mac, Pool #C91456	3.50	6/1/32	196
71	Freddie Mac, Pool #Q31134	3.50	2/1/45	71
201	Freddie Mac, Pool #Q37449	3.50	11/1/45	201
46	Freddie Mac, Pool #C91940	3.50	6/1/37	47
72	Freddie Mac, Pool #C91950	3.50	9/1/37	73
49	Freddie Mac, Pool #C91742	3.50	1/1/34	50
175	Freddie Mac, Pool #C91403	3.50	3/1/32	179
411	Freddie Mac, Pool #Q49490	3.50	7/1/47	412
18	Freddie Mac, Pool #E02735	3.50	10/1/25	18
39	Freddie Mac, Pool #J14232	3.50	1/1/21	40
386	Freddie Mac, Pool #G61148	3.50	9/1/47	387
131	Freddie Mac, Pool #Q36040	3.50	9/1/45	132
394	Freddie Mac, Pool #Q52319	3.50	11/1/47	395
245	Freddie Mac, Pool #Q51461	3.50	10/1/47	245
124	Freddie Mac, Pool #J26144	3.50	10/1/23	127
67	Freddie Mac, Pool #G14216	3.50	7/1/21	69
303	Freddie Mac, Pool #G08667	3.50	9/1/45	304
989	Freddie Mac, Pool #G08495	3.50	6/1/42	996
454	Freddie Mac, Pool #G08627	3.50	2/1/45	455
308	Freddie Mac, Pool #G08632	3.50	3/1/45	309
362	Freddie Mac, Pool #G08681	3.50	12/1/45	363
499	Freddie Mac, Pool #G08623	3.50	1/1/45	501
38	Freddie Mac, Pool #G08620	3.50	12/1/44	38
158	Freddie Mac, Pool #G08698	3.50	3/1/46	159
305	Freddie Mac, Pool #G08654	3.50	7/1/45	306
330	Freddie Mac, Pool #G08641	3.50	5/1/45	332
429	Freddie Mac, Pool #G08650	3.50	6/1/45	430
519	Freddie Mac, Pool #G08636	3.50	4/1/45	521
168	Freddie Mac, Pool #G08706	3.50	5/1/46	169

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$145	Freddie Mac, Pool #G08702	3.50	4/1/46	$146
349	Freddie Mac, Pool #G08761	3.50	5/1/47	350
127	Freddie Mac, Pool #Q12052	3.50	10/1/42	128
70	Freddie Mac, Pool #G30776	3.50	7/1/35	71
102	Freddie Mac, Pool #G08605	3.50	9/1/44	102
290	Freddie Mac, Pool #Q20860	3.50	8/1/43	292
190	Freddie Mac, Pool #Q08998	3.50	6/1/42	191
246	Freddie Mac, Pool #Q09896	3.50	8/1/42	248
208	Freddie Mac, Pool #Q08903	3.50	6/1/42	210
177	Freddie Mac, Pool #G08687	3.50	1/1/46	177
103	Freddie Mac, Pool #G08599	3.50	8/1/44	104
378	Freddie Mac, Pool #G08693	3.50	3/1/46	380
460	Freddie Mac, Pool #G08554	3.50	10/1/43	463
369	Freddie Mac, Pool #G08757	3.50	4/1/47	371
417	Freddie Mac, Pool #G08562	3.50	1/1/44	420
175	Freddie Mac, Pool #G08459	4.00	9/1/41	182
374	Freddie Mac, Pool #G08775	4.00	8/1/47	385
95	Freddie Mac, Pool #C91738	4.00	11/1/33	99
377	Freddie Mac, Pool #G08660	4.00	8/1/45	388
467	Freddie Mac, Pool #G08752	4.00	3/1/47	480
984	Freddie Mac, Pool #A96286	4.00	1/1/41	1,018
114	Freddie Mac, Pool #G14453	4.00	6/1/26	118
186	Freddie Mac, Pool #C09070	4.00	12/1/44	191
22	Freddie Mac, Pool #C91923	4.00	3/1/37	23
88	Freddie Mac, Pool #C91765	4.00	6/1/34	92
295	Freddie Mac, Pool #G08785	4.00	10/1/47	303
76	Freddie Mac, Pool #G08483	4.00	3/1/42	78
318	Freddie Mac, Pool #G08669	4.00	9/1/45	328
65	Freddie Mac, Pool #G08672	4.00	10/1/45	67
252	Freddie Mac, Pool #Q24955	4.00	2/1/44	260
234	Freddie Mac, Pool #G08616	4.00	11/1/44	241
28	Freddie Mac, Pool #G08633	4.00	3/1/45	29
236	Freddie Mac, Pool #G08588	4.00	5/1/44	244
108	Freddie Mac, Pool #G08601	4.00	8/1/44	112
224	Freddie Mac, Pool #G08595	4.00	7/1/44	231
183	Freddie Mac, Pool #G08567	4.00	1/1/44	189
380	Freddie Mac, Pool #V83344	4.00	8/1/47	390
212	Freddie Mac, Pool #G08618	4.00	12/1/44	218
44	Freddie Mac, Pool #J11263	4.00	11/1/19	45
27	Freddie Mac, Pool #J12435	4.00	6/1/25	28
280	Freddie Mac, Pool #G06506	4.00	12/1/40	289
13	Freddie Mac, Pool #Q27456	4.00	7/1/44	13
16	Freddie Mac, Pool #G08642	4.00	5/1/45	17
170	Freddie Mac, Pool #Q27594	4.00	8/1/44	175
148	Freddie Mac, Pool #G08637	4.00	4/1/45	152
100	Freddie Mac, Pool #Q34081	4.00	6/1/45	103
65	Freddie Mac, Pool #E02862	4.50	3/1/26	68
257	Freddie Mac, Pool #G08759	4.50	4/1/47	269
185	Freddie Mac, Pool #A97495	4.50	3/1/41	196
27	Freddie Mac, Pool #C09059	4.50	3/1/44	29
1,795	Freddie Mac, Pool #A97692	4.50	3/1/41	1,899
36	Freddie Mac, Pool #J09311	4.50	2/1/24	36
62	Freddie Mac, Pool #J09503	4.50	4/1/24	64
32	Freddie Mac, Pool #J07849	4.50	5/1/23	33
47	Freddie Mac, Pool #Q22671	4.50	11/1/43	49
29	Freddie Mac, Pool #Q25432	4.50	3/1/44	30
71	Freddie Mac, Pool #G60512	4.50	12/1/45	74
141	Freddie Mac, Pool #G08754	4.50	3/1/47	147
41	Freddie Mac, Pool #A90437	4.50	1/1/40	43
67	Freddie Mac, Pool #G08781	4.50	9/1/47	70
56	Freddie Mac, Pool #G08596	4.50	7/1/44	59
19	Freddie Mac, Pool #G07068	5.00	7/1/41	20
276	Freddie Mac, Pool #Q00763	5.00	5/1/41	296
42	Freddie Mac, Pool #G05205	5.00	1/1/39	45
282	Freddie Mac, Pool #G04913	5.00	3/1/38	304
54	Freddie Mac, Pool #G13255	5.00	7/1/23	57

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$633	Freddie Mac, Pool #C01598	5.00	8/1/33	$681
710	Freddie Mac, Pool #G01665	5.50	3/1/34	783
4	Freddie Mac, Pool #G06091	5.50	5/1/40	4
87	Freddie Mac, Pool #G06031	5.50	3/1/40	95
19	Freddie Mac, Pool #A62706	6.00	6/1/37	21
67	Freddie Mac, Pool #G03551	6.00	11/1/37	75
333	Freddie Mac, Pool #G02794	6.00	5/1/37	374
41	Freddie Mac, Pool #G05709	6.00	6/1/38	46
775	Freddie Mac, Gold 15 YR TBA	2.50	4/15/33	759
50	Freddie Mac, Gold 15 YR TBA	3.00	5/15/32	50
450	Freddie Mac, Gold 15 YR TBA	3.00	4/15/33	449
50	Freddie Mac, Gold 15 YR TBA	3.50	4/15/33	51
200	Freddie Mac, Gold 15 YR TBA	4.00	4/15/33	206
1,725	Freddie Mac, Gold 30 YR TBA	3.00	4/15/48	1,680
275	Freddie Mac, Gold 30 YR TBA	3.50	5/15/48	275
3,325	Freddie Mac, Gold 30 YR TBA	3.50	4/15/48	3,331
1,875	Freddie Mac, Gold 30 YR TBA	4.00	4/15/48	1,924
100	Freddie Mac, Gold 30 YR TBA	4.00	5/15/48	102
50	Freddie Mac, Gold 30 YR TBA	4.50	4/15/48	52
88	Government National Mortgage Association, Pool #MA1283	2.50	9/20/43	85
19	Government National Mortgage Association, Pool #711729	2.50	3/15/43	18
47	Government National Mortgage Association, Pool #MA1133	2.50	7/20/28	47
46	Government National Mortgage Association, Pool #MA4194	2.50	1/20/47	44
50	Government National Mortgage Association, Pool #MA4717	2.50	9/20/47	48
70	Government National Mortgage Association, Pool #MA4067	2.50	11/20/46	67
184	Government National Mortgage Association, Pool #MA4125	2.50	12/20/46	175
45	Government National Mortgage Association, Pool #MA4424	2.50	5/20/32	45
89	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	88
31	Government National Mortgage Association, Pool #776954	2.50	11/15/42	30
85	Government National Mortgage Association, Pool #MA0601	2.50	12/20/27	84
48	Government National Mortgage Association, Pool #MA0908	2.50	4/20/28	48
23	Government National Mortgage Association, Pool #MA4355	2.50	4/20/32	22
19	Government National Mortgage Association, Pool #MA2890	2.50	6/20/45	18
262	Government National Mortgage Association, Pool #MA0153	3.00	6/20/42	259
256	Government National Mortgage Association, Pool #MA3873	3.00	8/20/46	253
90	Government National Mortgage Association, Pool #MA2600	3.00	2/20/45	89
306	Government National Mortgage Association, Pool #MA0391	3.00	9/20/42	302
236	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	233
100	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	99
23	Government National Mortgage Association, Pool #AL5058	3.00	3/15/45	23
370	Government National Mortgage Association, Pool #MA3936	3.00	9/20/46	365
20	Government National Mortgage Association, Pool #5276	3.00	1/20/27	20
299	Government National Mortgage Association, Pool #AD8433	3.00	7/15/43	297
293	Government National Mortgage Association, Pool #MA3033	3.00	8/20/45	289
224	Government National Mortgage Association, Pool #MA2960	3.00	7/20/45	221
50	Government National Mortgage Association, Pool #AK7285	3.00	3/15/45	49
251	Government National Mortgage Association, Pool #MA3802	3.00	7/20/46	247
100	Government National Mortgage Association, Pool #MA4836	3.00	11/20/47	98
87	Government National Mortgage Association, Pool #MA1265	3.00	9/20/28	87
50	Government National Mortgage Association, Pool #MA5018	3.00	2/20/48	49
262	Government National Mortgage Association, Pool #MA1374	3.00	10/20/43	259
769	Government National Mortgage Association, Pool #MA4899	3.00	12/20/47	756
65	Government National Mortgage Association, Pool #AG0440	3.00	8/15/43	64
1,478	Government National Mortgage Association, Pool #MA0624	3.00	12/20/42	1,460
37	Government National Mortgage Association, Pool #AN5756	3.00	7/15/45	37
138	Government National Mortgage Association, Pool #779084	3.00	4/15/42	136
102	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	102
267	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	263
25	Government National Mortgage Association, Pool #MA4935	3.00	1/20/33	25
33	Government National Mortgage Association, Pool #AA2934	3.00	7/15/42	33
147	Government National Mortgage Association, Pool #AA2654	3.00	6/15/43	146
353	Government National Mortgage Association, Pool #MA2147	3.00	8/20/44	349
394	Government National Mortgage Association, Pool #MA4777	3.00	10/20/47	387
31	Government National Mortgage Association, Pool #MA1890	3.00	5/20/29	31
206	Government National Mortgage Association, Pool #MA3172	3.00	10/20/45	204
229	Government National Mortgage Association, Pool #MA3104	3.00	9/20/45	226

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$315	Government National Mortgage Association, Pool #MA3662	3.00	5/20/46	$311
93	Government National Mortgage Association, Pool #MA4559	3.00	7/20/32	93
249	Government National Mortgage Association, Pool #MA2444	3.00	12/20/44	246
260	Government National Mortgage Association, Pool #MA4509	3.00	6/20/47	256
269	Government National Mortgage Association, Pool #MA4320	3.00	3/20/47	265
304	Government National Mortgage Association, Pool #MA3596	3.00	4/20/46	300
389	Government National Mortgage Association, Pool #MA2520	3.00	1/20/45	383
273	Government National Mortgage Association, Pool #MA4195	3.00	1/20/47	268
270	Government National Mortgage Association, Pool #MA4126	3.00	12/20/46	266
245	Government National Mortgage Association, Pool #MA3735	3.00	6/20/46	242
272	Government National Mortgage Association, Pool #MA4381	3.00	4/20/47	268
189	Government National Mortgage Association, Pool #MA2753	3.00	4/20/45	187
261	Government National Mortgage Association, Pool #MA3309	3.00	12/20/45	258
236	Government National Mortgage Association, Pool #MA2825	3.00	5/20/45	233
364	Government National Mortgage Association, Pool #MA4450	3.00	5/20/47	358
50	Government National Mortgage Association, Pool #MA2797	3.00	5/20/30	51
206	Government National Mortgage Association, Pool #MA2445	3.50	12/20/44	208
437	Government National Mortgage Association, Pool #MA3034	3.50	8/20/45	441
24	Government National Mortgage Association, Pool #AL8566	3.50	3/15/45	24
407	Government National Mortgage Association, Pool #MA1090	3.50	6/20/43	413
797	Government National Mortgage Association, Pool #MA2148	3.50	8/20/44	806
211	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	214
235	Government National Mortgage Association, Pool #MA2754	3.50	4/20/45	238
197	Government National Mortgage Association, Pool #MA3454	3.50	2/20/46	199
368	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	374
264	Government National Mortgage Association, Pool #MA2961	3.50	7/20/45	266
356	Government National Mortgage Association, Pool #AM4971	3.50	4/20/45	360
396	Government National Mortgage Association, Pool #MA4321	3.50	3/20/47	400
177	Government National Mortgage Association, Pool #MA3521	3.50	3/20/46	179
350	Government National Mortgage Association, Pool #MA2303	3.50	10/20/44	354
176	Government National Mortgage Association, Pool #MA2371	3.50	11/20/44	177
35	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	36
350	Government National Mortgage Association, Pool #MA3376	3.50	1/20/46	353
175	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	177
153	Government National Mortgage Association, Pool #778157	3.50	3/15/42	155
41	Government National Mortgage Association, Pool #796271	3.50	7/15/42	42
310	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	314
255	Government National Mortgage Association, Pool #MA3244	3.50	11/20/45	257
360	Government National Mortgage Association, Pool #MA0852	3.50	3/20/43	365
246	Government National Mortgage Association, Pool #MA0022	3.50	4/20/42	249
508	Government National Mortgage Association, Pool #MA3173	3.50	10/20/45	514
794	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	806
179	Government National Mortgage Association, Pool #MA1838	3.50	4/20/44	181
335	Government National Mortgage Association, Pool #MA2678	3.50	3/20/45	339
420	Government National Mortgage Association, Pool #MA1157	3.50	7/20/43	426
21	Government National Mortgage Association, Pool #MA1266	3.50	9/20/28	22
259	Government National Mortgage Association, Pool #MA3310	3.50	12/20/45	262
578	Government National Mortgage Association, Pool #MA2073	3.50	7/20/44	585
357	Government National Mortgage Association, Pool #MA3597	3.50	4/20/46	360
358	Government National Mortgage Association, Pool #MA2892	3.50	6/20/45	362
432	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	438
151	Government National Mortgage Association, Pool #MA1919	3.50	5/20/44	153
322	Government National Mortgage Association, Pool #MA3937	3.50	9/20/46	325
73	Government National Mortgage Association, Pool #AD2416	3.50	5/15/43	74
95	Government National Mortgage Association, Pool #AD2954	3.50	7/15/44	96
312	Government National Mortgage Association, Pool #MA3803	3.50	7/20/46	315
279	Government National Mortgage Association, Pool #MA4778	3.50	10/20/47	282
296	Government National Mortgage Association, Pool #MA3663	3.50	5/20/46	299
426	Government National Mortgage Association, Pool #MA4382	3.50	4/20/47	430
182	Government National Mortgage Association, Pool #MA4451	3.50	5/20/47	184
269	Government National Mortgage Association, Pool #MA3736	3.50	6/20/46	271
367	Government National Mortgage Association, Pool #MA4004	3.50	10/20/46	371
280	Government National Mortgage Association, Pool #MA4510	3.50	6/20/47	282
285	Government National Mortgage Association, Pool #MA4586	3.50	7/20/47	288
386	Government National Mortgage Association, Pool #MA4652	3.50	8/20/47	390
348	Government National Mortgage Association, Pool #MA4262	3.50	2/20/47	352

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$405	Government National Mortgage Association, Pool #MA4127	3.50	12/20/46	$409
332	Government National Mortgage Association, Pool #MA4069	3.50	11/20/46	335
98	Government National Mortgage Association, Pool #738602	3.50	8/15/26	100
83	Government National Mortgage Association, Pool #740798	3.50	1/15/42	85
395	Government National Mortgage Association, Pool #MA4837	3.50	11/20/47	399
397	Government National Mortgage Association, Pool #MA4900	3.50	12/20/47	401
293	Government National Mortgage Association, Pool #MA4719	3.50	9/20/47	296
279	Government National Mortgage Association, Pool #MA3874	3.50	8/20/46	282
87	Government National Mortgage Association, Pool #753254	4.00	9/15/43	90
71	Government National Mortgage Association, Pool #MA0155	4.00	6/20/42	74
207	Government National Mortgage Association, Pool #MA3377	4.00	1/20/46	214
76	Government National Mortgage Association, Pool #738710	4.00	9/15/41	79
228	Government National Mortgage Association, Pool #MA3598	4.00	4/20/46	236
134	Government National Mortgage Association, Pool #MA3737	4.00	6/20/46	138
329	Government National Mortgage Association, Pool #MA4383	4.00	4/20/47	339
110	Government National Mortgage Association, Pool #MA3245	4.00	11/20/45	114
74	Government National Mortgage Association, Pool #MA3455	4.00	2/20/46	77
178	Government National Mortgage Association, Pool #MA2522	4.00	1/20/45	184
256	Government National Mortgage Association, Pool #MA2224	4.00	9/20/44	265
309	Government National Mortgage Association, Pool #MA1839	4.00	4/20/44	320
238	Government National Mortgage Association, Pool #MA4197	4.00	1/20/47	245
220	Government National Mortgage Association, Pool #MA4263	4.00	2/20/47	226
223	Government National Mortgage Association, Pool #MA2304	4.00	10/20/44	231
99	Government National Mortgage Association, Pool #MA2149	4.00	8/20/44	103
100	Government National Mortgage Association, Pool #MA4322	4.00	3/20/47	103
117	Government National Mortgage Association, Pool #MA2602	4.00	2/20/45	122
40	Government National Mortgage Association, Pool #MA3174	4.00	10/20/45	41
322	Government National Mortgage Association, Pool #MA4587	4.00	7/20/47	332
67	Government National Mortgage Association, Pool #MA3106	4.00	9/20/45	70
544	Government National Mortgage Association, Pool #MA4452	4.00	5/20/47	560
338	Government National Mortgage Association, Pool #MA4511	4.00	6/20/47	348
373	Government National Mortgage Association, Pool #MA4653	4.00	8/20/47	384
114	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	118
304	Government National Mortgage Association, Pool #MA2074	4.00	7/20/44	315
50	Government National Mortgage Association, Pool #AV6086	4.00	7/15/47	51
209	Government National Mortgage Association, Pool #MA1449	4.00	11/20/43	216
207	Government National Mortgage Association, Pool #MA1376	4.00	10/20/43	215
44	Government National Mortgage Association, Pool #766495	4.00	10/15/41	46
86	Government National Mortgage Association, Pool #AB1483	4.00	8/15/42	89
181	Government National Mortgage Association, Pool #713876	4.00	8/15/39	186
158	Government National Mortgage Association, Pool #MA1678	4.00	2/20/44	163
262	Government National Mortgage Association, Pool #MA1761	4.00	3/20/44	271
136	Government National Mortgage Association, Pool #AM8203	4.00	5/15/45	140
109	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	113
94	Government National Mortgage Association, Pool #AD5627	4.00	4/15/43	97
21	Government National Mortgage Association, Pool #AJ2722	4.00	8/15/44	22
156	Government National Mortgage Association, Pool #MA0319	4.00	8/20/42	163
41	Government National Mortgage Association, Pool #4922	4.00	1/20/41	43
579	Government National Mortgage Association, Pool #5139	4.00	8/20/41	605
42	Government National Mortgage Association, Pool #779401	4.00	6/15/42	43
54	Government National Mortgage Association, Pool #740068	4.00	9/15/40	56
200	Government National Mortgage Association, Pool #MA4512	4.50	6/20/47	208
51	Government National Mortgage Association, Pool #738793	4.50	9/15/41	54
82	Government National Mortgage Association, Pool #MA3805	4.50	7/20/46	87
121	Government National Mortgage Association, Pool #MA4780	4.50	10/20/47	126
184	Government National Mortgage Association, Pool #5260	4.50	12/20/41	194
135	Government National Mortgage Association, Pool #MA0701	4.50	1/20/43	141
207	Government National Mortgage Association, Pool #MA1762	4.50	3/20/44	218
38	Government National Mortgage Association, Pool #MA4129	4.50	12/20/46	40
26	Government National Mortgage Association, Pool #BC0597	4.50	8/15/47	27
801	Government National Mortgage Association, Pool #4801	4.50	9/20/40	841
100	Government National Mortgage Association, Pool #MA4721	4.50	9/20/47	104
203	Government National Mortgage Association, Pool #MA2756	4.50	4/20/45	214
270	Government National Mortgage Association, Pool #717148	4.50	5/15/39	286
46	Government National Mortgage Association, Pool #729511	4.50	4/15/40	48
267	Government National Mortgage Association, Pool #MA4384	4.50	4/20/47	279

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$560	Government National Mortgage Association, Pool #721760	4.50		8/15/40	$592
63	Government National Mortgage Association, Pool #MA1092	4.50		6/20/43	66
572	Government National Mortgage Association, Pool #4559	5.00		10/20/39	615
22	Government National Mortgage Association, Pool #MA0465	5.00		10/20/42	24
120	Government National Mortgage Association, Pool #604285	5.00		5/15/33	128
97	Government National Mortgage Association, Pool #MA4007	5.00		10/20/46	103
111	Government National Mortgage Association, Pool #694531	5.00		11/15/38	119
36	Government National Mortgage Association, Pool #675179	5.00		3/15/38	38
231	Government National Mortgage Association, Pool #782523	5.00		11/15/35	248
34	Government National Mortgage Association, Pool #782468	5.00		11/15/38	36
120	Government National Mortgage Association, Pool #MA2076	5.00		7/20/44	128
80	Government National Mortgage Association, Pool #712690	5.00		4/15/39	86
2	Government National Mortgage Association, Pool #673496	5.00		4/15/38	2
185	Government National Mortgage Association, Pool #783284	5.50		6/20/40	198
21	Government National Mortgage Association, Pool #MA0466	5.50		10/20/42	23
115	Government National Mortgage Association, Pool #510835	5.50		2/15/35	126
46	Government National Mortgage Association, Pool #658181	5.50		11/15/36	51
71	Government National Mortgage Association, Pool #781959	6.00		7/15/35	80
94	Government National Mortgage Association, Pool #4245	6.00		9/20/38	105
84	Government National Mortgage Association, Pool #4222	6.00		8/20/38	94
2	Government National Mortgage Association, Pool #690789	6.50		5/15/38	2
33	Government National Mortgage Association, Pool #699237	6.50		9/15/38	37
3,000	Government National Mortgage Association, 30 YR TBA	3.00		4/20/48	2,949
50	Government National Mortgage Association, 30 YR TBA	3.00		5/20/46	49
100	Government National Mortgage Association, 30 YR TBA	3.50		4/15/48	101
700	Government National Mortgage Association, 30 YR TBA	3.50		5/20/48	705
2,875	Government National Mortgage Association, 30 YR TBA	3.50		4/20/48	2,901
150	Government National Mortgage Association, 30 YR TBA	4.00		5/20/48	154
1,175	Government National Mortgage Association, 30 YR TBA	4.00		4/20/48	1,207
50	Government National Mortgage Association, 30 YR TBA	4.50		4/15/48	52
75	Government National Mortgage Association, 30 YR TBA	4.50		4/20/48	78
50	Government National Mortgage Association, 30 YR TBA	4.50		5/20/48	52

	Total U.S. Government Agency Mortgages				178,006

	Yankee Dollars — 0.21%
91	Bank of Nova Scotia (Banks)	1.85		4/14/20	89
91	Bank of Nova Scotia (Banks)	2.13		9/11/19	90
137	Royal Bank of Canada (Banks)	1.88		2/5/20	135
91	Royal Bank of Canada (Banks)	2.20		9/23/19	91

	Total Yankee Dollars				405

Shares
	Mutual Fund — 12.69%
24,759,459	State Street Institutional Treasury Plus Money Market Fund, Trust Class	1.50	(b)		24,759

	Total Mutual Fund				24,759

	Total Investments Before TBA Sale Commitments (cost $221,460) — 111.93%				218,416

Principal Amount (000)
	TBA Sale Commitments (c) — (0.63)%
$(675)	Fannie Mae, 15 YR TBA	4.00		4/25/33	(694)
(100)	Fannie Mae, 30 YR TBA	5.50		5/25/47	(109)
(175)	Freddie Mac, Gold 15 YR TBA	4.50		4/15/33	(176)
(125)	Freddie Mac, Gold 30 YR TBA	5.00		4/15/48	(133)
(100)	Government National Mortgage Association, 30 YR TBA	5.00		5/20/46	(105)

	Total TBA Sale Commitments				(1,217)

	Liabilities in excess of other assets — (11.30)%				(22,058)

	Net Assets — 100.00%				$195,141

(a)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at March 31, 2018.

(b)	The rate disclosed is the rate in effect on March 31, 2018.

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — March 31, 2018 (Unaudited)

(c)

Represents a “to be announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in the Notes to Portfolios of Investments.)

TBA — To Be Announced purchase or sale commitment. Security is subject to delayed delivery

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	Mellon Capital Management Corporation*	HC Capital Solutions	Total
Asset Backed Securities	1.67%	—	1.67%
Collateralized Mortgage Obligations	6.14%	—	6.14%
U.S. Government Agency Mortgages	91.22%	—	91.22%
Yankee Dollars	0.21%	—	0.21%
Mutual Fund	11.52%	1.17%	12.69%
TBA Sale Commitments	-0.63%	—	-0.63%
Other Assets (Liabilities)	-11.29%	-0.01%	-11.30%

Total Net Assets	98.84%	1.16%	100.00%

*	Part of BNY Mellon Asset Management North America Corporation

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds — 81.53%
	Alabama — 2.65%
$445	Alabama Public School & College Authority Revenue, Series C	5.00	9/1/19	$466
710	University of Alabama Revenue, Series A, Callable 7/1/22 @ 100.00	5.00	7/1/23	793

				1,259

	Arizona — 3.43%
420	Arizona School Facilities Board Revenue (Pre-Refunded/Escrowed to Maturity)	5.38	9/1/21	427
275	Arizona State Water Infrastructure Finance Authority Water Quality Revenue, Series A (Pre-Refunded/Escrowed to Maturity)	5.00	10/1/23	280
805	County of Pima Arizona Sewer System Revenue	5.00	7/1/23	918

				1,625

	Florida — 9.23%
400	Florida State Depth Environmental Protection Preservation Revenue, Series A	5.00	7/1/20	428
950	State of Florida Department of Education Revenue, Series A	5.00	7/1/22	1,062
425	JEA Florida Electric System Revenue, Series D	5.00	10/1/22	476
800	JEA Water & Sewer System Revenue, Series A	5.00	10/1/20	861
1,060	County of Miami-Dade Florida Transit System Revenue	5.00	7/1/19	1,103
420	South Broward Florida Hospital District Revenue	5.00	5/1/19	434

				4,364

	Hawaii — 0.99%
425	State of Hawaii, GO, Series EO	5.00	8/1/21	468

	Illinois — 2.01%
425	McHenry County Illinois Conservation District, GO	5.00	2/1/20	449
475	Northbrook Illinois, GO, Series A	5.00	12/1/19	500

				949

	Indiana — 0.91%
420	Rush County Elementary School Building Corporation Revenue, Series A (Pre-Refunded/Escrowed to Maturity) (State Aid Withholding)	5.00	7/15/19	431

	Iowa — 2.04%
450	Waukee Iowa Community School District, GO, Series C	5.00	6/1/19	467
500	West Des Moines Iowa, GO, Series B	5.00	6/1/18	503

				970

	Kentucky — 1.65%
685	University of Kentucky, GO, Series A, Callable 4/1/24 @ 100.00 (State Intercept)	5.00	4/1/25	784

	Maryland — 1.01%
450	Maryland State, GO, Series A	5.00	3/1/20	478

	Michigan — 4.31%
400	Michigan State Finance Authority Revenue	5.00	12/1/18	409
1,040	State of Michigan Trunk Line Revenue	5.00	11/15/19	1,094
500	Oakland University Michigan Revenue	5.00	3/1/21	540

				2,043

	Minnesota — 1.16%
525	Minnesota Higher Education Facilities Authority Revenue (Pre-Refunded/Escrowed to Maturity)	5.00	10/1/21	550

	Missouri — 2.51%
1,125	University of Missouri Revenue, Series A	5.00	11/1/19	1,183

	Nevada — 0.57%
250	Clark County, Nevada Highway Revenue	5.00	7/1/20	268

	New Jersey — 1.11%
375	Middlesex County Improvement Authority Revenue	3.00	9/1/20	386
130	South Brunswick Township New Jersey, GO	4.00	9/1/20	136

				522

	New Mexico — 2.47%
375	New Mexico State Finance Authority Revenue, Series B	5.00	6/15/19	390
750	State of New Mexico Severance Tax Permanent Fund Revenue, Series A	5.00	7/1/19	781

				1,171

	New York — 3.33%
400	New York City, GO, Series B (AMBAC)	5.00	8/15/18	405

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	New York (continued)
$385	New York City Transitional Finance Authority Future Tax Secured Revenue	5.00	11/1/21	$426
250	New York City Municipal Water Finance Authority Water & Sewer System Revenue, Callable 12/15/21 @ 100.00	5.00	6/15/23	277
405	New York State Dormitory Authority Revenue, Series A	5.00	2/15/24	466

				1,574

	North Carolina — 0.89%
375	State of North Carolina Revenue	5.00	3/1/23	423

	Ohio — 2.33%
1,020	Allen County Ohio Hospital (Pre-Refunded/Escrowed to Maturity)	5.25	9/1/27	1,102

	Oregon — 1.37%
590	Multnomah County School District No 1 Portland, GO, Series B (SCH BD GTY)	5.00	6/15/21	648

	Pennsylvania — 3.72%
525	Philadelphia Pennsylvania Authority For Industrial Development Temple University Revenue, Series 2016	5.00	4/1/21	570
475	Pleasant Valley Pennsylvania School District, GO (State Aid Withholding)	5.00	5/1/18	476
690	Souderton Area School District, GO (Pre-Refunded/Escrowed to Maturity) (State Aid Withholding)	4.75	11/1/20	713

				1,759

	South Dakota — 0.90%
395	City of Sioux Falls South Dakota Sales Tax Revenue, Series A	5.00	11/15/20	427

	Tennessee — 0.80%
350	City of Clarksville Tennessee Water Sewer & Gas Revenue	5.00	2/1/21	381

	Texas — 12.51%
240	Austin Texas Contractual Obligation, GO	5.00	5/1/19	249
685	Cypress-Fairbanks Independent School District, GO, Series C (PSF-GTD)	5.00	2/15/22	761
660	Dallas Area Rapid Transit Revenue, Series A	5.00	12/1/24	767
300	City of Frisco, Texas Refunding and Improvement, GO	5.00	2/15/19	309
450	Goose Creek Texas Consolidated Independent School District, GO, Callable 2/15/21 @ 100.00 (PSF-GTD)	5.00	2/15/22	489
430	Harris County Toll Road Authority Revenue, Series B	5.00	8/15/22	483
440	Hidalgo County Texas, GO	4.00	8/15/18	444
690	Katy Independent School District, GO, Series B (PSF-GTD)	5.00	2/15/22	766
250	New Braunfels Texas, GO	5.00	2/1/19	257
405	Nueces County Texas, GO	5.00	2/15/19	417
210	Rockwall Texas, GO	4.00	8/1/18	212
705	County of Travis Texas, GO	5.00	3/1/21	767

				5,921

	Virginia — 2.96%
360	Virginia Commonwealth Transportation Board Revenue, Series A	5.00	3/15/20	382
1,020	Virginia Housing Development Authority Revenue, Series A, Callable 9/1/19 @ 100.00	2.05	3/1/22	1,018

				1,400

	Washington — 10.59%
1,050	Public Utility District No. 1 of Benton County Revenue	5.00	11/1/19	1,102
420	Grant County Washington Public Utility District Revenue, Series I	5.00	1/1/19	431
215	King County Washington Sewer Revenue (Pre-Refunded/Escrowed to Maturity)	5.00	1/1/22	231
135	King County Washington Sewer Revenue, Callable 7/1/20 @ 100.00	5.00	1/1/22	144
500	Tacoma Washington Electric System Revenue, Series A	4.00	1/1/20	520
820	State of Washington Revenue, Series F	5.00	9/1/22	917
365	State of Washington Revenue, Series A	5.00	7/1/20	391
470	Washington State, GO, Series A (Pre-Refunded/Escrowed to Maturity)	5.00	7/1/30	474
420	Washington State, GO, Series C (Pre-Refunded/Escrowed to Maturity)	5.00	2/1/33	432
365	Washington State, GO, Series A	5.00	8/1/19	381

				5,023

	Wisconsin — 6.08%
380	City of Milwaukee WI, GO, Series N4&B5	5.00	4/1/23	430
200	Milwaukee Wisconsin Area Technical College District, GO, Series C	3.00	6/1/19	203
525	WPPI Energy Revenue, Series A	5.00	7/1/22	587

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	Wisconsin (continued)
$880	State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Revenue, Series 1	4.00		6/1/21	$938
665	Wisconsin Health & Educational Facilities Authority Revenue	5.00		11/15/20	718

					2,876

	Total Municipal Bonds				38,599

Shares
	Mutual Fund — 17.20%
8,142,960	State Street Institutional Treasury Plus Money Market Fund, Trust Class	1.50	(a)		8,143

	Total Mutual Fund				8,143

	Total Investments (cost $46,885) — 98.73%				46,742
	Other assets in excess of liabilities — 1.27%				603

	Net Assets — 100.00%				$47,345

(a)	The rate disclosed is the rate in effect on March 31, 2018.

AMBAC — American Municipal Bond Assurance Corporation

GO — General Obligation

GTY — Guaranty

PSF-GTD — Public School Fund Guaranteed

SCH BD GTY — School Board Guaranty

As of March 31, 2018, 100% of the Portfolio’s net assets were managed by Breckinridge Capital Advisors, Inc.

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds — 98.02%
	Alabama — 0.68%
$1,400	Birmingham Alabama Water Works Board Water Revenue, Series B	5.00		1/1/24	$1,594
1,000	Jefferson County Alabama Revenue	5.00		9/15/22	1,118

					2,712

	Alaska — 0.60%
2,265	Alaska Industrial Development & Export Authority Revenue, Revolving Fund, Series A, Callable 4/1/20 @ 100.00 (GO of Authority)	5.25		4/1/22	2,415

	Arizona — 2.12%
1,500	Phoenix Arizona Civic Improvement Corp. Wastewater System Revenue, Junior Lien	5.00		7/1/21	1,646
1,000	Salt Verde Arizona Financial Corp. Senior Gas Revenue (Citigroup, Inc.)	5.25		12/1/24	1,148
5,250	Tucson Arizona Water System Revenue, Series A	5.00		7/1/21	5,769

					8,563

	Arkansas — 0.33%
1,200	Arkansas State Development Finance Authority Hospital Revenue, Series B	5.00		2/1/23	1,333

	California — 8.25%
1,500	California State, GO	5.00		8/1/24	1,749
5,000	California State, GO	5.00		11/1/23	5,759
2,510	California State Department of Water Resources Revenue, Central Valley Project, Continuously Callable @ 100.00	5.25		7/1/22	2,517
1,000	California State Public Works Board Lease Revenue, Series B	5.00		10/1/21	1,106
4,155	California State Public Works Board Lease Revenue, Series D	5.00		4/1/24	4,806
1,500	Golden State Tobacco Securitization Corp. California Tobacco Settlement Revenue, Series A-1	5.00		6/1/21	1,636
2,460	Golden State Tobacco Securitization Corp. California Tobacco Settlement Revenue, Series A-1	5.00		6/1/26	2,823
1,000	Los Angeles California Department of Airports Revenue	5.00		5/15/23	1,128
1,650	Los Angeles California Department of Water & Power System Revenue, Series A	5.00		7/1/21	1,822
5,000	Orange County California Sanitation District Wastewater Revenue, Series A	5.00		2/1/22	5,585
3,925	San Francisco California City & County Airports Commission International Terminal Revenue, Series F, AMT, Callable 5/1/21 @ 100.00	5.00		5/1/22	4,281
65	University of California Revenue, Series Q, Continuously Callable @ 100.00	5.25		5/15/23	65

					33,277

	Colorado — 4.44%
5,000	Colorado State Health Facilities Authority Revenue, Catholic Health Initiatives, Series D-3	5.00 (US LIBOR)	(a)	10/1/38	5,459
3,720	City of Colorado Springs Colorado Utilities System Revenue, Series A-3	5.00		11/15/22	4,198
1,225	Colorado State Board of Governors University Enterprise System Revenue, Series E-2	5.00		3/1/25	1,428
2,970	Denver City & County School District No 1, GO, Series A (State Aid Withholding)	5.50		12/1/25	3,627
1,150	Denver City & County Colorado Airport Revenue, Series A, AMT	5.00		11/15/19	1,208
1,750	Denver City & County Colorado Airport Revenue, Series A	5.00		11/15/23	2,006

					17,926

	Connecticut — 1.91%
3,000	State of Connecticut, GO, Series A, Callable 10/15/23 @ 100.00	5.00		10/15/25	3,301
2,500	Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, Series A	5.00		9/1/21	2,719
1,570	Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, Series B	5.00		8/1/20	1,670

					7,690

	District of Columbia — 0.44%
1,500	District of Columbia University Revenue	5.00		4/1/25	1,740

	Florida — 7.33%
5,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1, Callable 12/1/19 @ 100.00	5.00		6/1/20	5,260
1,285	Greater Orlando Florida Aviation Authority Airport Facilities Revenue, Series A	5.00		10/1/21	1,410

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	Florida (continued)
$1,100	JEA Florida Electric System Revenue, Series A	5.00		10/1/20	$1,184
1,615	Lee County Florida Solid Waste System Revenue	5.00		10/1/22	1,776
1,500	Lee County Florida Solid Waste System Revenue (AMT)	5.00		10/1/25	1,695
1,600	Lee County Florida Transportation Facilities Revenue (AGM)	5.00		10/1/20	1,719
4,570	Miami-Dade County Florida Aviation Revenue, Series A	5.00		10/1/21	4,994
2,000	Orange County Florida Tourist Development Tax Revenue	5.00		10/1/20	2,156
3,250	Orange County Florida Tourist Development Tax Revenue, Series B	5.00		10/1/25	3,809
1,500	Palm Beach County Florida Health Facilities Authority Revenue	5.00		11/15/21	1,646
1,845	Palm Beach County Florida School Board, Series D	5.00		8/1/21	2,019
1,750	South Florida Water Management District Corps, CP	5.00		10/1/21	1,923

					29,591

	Georgia — 2.86%
1,000	Atlanta Georgia Development Authority Revenue, Series A-1	5.00		7/1/23	1,134
1,250	Fulton County Georgia Development Authority Revenue, Series A	5.00		7/1/23	1,416
1,600	Fulton County Georgia Development Authority Revenue, Series A	5.00		7/1/24	1,833
3,050	Georgia State Municipal Gas Authority Revenue, Gas Portfolio III Project, Series U	5.00		10/1/21	3,332
1,000	Main Street Natural Gas, Inc. Revenue, Series B, Callable 6/1/23 @ 100.00	1.87 (US0001M + 75.00 bps)	(b)	4/1/48	993
1,000	Main Street Natural Gas, Inc. Georgia Gas Revenue, Series A (JP Morgan Chase & Co.)	5.00		3/15/19	1,030
1,620	Municipal Electric Authority of Georgia Revenue, Series A	5.00		1/1/21	1,738

					11,476

	Illinois — 1.80%
94	Chicago Illinois Certificates of Participation, Tax Increment Allocation Revenue, Diversey / Narragansett Project, Series NT, Continuously Callable @ 100.00 (c)	7.46		2/15/26	68
1,000	City of Chicago IL Waterworks Revenue	5.00		11/1/24	1,126
1,240	Illinois State Finance Authority Revenue, Series B	5.00		5/1/22	1,379
1,500	Illinois State Finance Authority Revenue, University of Chicago, Series A	5.00		10/1/20	1,614
750	Northern Illinois Municipal Power Agency Project Revenue, Series A	5.00		12/1/22	834
2,000	Railsplitter Tobacco Settlement Authority Revenue	5.00		6/1/22	2,199

					7,220

	Indiana — 2.49%
1,150	Indiana Finance Authority Revenue, Series A	5.00		11/1/23	1,315
1,000	Indiana Finance Authority Revenue, Series A	5.00		11/1/24	1,160
1,000	Indiana State Finance Authority Revenue, Stadium Project, Series A	5.00		2/1/23	1,123
2,500	Indianapolis Local Public Improvement Bond Bank Airport Authority Revenue, Series A-1, AMT	5.00		1/1/21	2,699
1,000	Richmond Indiana Hospital Authority Revenue, Reid Hospital & Health Care, Series A	5.00		1/1/21	1,068
2,250	Whiting Indiana Environmental Facilities Revenue	5.00	(a)	11/1/47	2,613

					9,978

	Kentucky — 1.11%
3,160	Kentucky Public Energy Authority Revenue, Series A	4.00		4/1/23	3,375
1,000	Kentucky Public Energy Authority Revenue, Series A, Callable 1/2/24 @ 100.40	4.00		4/1/24	1,073

					4,448

	Louisiana — 2.08%
2,850	Louisiana State Citizens Property Insurance Corp. Revenue (AGM)	5.00		6/1/22	3,178
5,000	Tobacco Settlement Financing Corp. Louisiana Revenue, Series A	5.00		5/15/19	5,189

					8,367

	Maryland — 2.30%
1,000	Maryland State Health & Higher Educational Facilities Authority Revenue, Series B	5.00		7/1/22	1,121
1,000	Maryland State Economic Development Corp. Private Activity Revenue, Series A, AMT, Callable 11/30/21 @ 100.00	5.00		3/31/24	1,089
4,040	Maryland State Stadium Authority Revenue	5.00		5/1/24	4,634
2,110	Montgomery County Maryland, GO, Series A	5.00		12/1/23	2,429

					9,273

	Massachusetts — 3.63%
4,730	Massachusetts State Educational Financing Authority Revenue, Series K	5.00		7/1/19	4,897
1,615	Massachusetts State Educational Financing Authority Revenue, Series A, AMT	5.00		7/1/23	1,784

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	Massachusetts (continued)
$2,180	Massachusetts State Development Finance Agency Revenue, Bentley University (Pre-Refunded/Escrowed to Maturity)	5.00		7/1/22	$2,335
1,480	Massachusetts Development Finance Agency Revenue (Pre-Refunded/Escrowed to Maturity)	5.00		7/1/21	1,584
835	Massachusetts Development Finance Agency Revenue, Callable 7/1/20 @ 100.00	5.00		7/1/21	890
1,750	Massachusetts Development Finance Agency Revenue (Pre-Refunded/Escrowed to Maturity)	5.25		1/1/21	1,902
1,170	Massachusetts Development Finance Agency Revenue	5.25		1/1/21	1,263

					14,655

	Michigan — 2.66%
1,810	Great Lakes Michigan Water Authority Sewage Disposal System Revenue, Series B	5.00		7/1/24	2,057
2,000	Michigan State Finance Authority Revenue, Detroit School District, Series A (Q-SBLF)	5.00		5/1/21	2,164
4,000	Michigan State Finance Authority Revenue, Series D-1 (AGM)	5.00		7/1/21	4,355
1,000	Michigan State Finance Authority Revenue, Series D-1	5.00		7/1/21	1,087
1,000	Wayne County Michigan Airport Authority Revenue, Series A, AMT	5.00		12/1/19	1,049

					10,712

	Minnesota — 0.33%
1,200	Minneapolis-Saint Paul Minnesota Metropolitan Airports Commission Revenue, Series B	5.00		1/1/22	1,326

	Missouri — 1.78%
2,500	Kansas City Missouri Airport Revenue, Series A, AMT	5.00		9/1/20	2,682
1,600	Missouri State Joint Municipal Electric Utility Commission Power Project Revenue, Series A	5.00		1/1/21	1,728
1,500	Missouri State Development Finance Board Infrastructure Facilities Revenue, Branson Landing Project, Series A	5.00		6/1/20	1,586
1,000	Missouri State Health & Educational Facilities Authority Revenue	5.00		11/15/23	1,150

					7,146

	Nevada — 2.59%
3,470	Clark County Nevada School District, GO, Series A	5.00		6/15/23	3,905
1,000	Clark County Nevada School District, GO, Series A	5.00		6/15/26	1,159
4,865	Las Vegas Valley Nevada Water District, GO, Series A	5.00		6/1/21	5,326

					10,390

	New Jersey — 2.50%
750	New Jersey State Health Care Facilities Financing Authority Revenue, Virtua Health, Inc.	5.00		7/1/19	781
3,750	New Jersey State Economic Development Authority Revenue, School Facilities Construction, Series NN	5.00		3/1/21	3,980
5,000	New Jersey State Higher Education Assistance Authority Senior Revenue, Series 2015-1A	5.00		12/1/20	5,327

					10,088

	New York — 9.95%
2,000	Long Island New York Power Authority Electricity System Revenue, Series C, Callable 5/7/18 @ 100.00	2.05 (US0001M + 88.00 bps)	(b)	5/1/33	2,001
2,110	Metropolitan Transportation Authority New York Revenue, Series A-1	5.00		11/15/22	2,372
2,000	Metropolitan Transportation Authority New York Revenue, Series B	5.00		11/15/22	2,248
1,000	Metropolitan Transportation Authority New York Revenue, Series F	5.00		11/15/20	1,080
3,020	New York State, GO, Series E, Callable 8/1/19 @ 100.00	5.00		8/1/21	3,149
2,000	City of New York, GO, Series G-3, Callable 4/5/18 @ 100.00 (Citigroup, Inc.)	1.59	(a)	4/1/42	2,000
2,500	New York State, GO, Series C	5.00		8/1/23	2,846
3,000	New York City Housing Development Corp. Revenue, Series B-2, Callable 7/1/23 @ 100.00	5.00		7/1/26	3,348
2,500	New York City Health & Hospital Corp. Revenue, Health System, Series A, Callable 2/15/20 @ 100.00 (GO of Corp.)	5.00		2/15/22	2,647
1,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Series B-1, Callable 8/1/24 @ 100.00	5.00		8/1/29	1,146
1,520	New York City Transitional Finance Authority Building AID Revenue, Series S-2 (State Aid Withholding)	5.00		7/15/21	1,672
1,165	New York State Dormitory Authority Revenues Non State Supported Debt, Icahn School of Medicine at Mount Sinai, Series A	5.00		7/1/21	1,270

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	New York (continued)
$3,000	New York State Dormitory Authority State Personal Income Tax Revenue, Series D	5.00		2/15/23	$3,393
3,255	New York State Transportation Development Corp. Special Facilities Revenue, Terminal One Group Associates	5.00		1/1/21	3,498
2,000	Port Authority of New York & New Jersey New York Revenue, Consolidated 185th, AMT	5.00		9/1/22	2,225
4,500	Port Authority of New York & New Jersey New York Revenue, Consolidated 185th, AMT	5.00		9/1/23	5,067

					39,962

	North Carolina — 2.94%
1,000	City of Charlotte NC Airport Revenue, Series C	4.00		7/1/23	1,091
1,000	City of Charlotte NC Airport Revenue, Series C	5.00		7/1/24	1,161
2,275	County of Mecklenburg North Carolina, GO, Series A	5.00		4/1/23	2,592
1,000	North Carolina State Turnpike Authority Revenue (AGC)	5.00		1/1/24	1,130
5,000	County of Wake North Carolina, GO	5.00		9/1/24	5,842

					11,816

	Ohio — 1.40%
1,750	Ohio American Municipal Power, Inc. Revenue, Series A	5.00		2/15/24	1,990
835	Mahoning County Ohio Hospital Facilities Revenue, Western Reserve Care System (Pre-Refunded/Escrowed to Maturity) (MBIA)	5.50		10/15/25	937
2,500	Montgomery County Ohio Revenue, Miami Valley Hospital, Series A, Callable 11/15/20 @ 100.00	5.75		11/15/22	2,728

					5,655

	Oklahoma — 0.35%
1,275	Grand River Oklahoma Dam Authority Revenue, Series A	5.00		6/1/22	1,423

	Pennsylvania — 2.97%
1,250	Commonwealth Financing Authority Revenue, Tobacco Master Settlement	5.00		6/1/23	1,377
2,500	Pennsylvania State Turnpike Commission Revenue	5.00		6/1/24	2,833
3,000	Philadelphia Pennsylvania Gas Works Revenue	5.00		8/1/21	3,270
2,500	Philadelphia Pennsylvania School District, GO, Series C, Callable 9/1/20 @ 100.00 (State Aid Withholding)	5.00		9/1/21	2,645
1,700	Southeastern Pennsylvania Transportation Authority Revenue	5.00		3/1/23	1,912

					12,037

	Rhode Island — 0.82%
2,000	Rhode Island Health & Educational Building Corp. Revenue	5.00		5/15/23	2,214
1,000	Rhode Island State Student Loan Authority Student Loan Revenue, Series A, AMT	5.00		12/1/22	1,092

					3,306

	South Carolina — 2.03%
3,680	County of Charleston South Carolina, GO, Series A (State Aid Withholding)	5.00		11/1/26	4,434
3,500	Piedmont Municipal Power Agency Electric Revenue, Series A-2, Callable 1/1/21 @ 100.00	5.00		1/1/22	3,754

					8,188

	Tennessee — 0.88%
2,000	Tennessee State Energy Acquisition Corp. Gas Revenue, Series A (Goldman Sachs Group, Inc.)	5.25		9/1/21	2,197
1,250	Tennessee State Energy Acquisition Corp. Gas Revenue, Series E, Callable 2/1/23 @ 100.43	4.00	(a)	5/1/48	1,336

					3,533

	Texas — 17.79%
2,000	Aldine Texas Independent School District, GO (PSF-GTD)	5.00		2/15/25	2,330
1,650	Allen Texas Independent School District, GO (PSF-GTD)	5.00		2/15/21	1,793
1,000	Austin Texas Community College District, GO	5.00		8/1/23	1,141
1,180	Clifton Higher Education Finance Corp. Revenue (PSF-GTD)	5.00		8/15/24	1,355
2,200	Clifton Higher Education Finance Corp. Revenue (PSF-GTD)	5.00		8/15/25	2,558
3,500	Dallas-Fort Worth Texas International Airport Revenue, Series E	5.00		11/1/22	3,894
1,000	City of Dallas TX, GO, Series A, Callable 2/15/23 @ 100.00	5.00		2/15/26	1,113
2,450	City of Dallas TX, GO, Callable 2/15/25 @ 100.00	5.00		2/15/27	2,796
2,500	Dallas Independent School District, GO, Series A, Callable 2/15/25 @ 100.00 (PSF-GTD)	5.00		2/15/27	2,892
1,100	Denton Texas Utility System Revenue	5.00		12/1/22	1,234
2,090	Dickinson Texas Independent School District, GO (PSF-GTD)	5.00		2/15/21	2,267

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	Texas (continued)
$1,000	El Paso Texas Water & Sewer Revenue	5.00		3/1/22	$1,113
3,235	Harris County Houston Texas Sports Authority Revenue, Series A	5.00		11/15/20	3,473
2,095	Harris County Texas Cultural Education Facilities Finance Corp. Medicine Facilities Revenue, Baylor College of Medicine	5.00		11/15/23	2,380
1,650	Harris County Cultural Education Facilities Finance Corp. Revenue	5.00		11/15/25	1,932
1,650	Harris County Toll Road Authority Revenue, Series A	5.00		8/15/23	1,883
1,450	Houston Texas Community College Revenue	5.00		4/15/21	1,580
2,000	Houston Texas Hotel Occupancy Tax & Special Revenue, Series A	5.00		9/1/20	2,136
2,500	Houston Texas Utility System Revenue, Callable 11/1/19 @ 100.00	2.48 (MUNIPSA + 90.00 bps)	(b)	5/15/34	2,513
1,000	Love Field Texas Airport Modernization Corp. General Airport Revenue, AMT	5.00		11/1/22	1,113
1,220	Love Field Texas Airport Modernization Corp. General Airport Revenue, Callable 11/1/22 @ 100.00	5.00		11/1/28	1,328
1,000	Lower Colorado River Texas Authority Transmission Contract Revenue	5.00		5/15/21	1,090
1,000	Lower Colorado River Texas Authority Transmission Contract Revenue	5.00		5/15/22	1,110
1,075	Lower Colorado River Texas Authority Transmission Contract Revenue	5.00		5/15/23	1,212
1,695	North Texas Tollway Authority Revenue, Series A	5.00		1/1/22	1,870
2,500	North Texas Tollway Authority Revenue, Series A	5.00		1/1/22	2,752
1,000	North Texas Tollway Authority Revenue, Series B, Callable 1/1/23 @ 100.00	5.00		1/1/26	1,118
1,000	Northside Texas Independent School District, GO (PSF-GTD)	5.00		6/15/24	1,153
2,000	Plano Texas Independent School District, GO, Series B (PSF-GTD)	5.00		2/15/21	2,173
1,070	Sam Rayburn Texas Municipal Power Agency Revenue	5.00		10/1/20	1,142
1,175	San Antonio Texas Water Revenue, Junior Lien, Series A	5.00		5/15/22	1,310
1,505	Texas A&M University Revenue, Series E	5.00		5/15/23	1,713
4,365	Texas State College Student Loan, GO	5.00		8/1/22	4,869
2,230	University of Houston Revenue, Series C, Callable 2/15/26 @ 100.00	5.00		2/15/28	2,593
3,000	University of Texas Revenue, Series E	5.00		8/15/23	3,429
1,000	West Travis County Public Utility Agency Revenue (BAM)	5.00		8/15/26	1,174

					71,532

	Utah — 0.32%
1,090	Utah Transit Authority Revenue	5.00		12/15/26	1,292

	Virginia — 1.81%
1,000	Fairfax County Virginia Industrial Development Authority Revenue, Series A	5.00		5/15/22	1,118
1,000	Fairfax County Virginia Industrial Development Authority Revenue, Series A	5.00		5/15/23	1,137
1,000	Fairfax County Virginia Industrial Development Authority Revenue, Series A	5.00		5/15/24	1,156
2,000	Virginia Commonwealth Transportation Board Revenue, Series A	5.00		5/15/23	2,274
1,400	Virginia Commonwealth Transportation Board Revenue, Series A	5.00		5/15/24	1,620

					7,305

	Washington — 3.39%
1,070	Grant County Washington Public Utilities District #2 Priest Rapids Hydro Electric Revenue, Series B, AMT	5.00		1/1/20	1,128
1,650	Grant County Washington Public Utilities District #2 Priest Rapids Hydro Electric Revenue, Series B, AMT	5.00		1/1/21	1,778
1,420	Grant County Washington Public Utilities District #2 Priest Rapids Hydro Electric Revenue, Series B, AMT	5.00		1/1/22	1,559
1,000	Port of Seattle Washington, GO, AMT, Callable 6/1/21 @ 100.00	5.25		12/1/21	1,100
1,000	Port of Seattle Washington Revenue, Series C, AMT	5.00		4/1/22	1,103
2,500	Washington State, GO, Series B	5.00		7/1/23	2,848
2,500	Washington State Motor Vehicle Fuel Tax, GO, Series C	5.00		2/1/21	2,717
1,250	Washington Health Care Facilities Authority Revenue	5.00		10/1/25	1,448

					13,681

	Wisconsin — 1.14%
1,000	Public Finance Authority Wisconsin Lease Development Revenue	5.00		3/1/22	1,098
1,000	Public Finance Authority Wisconsin Lease Development Revenue	5.00		3/1/23	1,113
1,000	Wisconsin State Health & Educational Facilities Authority Health Facilities Revenue, Unity Point Health, Series A	5.00		12/1/21	1,103
1,155	Wisconsin State Health & Educational Facilities Authority Revenue, Series A	5.00		11/15/22	1,298

					4,612

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %		Maturity Date	Value (000)
	Municipal Bonds (continued)
	Total Municipal Bonds				$394,668

	Corporate Bond — 0.00%
$3,939	ASC Equipment (Trading Companies & Distributors)(d)	5.13	(e)	3/1/08	—

	Total Corporate Bond				—

	Time Deposit — 0.10%
387	State Street Liquidity Management Control System Eurodollar Time Deposit	0.46		4/2/18	387

	Total Time Deposit				387

Shares
	Mutual Fund — 0.72%
2,888,481	State Street Institutional Treasury Plus Money Market Fund, Trust Class	1.50	(e)		2,888

	Total Mutual Fund				2,888

	Total Investments (cost $404,128) — 98.84%				397,943
	Other assets in excess of liabilities — 1.16%				4,662

	Net Assets — 100.00%				$402,605

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Interest rate is determined by the Remarketing Agent. The rate presented is the rate in effect at March 31, 2018.

(b)	Variable Rate Security. The rate reflected is the rate in effect on March 31, 2018.

(c)	This security has been deemed illiquid by the Specialist Manager and represents 0.02% of the Portfolio’s net assets.

(d)	Defaulted Bond.

(e)	The rate disclosed is the rate in effect on March 31, 2018.

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

bps — Basis Points

GO — General Obligation

MBIA — Municipal Bond Insurance Association

MUNIPSA — SIFMA Municipal Swap Index Yield

PSF-GTD — Public School Fund Guaranteed

Q-SBLF — Qualified School Bond Loan Fund

US0001M — 1 Month US Dollar LIBOR

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Intermediate Term Municipal Bond Portfolio	Standish Mellon Asset Management Company, LLC*	HC Capital Solutions	Total
Municipal Bonds	98.02%	—	98.02%
Corporate Bond	0.00%	—	0.00%
Time Deposit	0.10%	—	0.10%
Mutual Fund	—	0.72%	0.72%
Other Assets (Liabilities)	1.29%	-0.13%	1.16%

Total Net Assets	99.41%	0.59%	100.00%

*	Part of BNY Mellon Asset Management North America Corporation

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds — 97.36%
	Alabama — 5.41%
$1,500	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/19	$1,554
1,415	Birmingham Alabama Special Care Facilities Financing Authority Health Care Facility, Callable 6/1/25 @ 100.00	5.00	6/1/29	1,602
1,000	Pell City Alabama, GO, Series A, Callable 2/1/25 @ 100.00	5.00	2/1/26	1,154

				4,310

	Arizona — 0.81%
450	Maricopa County Arizona Unified School District No. 48, GO	5.00	7/1/21	494
140	Yuma County Arizona Jail District Revenue, Pledge Obligation	5.00	7/1/20	149

				643

	California — 1.34%
620	California State Department Water Resources Power Supply Revenue, Series L (Pre-Refunded/Escrowed to Maturity)	5.00	5/1/22	663
380	California State Department Water Resources Power Supply Revenue, Series L, Callable 5/1/20 @ 100.00	5.00	5/1/22	406

				1,069

	Florida — 12.58%
1,250	Florida State Board of Education Lottery Revenue, Series A	5.00	7/1/26	1,489
800	State of Florida, GO, Series A	5.00	6/1/23	913
1,525	Florida Department of Environmental Protection Revenue, Series A	5.00	7/1/24	1,765
1,400	Lee County Florida School Board Certificates of Participation, Series A, Callable 8/1/24 @ 100.00	5.00	8/1/27	1,600
750	Miami-Dade County Florida, GO, Series A, Callable 11/1/24 @ 100.00	5.00	11/1/27	870
1,000	Miami-Dade County Florida Water & Sewer Revenue, Series B (AGM)	5.25	10/1/20	1,084
585	Orange County Florida School Board Certificates of Participation, Series A	5.00	8/1/23	664
1,500	West Palm Beach Florida Utility System Revenue, Series A, Callable 10/1/21 @ 100.00	5.00	10/1/22	1,656

				10,041

	Hawaii — 2.03%
1,500	Honolulu City & County Hawaii, GO, Series B, Callable 12/1/20 @ 100.00	5.00	12/1/23	1,621

	Idaho — 1.79%
1,285	Idaho State Housing & Finance Association, Grant & Revenue Anticipation Federal Highway Trust, Series A	5.00	7/15/22	1,431

	Iowa — 2.07%
1,410	City of Bettendorf IA, GO, Series D	5.00	6/1/25	1,650

	Kansas — 1.22%
850	City of Olathe Kansas, GO, Series 230	5.00	10/1/23	970

	Maryland — 1.73%
1,330	Maryland State Transportation Authority Revenue, Transportation Facilities Project, Series A	5.00	7/1/19	1,385

	Massachusetts — 2.98%
1,000	Massachusetts State Bay Transportation Authority Sales Tax Revenue	4.00	12/1/21	1,074
600	Massachusetts State, GO, Series A	5.00	3/1/23	680
600	Massachusetts State Water Resources Authority Revenue, Series A (Pre-Refunded/Escrowed to Maturity)	5.00	8/1/39	626

				2,380

	Michigan — 1.26%
1,000	Grand Rapids Michigan Community College, GO (AGM)	5.00	5/1/18	1,003

	Minnesota — 0.51%
400	Crow Wing County Minnesota, GO, Series A	5.00	2/1/19	411

	Nebraska — 0.63%
500	Lincoln Nebraska Waterworks Revenue	3.00	8/15/18	503

	Nevada — 3.89%
800	Clark County Nevada Highway Improvement Revenue	5.00	7/1/23	907
1,105	Las Vegas Valley Nevada Water District, GO, Series B	5.00	12/1/24	1,288
800	Nevada State System of Higher Education Certificates of Participation Revenue, Series A, Callable 7/1/24 @ 100.00	5.00	7/1/26	911

				3,106

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments (continued) — March 31, 2018 (Unaudited)

Principal Amount (000)	Security Description	Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	New York — 2.94%
$1,495	New York City Transitional Finance Authority Revenue, Series D, Callable 2/1/21 @ 100.00	5.25	2/1/22	$1,635
625	New York State Dormitory Authority State Personal Income Tax Revenue, Series A, Callable 2/15/24 @ 100.00	5.00	2/15/26	716

				2,351

	North Carolina — 4.66%
1,525	North Carolina State Capital Facilities Finance Agency Educational Revenue (Pre-Refunded/Escrowed to Maturity)	5.00	1/1/38	1,564
1,500	North Carolina State Revenue, Series B	5.00	5/1/27	1,804
300	University of North Carolina at Greensboro Revenue	5.00	4/1/25	350

				3,718

	Ohio — 10.25%
700	American Municipal Power, Inc. Revenue, Series A, Callable 2/15/24 @ 100.00	5.00	2/15/27	786
1,000	Butler County Ohio Hospital Facilities Revenue, Series X	5.00	5/15/29	1,192
1,600	Columbus Ohio State, GO, Series 1 (Pre-Refunded/Escrowed to Maturity)	5.00	7/1/24	1,830
1,400	Cuyahoga County Ohio, GO, Series A	5.00	12/1/19	1,475
750	Ohio State Building Authority State Facilities Revenue	5.00	10/1/21	827
1,000	Ohio State Hospital Facility Revenue, Callable 1/1/28 @ 100.00	5.00	1/1/30	1,193
800	Ohio State University Revenue	5.00	12/1/22	904

				8,207

	Pennsylvania — 3.25%
1,375	Blairsville-Saltsburg School District, GO (BAM State Aid Withholding)	5.00	3/15/23	1,535
1,000	Pennsylvania State, GO, Series A	5.00	5/1/20	1,061

				2,596

	South Carolina — 1.42%
1,100	Richland County School District No. 2, GO, Series A (Pre-Refunded/Escrowed to Maturity) (SCSDE)	5.00	2/1/20	1,131

	South Dakota — 2.46%
1,675	South Dakota Board of Regents Revenue, Callable 10/1/27 @ 100.00	5.00	4/1/29	1,965

	Texas — 19.45%
1,325	Dallas Texas Area Rapid Transit Sales Tax Revenue (Pre-Refunded/Escrowed to Maturity) (Insurance/Program BHAC-CR)	5.25	12/1/48	1,356
710	Dallas Texas Waterworks & Sewer System Revenue (Pre-Refunded/Escrowed to Maturity)	5.00	10/1/23	783
540	Dallas Texas Waterworks & Sewer System Revenue, Callable 10/1/21 @ 100.00	5.00	10/1/23	595
875	City of Denton Texas, GO	5.00	2/15/21	954
1,545	Harris County Texas Revenue, Series A, Callable 8/15/26 @ 100.00	5.00	8/15/30	1,803
1,500	Harris County Texas Cultural Education Facilities Finance Corp. Revenue, Texas Children’s Hospital, Callable 10/1/25 @ 100.00	5.00	10/1/27	1,738
1,710	Humble Independent School District, GO, Series C	5.00	2/15/24	1,963
1,715	North East Independent School District Texas, GO, Series B (PSF-GTD)	5.00	2/1/24	1,968
300	City of Pearland Texas, GO, Callable 3/1/27 @ 100.00	5.00	3/1/29	353
500	Sugar Land Texas (Pre-Refunded/Escrowed to Maturity)	5.00	2/15/21	514
935	Sugar Land Texas, Callable 2/15/19 @ 100.00	5.00	2/15/21	962
1,500	Texas State Water Development Board Revenue, Series A, Callable 10/15/25 @ 100.00	5.00	4/15/26	1,760
515	Webb County Texas, GO	4.50	2/15/19	528
235	Webb County Texas, GO	4.50	2/15/19	241

				15,518

	Washington — 14.68%
1,000	King County Washington, GO	5.25	1/1/23	1,142
1,250	King County School District No 410 Snoqualmie Valley, GO, Callable 6/1/27 @ 100.00	5.00	12/1/27	1,496
1,400	King County Washington Sewer Revenue, Callable 1/1/22 @ 100.00	5.00	1/1/24	1,548
750	King County Washington Sewer Revenue	5.00	1/1/20	793
1,580	Port of Seattle Washington Revenue, Intermediate Lien, Series B	5.00	6/1/18	1,590
1,540	City of Spokane Washington Water & Wastewater System Revenue	5.00	12/1/19	1,624
1,500	Tacoma Washington Water Revenue, Series A, Callable 6/1/20 @ 100.00	5.00	12/1/22	1,601
1,750	State of Washington, GO, Series A	5.00	8/1/21	1,925

				11,719

	Total Municipal Bonds			77,728

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments (concluded) — March 31, 2018 (Unaudited)

Shares	Security Description	Rate %		Maturity Date	Value (000)
	Mutual Fund — 1.27%
1,012,213	State Street Institutional Treasury Plus Money Market Fund, Trust Class	1.50	(a)		$1,012

	Total Mutual Fund				1,012

	Total Investments (cost $78,192) — 98.63%				78,740
	Other assets in excess of liabilities — 1.37%				1,091

	Net Assets — 100.00%				$79,831

(a)	The rate disclosed is the rate in effect on March 31, 2018.

AGM — Assured Guaranty Municipal Corporation

BHAC-CR — Berkshire Hathaway Assuranty Corp.

BAM — Build America Mutual

GO — General Obligation

GTY — Guaranty

PSF-GTD — Public School Fund Guaranteed

SCSDE — Insured by South Carolina School Discount Enhancement

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Intermediate Term Municipal Bond II Portfolio	Breckinridge Capital Advisors, Inc.	HC Capital Solutions	Total
Municipal Bonds	97.36%	—	97.36%
Mutual Fund	0.30%	0.97%	1.27%
Other Assets (Liabilities)	1.41%	-0.04%	1.37%

Total Net Assets	99.07%	0.93%	100.00%

Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.

See accompanying notes to schedules of portfolio investments.

HC CAPITAL TRUST

Notes to Portfolios of Investments — March 31, 2018 (Unaudited)

1.    DESCRIPTION.    HC Capital Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management series investment company. The Trust is a Delaware statutory trust which was organized on December 15, 1994. As of March 31, 2018, the Trust offered twenty-two separate investment portfolios: The Value Equity Portfolio (“Value Portfolio”), The Institutional Value Equity Portfolio (“Institutional Value Portfolio”), The Growth Equity Portfolio (“Growth Portfolio”), The Institutional Growth Equity Portfolio (“Institutional Growth Portfolio”), The Small Capitalization-Mid Capitalization Equity Portfolio (“Small Cap-Mid Cap Portfolio”), The Institutional Small Capitalization-Mid Capitalization Equity Portfolio (“Institutional Small Cap-Mid Cap Portfolio”), The Real Estate Securities Portfolio (“Real Estate Portfolio”), The Commodity Returns Strategy Portfolio (“Commodity Portfolio”), The ESG Growth Portfolio (“ESG Growth Portfolio”), The Catholic SRI Growth Portfolio (“Catholic SRI Growth Portfolio”), The International Equity Portfolio (“International Portfolio”), The Institutional International Equity Portfolio (“Institutional International Portfolio”), The Emerging Markets Portfolio (“Emerging Markets Portfolio”), The Core Fixed Income Portfolio (“Core Fixed Income Portfolio”), The Fixed Income Opportunity Portfolio (“Fixed Opportunity Portfolio”), The U.S. Government Fixed Income Securities Portfolio (“U.S. Government Fixed Income Portfolio”), The Inflation Protected Securities Portfolio (“Inflation Protected Portfolio”), The U.S. Corporate Fixed Income Securities Portfolio (“U.S. Corporate Fixed Income Portfolio”), The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (“U.S. Mortgage/Asset Backed Fixed Income Portfolio”), The Short-Term Municipal Bond Portfolio (“Short-Term Municipal Portfolio”), The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”), and The Intermediate Term Municipal Bond II Portfolio (“Intermediate Municipal II Portfolio) (each a “Portfolio” and collectively the “Portfolios”). The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle Callaghan & Co., LLC.

All the Portfolios in the Trust, except the Real Estate Portfolio, the ESG Growth Portfolio, and the Catholic SRI Growth Portfolio are diversified Portfolios under the 1940 Act. The Real Estate Portfolio, the ESG Growth Portfolio, and the Catholic SRI Growth Portfolio are non-diversified Portfolios, which means that they may concentrate their investments in the securities of a limited number of issuers. The ESG Growth Portfolio and the Catholic SRI Growth Portfolio, however, are currently operating with diversified investment portfolios.

As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2.    SIGNIFICANT ACCOUNTING POLICIES.    The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their Portfolios of Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.    Portfolio Valuation.    The net asset value (“NAV”) per share of each Portfolio is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. Each class’s NAV per share is calculated by adding the market value or fair value, as applicable, of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares.

B.    Securities Valuation.    Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to such procedures, the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) — March 31, 2018 (Unaudited)

subject security at the price the Portfolio would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

For disclosure purposes, the Trust has a three-tier fair value hierarchy that is dependent upon the observability of various “inputs” used to determine the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Equity Securities (Common and Preferred Stock and Exchange-Traded Funds): Readily marketable portfolio securities listed on a securities exchange, including NASDAQ, are valued at the closing price on the exchange or at the NASDAQ Official Closing Price. If there have been no sales on such exchange, the securities are valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Readily marketable securities traded only in the over-the-counter market are valued at the closing price and are typically categorized as Level 1 in the fair value hierarchy, or, if there have been no sales, are valued at the mean of the last reported bid and asked prices and are typically categorized as Level 2 in the fair value hierarchy.

Securities listed on a foreign exchange are valued at the closing price on that exchange provided that where the prices of such securities are denominated in foreign currencies, such prices are converted into U.S. dollars at the bid price of such currencies against U.S. dollars at the time of the NAV calculation. If there have been no sales on such exchange, the security is valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the NAV is calculated. Such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, a Portfolio may use a systematic valuation model provided by an independent third party to fair value its international securities. Such systematic valuations are typically categorized as Level 2 in the fair value hierarchy.

Mutual Funds: Mutual funds are valued at their respective daily net asset value and are typically categorized as Level 1 in the fair value hierarchy.

Fixed Income Securities (Corporate, Municipal and Foreign Bonds, U.S. Government and Agency Securities and Inflation Indexed Bonds): Fixed income securities are valued using various inputs including benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy.

Asset-Backed and Mortgage-Backed Securities: In addition to the inputs discussed above for fixed-income securities, asset-backed and mortgage-backed securities are valued using new issue data, monthly payment information and collateral performance, and are typically categorized as Level 2 in the fair value hierarchy.

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) — March 31, 2018 (Unaudited)

Short-Term Obligations: Short-term obligations with maturities of 60 days or less may also be valued at amortized cost, which constitutes fair value as determined by the Board. Such securities are typically categorized as Level 2 in the fair value hierarchy.

Derivative Instruments (Futures, Options, Swaps and Forward Currency Contracts): Swaps are valued using interdealer broker rates, benchmark yields, and swap details and are typically categorized as Level 2 in the fair value hierarchy. Exchange traded futures, swaps and options are valued using quoted prices from the exchange and are typically categorized as Level 1 in the fair value hierarchy. Interest rate swaptions are valued using future interest rate volatility, yield curve, and strike price and are typically categorized as Level 2 in the fair value hierarchy. Forward currency contracts are valued using market quotes posted by major currency dealers and are typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the inputs used to value the following Portfolios’ securities as of March 31, 2018 (amounts in thousands). The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investments for each Portfolio.

Portfolio	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Value Portfolio
Common Stocks	$573,557	$—	$—	$573,557
Contingent Right	—	—	—	—
U.S. Treasury Obligation	—	15	—	15
Time Deposit	—	332	—	332
Mutual Funds	26,350	—	—	26,350
Repurchase Agreement	—	2,290	—	2,290

Total Investments	599,907	2,637	—	602,544

Other Financial Instruments[1]
Futures	(683)	—	—	(683)
Institutional Value Portfolio
Common Stocks	791,443	—	—	791,443
Contingent Right	—	—	—	—
U.S. Treasury Obligation	—	15	—	15
Time Deposit	—	482	—	482
Mutual Funds	69,018	—	—	69,018
Repurchase Agreement	—	463	—	463

Total Investments	860,461	960	—	861,421

Other Financial Instruments[1]
Futures	(2,271)	—	—	(2,271)
Growth Portfolio
Common Stocks	757,353	—	—	757,353
U.S. Treasury Obligation	—	20	—	20
Time Deposit	—	5,640	—	5,640
Mutual Funds	25,333	—	—	25,333
Repurchase Agreement	—	4,483	—	4,483

Total Investments	782,686	10,143	—	792,829

Other Financial Instruments[1]
Futures	(577)	—	—	(577)
Institutional Growth Portfolio
Common Stocks	1,060,635	—	—	1,060,635
U.S. Treasury Obligation	—	26	—	26
Time Deposit	—	787	—	787
Mutual Funds	57,065	—	—	57,065
Repurchase Agreement	—	43	—	43

Total Investments	1,117,700	856	—	1,118,556

Other Financial Instruments[1]
Futures	(1,943)	—	—	(1,943)
Small Cap-Mid Cap Portfolio
Common Stocks	93,956	—	—	93,956
Contingent Rights	—	—	—	—
Time Deposit	—	2,013	—	2,013
Mutual Funds	8,790	—	—	8,790
Repurchase Agreement	—	606	—	606

Total Investments	102,746	2,619	—	105,365

Other Financial Instruments[1]
Futures	(223)	—	—	(223)
Institutional Small Cap-Mid Cap Portfolio
Common Stocks	145,665	—	—	145,665
Contingent Right	—	—	—	—
Time Deposit	—	3,515	—	3,515
Mutual Funds	12,700	—	—	12,700
Repurchase Agreement	—	1,074	—	1,074

Total Investments	158,365	4,589	—	162,954

Other Financial Instruments[1]
Futures	(309)	—	—	(309)
Real Estate Portfolio
Common Stocks	102,843	—	—	102,843
Mutual Funds	18,182	—	—	18,182

Total Investments	121,025	—	—	121,025

Other Financial Instruments[1]
Futures	27	—	—	27

Portfolio	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Commodity Portfolio
Common Stocks	$343,970	$343,907	$—	$687,877
Preferred Stocks	5,193	1,078	—	6,271
Contingent Right	—	—	—	—
Commercial Paper	—	4,070	—	4,070
Corporate Bonds	—	28,799	—	28,799
Asset Backed Securities	—	131	—	131
Collateralized Mortgage Obligations	—	746	—	746
Certificates of Deposit	—	300	—	300
Global Bonds	—	2,845	—	2,845
U.S. Government Agency Securities	—	890	—	890
U.S. Treasury Obligations	—	1,814	—	1,814
Yankee Dollars	—	3,506	—	3,506
Time Deposit	—	2,484	—	2,484
Mutual Funds	66,656	—	—	66,656
Purchased Options & Swaptions	53	7	—	60
Repurchase Agreements	—	35,630	—	35,630

Total Investments	415,872	426,207	—	842,079

Other Financial Instruments[1]
Futures	(576)	—	—	(576)
Forward Currency Contracts	—	(2)	—	(2)
Written Options & Swaptions	(10)	—	—	(10)
Total Return Swap Agreements	—	(35)	—	(35)
Interest Rate Swap Agreements	—	(40)	—	(40)
Centrally Cleared Interest Rate Swap Agreements	—	97	—	97
Commodity Forward Swap Agreements	—	(2)	—	(2)
Commodity Swap Agreements	—	85	—	85
Variance Swap Agreements	—	—	—	—
ESG Growth Portfolio
Common Stocks	71,579	85,512	—	157,091
Preferred Stock	—	51	—	51
Mutual Funds	1,334	—	—	1,334

Total Investments	72,913	85,563	—	158,476

Other Financial Instruments[1]
Futures	8	—	—	8
Catholic SRI Growth Portfolio
Common Stocks	13,425	15,361	—	28,786
Preferred Stock	—	11	—	11
Mutual Fund	179	—	—	179

Total Investments	13,604	15,372	—	28,976

International Portfolio
Common Stocks	76,917	1,136,977	—	1,213,894
Preferred Stocks	—	23,503	—	23,503
Time Deposit	—	17,558	—	17,558
Mutual Funds	47,374	—	—	47,374
Repurchase Agreement	—	13,005	—	13,005

Total Investments	124,291	1,191,043	—	1,315,334

Other Financial Instruments[1]
Futures	(635)	—	—	(635)
Institutional International Portfolio
Common Stocks	91,172	2,258,593	—	2,349,765
Preferred Stocks	—	26,743	—	26,743
Time Deposit	—	20,840	—	20,840
Mutual Funds	132,014	74,400	—	206,414
Repurchase Agreement	—	29,705	—	29,705

Total Investments	223,186	2,410,281	—	2,633,467

Other Financial Instruments[1]
Futures	(1,510)	—	—	(1,510)
Emerging Markets Portfolio
Common Stocks	339,223	1,356,968	—	1,696,191
Preferred Stocks	24,981	14,282	—	39,263

Portfolio	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Emerging Markets Portfolio
Right	$—	$158	$—	$158
Time Deposit	—	3,579	—	3,579
Exchange-Traded Fund	26,196	—	—	26,196
Mutual Funds	45,403	—	—	45,403
Repurchase Agreement	—	13,052	—	13,052

Total Investments	435,803	1,388,039	—	1,823,842

Other Financial Instruments[1]
Futures	(393)	—	—	(393)
Core Fixed Income Portfolio
Asset Backed Securities	—	359	—	359
Collateralized Mortgage Obligations	—	1,055	—	1,055
U.S. Government Agency Mortgages	—	15,843	—	15,843
U.S. Government Agency Securities	—	1,022	—	1,022
Corporate Bonds	—	23,585	—	23,585
U.S. Treasury Obligations	—	23,441	—	23,441
Yankee Dollars	—	3,663	—	3,663
Time Deposit	—	25	—	25
Mutual Funds	3,269	—	—	3,269

Total Investments	3,269	68,993	—	72,262

Other Financial Instruments[2]
TBA Sale Commitments	—	(175)	—	(175)
Fixed Opportunity Portfolio
Collateralized Mortgage Obligations	—	125,257	—	125,257
U.S. Government Agency Mortgages	—	22,401	—	22,401
Corporate Bonds	—	356,374	—	356,374
Yankee Dollars	—	84,554	—	84,554
Time Deposit	—	2,307	—	2,307
Exchange-Traded Fund	35,708	—	—	35,708
Mutual Funds	64,480	—	—	64,480
Repurchase Agreement	—	33,548	—	33,548

Total Investments	100,188	624,441	—	724,629

Other Financial Instruments[1]
Futures	(151)	—	—	(151)
Credit Default Swap Agreements	—	(294)	—	(294)
U.S. Government Fixed Income Portfolio
U.S. Government Agency Securities	—	9,360	—	9,360
U.S. Treasury Obligations	—	210,016	—	210,016
Yankee Dollar	—	130	—	130
Time Deposit	—	611	—	611
Mutual Fund	540	—	—	540

Total Investments	540	220,117	—	220,657

Inflation Protected Portfolio
U.S. Treasury Obligations	—	380,310	—	380,310
Mutual Fund	2,523	—	—	2,523

Total Investments	2,523	380,310	—	382,833

U.S. Corporate Fixed Income Portfolio
Corporate Bonds	—	227,079	—	227,079
Yankee Dollars	—	38,918	—	38,918
Mutual Funds	2,793	—	—	2,793

Total Investments	2,793	265,997	—	268,790

U.S. Mortgage/Asset Backed Fixed Income Portfolio
Asset Backed Securities	—	3,255	—	3,255
Collateralized Mortgage Obligations	—	11,991	—	11,991
U.S. Government Agency Mortgages	—	178,006	—	178,006
Yankee Dollars	—	405	—	405
Mutual Fund	24,759	—	—	24,759

Total Investments	24,759	193,657	—	218,416

Other Financial Instruments[2]
TBA Sale Commitments	—	(1,217)	—	(1,217)

Portfolio	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Short-Term Municipal Portfolio
Municipal Bonds	$—	$38,599	$—	$38,599
Mutual Fund	8,143	—	—	8,143

Total Investments	8,143	38,599	—	46,742

Intermediate Municipal Portfolio
Municipal Bonds	—	394,668	—	394,668
Corporate Bond	—	—	—	—
Time Deposit	—	387	—	387
Mutual Fund	2,888	—	—	2,888

Total Investments	2,888	395,055	—	397,943

Intermediate Municipal II Portfolio
Municipal Bonds	—	77,728	—	77,728
Mutual Fund	1,012	—	—	1,012

Total Investments	1,012	77,728	—	78,740

Amounts designated as “—” are $0 or have been rounded to $0.

[1]

Other Financial Instruments are derivative instruments not reflected in the total investments, such as futures and currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument and written options and swap agreements, which are valued at fair value.

[2]	Represents a “to be announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at the time.

The Trust’s policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. There were no transfers from Level 2 to Level 1 during the period ended March 31, 2018.

There were transfers from Level 1 to Level 2 during the period ended March 31, 2018. On March 31, 2018, the Portfolios shown below systematically fair valued foreign securities trading on foreign stock exchanges that close before U.S. stock exchanges. The Portfolios did not systematically fair value foreign securities on June 30, 2017 resulting in transfers from Level 1 to Level 2.

Portfolio	Transfers from Level 1 to Level 2 (000)
Commodity Portfolio
Common Stocks	$254,166
ESG Growth Portfolio
Common Stocks	75,129
Catholic SRI Portfolio
Common Stocks	14,008
International Portfolio
Common Stocks	1,009,478
Institutional International Portfolio
Common Stocks	1,950,823
Emerging Markets Portfolio
Common Stocks	1,081,558

C.    Securities Transactions and Investment Income. For financial reporting purposes, portfolio securities transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recognized on the ex-dividend date and foreign dividends are recognized as soon as reliable information is available from the Portfolio’s sources. Interest income, including amortization of premium and accretion of discount on investments, is accrued daily. Realized gains and losses from securities transactions are determined by comparing the identified cost of the security lot sold to the net sales proceeds. Realized gains and losses from principal payment transactions on mortgage-backed and asset-backed securities are classified as investment income or loss for financial reporting purposes.

For certain securities, including real estate investment trusts, the Portfolio records distributions received in excess of income as a reduction of the cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolio records adjustments to the estimated amounts of the components of distributions to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.

D.    Restricted Securities.    A restricted security is a security that cannot be offered for public sale without prior registration under the Securities Act of 1933 (the “1933 Act”) (absent an exemption).

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) — March 31, 2018 (Unaudited)

Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. At March 31, 2018, the Commodity Portfolio held illiquid restricted security representing 0.04% of net assets. The illiquid restricted security held as of March 31, 2018 is identified below:

Security	Acquisition Date	Acquisition Cost (000)	Shares or Principal Amount (000)	Fair Value (000)
Commodity Portfolio
Viacom, Inc. 2.53%, 6/15/18	3/27/18	$298	300	$298

E.    Repurchase Agreements.    Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security from the Portfolio at an agreed-upon price and date. Repurchase agreements may involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the seller’s obligation to repurchase is collateralized by an amount at least equal to the repurchase price including accrued interest. All repurchase agreements are fully collateralized by cash and/or government securities (as defined in the 1940 Act). If approved by the Adviser, repurchase agreements may also be fully collateralized by other securities that, at the time the repurchase agreement is entered into, are determined by the Board, or its authorized delegate, to be (i) issued by an issuer that has an exceptionally strong capacity to meet its obligations on the collateral, and (ii) sufficiently liquid that they can be sold by the Portfolio at approximately their carrying value in the ordinary course of business within seven calendar days. Master Repurchase Agreements (“MRA”) permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Portfolios. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Portfolios receive securities as collateral with a market value in excess of the repurchase price to be received by the Portfolios upon the maturity of the transaction. Upon a bankruptcy or insolvency of the counterparty, the Portfolios would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

F.    TBA Purchase and Sale Commitments.    Certain of the Portfolios may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBA commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities Valuation” above.

G.    Derivative Instruments.    Certain of the Portfolios may invest in various financial instruments including positions in forward currency contracts, financial futures contracts, options contracts and swap agreements.

Forward Currency Contracts:    Certain of the Portfolios may be subject to currency exchange rate risk in the normal course of pursuing their investment objectives. A Portfolio enters into forward currency contracts (“forward contracts”) for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings. A forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the forward contract fluctuates with changes in currency exchange rates. The forward contract is marked-to-market daily and the change in value is recorded by the Portfolio as unrealized appreciation or depreciation. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. The Portfolio could be exposed to credit risk if the counterparty is unable to meet the terms of a forward contract, or market risk if the value of the currency changes unfavorably.

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) — March 31, 2018 (Unaudited)

Financial Futures Contracts:    Certain of the Portfolios may be subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may invest in financial futures contracts (“futures contracts”) as part of their investment strategies, to gain exposure to or hedge against changes in the value of equities, interest rates or foreign currencies. The Commodity Portfolio may invest in commodity-linked futures contracts to gain exposure to the commodities market. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, a Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” may be made or received by a Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instrument. A Portfolio recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of an imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures contracts, there is minimal counterparty credit risk to the Portfolios since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default. Securities designated as collateral for market value on futures contracts are noted in each Portfolio’s Portfolio of Investments (if applicable). Such collateral is held with the broker.

Purchased Options Contracts:    Certain of the Portfolios may be subject to equity price risk, commodities price risk and interest rate risk in the normal course of pursuing their investment objectives. In order to reduce such risks and/or in anticipation of future purchases, including to achieve market exposure pending direct investment in securities, certain of the Portfolios may purchase put or call options. Options contracts provide the purchaser with the right, but not the obligation, to buy or sell (call or put option, respectively) a financial instrument at the exercise price.

Written Options Contracts:    Certain of the Portfolios may be subject to equity price risk, commodities price risk and interest rate risk in the normal course of pursuing their investment objectives. In order to reduce such risks and/or in anticipation of future purchases, including to achieve market exposure pending direct investment in securities, certain of the Portfolios may write put or call options. Premiums received from written options contracts are recorded as liabilities and are marked-to-market to reflect the current value of the options written. When writing an option, the Portfolio bears the market risk of unfavorable changes in the price of the underlying instrument.

With exchange-traded options, there is minimal counterparty credit risk to the Portfolios since the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. With over-the-counter options, the Portfolios bear the risk that counterparties will be unable to perform under the terms of the contracts.

Swap Agreements:    Certain of the Portfolios may enter into swap agreements (“swaps”) for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency. A swap is a two-party contract entered into for periods ranging from one day to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or cleared through a third party, known as a clearing organization (“centrally cleared swap”). Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the clearing organization.

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) — March 31, 2018 (Unaudited)

Interest Rate Swaps:    Certain of the Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because certain Portfolios hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. In order to reduce such risks, certain Portfolios may enter into interest rate swaps. Interest rate swaps involve the exchange of commitments to pay and receive a fixed or floating rate of interest based on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect their value or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the swap’s remaining life.

Total Return Swaps:    Certain of the Portfolios may enter into total return swaps to gain or mitigate exposure to the underlying securities or indices. In “long” total return swaps, the counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the swaps would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Portfolio will agree to pay to the counterparty an amount equal to a fixed or floating rate of interest on the notional amount of the swaps plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Total return swaps do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a Portfolio’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, is maintained at the broker-dealer or the Portfolio’s custodian. Until a total return swap is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Portfolio on the notional amount is recorded as “unrealized appreciation or depreciation on swap agreements” and, when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap transactions.” A Portfolio may enter into total return swaps that provide the opposite return of its benchmark index or security (“short” the index or security). Its operations are similar to those swaps disclosed above except that the counterparty pays interest to the Portfolio on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swaps plus, in certain instances, the Portfolio will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted against any unrealized appreciation or depreciation to determine the value of the swaps.

Variance Swaps:    Certain of the Portfolios may invest in variance swaps to gain or mitigate exposure to the underlying reference securities. Variance swaps involve the agreement of two parties to exchange cash flows based on the measured variance (or square of the volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swaps is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, a Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price. This type of swap is essentially a forward contract on the future realized price variance of the underlying asset.

The primary risks associated with the use of swaps are an imperfect correlation between the prices of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform under the agreement. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The Portfolio will bear the counterparty risk, i.e., the risk of loss of the net amount, if any, expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) — March 31, 2018 (Unaudited)

substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members will satisfy obligations to the Portfolio. The unrealized gain or loss at March 31, 2018 is disclosed in the swap tables included in the Portfolios of Investments.

H.    Inflation Indexed Bonds.    Certain of the Portfolios may invest in inflation-indexed bonds, which are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation.

Interest rates on conventional bonds have two primary components:    a “real” yield and an increment that reflects investor expectations of future inflation. By contrast, interest payments on inflation-indexed bonds are adjusted for inflation and, therefore, are not affected meaningfully by inflation expectations. This leaves only changes in real rates to influence the price of inflation-indexed bonds. A rise in real rates will cause the price of inflation-indexed bonds to fall, while a decline in real rates will boost the price of inflation-indexed bonds. Inflation-indexed bonds issued by non-U.S. governments are generally indexed to the inflation rates prevailing in those countries.

The primary risk associated with the use of inflation-indexed bonds is that the principal value of an investment is not protected or otherwise guaranteed by virtue of the Portfolio’s investments in inflation-indexed bonds. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and, consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. treasury inflation indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal value. Deflation risk is the possibility that prices throughout the economy decline over time and, in which case, the principal and income of an inflation-protected bond will decline and may result in losses.

I.    Bank Loans.    Certain Portfolios may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium. These base rates are primarily the London-Interbank Offered Rate and, secondarily, the prime rate offered by one or more major U.S. banks and the certificate of deposit rate or other base lending rates used by commercial lenders. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Portfolio of Investments. The Portfolios did not hold any bank loans as of March 31, 2018.

All or a portion of any bank loans may be unfunded.    A Portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked-to-market daily, are presented in the Portfolio of Investments.

J.    Securities Lending.    Certain of the Portfolios may lend from their portfolio securities to broker-dealers pursuant to a Master Securities Lending Agreement (“MSLA”) that requires the borrower to post collateral equal to at least the market value of the securities loaned, which is marked-to-market on a daily basis. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The Portfolios will continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Portfolios pay various fees in connection with the investment of the collateral. Any voting rights, or rights to consent, relating to securities loaned, pass to the borrower. Currently cash collateral received by a Portfolio in securities lending transactions may only be invested in repurchase agreements or money market funds that invest in U.S. treasury obligations. A Portfolio bears the risk of such investments. Securities on loan at March 31, 2018 are presented in the Portfolios of Investments.

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) — March 31, 2018 (Unaudited)

Securities lending transactions are entered into by a Portfolio under a MSLA which permits the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Portfolio to the same counterparty against amounts to be received and create a net payment due to or from the Portfolio.

K.    Basis for Consolidation for the Commodity Portfolio.    The HC Commodity Related Securities Fund, Ltd. and the HC Commodity Related Securities Fund II, Ltd. (the “Funds”) are incorporated as Cayman Islands exempted companies. The Funds are wholly-owned subsidiaries of the Commodity Portfolio and act as investment vehicles for the Commodity Portfolio for the purpose of effecting certain commodity-linked investments consistent with its investment objectives. The Funds may invest in commodity-linked derivative instruments including options, futures and swaps. The Funds may also invest in debt securities, some of which are intended to serve as margin or collateral for the Funds’ derivative positions.

Under the Articles of Association of each of the Funds, shares issued by the Funds give the Commodity Portfolio, as the sole shareholder, the right to receive notice of, to attend, and to vote at general meetings of the Funds, the right to participate in the profits of the Funds and rights to the assets of the Funds in the event that they are liquidated.

The Commodity Portfolio’s investments in these Funds have been consolidated and include the portfolio holdings of the underlying Funds.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the Registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HC Capital Trust

By (Signature and Title)	/s/ Jonathan J. Hirtle
Jonathan J. Hirtle, Principal Executive Officer

Date July 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Colette L. Bergman
Colette L. Bergman, Principal Financial Officer

Date July 9, 2018

By (Signature and Title)	/s/ Jonathan J. Hirtle
Jonathan J. Hirtle, Principal Executive Officer

Date July 9, 2018